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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Value Advantage Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 4.4%
18,038		Ainsworth Game Technology Ltd.	$61,004	0.0
10,492		ARB Corp. Ltd.	117,121	0.1
86,437		Aristocrat Leisure Ltd.	431,872	0.2
31,287		Automotive Holdings Group	113,241	0.0
15,135	L	Breville Group Ltd.	134,195	0.1
63,183		Crown Ltd.	977,202	0.5
88,377	L	David Jones Ltd.	267,409	0.1
10,030		Domino's Pizza Enterprises Ltd.	186,141	0.1
130,529		Echo Entertainment Group Ltd.	297,118	0.1
349,694		John Fairfax Holdings Ltd.	297,409	0.1
8,439	L	Flight Centre Ltd.	411,718	0.2
11,726	L	G.U.D. Holdings Ltd.	59,341	0.0
45,799		G8 Education Ltd.	216,549	0.1
95,564	L	Harvey Norman Holdings Ltd.	293,061	0.1
18,040		Invocare Ltd.	181,297	0.1
16,252		JB Hi-Fi Ltd.	282,447	0.1
33,363		Kathmandu Holdings Ltd.	113,242	0.1
97,214	L	Myer Holdings Ltd.	201,421	0.1
51,107		Navitas Ltd.	346,192	0.2
6,044	@,L	News Corp.	100,035	0.0
99,062	@,L	Nine Entertainment Co. Holdings Ltd.	214,759	0.1
155,367		Pacific Brands Ltd.	76,437	0.0
15,357		Premier Investments Ltd.	140,505	0.1
8,022		REA Group Ltd.	363,505	0.2
4,593	L	Reject Shop Ltd.	43,292	0.0
18,314		Retail Food Group Ltd.	74,266	0.0
103,629		Seven West Media Ltd.	190,941	0.1
28,607		Sky Network Television Ltd.	156,444	0.1
25,982		SKYCITY Entertainment Group Ltd.	88,336	0.0
29,680		Slater & Gordon Ltd.	125,904	0.1
93,540	@	Southern Cross Media Group Ltd.	119,126	0.1
56,006		STW Communications Group Ltd.	72,879	0.0
23,097		Super Retail Group Ltd.	236,883	0.1
122,054		TABCORP Holdings Ltd.	386,555	0.2
234,493		Tattersall's Ltd.	631,420	0.3
271,786	@	Ten Network Holdings Ltd.	69,486	0.0
37,186		Trade Me Ltd.	131,774	0.1
38,667	L	Twenty-First Century Fox, Inc.	1,203,164	0.6
13,301		Village Roadshow Ltd.	86,093	0.0
22,280		Wotif.Com Holdings Ltd.	54,899	0.0
			9,554,683	4.4

		Consumer Staples: 7.6%
22,881		Bega Cheese Ltd.	111,617	0.0
88,307		Coca-Cola Amatil Ltd.	904,938	0.4
280,180		Goodman Fielder Ltd.	160,377	0.1
30,460		GrainCorp Ltd.	238,120	0.1
143,853		Metcash Ltd.	349,533	0.2
107,380		Treasury Wine Estates Ltd.	352,740	0.2
190,790		Wesfarmers Ltd.	7,310,238	3.4
209,252		Woolworths Ltd.	6,939,222	3.2
			16,366,785	7.6

		Energy: 5.6%
30,916	@,L	Aquila Resources Ltd.	67,337	0.0
71,459	@	Aurora Oil and Gas Ltd.	271,888	0.1
89,299	@	Australian Worldwide Exploration Ltd.	125,655	0.1
213,638		Beach Petroleum Ltd.	339,004	0.2
38,844	@,L	Buru Energy Ltd.	46,053	0.0
22,569		Caltex Australia Ltd.	461,810	0.2
64,319	@	Drillsearch Energy Ltd.	99,782	0.1
190,376	@	Horizon Oil Ltd.	54,732	0.0
32,216	@	Karoon Gas Australia Ltd.	76,454	0.0
191,308		Oil Search Ltd.	1,501,651	0.7
183,698		Origin Energy Ltd.	2,439,881	1.1
146,699	@,L	Paladin Resources Ltd.	63,522	0.0
160,859		Santos Ltd.	2,016,636	0.9
154,837	@	Senex Energy Ltd.	108,333	0.1
99,111	@	Whitehaven Coal Ltd.	152,520	0.1
104,082		Woodside Petroleum Ltd.	3,768,759	1.8
36,598		WorleyParsons Ltd.	515,432	0.2
			12,109,449	5.6

		Financials: 43.7%
50,495		Abacus Property Group	110,099	0.1
490,780		AMP Ltd.	2,271,632	1.1
66,354		Ardent Leisure Group	153,925	0.1
32,291		ASX Ltd.	1,082,033	0.5
77,010		Australand Property Group	301,824	0.1
457,749		Australia & New Zealand Banking Group Ltd.	14,081,753	6.5
58,230		Aveo Group	109,253	0.1
53,464		Bank of Queensland Ltd.	638,787	0.3
68,067		Bendigo Bank Ltd.	719,064	0.3
80,639		BWP Trust	174,197	0.1
403,268		CFS Retail Property Trust	707,564	0.3
88,746		Challenger Financial Services Group Ltd.	528,010	0.3
72,917	@,X	Chapter HA Units Contingent	–	–
41,218		Charter Hall Group	152,917	0.1
51,020		Charter Hall Retail REIT	169,554	0.1
268,889		Commonwealth Bank of Australia	19,357,242	9.0
43,464	@	Cover-More Group Ltd.	84,245	0.1
214,492		Cromwell Property Group	191,207	0.1

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
934,627		Dexus Property Group	$921,669	0.4
238,619		Federation Centres Ltd	523,062	0.2
36,928		FlexiGroup Ltd./Australia	123,640	0.1
256,526		Goodman Group	1,128,246	0.5
261,293		GPT Group	888,082	0.4
115,382		Henderson Group PLC	511,473	0.2
102,652		Investa Office Fund	309,178	0.1
390,610		Insurance Australia Group	2,020,267	0.9
34,435		IOOF Holdings Ltd.	283,311	0.1
88,468		Lend Lease Corp., Ltd.	974,296	0.5
53,667		Macquarie Group Ltd.	2,893,836	1.3
21,102		Magellan Financial Group Ltd.	268,989	0.1
609,197		Mirvac Group	962,707	0.5
392,636		National Australia Bank Ltd.	12,945,296	6.0
36,833	@	Ozforex Group Ltd.	112,779	0.1
7,893		Perpetual Ltd.	366,930	0.2
35,793		Platinum Asset Management Ltd.	248,324	0.1
208,299		QBE Insurance Group Ltd.	2,475,420	1.2
107,254		Shopping Centres Australasia Property Group	165,344	0.1
384,627		Stockland	1,339,838	0.6
214,621		Suncorp Group Ltd	2,568,465	1.2
324,318		Westfield Group	3,089,217	1.4
499,760		Westfield Retail Trust	1,383,648	0.6
518,626		Westpac Banking Corp.	16,675,248	7.7
			94,012,571	43.7

		Health Care: 4.5%
26,644		Acrux Ltd.	42,629	0.0
25,697		Ansell Ltd.	439,051	0.2
9,453		Cochlear Ltd.	500,360	0.2
80,727		CSL Ltd.	5,214,308	2.4
30,767	@,L	Mesoblast Ltd.	156,463	0.1
83,642		Primary Health Care Ltd.	366,188	0.2
21,507		Ramsay Health Care Ltd.	961,025	0.4
125,976	L	ResMed, Inc.	556,093	0.3
191,766		Sigma Pharmaceuticals Ltd.	118,517	0.1
9,090		Sirtex Medical Ltd.	131,139	0.1
66,067		Sonic Healthcare Ltd.	1,058,467	0.5
10,741		Virtus Health Ltd.	72,685	0.0
			9,616,925	4.5

		Industrials: 6.5%
65,766	L	ALS Ltd./Queensland	449,075	0.2
163,054		Asciano Group	788,854	0.4
358,949		Aurizon Holdings Ltd.	1,714,563	0.8
26,946		Bradken Ltd.	109,101	0.0
258,978		Brambles Ltd.	2,228,261	1.0
18,425	L	Cabcharge Australia Ltd.	69,243	0.0
26,642	L	Cardno Ltd.	178,163	0.1
86,277		CSR Ltd.	281,680	0.1
72,676		Downer EDI Ltd.	339,968	0.2
14,157		Forge Group Ltd.	12,013	0.0
49,714		GWA Group Ltd.	134,882	0.1
24,141	L	Leighton Holdings Ltd.	473,227	0.2
63,396		Macquarie Atlas Roads Group	174,618	0.1
9,448		McMillan Shakespeare Ltd.	86,960	0.0
59,817		Mermaid Marine Australia Ltd.	130,920	0.1
26,115		Mineral Resources Ltd.	278,586	0.1
15,158	L	Monadelphous Group Ltd.	236,830	0.1
46,292		NRW Holdings Ltd.	45,792	0.0
378,664	@	Qantas Airways Ltd.	389,024	0.2
98,131		Qube Logistics Holdings Ltd.	203,510	0.1
51,908	@	Recall Holdings Ltd.	223,807	0.1
35,156		SAI Global Ltd.	133,899	0.1
56,355		Seek Ltd.	921,404	0.4
16,254		Seven Group Holdings Ltd.	124,830	0.1
33,828		Skilled Group Ltd.	86,747	0.0
366,045		Sydney Airport	1,424,278	0.7
113,375		Toll Holdings Ltd.	548,285	0.3
75,527	@	Transfield Services Ltd.	58,788	0.0
263,829	@	Transpacific Industries Group Ltd.	281,135	0.1
247,148		Transurban Group	1,666,169	0.8
27,310	L	UGL Ltd.	178,177	0.1
46,354	@	Veda Group Ltd.	102,743	0.0
231,429	@,X	Virgin Australia Holdings Ltd.	–	–
			14,075,532	6.5

		Information Technology: 0.7%
35,652		carsales.com.au Ltd.	359,639	0.2
84,941		Computershare Ltd.	955,269	0.4
20,371		Iress Market Technology Ltd.	162,605	0.1
			1,477,513	0.7

		Materials: 16.6%
74,324		Adelaide Brighton Ltd.	276,948	0.1
413,301	@	Alumina Ltd.	460,276	0.2
201,290		Amcor Ltd.	1,944,864	0.9
210,407		Arrium Ltd.	264,737	0.1
143,717		Atlas Iron Ltd.	130,668	0.1
18,308		BC Iron Ltd.	80,601	0.0
131,194	@	Beadell Resources Ltd.	73,529	0.0
535,330		BHP Billiton Ltd.	18,145,199	8.4
90,909	@	BlueScope Steel Ltd.	518,103	0.2
128,116		Boral Ltd.	673,370	0.3
63,571		DuluxGroup Ltd.	338,502	0.2
75,972		Evolution Mining Ltd.	60,529	0.0
33,051		Fletcher Building Ltd.	274,696	0.1
283,806		Fortescue Metals Group Ltd.	1,389,484	0.7
69,958		Iluka Resources Ltd.	644,194	0.3
272,277		Incitec Pivot Ltd.	748,783	0.4

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
38,788		Independence Group NL	$141,055	0.1
73,963		James Hardie Industries SE	988,005	0.5
328,532	@,L	Lynas Corp. Ltd.	64,275	0.0
35,517	@	Medusa Mining Ltd.	68,371	0.0
106,953		Mount Gibson Iron Ltd.	90,599	0.0
127,334	@	Newcrest Mining Ltd.	1,165,158	0.5
90,453		Northern Star Resources Ltd	94,909	0.1
29,840		Nufarm Ltd.	110,447	0.1
61,421		Orica Ltd.	1,249,801	0.6
201,724		Orora Ltd.	257,160	0.1
52,597		OZ Minerals Ltd.	173,914	0.1
28,455	@	Pact Group Holdings Ltd.	90,779	0.1
82,720		Pan Australian Resources Ltd.	121,132	0.1
68,130	L	Regis Resources Ltd.	143,447	0.1
109,679	@	Resolute Mining Ltd.	60,500	0.0
72,690		Rio Tinto Ltd.	4,287,466	2.0
15,656	@	Sandfire Resources NL	84,862	0.0
27,795	@,L	Sims Group Ltd.	253,257	0.1
34,376	@,L	Sirius Resources NL	77,792	0.0
29,421		Western Areas NL	90,973	0.1
			35,638,385	16.6

		Telecommunication Services: 4.9%
25,995		iiNET Ltd.	179,000	0.1
27,234	L	M2 Telecommunications Group Ltd.	151,795	0.1
19,658		Singapore Telecommunications Ltd.	57,224	0.0
43,994		Telecom Corp. of New Zealand Ltd.	93,518	0.0
2,075,652		Telstra Corp., Ltd.	9,787,646	4.6
48,875		TPG Telecom Ltd.	301,716	0.1
			10,570,899	4.9

		Utilities: 1.5%
92,449		AGL Energy Ltd.	1,303,667	0.6
139,715		APA Group	832,709	0.4
200,878		DUET Group	387,667	0.2
154,031		Envestra Ltd.	160,966	0.1
268,652		SP AusNet	327,044	0.1
197,868		Spark Infrastructure Group	314,381	0.1
			3,326,434	1.5

	Total Common Stock
	(Cost $190,304,781)		206,749,176	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc(1): 2.5%
1,246,649	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,246,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $1,271,584, due 01/31/16-11/01/43)	$1,246,649	0.6
1,246,649	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,246,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,271,582, due 05/15/14-09/01/49)	1,246,649	0.6
262,428	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $262,428, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $267,677, due 08/15/23-05/15/43)	262,428	0.1
1,246,649	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $1,246,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,271,585, due 04/15/14-11/15/30)	1,246,649	0.6

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,246,649	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,246,652, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $1,271,582, due 04/01/14-05/01/47)	$1,246,649	0.6
		5,249,024	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
4,156,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,156,000)	4,156,000	1.9

	Total Short-Term Investments
	(Cost $9,405,024)	9,405,024	4.4

	Total Investments in Securities (Cost $199,709,805)	$216,154,200	100.4
	Liabilities in Excess of Other Assets	(808,539)	(0.4)
	Net Assets	$215,345,661	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $202,813,116.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,311,028
Gross Unrealized Depreciation	(19,969,944)

Net Unrealized Appreciation	$13,341,084

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$9,554,683	$–	$9,554,683
Consumer Staples	461,150	15,905,635	–	16,366,785
Energy	–	12,109,449	–	12,109,449
Financials	84,245	93,928,326	–	94,012,571
Health Care	–	9,616,925	–	9,616,925
Industrials	233,663	13,829,856	12,013	14,075,532
Information Technology	–	1,477,513	–	1,477,513
Materials	90,779	35,547,606	–	35,638,385
Telecommunication Services	–	10,570,899	–	10,570,899
Utilities	–	3,326,434	–	3,326,434
Total Common Stock	869,837	205,867,326	12,013	206,749,176
Short-Term Investments	4,156,000	5,249,024	–	9,405,024
Total Investments, at fair value	$5,025,837	$211,116,350	$12,013	$216,154,200
Other Financial Instruments+
Forward Foreign Currency Contracts	–	126,362	–	126,362
Futures	63,923	–	–	63,923
Total Assets	$5,089,760	$211,242,712	$12,013	$216,344,485
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(14,702)	$–	$(14,702)
Total Liabilities	$–	$(14,702)	$–	$(14,702)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Australian Dollar	6,710,000	Buy	06/18/14	$6,063,465	$6,189,827	$126,362
							$126,362

Brown Brothers Harriman & Co.	Australian Dollar	700,000	Sell	06/18/14	$641,879	$645,734	$(3,855)
Brown Brothers Harriman & Co.	Australian Dollar	600,000	Sell	06/18/14	542,640	553,487	(10,847)
							$(14,702)

Voya Australia Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	70	06/19/14	$8,752,597	$63,923
			$8,752,597	$63,923

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$126,362
Equity contracts	Futures contracts	63,923
Total Asset Derivatives		$190,285

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$14,702
Total Liability Derivatives		$14,702

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Bank of America	Brown Brothers Harriman & Co.	Totals
Assets:
Forward foreign currency contracts	$126,362	$–	$126,362
Total Assets	$126,362	$–	$126,362

Liabilities:
Forward foreign currency contracts	$–	$14,702	$14,702
Total Liabilities	$–	$14,702	$14,702

Net OTC derivative instruments by counterparty, at fair value	$126,362	$(14,702)	$111,660

Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$–

Net Exposure(1)	$126,362	$(14,702)	$111,660

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 8.8%
65,500		Anhanguera Educacional Participacoes SA	$406,741	0.1
155,000		Anta Sports Products Ltd	258,742	0.0
43,678	@	Arcelik A/S	244,001	0.0
3,103,600		Astra International Tbk PT	2,030,081	0.3
278,200		Astro Malaysia Holdings Bhd	272,929	0.0
13,827		Bajaj Auto Ltd.	482,710	0.1
167,700		BEC World PCL	282,277	0.0
713,000		Belle International Holdings	712,799	0.1
464,000		Brilliance China Automotive Holdings Ltd.	709,811	0.1
79,500	@	Byd Co., Ltd.	493,194	0.1
15,330	@	Cheil Communications, Inc.	345,831	0.1
246,650		Cheng Shin Rubber Industry Co. Ltd.	705,196	0.1
128,900		Chongqing Changan Automobile Co. Ltd.	214,044	0.0
23,000		Cia Hering	278,960	0.1
32,697	@	Cyfrowy Polsat SA	230,898	0.0
43,700		Cyrela Brazil Realty SA	264,819	0.0
392,000		Dongfeng Motor Group Co., Ltd.	556,023	0.1
27,000		Eclat Textile Co. Ltd	313,042	0.1
30,800		El Puerto de Liverpool SAB de CV	338,044	0.1
46,100		Estacio Participacoes SA	465,267	0.1
143,510		Far Eastern Department Stores Co., Ltd.	126,669	0.0
2,696	@	Folli Follie Group	99,540	0.0
30,696	L	Foschini Group Ltd./The	311,876	0.1
785,000		Geely Automobile Holdings Ltd.	309,492	0.1
324,500		Genting Bhd	995,281	0.2
492,200		Genting Malaysia BHD	633,297	0.1
48,000		Giant Manufacturing Co., Ltd.	327,148	0.1
1,173,400		Global Mediacom Tbk PT	244,270	0.0
113,000	L	Golden Eagle Retail Group Ltd.	156,265	0.0
1,674,000		GOME Electrical Appliances Holdings Ltd.	283,287	0.1
163,000		Great Wall Motor Co. Ltd.	821,175	0.1
205,200		Grupo Televisa S.A.	1,368,995	0.2
37,707		Grupo Televisa SAB ADR	1,255,266	0.2
334,000		Guangzhou Automobile Group Co. Ltd.	352,112	0.1
152,000		Haier Electronics Group Co. Ltd.	412,563	0.1
5,790		Halla Visteon Climate Control Corp.	265,229	0.0
11,128		Hankook Tire Co. Ltd.	633,210	0.1
12,608		Hero Honda Motors Ltd	480,828	0.1
448,500		Home Product Center PCL	134,975	0.0
39,000		Hotai Motor Co. Ltd.	471,693	0.1
2,465		Hyundai Department Store Co. Ltd.	329,354	0.1
10,459		Hyundai Mobis	3,103,172	0.5
23,551		Hyundai Motor Co.	5,568,664	0.9
2,309		Hyundai Wia Corp.	372,179	0.1
28,606		Imperial Holdings Ltd.	511,629	0.1
175,000		Intime Retail Group Co. Ltd.	188,390	0.0
75,300		Jollibee Foods Corp.	287,487	0.1
18,124	@	Jumbo SA	324,593	0.1
15,700		Kangwon Land, Inc.	457,996	0.1
41,331		Kia Motors Corp.	2,309,659	0.4
29,800		Kroton Educacional SA	646,958	0.1
16,274		LG Electronics, Inc.	994,845	0.2
20,000		Lojas Renner SA	566,329	0.1
1,713		Lotte Shopping Co. Ltd.	539,574	0.1
58,533		Mahindra & Mahindra Ltd. GDR	957,473	0.2
234,700	@	Matahari Department Store Tbk PT	288,529	0.1
653,000		Media Nusantara Citra Tbk PT	152,628	0.0
32,000		Merida Industry Co. Ltd.	212,794	0.0
247,900		Minor International PCL	190,113	0.0
38,249		Mr Price Group Ltd.	571,680	0.1
59,600		MRV Engenharia e Participacoes SA	210,662	0.0
60,066		Naspers Ltd.	6,618,853	1.1
36,180		OPAP S.A.	580,919	0.1
334,000		POU Chen Corp.	472,659	0.1
86,081		Ruentex Industries Ltd.	206,139	0.0
113,729		SACI Falabella	1,005,233	0.2
94,000		Shenzhou International Group Holdings Ltd.	298,839	0.1
1,148		Shinsegae Co., Ltd.	249,447	0.0
204,470		Steinhoff International Holdings Ltd.	988,923	0.2
590,100		Surya Citra Media Tbk PT	166,911	0.0
25,223		Tata Motors Ltd. ADR	893,146	0.2
70,409	L	Truworths International Ltd.	515,838	0.1
71,400		UMW Holdings Bhd	240,405	0.0
118,199		Woolworths Holdings Ltd./South Africa	822,561	0.1
8,598		Coway Co., Ltd.	602,596	0.1
120,000		Yulon Motor Co., Ltd.	198,609	0.0
80,500	L	Zhongsheng Group Holdings Ltd.	111,113	0.0
			52,045,479	8.8

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: 8.4%
32,982		Almacenes Exito SA	$496,418	0.1
275,565		AMBEV SA ADR	2,041,937	0.3
441,800		AMBEV SA	3,286,727	0.6
511		Amorepacific Corp.	604,876	0.1
462		Amorepacific Group	222,435	0.0
34,498		Anadolu Efes Biracilik Ve Malt Sanayii AS	383,937	0.1
53,800		Arca Continental SAB de CV	320,974	0.1
7,400		Astra Agro Lestari Tbk PT	17,001	0.0
34,532		BIM Birlesik Magazalar AS	777,844	0.1
26,500	L	Biostime International Holdings Ltd.	182,079	0.0
53,200		BRF - Brasil Foods SA	1,065,172	0.2
47,930		BRF SA ADR	957,641	0.2
22,800		British American Tobacco Malaysia Bhd	412,781	0.1
176,340		Cencosud SA	584,933	0.1
439,400		Charoen Pokphand Foods PCL	380,213	0.1
1,168,800		Charoen Pokphand Indonesia Tbk PT	414,093	0.1
390,000		China Agri-Industries Holdings Ltd.	152,502	0.0
215,000		China Mengniu Diary Co., Ltd.	1,079,016	0.2
184,000		China Resources Enterprise	520,192	0.1
20,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar	879,032	0.1
24,521		Cia Cervecerias Unidas SA	275,002	0.0
1,294		CJ CheilJedang Corp.	349,625	0.1
65,900		Coca-Cola Femsa SAB de CV	692,996	0.1
10,508		Coca-Cola Icecek AS	252,810	0.0
65,500		Controladora Comercial Mexicana SA de CV	271,673	0.0
669,300		CP ALL PCL	898,523	0.2
3,193		E-Mart Co. Ltd.	733,130	0.1
51,001		Embotelladora Andina SA	184,696	0.0
14,444		Eurocash SA	190,915	0.0
261,900		Felda Global Ventures Holdings Bhd	372,978	0.1
158,900		Fomento Economico Mexicano SA de CV ADR	1,481,955	0.3
14,136	@	Fomento Economico Mexicano SAB de CV ADR	1,318,041	0.2
20,236		Godrej Consumer Products Ltd.	291,238	0.0
257,800		Grupo Bimbo SAB de CV	695,273	0.1
56,000		Grupo Comercial Chedraui, S.A. de C.V.	164,712	0.0
79,200		Gudang Garam Tbk PT	346,689	0.1
115,000		Hengan International Group Co., Ltd.	1,193,880	0.2
98,806		Hindustan Lever Ltd.	1,002,307	0.2
58,000		Hypermarcas SA	420,238	0.1
205,800		Indofood CBP Sukses Makmur TBK PT	183,584	0.0
742,100		Indofood Sukses Makmur Tbk PT	480,165	0.1
470,000		IOI Corp. Bhd	690,453	0.1
345,655		ITC Ltd.	2,044,578	0.3
114,600		JBS SA	390,923	0.1
248,600		Kimberly-Clark Corp.	663,606	0.1
17,122		KT&G Corp.	1,289,580	0.2
80,600		Kuala Lumpur Kepong BHD	597,826	0.1
1,448		LG Household & Health Care Ltd.	625,995	0.1
127		Lotte Confectionery Co. Ltd.	217,503	0.0
6,200		M Dias Branco SA	248,519	0.0
40,086		Magnit OJSC GDR	2,194,980	0.4
17,346	L	Massmart Holdings Ltd.	226,037	0.0
27,200		Natura Cosmeticos S.A.	455,411	0.1
3,392		Nestle India Ltd.	285,613	0.1
588		Orion Corp.	453,398	0.1
42,357	L	Pick n Pay Stores Ltd.	207,461	0.0
82,800		PPB Group Bhd	422,125	0.1
93,000		President Chain Store Corp.	656,129	0.1
35,400		Raia Drogasil SA	305,323	0.1
64,632	L	Shoprite Holdings Ltd.	975,311	0.2
60,500		Souza Cruz S.A.	547,940	0.1
26,820		Spar Group Ltd./The	309,371	0.1
46,450		Standard Foods Corp.	126,853	0.0
379,500	L	Sun Art Retail Group Ltd.	477,035	0.1
25,264		Tiger Brands Ltd.	652,755	0.1
310,000		Tingyi Cayman Islands Holding Corp.	890,521	0.2
58,000		Tsingtao Brewery Co., Ltd.	425,454	0.1
245,500		Unilever Indonesia Tbk PT	637,002	0.1
192,000	L	Uni-President China Holdings Ltd.	161,441	0.0
693,020		Uni-President Enterprises Corp.	1,207,336	0.2
1,364		United Breweries Ltd.	18,843	0.0
14,009		United Spirits Ltd.	621,907	0.1
142,100		Universal Robina Corp.	450,917	0.1
76,782		Vina Concha y Toro SA	158,220	0.0
821,000		Wal-Mart de Mexico SA de CV	1,955,735	0.3
918,000		Want Want China Holdings Ltd.	1,373,441	0.2
66,000		Wumart Stores, Inc.	64,593	0.0
49		Yantai Changyu Pioneer Wine Co. Ltd.	119	0.0
			49,610,487	8.4

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 10.1%
2,355,500		Adaro Energy Tbk PT	$204,936	0.0
246		AK Transneft OAO	534,868	0.1
173,200		Banpu PCL	149,432	0.0
30,180		Bharat Petroleum Corp. Ltd.	233,067	0.0
183,400		Bumi Armada Bhd	219,728	0.0
77,129		Cairn India Ltd.	430,681	0.1
626,000		China Coal Energy Co. - Class H	353,836	0.1
264,000		China Oilfield Services Ltd.	622,457	0.1
3,917,600		China Petroleum & Chemical Corp.	3,504,147	0.6
519,000		China Shenhua Energy Co., Ltd.	1,502,773	0.3
2,739,000		CNOOC Ltd.	4,146,909	0.7
78,702		Coal India Ltd.	380,331	0.1
17,600		Cosan SA Industria e Comercio	272,494	0.0
754,374		Ecopetrol SA	1,541,693	0.3
68,355		Empresas COPEC SA	896,234	0.1
21,958	L	Exxaro Resources Ltd.	291,684	0.1
181,000		Formosa Petrochemical Corp.	461,522	0.1
387,100		Gazprom OAO ADR	2,980,670	0.5
1,013,654		Gazprom OAO	3,917,432	0.7
5,947	@	Grupa Lotos SA	74,774	0.0
8,149		GS Holdings Corp.	369,848	0.1
66,900		Indo Tambangraya Megah PT	144,250	0.0
166,307		Inner Mongolia Yitai Coal Co.	200,566	0.0
1,524,000		IRPC PCL	161,830	0.0
506,000		Kunlun Energy Co. Ltd.	847,875	0.1
37,089		Lukoil OAO ADR	2,062,821	0.3
40,531		Lukoil OAO	2,266,435	0.4
6,671		MOL Hungarian Oil & Gas PLC	375,439	0.1
13,953	@	NovaTek OAO GDR	1,537,272	0.3
120,879		Oil & Natural Gas Corp., Ltd.	646,762	0.1
18,934		Oil India Ltd.	153,504	0.0
3,268,000		PetroChina Co., Ltd.	3,549,808	0.6
152,671		Petroleo Brasileiro SA ADR	2,117,547	0.4
461,600		Petroleo Brasileiro SA	3,041,393	0.5
39,300		Petronas Dagangan BHD	369,740	0.1
51,658		Polski Koncern Naftowy Orlen	738,749	0.1
292,373		Polskie Gornictwo Naftowe I Gazownictwo SA	429,457	0.1
212,700		PTT Exploration & Production PCL	1,029,785	0.2
132,300		PTT PCL	1,219,448	0.2
103,991	#,L	Reliance Industries Ltd. GDR	3,231,069	0.5
177,679		Rosneft OAO	1,190,067	0.2
574,700	@	Sapurakencana Petroleum Bhd	793,746	0.1
84,020		Sasol Ltd.	4,698,872	0.8
9,280		SK Innovation Co. Ltd.	1,067,571	0.2
6,807		S-Oil Corp.	394,972	0.1
1,070,900		Surgutneftegas OJSC	777,696	0.1
1,103,463		Surgutneftegas OAO	814,626	0.1
219,343		Tatneft OAO	1,251,712	0.2
125,000		Thai Oil PCL	204,614	0.0
20,677		Tupras Turkiye Petrol Rafine	437,413	0.1
49,700		Ultrapar Participacoes SA	1,194,859	0.2
308,000	L	Yanzhou Coal Mining Co., Ltd.	232,383	0.0
			60,271,797	10.1

		Financials: 25.5%
217,391	L	African Bank Investments Ltd.	221,975	0.0
254,000		Agile Property Holdings Ltd.	208,699	0.0
3,253,000		Agricultural Bank of China Ltd.	1,422,048	0.2
292,853		Akbank TAS	930,759	0.2
6,590	@	Alior Bank SA	191,321	0.0
189,400		Alliance Financial Group Bhd	255,915	0.0
270,221	@	Alpha Bank AE	265,158	0.0
267,000		AMMB Holdings Bhd	587,460	0.1
30,430		Ayala Corp.	393,002	0.1
899,900		Ayala Land, Inc.	602,315	0.1
152,879		Banco Bradesco SA ADR	2,089,856	0.4
97,200		Banco Bradesco SA	1,429,084	0.2
12,571		Banco Davivienda SA	162,433	0.0
2,866,897		Banco de Chile	361,777	0.1
4,895		Banco de Credito e Inversiones	285,546	0.1
134,100		Banco do Brasil S.A.	1,341,000	0.2
27,900		Banco do Estado do Rio Grande do Sul	159,850	0.0
148,100		Banco Santander Brasil S.A.	817,846	0.1
9,288,834		Banco Santander Chile S.A.	545,431	0.1
27,504		Bancolombia SA	375,751	0.1
12,050	L	BanColombia SA ADR	680,584	0.1
92,300		Bangkok Bank PCL	508,842	0.1
95,100		Bangkok Bank PCL - Foreign	527,128	0.1
1,913,300		Bank Central Asia Tbk PT	1,796,968	0.3
512,500		Bank Danamon Indonesia Tbk PT	197,070	0.0
4,979		Bank Handlowy w Warszawie	187,419	0.0
1,455,300		Bank Mandiri Persero TBK PT	1,225,725	0.2
57,580	@	Bank Millennium SA	170,666	0.0
11,606,000		Bank of China Ltd.	5,156,233	0.9
1,326,000		Bank of Communications Co., Ltd.	868,771	0.1
103,980		Bank of the Philippine Islands	199,364	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,918		Bank Pekao S.A.	$1,361,668	0.2
1,718,500	@	Bank Rakyat Indonesia	1,461,034	0.2
4,586		Bank Zachodni WBK SA	626,530	0.1
50,537	L	Barclays Africa Group Ltd.	715,727	0.1
91,900		BB Seguridade Participacoes SA	1,008,915	0.2
224,760		BDO Unibank, Inc.	426,897	0.1
291,000		BM&F Bovespa S.A.	1,444,099	0.3
1,225,000		Bank Negara Indonesia Persero Tbk PT	539,759	0.1
65,900		BR Malls Participacoes S.A.	566,060	0.1
34,100		BR Properties SA	279,533	0.1
2,600		BRE Bank SA	463,847	0.1
27,530		BS Financial Group, Inc.	390,592	0.1
1,150,800		Bumi Serpong Damai PT	167,338	0.0
1,201,487		Cathay Financial Holding Co., Ltd.	1,756,259	0.3
222,200		Central Pattana PCL	323,563	0.1
31,000		CETIP SA - Balcao Organizado de Ativos e Derivativos	373,803	0.1
126,000		Chailease Holding Co. Ltd.	303,882	0.1
754,660		Chang Hwa Commercial Bank	447,851	0.1
596,000	@	China Cinda Asset Management Co. Ltd.	339,297	0.1
1,281,000		China Citic Bank	739,933	0.1
11,019,000		China Construction Bank	7,734,694	1.3
2,240,000		China Development Financial Holding Corp.	642,040	0.1
148,000		China Everbright Ltd.	189,485	0.0
1,144,000		China Life Insurance Co., Ltd. (HKD)	3,234,813	0.5
404,160		China Life Insurance Co., Ltd. (TWD)	372,086	0.1
693,380		China Merchants Bank Co., Ltd.	1,261,314	0.2
788,500	L	China Minsheng Banking Corp. Ltd.	792,600	0.1
632,000		China Overseas Land & Investment Ltd.	1,642,113	0.3
398,400		China Pacific Insurance Group Co., Ltd.	1,426,353	0.2
320,000		China Resources Land Ltd.	704,079	0.1
146,000	@	China Taiping Insurance Holdings Co., Ltd.	262,005	0.0
208,100		China Vanke Co. Ltd.	346,916	0.1
2,098,700		CTBC Financial Holding Co. Ltd	1,314,775	0.2
393,000		Chongqing Rural Commercial Bank	172,769	0.0
775,800		CIMB Group Holdings Bhd	1,700,886	0.3
167,000		CITIC Securities Co. Ltd.	349,279	0.1
151,154		Commercial International Bank	773,836	0.1
169,600	L	Compartamos SAB de CV	310,218	0.1
12,976		Corp Financiera Colombiana SA	246,367	0.0
19,165,691		Corpbanca	228,887	0.0
775,000		Country Garden Holdings Co. Ltd.	323,480	0.1
10,291	@	Credicorp Ltd.	1,419,335	0.2
26,640	@	Daewoo Securities Co., Ltd.	205,898	0.0
22,260		DGB Financial Group, Inc.	322,713	0.1
47,844		Discovery Holdings Ltd.	383,274	0.1
71,409		DLF Ltd.	211,751	0.0
6,823		Dongbu Insurance Co., Ltd.	354,067	0.1
816,500		E.Sun Financial Holding Co., Ltd.	492,697	0.1
269,455		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	317,258	0.1
1,069,000	L	Evergrande Real Estate Group Ltd.	505,864	0.1
233,000		Far East Horizon Ltd.	171,573	0.0
214,600		Fibra Uno Administracion SA de CV	694,321	0.1
1,049,445		First Financial Holding Co., Ltd.	624,528	0.1
478,879	L	FirstRand Ltd.	1,641,937	0.3
628,000		Franshion Properties China Ltd.	210,053	0.0
1,042,000		Fubon Financial Holding Co., Ltd.	1,416,702	0.2
101,000		Greentown China Holdings Ltd.	109,244	0.0
284,469		Growthpoint Properties Ltd.	658,627	0.1
65,666		Grupo Aval Acciones y Valores	43,457	0.0
40,130		Grupo de Inversiones Suramericana SA	742,794	0.1
381,500		Grupo Financiero Banorte	2,579,957	0.4
357,900		Grupo Financiero Inbursa SA	924,665	0.2
278,200		Grupo Financiero Santander Mexico SAB de CV	681,889	0.1
162,400		Guangzhou R&F Properties Co., Ltd.	235,097	0.0
130,870		Haci Omer Sabanci Holding AS	507,941	0.1
201,200		Haitong Securities Co. Ltd.	267,777	0.0
42,230		Hana Financial Group, Inc.	1,548,058	0.3

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
36,160		Hanwha Life Insurance Co. Ltd.	$237,405	0.0
62,838		HDFC Bank Ltd. ADR	2,578,243	0.4
83,700		Hong Leong Bank BHD	362,693	0.1
18,800		Hong Leong Financial Group Bhd	90,359	0.0
232,429		Housing Development Finance Corp.	3,444,471	0.6
816,550		Hua Nan Financial Holdings Co. Ltd.	463,136	0.1
10,350		Hyundai Marine & Fire Insurance Co., Ltd.	299,059	0.1
19,236		ICICI Bank Ltd. ADR	842,537	0.1
11,295,000		Industrial and Commercial Bank of China Ltd.	6,963,143	1.2
31,310		Industrial Bank Of Korea	398,191	0.1
42,837		Investec Ltd.	344,687	0.1
256,799	@	IOI Properties Group Bhd	209,182	0.0
182,397		Itau Unibanco Holding S.A. ADR	2,710,419	0.5
207,300		Itau Unibanco Holding S.A.	3,091,684	0.5
107,600		Kasikornbank PCL	592,126	0.1
184,100		Kasikornbank PLC - Foreign	1,053,756	0.2
59,750		KB Financial Group, Inc.	2,096,452	0.4
2,266		Komercni Banka AS	541,473	0.1
6,380		Korea Investment Holdings Co., Ltd.	221,192	0.0
47,511		Kotak Mahindra Bank Ltd.	622,633	0.1
581,300		Krung Thai Bank PCL	336,076	0.1
17,414		Liberty Holdings Ltd.	205,443	0.0
34,542		LIC Housing Finance Ltd.	136,810	0.0
3,113,700		Lippo Karawaci Tbk PT	298,954	0.1
242,000		Longfor Properties Co., Ltd.	334,297	0.1
39,576		Mahindra & Mahindra Financial Services Ltd.	167,415	0.0
683,800		Malayan Banking BHD	2,029,630	0.3
1,467,839		Mega Financial Holdings Co., Ltd.	1,139,131	0.2
1,839,800		Metro Pacific Investments Corp.	194,569	0.0
3,570		Mirae Asset Securities Co., Ltd.	139,265	0.0
174,985	L	MMI Holdings Ltd.	409,284	0.1
151,851		Moscow Exchange MICEX-RTS OAO	251,161	0.0
13,300		Multiplan Empreendimentos Imobiliarios SA	283,585	0.1
56,181	@	National Bank of Greece SA	307,398	0.1
30,285	L	Nedcor Ltd.	643,736	0.1
121,500	@	New China Life Insurance Co. Ltd.	368,004	0.1
296,000		New World China Land Ltd.	249,963	0.0
33,567		OTP Bank Nyrt	643,158	0.1
673,000		People's Insurance Co. Group of China Ltd.	278,320	0.0
481,960		PICC Property & Casualty Co., Ltd.	661,520	0.1
285,500		Ping An Insurance Group Co. of China Ltd.	2,372,753	0.4
165,030	@	Piraeus Bank SA	452,250	0.1
377,000		Poly Hong Kong Investments Ltd.	167,045	0.0
18,900		Porto Seguro SA	262,218	0.1
136,388		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,918,010	0.3
156,100		Public Bank BHD	917,814	0.2
8,810		Powszechny Zaklad Ubezpieczen SA	1,251,918	0.2
508,902		Redefine Properties Ltd.	461,590	0.1
72,350		Remgro Ltd.	1,407,300	0.2
88,100		RHB Capital Bhd	227,346	0.0
107,752		RMB Holdings Ltd.	490,405	0.1
105,941		RMI Holdings	289,214	0.1
104,126		Ruentex Development Co. Ltd.	190,872	0.0
37,107		Rural Electrification Corp. Ltd.	143,041	0.0
5,870		Samsung Card Co.	191,233	0.0
5,465		Samsung Fire & Marine Insurance Co. Ltd	1,230,992	0.2
9,250		Samsung Life Insurance Co. Ltd.	874,286	0.1
9,125		Samsung Securities Co. Ltd	335,664	0.1
271,247	L	Sanlam Ltd.	1,481,675	0.3
827,918		Sberbank	1,981,035	0.3
196,101		Sberbank of Russia ADR	1,906,102	0.3
232,000		Shimao Property Holdings Ltd.	510,728	0.1
1,165,853		Shin Kong Financial Holding Co., Ltd.	369,007	0.1
66,120		Shinhan Financial Group Co., Ltd.	2,925,561	0.5
24,698		Shriram Transport Finance Co. Ltd.	317,823	0.1
648,500		Shui On Land Ltd.	180,953	0.0
275,000		Siam Commercial Bank PCL	1,338,585	0.2
534,500		Sino-Ocean Land Holdings Ltd.	292,876	0.1
1,115,518		SinoPac Financial Holdings Co., Ltd.	538,074	0.1
1,046,300		SM Prime Holdings, Inc.	341,832	0.1
344,500		Soho China Ltd.	283,445	0.1
191,297	L	Standard Bank Group Ltd.	2,520,285	0.4
14,227		State Bank of India Ltd. GDR	907,035	0.2

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,000		Sul America SA	$106,126	0.0
1,064,903		Taishin Financial Holdings Co., Ltd.	483,288	0.1
178,000		Taiwan Business Bank	52,633	0.0
969,120		Taiwan Cooperative Financial Holding Co. Ltd.	519,359	0.1
68,007	@	Talaat Moustafa Group	74,669	0.0
1,165,100		TMB Bank PCL	88,575	0.0
357,145		Turkiye Garanti Bankasi A/S	1,220,749	0.2
101,057		Turkiye Halk Bankasi AS	625,923	0.1
255,183	@	Turkiye Is Bankasi	566,583	0.1
132,789		Turkiye Vakiflar Bankasi Tao	250,693	0.0
236,700		UEM Sunrise Bhd	159,790	0.0
807,854,180		VTB Bank OJSC	912,269	0.2
56,310	@	Woori Finance Holdings Co., Ltd.	642,626	0.1
19,260		Woori Investment & Securities Co., Ltd.	160,334	0.0
153,642		Yapi Ve Kredi Bankasi	291,570	0.1
23,541		Yes Bank Ltd.	163,767	0.0
1,345,000		Yuanta Financial Holding Co., Ltd.	679,772	0.1
1,012,000		Yuexiu Property Co. Ltd	209,229	0.0
			151,730,537	25.5

		Health Care: 1.7%
13,617		Apollo Hospitals Enterprise Ltd.	209,297	0.0
52,783		Aspen Pharmacare Holdings Ltd.	1,408,662	0.2
53,500		Bangkok Dusit Medical Services PCL	219,793	0.0
9,644		Celltrion, Inc.	398,629	0.1
206,000		China Pharmaceutical Group Ltd.	182,482	0.0
49,756		Cipla Ltd.	319,026	0.0
4,667		Divi's Laboratories Ltd.	106,754	0.0
19,688		Dr. Reddy's Laboratories Ltd. ADR	864,303	0.1
116,700	@	Genomma Lab Internacional SAB de CV	300,253	0.1
399,900	@	IHH Healthcare Bhd	471,507	0.1
3,607,000		Kalbe Farma Tbk PT	467,884	0.1
149,195		Life Healthcare Group Holdings Ltd.	545,129	0.1
63,137		Mediclinic International Ltd.	448,267	0.1
156,382		Network Healthcare Holdings Ltd.	347,007	0.1
44,800		Odontoprev SA	179,871	0.0
34,500	@	Qualicorp SA	346,977	0.1
20,501		Richter Gedeon Nyrt	357,608	0.1
272,000		Shandong Weigao Group Medical Polymer Co., Ltd.	310,640	0.0
111,000		Shanghai Pharmaceuticals Holding Co. Ltd.	252,439	0.0
354,000		Sihuan Pharmaceutical Holdings Group Ltd	427,652	0.1
492,000		Sino Biopharmaceutical	419,975	0.1
162,000		Sinopharm Group Co.	445,285	0.1
96,024		Sun Pharmaceutical Industries Ltd.	925,758	0.2
1,358		Yuhan Corp.	232,091	0.0
			10,187,289	1.7

		Industrials: 6.5%
319,860		Aboitiz Equity Ventures, Inc.	399,966	0.1
310,000		Air China Ltd.	183,564	0.0
220,600		AirAsia BHD	172,434	0.0
66,600		Airports of Thailand PCL	399,353	0.1
435,000		Alfa SA de CV	1,099,537	0.2
70,600		All America Latina Logistica SA	233,985	0.0
361,400		Alliance Global Group, Inc.	230,226	0.0
320,000		AviChina Industry & Technology Co. Ltd.	178,635	0.0
34,371		Barloworld Ltd.	359,957	0.1
278,000		Beijing Capital International Airport Co., Ltd.	191,351	0.0
82,500		Beijing Enterprises Holdings Ltd.	740,054	0.1
101,167		Bharat Heavy Electricals Ltd.	332,617	0.1
45,836		Bidvest Group Ltd.	1,211,065	0.2
488,100		BTS Group Holdings PCL	126,651	0.0
431,000	@	China Airlines Ltd.	142,486	0.0
696,000		China Communications Construction Co., Ltd.	486,773	0.1
425,500	@	China COSCO Holdings Co., Ltd.	176,479	0.0
389,000		China Everbright International Ltd.	534,111	0.1
83,900		China International Marine Containers Group Co. Ltd.	195,034	0.0
177,088		China Merchants Holdings International Co., Ltd.	610,573	0.1
325,000		China Railway Construction Corp. Ltd	275,559	0.1
658,000		China Railway Group Ltd.	307,459	0.1
591,000	@	China Shipping Container Lines Co., Ltd.	134,579	0.0
312,000		China South Locomotive and Rolling Stock Corp.	262,885	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
284,000		China State Construction International Holdings Ltd.	$482,061	0.1
137,300		CCR SA	1,046,239	0.2
232,000	L	Citic Pacific Ltd.	411,567	0.1
2,579		CJ Corp.	330,344	0.1
268,000		Cosco Pacific Ltd.	343,023	0.1
97,000		CTCI Corp.	145,634	0.0
4,666		Daelim Industrial Co., Ltd.	380,620	0.1
7,740		Daewoo International Corp.	282,245	0.1
15,230		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	459,865	0.1
220,800		Dialog Group BHD	242,988	0.0
115,360		DMCI Holdings, Inc.	180,091	0.0
1,017		Doosan Corp.	132,426	0.0
7,910		Doosan Heavy Industries and Construction Co. Ltd.	262,250	0.1
18,920	@	Doosan Infracore Co., Ltd.	244,491	0.0
17,700		EcoRodovias Infraestrutura e Logistica SA	105,623	0.0
95,300		Embraer SA	845,058	0.1
79,184		Enka Insaat Ve Sanayi AS	236,397	0.0
234,000	@	Eva Airways Corp.	117,868	0.0
261,000	@	Evergreen Marine Corp.	152,793	0.0
503,320		Far Eastern New Century Corp.	535,716	0.1
271,600		Gamuda BHD	392,014	0.1
2,150		Glovis Co. Ltd.	488,915	0.1
49,400		Grupo Aeroportuario del Pacifico SA de CV	289,237	0.0
33,200		Grupo Aeroportuario del Sureste SA de CV	407,794	0.1
93,600		Grupo Carso SAB de CV	491,103	0.1
6,050	@	GS Engineering & Construction Corp.	206,410	0.0
81,000		Haitian International Holdings Ltd.	162,560	0.0
5	@	Hanjin Kal Corp.	111	0.0
28,930		Hiwin Technologies Corp.	280,978	0.1
9,590		Hyundai Development Co-Engineering & Construction	271,231	0.1
11,495		Hyundai Engineering & Construction Co. Ltd.	606,459	0.1
6,377		Hyundai Heavy Industries	1,268,559	0.2
10,172	@	Hyundai Merchant Marine Co., Ltd.	98,428	0.0
1,849		Hyundai Mipo Dockyard Co., Ltd.	270,409	0.1
184,700		IJM Corp. Bhd	347,793	0.1
103,800		International Container Terminal Services, Inc.	250,250	0.0
349,400		Jasa Marga Persero Tbk PT	185,713	0.0
319,700		JG Summit Holdings, Inc.	352,999	0.1
202,000		Jiangsu Expressway Co. Ltd.	230,286	0.0
829		KCC Corp.	425,562	0.1
110,950		KOC Holding AS	467,720	0.1
6,390		Korea Aerospace Industries Ltd	204,181	0.0
4,832	@	Korean Air Lines Co. Ltd.	175,798	0.0
48,619		Lan Airlines SA	737,564	0.1
54,554	@,L	Larsen & Toubro Ltd. GDR	1,165,489	0.2
14,924		LG Corp.	813,471	0.1
20,010		Localiza Rent a Car SA	290,493	0.1
3,003		LS Corp.	215,731	0.0
1,388		LS Industrial Systems Co. Ltd.	87,778	0.0
100,100		Malaysia Airports Holdings Bhd	245,231	0.0
68,900		Marcopolo SA	138,164	0.0
183,100	@	MISC Bhd	387,311	0.1
52,962		Adani Ports and Special Economic Zone	166,576	0.0
112,100	@,L	OHL Mexico SAB de CV	290,736	0.1
37,400	@	Promotora y Operadora de Infraestructura SAB de CV	502,381	0.1
28,430		Reunert Ltd.	174,161	0.0
2,895		S-1 Corp.	242,464	0.0
19,867		Samsung Corp.	1,155,081	0.2
5,056	@	Samsung Engineering Co. Ltd.	341,176	0.1
24,980		Samsung Heavy Industries Co., Ltd.	750,947	0.1
6,109		Samsung Techwin Co., Ltd.	333,246	0.1
436,000		Shanghai Electric Group Co., Ltd.	155,008	0.0
75,000		Shanghai Industrial Holdings Ltd.	250,474	0.0
397,400		Sime Darby Bhd	1,133,762	0.2
150,000		Sinopec Engineering Group Co. Ltd.	162,682	0.0
4,225		SK Holdings Co. Ltd	767,326	0.1
13,740	@	SK Networks Co. Ltd.	122,331	0.0
23,498		SM Investments Corp.	369,793	0.1
154,000		Taiwan Glass Industry Corp.	148,786	0.0
27,058		TAV Havalimanlari Holding AS	217,760	0.0
345,000		Teco Electric and Machinery Co. Ltd.	386,092	0.1
94,562		Turk Hava Yollari	291,201	0.1
274,900		United Tractors Tbk PT	505,048	0.1
528,000	@	Walsin Lihwa Corp.	168,444	0.0
33,800		Weg S.A.	471,621	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
79,000		Weichai Power Co. Ltd.	$299,952	0.1
120,000		ENN Energy Holdings Ltd.	837,166	0.1
240,000		Zhejiang Expressway Co., Ltd.	218,647	0.0
86,500		Zhuzhou CSR Times Electric Co., Ltd.	292,048	0.1
			38,633,283	6.5

		Information Technology: 15.9%
106,500	L	AAC Technologies Holdings, Inc.	552,851	0.1
441,000	@	Acer, Inc.	260,470	0.1
971,000		Advanced Semiconductor Engineering, Inc.	1,077,583	0.2
51,000		Advantech Co. Ltd.	331,291	0.1
107,000		Asustek Computer, Inc.	1,060,248	0.2
1,422,000	@	AU Optronics Corp.	503,448	0.1
110,000		Catcher Technology Co., Ltd.	798,696	0.1
84,840		Chicony Electronics Co. Ltd.	220,411	0.0
1,136,000	@	InnoLux Display Corp.	391,037	0.1
54,500		Cielo SA	1,727,955	0.3
27,000		Clevo Co.	53,500	0.0
705,000		Compal Electronics, Inc.	500,217	0.1
282,000		Delta Electronics, Inc.	1,746,493	0.3
143,000		Epistar Corp.	344,444	0.1
139,650		Foxconn Technology Co., Ltd.	330,013	0.1
1,524,000	@	GCL Poly Energy Holdings Ltd.	551,321	0.1
1,748,000	@,L	Hanergy Solar Group Ltd.	274,939	0.0
36,222		HCL Technologies Ltd.	844,038	0.1
6,000		Hermes Microvision, Inc.	240,887	0.0
1,728,810		Hon Hai Precision Industry Co., Ltd.	4,909,384	0.8
116,000		HTC Corp.	583,888	0.1
81,030	@	SK Hynix, Inc.	2,749,419	0.5
71,923		Infosys Ltd. ADR	3,896,788	0.7
394,000		Inventec Co., Ltd.	388,920	0.1
102,800		Kingboard Chemicals Holdings	201,016	0.0
46,000		Kinsus Interconnect Technology Corp.	170,925	0.0
16,000		Largan Precision Co. Ltd.	760,529	0.1
978,000		Lenovo Group Ltd.	1,081,786	0.2
36,760	@	LG Display Co., Ltd.	924,306	0.2
1,282	@	LG Innotek Co. Ltd.	124,395	0.0
362,762		Lite-On Technology Corp.	542,341	0.1
217,820		MediaTek, Inc.	3,224,103	0.5
2,469		NCSoft Corp.	506,857	0.1
4,268		NAVER Corp.	3,118,503	0.5
2,132	@	NHN Entertainment Corp.	192,887	0.0
90,000		Novatek Microelectronics Corp., Ltd.	413,680	0.1
281,000		Pegatron Corp.	419,208	0.1
21,000		Phison Electronics Corp.	135,448	0.0
103,000		Powertech Technology, Inc.	156,044	0.0
387,000		Quanta Computer, Inc.	1,043,413	0.2
77,340		Radiant Opto-Electronics Corp.	313,169	0.1
79,760		Realtek Semiconductor Corp.	240,888	0.0
9,181		Samsung Electro-Mechanics Co. Ltd.	599,908	0.1
16,985		Samsung Electronics Co., Ltd.	21,471,982	3.6
5,455		Samsung SDI Co., Ltd.	828,361	0.1
490,000		Siliconware Precision Industries Co.	651,102	0.1
48,000		Simplo Technology Co. Ltd.	228,979	0.0
3,437		SK C&C Co. Ltd.	483,901	0.1
215,000		Synnex Technology International Corp.	346,524	0.1
3,775,000		Taiwan Semiconductor Manufacturing Co., Ltd.	14,852,904	2.5
73,042		Tata Consultancy Services Ltd.	2,609,852	0.4
10,572		Tech Mahindra Ltd.	318,217	0.1
156,500		Tencent Holdings Ltd.	10,923,730	1.8
18,400		Totvs S.A.	285,285	0.0
40,000		TPK Holding Co. Ltd.	237,932	0.0
231,000		Unimicron Technology Corp.	186,313	0.0
1,922,000		United Microelectronics Corp.	815,886	0.1
123,000		Vanguard International Semiconductor Corp.	183,904	0.0
69,152	L	Wipro Ltd. ADR	926,637	0.2
368,800		Wistron Corp.	303,883	0.1
221,000		WPG Holdings Ltd	267,137	0.1
103,400	@,L	ZTE Corp.	201,393	0.0
			94,631,569	15.9

		Materials: 8.8%
14,480		African Rainbow Minerals Ltd.	286,432	0.1
508,000	@,L	Aluminum Corp. of China Ltd.	175,015	0.0
111,833		Ambuja Cements Ltd.	379,463	0.1
10,642	@	Anglo Platinum Ltd.	477,519	0.1
61,079		AngloGold Ashanti Ltd.	1,046,200	0.2
192,500		Anhui Conch Cement Co., Ltd.	828,003	0.1
372,820		Asia Cement Corp.	465,884	0.1
47,060		Asian Paints Ltd.	432,150	0.1
5,226		Assore Ltd.	202,530	0.0
178,000		BBMG Corp.	138,816	0.0
36,800		Bradespar SA	320,804	0.1
26,100		Braskem SA	204,866	0.0
12,225		CAP SA	198,186	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
68,977		Cementos Argos SA	$352,591	0.1
29,454	@	Cemex Latam Holdings SA	245,258	0.0
1,722,100		Cemex SA de CV	2,183,046	0.4
222,200	L	Zoomlion Heavy Industry Science and Technology Co. Ltd	155,139	0.0
7,747		Cheil Industries, Inc.	523,012	0.1
296,000		China BlueChemical Ltd.	152,687	0.0
472,000		China National Building Material Co., Ltd.	474,705	0.1
249,000		China Petrochemical Development Corp.	103,166	0.0
332,000		China Resources Cement Holdings Ltd.	262,296	0.0
1,786,133		China Steel Corp.	1,505,912	0.3
32,697		Cia de Minas Buenaventura SAA ADR	411,001	0.1
116,400		Cia Siderurgica Nacional S.A.	506,332	0.1
45,000		Duratex SA	230,057	0.0
193,113		Empresas CMPC SA	444,068	0.1
240,538		Eregli Demir ve Celik Fabrikalari TAS	310,265	0.1
39,300	@	Fibria Celulose SA	435,089	0.1
505,600		Formosa Chemicals & Fibre Co.	1,224,472	0.2
645,600		Formosa Plastics Corp.	1,618,592	0.3
247,000		Fosun International	311,141	0.1
534,000	L	Shougang Fushan Resources Group Ltd.	162,674	0.0
122,339		Gold Fields Ltd.	462,853	0.1
50,069		Grupo Argos SA/Colombia	525,080	0.1
596,800		Grupo Mexico SA de CV Series B	1,883,356	0.3
14,500		Hanwha Chemical Corp.	264,400	0.0
7,680		Hanwha Corp.	232,104	0.0
72,344	@	Harmony Gold Mining Co., Ltd.	220,850	0.0
179,091		Hindalco Industries Ltd	425,934	0.1
2,727		Lotte Chemical Corp.	483,938	0.1
4,195		Hyosung Corp.	303,478	0.1
1		Hyundai Hysco Co. Ltd.	52	0.0
10,073		Hyundai Steel Co.	653,375	0.1
80,674		Impala Platinum Holdings Ltd.	916,573	0.2
240,400		Indocement Tunggal Prakarsa Tbk PT	497,755	0.1
244,800		Indorama Ventures PCL	173,352	0.0
29,100	@	Industrias CH, SA	161,398	0.0
21,630		Industrias Penoles SAB de CV	563,485	0.1
197,000		Jiangxi Copper Co., Ltd.	331,959	0.1
65,735		Jindal Steel & Power Ltd.	322,218	0.1
14,264		Jsw Steel Ltd.	247,676	0.0
22,270	L	KGHM Polska Miedz SA	803,070	0.1
1,346		Korea Zinc Co., Ltd.	420,841	0.1
11,963	L	Kumba Iron Ore Ltd.	428,673	0.1
2,332		Kumho Petrochemical Co. Ltd	193,157	0.0
74,300		Lafarge Malaysia Bhd	205,687	0.0
283,000		Lee & Man Paper Manufacturing Ltd.	176,284	0.0
7,089		LG Chem Ltd.	1,696,347	0.3
1,017		LG Chem Ltd.	142,035	0.0
45,600		Metalurgica Gerdau SA	347,275	0.1
168,100		Mexichem SA de CV	592,287	0.1
92,100	@,L	Minera Frisco SAB de CV	179,255	0.0
8,543		MMC Norilsk Nickel OJSC	1,432,220	0.2
94,103		Nampak Ltd.	321,615	0.1
741,890		Nan Ya Plastics Corp.	1,575,319	0.3
256,000		Nine Dragons Paper Holdings Ltd.	200,078	0.0
46,724	@	Northam Platinum Ltd.	172,729	0.0
2,698	@	OCI Co. Ltd	451,357	0.1
433,800		Petronas Chemicals Group Bhd	918,746	0.2
10,220		POSCO	2,853,324	0.5
83,327		PPC Ltd.	231,115	0.0
269,300		PTT Global Chemical PCL	600,425	0.1
88,949	@,L	Sappi Ltd.	312,622	0.1
471,300		Semen Gresik Persero Tbk PT	662,514	0.1
46,996		Sesa Goa Ltd. ADR	583,690	0.1
35,965		Severstal	273,508	0.0
17,300	@	Siam Cement PCL	223,468	0.0
47,600	@	Siam Cement PCL - Foreign	612,410	0.1
430,000		Sinopec Shanghai Petrochemical Co. Ltd.	111,079	0.0
14,873		Sociedad Quimica y Minera de Chile SA	471,380	0.1
24,723		Southern Copper Corp.	719,687	0.1
51,400		Suzano Papel e Celulose	188,701	0.0
76,669		Synthos SA	123,820	0.0
550,000		Taiwan Cement Corp.	850,683	0.1
137,000		Taiwan Fertilizer Co., Ltd.	287,531	0.1
53,545		Tata Steel Ltd.	353,684	0.1
8,670	@	Titan Cement Co. SA	303,265	0.1
87,000		TSRC Corp.	130,179	0.0
5,243		Ultratech Cement Ltd	192,282	0.0
19,355		Uralkali GDR	458,478	0.1
109,160		Uralkali OJSC	522,558	0.1
145,577		Vale SA ADR	1,812,434	0.3
203,000		Vale SA	2,814,623	0.5
192,000		Yingde Gases	183,167	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,020,000	L	Zijin Mining Group Co., Ltd.	$216,505	0.0
			51,787,314	8.8

		Telecommunication Services: 6.8%
162,700		Advanced Info Service PCL	1,136,290	0.2
132,041		America Movil S.A.B de CV ADR	2,624,975	0.4
2,657,400		America Movil SAB de CV	2,650,174	0.4
390,200		Axiata Group Bhd	797,639	0.1
96,505		Bharti Airtel Ltd.	513,637	0.1
410,000		China Communications Services Corp., Ltd.	189,969	0.0
918,000		China Mobile Ltd.	8,428,554	1.4
2,080,000		China Telecom Corp., Ltd.	959,850	0.2
742,000		China Unicom Ltd.	979,072	0.2
588,000		Chunghwa Telecom Co., Ltd.	1,809,362	0.3
563,900		Digi.Com BHD	931,546	0.2
19,262		Empresa Nacional de Telecom	235,939	0.0
265,000		Far EasTone Telecommunications Co., Ltd.	560,951	0.1
5,905		Globe Telecom, Inc.	219,361	0.0
39,569	@	Hellenic Telecommunications Organization S.A.	653,128	0.1
100,252		Idea Cellular Ltd.	231,052	0.0
17,865		KT Corp. ADR	248,145	0.0
35,400		LG Telecom Ltd.	347,735	0.1
358,900		Maxis Bhd	765,249	0.1
13,435		MegaFon OAO GDR	378,702	0.1
80,204		Mobile Telesystems OJSC ADR	1,402,768	0.2
256,191	L	MTN Group Ltd.	5,243,451	0.9
122,800		Oi SA	167,774	0.0
534,367	@	Global Telecom Holding	339,758	0.1
6,365		Philippine Long Distance Telephone Co.	387,468	0.1
91,460		Reliance Communications Ltd.	197,384	0.0
142,828		Rostelecom	341,882	0.1
19,442		Sistema JSFC GDR	438,028	0.1
14,064		SK Telecom Co., Ltd. ADR	317,424	0.1
268,000		Taiwan Mobile Co., Ltd.	841,605	0.2
45,400		Telefonica Brasil SA	959,623	0.2
19,039		Telefonica O2 Czech Republic A/S	285,686	0.1
165,800		Telekom Malaysia BHD	299,091	0.1
111,672		Orange Polska SA	382,236	0.1
6,991,500		Telekomunikasi Indonesia Persero Tbk PT	1,366,634	0.2
133,300		Tim Participacoes SA	691,468	0.1
204,300		Tower Bersama Infrastructure Tbk PT	108,318	0.0
771,200	@	True Corp. PCL	164,628	0.0
84,991		Turk Telekomunikasyon AS	235,930	0.0
124,091	@	Turkcell Iletisim Hizmet AS	695,101	0.1
56,725	L	Vodacom Group Pty Ltd.	700,009	0.1
453,400		XL Axiata Tbk PT	176,244	0.0
			40,403,840	6.8

		Utilities: 3.1%
261,500		Aboitiz Power Corp.	217,066	0.0
413,834		AES Gener SA	229,415	0.0
394,698		Aguas Andinas SA	247,453	0.1
468,000	L	Beijing Enterprises Water Group Ltd.	328,097	0.1
26,647		CEZ A/S	764,785	0.1
298,000		China Gas Holdings Ltd.	466,155	0.1
417,000		China Longyuan Power Group Corp.	420,203	0.1
142,000		China Resources Gas Group Ltd.	452,668	0.1
300,000		China Resources Power Holdings Co.	783,660	0.1
52,100		Cia de Saneamento Basico do Estado de Sao Paulo	483,343	0.1
15,100		Cia Paranaense de Energia	198,317	0.0
1,451,187		Colbun SA	358,315	0.1
9,300		Cia de Saneamento de Minas Gerais-COPASA	150,382	0.0
40,700		CPFL Energia S.A.	333,277	0.1
550,000		Datang International Power Generation Co., Ltd.	200,819	0.0
75,189		E.CL SA	101,463	0.0
36,700		EDP - Energias do Brasil S.A.	164,818	0.0
38,500		Centrais Eletricas Brasileiras SA	185,628	0.0
514,691		Empresa Nacional de Electricidad S.A.	745,229	0.1
31,346		Enea SA	165,450	0.0
1,207,300		Energy Development Corp.	152,632	0.0
3,109,556		Enersis SA	971,355	0.2
76,784,311	@	Federal Grid Co. Unified Energy System JSC	168,819	0.0
45,040		GAIL India Ltd.	283,859	0.0
89,300		Glow Energy PCL	209,878	0.0
404,000		Guangdong Investment Ltd.	386,277	0.1
508,000		Huaneng Power International, Inc.	487,591	0.1
68,539		Interconexion Electrica SA ESP	305,515	0.1
143,919		Isagen SA ESP	235,737	0.0
39,460		Korea Electric Power Corp.	1,354,472	0.2

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
4,570	@ Korea Gas Corp.	$267,983	0.0
164,493	NTPC Ltd.	330,825	0.1
1,750,200	Perusahaan Gas Negara PT	794,302	0.1
93,600	Petronas Gas BHD	682,695	0.1
117,323	PGE SA	733,015	0.1
180,356	Power Grid Corp. of India Ltd.	317,720	0.1
19,546	Public Power Corp.	323,029	0.1
18,903,640	RusHydro Management Co.	301,553	0.1
173,835	Tata Power Co. Ltd.	248,476	0.0
208,077	Tauron Polska Energia SA	360,761	0.1
434,300	Tenaga Nasional BHD	1,590,533	0.3
25,300	Tractebel Energia S.A.	395,835	0.1
868,300	YTL Corp. Bhd	407,047	0.1
412,395	YTL Power International	198,373	0.0
		18,504,825	3.1

	Total Common Stock
	(Cost $579,590,138)	567,806,420	95.6

PREFERRED STOCK: 2.8%
	Consumer Discretionary: 0.3%
3,524	Hyundai Motor Co.	450,743	0.1
5,761	Hyundai Motor Co.- Series 2	823,795	0.1
64,200	Lojas Americanas SA	472,800	0.1
		1,747,338	0.3

	Energy: 0.4%
345,700	Petroleo Brasileiro SA	2,392,019	0.4

	Financials: 0.8%
175,500	Banco Bradesco SA	2,403,940	0.4
15,563	Grupo de Inversiones Suramericana SA	290,434	0.1
446,020	Investimentos Itau SA	1,814,352	0.3
140,001	Sberbank of Russia	268,902	0.0
		4,777,628	0.8

	Information Technology: 0.5%
3,141	Samsung Electronics Co., Ltd.	3,128,992	0.5

	Materials: 0.6%
135,500	Gerdau SA	865,910	0.1
20,565	Grupo Argos SA/Columbia	214,834	0.0
382,000	Klabin SA	395,637	0.1
63,900	Usinas Siderurgicas de Minas Gerais SA	287,254	0.1
152,400	Vale SA	1,900,802	0.3
		3,664,437	0.6

	Utilities: 0.2%
112,559	Cia Energetica de Minas Gerais	760,976	0.1
28,300	Cia Energetica de Sao Paulo	331,019	0.1
		1,091,995	0.2

	Total Preferred Stock
	(Cost $17,965,424)	16,802,409	2.8

RIGHTS: 0.0%
	Financials: 0.0%
50,294	Taishin Financial Holdings Co., Ltd.	2,974	0.0

	Utilities: 0.0%
17,191	AES Gener SA	1,562	0.0
24,336	Tata Power Co. Ltd	10,360	0.0
		11,922	0.0
	Total Rights
	(Cost $–)	14,896	0.0

	Total Long-Term Investments
	(Cost $597,555,562)	584,623,725	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc(1): 2.9%
1,878,267	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $1,878,270, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,915,836, due 06/15/14-11/15/42)	1,878,267	0.3
4,029,945	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $4,029,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $4,110,544, due 04/03/14-02/15/41)	4,029,945	0.7

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
4,029,945	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $4,029,958, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,110,544, due 03/27/17-03/01/48)	$4,029,945	0.7
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $3,000,006, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $3,060,000, due 06/30/17)	3,000,000	0.5
4,029,945	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $4,029,956, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $4,110,544, due 04/01/14-05/01/47)	4,029,945	0.7
		16,968,102	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
7,971,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $7,971,000)	7,971,000	1.3

	Total Short-Term Investments
	(Cost $24,939,102)	24,939,102	4.2

	Total Investments in Securities (Cost $622,494,664)	$609,562,827	102.6
	Liabilities in Excess of Other Assets	(15,304,258)	(2.6)
	Net Assets	$594,258,569	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $628,341,102.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$42,001,229
Gross Unrealized Depreciation	(60,779,504)

Net Unrealized Depreciation	$(18,778,275)

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,526,987	$43,518,492	$–	$52,045,479
Consumer Staples	21,860,905	27,749,582	–	49,610,487
Energy	12,245,456	48,026,341	–	60,271,797
Financials	30,287,593	121,442,944	–	151,730,537
Health Care	2,342,472	7,844,817	–	10,187,289
Industrials	7,704,761	30,928,522	–	38,633,283
Information Technology	7,111,604	87,519,965	–	94,631,569
Materials	16,882,901	34,904,413	–	51,787,314
Telecommunication Services	10,305,970	30,097,870	–	40,403,840
Utilities	5,106,082	13,398,743	–	18,504,825
Total Common Stock	122,374,731	445,431,689	–	567,806,420
Preferred Stock	12,129,977	4,672,432	–	16,802,409
Rights	–	14,896	–	14,896
Short-Term Investments	7,971,000	16,968,102	–	24,939,102
Total Investments, at fair value	$142,475,708	$467,087,119	$–	$609,562,827
Other Financial Instruments+
Futures	563,608	–	–	563,608
Total Assets	$143,039,316	$467,087,119	$–	$610,126,435

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Emerging Markets Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	213	06/20/14	$10,501,965	$563,608
			$10,501,965	$563,608

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$563,608
Total Asset Derivatives		$563,608

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 7.8%
60,674		Bayerische Motoren Werke AG	$7,667,177	1.5
185,508		DaimlerChrysler AG	17,548,946	3.4
40,012		Inditex S.A.	6,003,002	1.1
50,436		LVMH Moet Hennessy Louis Vuitton S.A.	9,139,675	1.8
			40,358,800	7.8

		Consumer Staples: 9.1%
144,096		Anheuser-Busch InBev Worldwide, Inc.	15,175,596	2.9
117,247		Carrefour S.A.	4,535,648	0.9
110,319		Groupe Danone	7,793,787	1.5
44,991		L'Oreal S.A.	7,422,675	1.4
296,905		Unilever NV	12,213,135	2.4
			47,140,841	9.1

		Energy: 9.0%
505,039		ENI S.p.A.	12,664,623	2.5
158,468		Repsol YPF S.A.	4,047,201	0.8
448,584		Total S.A.	29,528,013	5.7
			46,239,837	9.0

		Financials: 26.6%
85,377		Allianz AG	14,430,395	2.8
252,171		Assicurazioni Generali S.p.A.	5,620,820	1.1
390,101		AXA S.A.	10,134,391	2.0
2,183,374		Banco Santander Central Hispano S.A.	20,842,951	4.0
1,092,039		Banco Bilbao Vizcaya Argentaria S.A.	13,130,978	2.5
199,714		BNP Paribas	15,397,862	3.0
192,420		Deutsche Bank AG	8,624,034	1.7
728,884	**,@	ING Groep NV	10,366,015	2.0
2,634,314		Intesa Sanpaolo S.p.A.	8,938,790	1.7
30,383		Muenchener Rueckversicherungs AG	6,639,243	1.3
150,738		Societe Generale	9,278,814	1.8
18,352		Unibail-Rodamco SE	4,762,885	0.9
1,020,040		UniCredit SpA	9,324,273	1.8
			137,491,451	26.6

		Health Care: 9.5%
156,078		Bayer AG	21,136,779	4.1
40,669		Essilor International SA	4,104,265	0.8
227,450		Sanofi	23,768,458	4.6
			49,009,502	9.5

		Industrials: 12.4%
86,490		Cie de Saint-Gobain	5,221,793	1.0
178,992		Deutsche Post AG	6,654,504	1.3
109,588		Airbus Group NV	7,848,843	1.5
176,973		Koninklijke Philips NV	6,225,794	1.2
109,312		Schneider Electric S.A.	9,687,973	1.9
157,002		Siemens AG	21,173,818	4.1
99,485		Vinci S.A.	7,384,745	1.4
			64,197,470	12.4

		Information Technology: 4.1%
72,448		ASML Holding NV	6,743,744	1.3
178,950		SAP AG	14,515,717	2.8
			21,259,461	4.1

		Materials: 6.0%
59,010		Air Liquide	7,991,186	1.5
173,475		BASF AG	19,303,151	3.7
139,530		CRH PLC	3,904,263	0.8
			31,198,600	6.0

		Telecommunication Services: 6.5%
573,881		Deutsche Telekom AG	9,311,599	1.8
365,046		France Telecom SA	5,392,398	1.1
751,147		Telefonica S.A.	11,903,295	2.3
240,090		Vivendi	6,682,424	1.3
			33,289,716	6.5

		Utilities: 6.4%
377,668		E.ON AG	7,375,933	1.5
1,202,815		Enel S.p.A.	6,803,376	1.3
288,107		Gaz de France	7,881,208	1.5
1,035,932		Iberdrola S.A.	7,248,937	1.4
91,117		RWE AG	3,697,516	0.7
			33,006,970	6.4

		Total Common Stock
		(Cost $347,025,566)	503,192,648	97.4

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 1.4%
27,151		Volkswagen AG	7,040,177	1.4

		Total Preferred Stock
		(Cost $4,671,110)	7,040,177	1.4

RIGHTS: 0.0%
		Financials: 0.0%
1,092,039		Banco Bilbao Vizcaya Argentaria SA	255,757	0.0

		Total Rights
		(Cost $252,749)	255,757	0.0

		Total Investments in Securities (Cost $351,949,425)	$510,488,582	98.8
		Assets in Excess of Other Liabilities	6,168,249	1.2
		Net Assets	$516,656,831	100.0

@	Non-income producing security

**	Investment in affiliate

Cost for federal income tax purposes is $379,364,076.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,752,353
Gross Unrealized Depreciation	(27,627,847)

Net Unrealized Appreciation	$131,124,506

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$40,358,800	$–	$40,358,800
Consumer Staples	–	47,140,841	–	47,140,841
Energy	–	46,239,837	–	46,239,837
Financials	–	137,491,451	–	137,491,451
Health Care	–	49,009,502	–	49,009,502
Industrials	–	64,197,470	–	64,197,470
Information Technology	–	21,259,461	–	21,259,461
Materials	–	31,198,600	–	31,198,600
Telecommunication Services	–	33,289,716	–	33,289,716
Utilities	–	33,006,970	–	33,006,970
Total Common Stock	–	503,192,648	–	503,192,648
Preferred Stock	–	7,040,177	–	7,040,177
Rights	255,757	–	–	255,757
Total Investments, at fair value	$255,757	$510,232,825	$–	$510,488,582
Other Financial Instruments+
Forward Foreign Currency Contracts	–	13,602	–	13,602
Futures	151,938	–	–	151,938
Total Assets	$407,695	$510,246,427	$–	$510,654,122
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(36,767)	$–	$(36,767)
Total Liabilities	$–	$(36,767)	$–	$(36,767)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Groep NV	$10,688,135	$–	$(423,248)	$101,128	$10,366,015	–	$74,552	$–
	$10,688,135	$–	$(423,248)	$101,128	$10,366,015	$–	$74,552	$–

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	1,900,000	Buy	06/18/14	$2,621,054	$2,617,240	$(3,814)
Citigroup, Inc.	EU Euro	1,300,000	Buy	06/18/14	1,793,481	1,790,743	(2,738)
Citigroup, Inc.	EU Euro	2,070,000	Buy	06/18/14	2,881,628	2,851,413	(30,215)
							$(36,767)

Brown Brothers Harriman & Co.	EU Euro	1,000,000	Sell	06/18/14	$1,391,096	$1,377,494	$13,602
							$13,602

Voya Euro STOXX 50® Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	155	06/20/14	$6,619,643	$151,938
			$6,619,643	$151,938

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$13,602
Equity contracts	Futures contracts	151,938
Total Asset Derivatives		$165,540

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$36,767
Total Liability Derivatives		$36,767

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Brown Brothers Harriman & Co.	Citigroup, Inc.	Totals
Assets:
Forward foreign currency contracts	$13,602	$–	$13,602
Total Assets	$13,602	$–	$13,602

Liabilities:
Forward foreign currency contracts	$–	$36,767	$36,767
Total Liabilities	$–	$36,767	$36,767

Net OTC derivative instruments by counterparty, at fair value	$13,602	$(36,767)	$(23,165)

Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$–

Net Exposure(1)	$13,602	$(36,767)	$(23,165)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 8.3%
152,806		Barratt Developments PLC	$1,053,239	0.2
150,610		British Sky Broadcasting PLC	2,292,432	0.5
69,504		Burberry Group PLC	1,615,910	0.4
28,629		Carnival PLC	1,093,755	0.3
281,670		Compass Group PLC	4,300,736	1.0
255,526		GKN PLC	1,664,939	0.4
40,658		InterContinental Hotels Group PLC	1,308,776	0.3
587,317		ITV PLC	1,876,477	0.4
371,628		Kingfisher PLC	2,612,818	0.6
255,469		Marks & Spencer Group PLC	1,923,136	0.4
23,350		Next PLC	2,569,668	0.6
127,564		Pearson PLC	2,264,707	0.5
47,421		Persimmon PLC	1,065,154	0.2
183,357		Reed Elsevier PLC	2,801,952	0.6
32,835	@	Sports Direct International PLC	466,541	0.1
78,930		TUI Travel PLC	576,769	0.1
28,289		Whitbread PLC	1,963,567	0.5
135,336		William Hill PLC	769,983	0.2
211,163		WPP PLC	4,363,046	1.0
			36,583,605	8.3

		Consumer Staples: 16.0%
54,672		Associated British Foods PLC	2,536,886	0.6
296,143		British American Tobacco PLC	16,520,447	3.7
30,969		Coca-Cola HBC AG	772,089	0.2
394,733		Diageo PLC	12,259,973	2.8
150,987		Imperial Tobacco Group PLC	6,105,514	1.4
219,113		J Sainsbury PLC	1,155,468	0.2
101,104		Reckitt Benckiser PLC	8,250,536	1.9
148,158		SABMiller PLC	7,408,185	1.7
1,259,164		Tesco PLC	6,210,307	1.4
189,076		Unilever PLC	8,086,652	1.8
339,559		WM Morrison Supermarkets PLC	1,207,376	0.3
			70,513,433	16.0

		Energy: 16.5%
533,371		BG Group PLC	9,957,604	2.2
2,892,299		BP PLC	23,239,627	5.3
40,614		Petrofac Ltd.	973,658	0.2
605,046		Royal Dutch Shell PLC - Class A	22,106,901	5.0
384,369		Royal Dutch Shell PLC - Class B	15,005,825	3.4
141,800		Tullow Oil PLC	1,772,050	0.4
			73,055,665	16.5

		Financials: 20.3%
148,627		Aberdeen Asset Management PLC	968,684	0.2
30,760		Admiral Group PLC	732,425	0.2
462,040		Aviva PLC	3,686,450	0.8
2,519,404		Barclays PLC	9,804,154	2.2
156,635		British Land Co. PLC	1,709,081	0.4
111,008		Hammerson PLC	1,026,233	0.2
34,231		Hargreaves Lansdown PLC	832,709	0.2
2,950,929		HSBC Holdings PLC	29,879,195	6.8
123,420		Land Securities Group PLC	2,103,437	0.5
919,576		Legal & General Group PLC	3,139,525	0.7
7,579,044	@	Lloyds TSB Group PLC	9,481,468	2.1
27,779		London Stock Exchange Group PLC	913,111	0.2
766,725		Old Mutual PLC	2,573,921	0.6
399,899		Prudential PLC	8,467,588	1.9
213,581		Resolution Ltd.	1,064,090	0.2
328,779	@	Royal Bank of Scotland Group PLC	1,705,760	0.4
787,481		Royal & Sun Alliance Insurance Group	1,175,648	0.3
17,730		Schroders PLC	768,935	0.2
79,461		St. James's Place PLC	1,094,977	0.2
309,840		Standard Chartered PLC	6,478,904	1.5
369,243		Standard Life PLC	2,326,304	0.5
			89,932,599	20.3

		Health Care: 9.0%
195,502		AstraZeneca PLC	12,673,728	2.9
761,932		GlaxoSmithKline PLC	20,317,034	4.6
92,125		Shire PLC	4,560,645	1.0
140,672		Smith & Nephew PLC	2,136,498	0.5
			39,687,905	9.0

		Industrials: 7.7%
39,550		Aggreko PLC	990,802	0.2
78,965		Ashtead Group PLC	1,254,079	0.3
56,331		Babcock International Group	1,264,988	0.3
500,855		BAE Systems PLC	3,479,418	0.8
52,088		Bunzl PLC	1,388,803	0.3
103,199		Capita Group PLC	1,886,978	0.4
38,977		easyJet PLC	1,115,476	0.3
158,453		Experian Group Ltd.	2,859,384	0.7
243,421		Group 4 Securicor PLC	982,166	0.2
42,820		IMI PLC	1,041,964	0.2
319,412	@	International Consolidated Airlines Group SA	2,222,210	0.5
25,220		Intertek Group PLC	1,294,824	0.3
124,827		Meggitt PLC	1,001,094	0.2
168,143		Melrose Industries PLC	833,277	0.2
293,342		Rolls-Royce Holdings PLC	5,251,186	1.2
97,269	@	Royal Mail PLC	914,296	0.2
61,506		Smiths Group PLC	1,306,850	0.3
38,689		Travis Perkins PLC	1,218,222	0.3
33,339		Weir Group PLC	1,410,072	0.3
41,451		Wolseley PLC	2,361,747	0.5
			34,077,836	7.7

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 1.1%
219,122	ARM Holdings PLC	$3,700,570	0.8
172,110	Sage Group PLC/The	1,200,432	0.3
		4,901,002	1.1

	Materials: 9.8%
204,783	Anglo American PLC	5,233,139	1.2
55,680	Antofagasta PLC	776,826	0.2
331,004	BHP Billiton PLC	10,220,898	2.3
114,001	CRH PLC	3,192,047	0.7
26,857	Fresnillo PLC	378,599	0.1
1,507,401	Glencore Xstrata PLC	7,775,546	1.8
32,149	Johnson Matthey PLC	1,755,287	0.4
57,615	Mondi PLC	1,009,620	0.2
14,406	Randgold Resources Ltd.	1,081,356	0.2
123,593	Rexam PLC	1,004,328	0.2
195,530	Rio Tinto PLC	10,904,198	2.5
		43,331,844	9.8

	Telecommunication Services: 5.2%
1,233,992	BT Group PLC	7,847,807	1.8
4,163,480	Vodafone Group PLC	15,310,359	3.4
		23,158,166	5.2

	Utilities: 4.2%
796,747	Centrica PLC	4,383,238	1.0
584,551	National Grid PLC	8,032,611	1.8
150,353	Scottish & Southern Energy PLC	3,682,733	0.9
37,352	Severn Trent PLC	1,135,200	0.2
106,964	United Utilities Group PLC	1,407,014	0.3
		18,640,796	4.2

	Total Common Stock
	(Cost $334,242,418)	433,882,851	98.1

	Assets in Excess of Other Liabilities	8,522,961	1.9
	Net Assets	$442,405,812	100.0

@	Non-income producing security

Cost for federal income tax purposes is $335,937,868.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$110,117,021
Gross Unrealized Depreciation	(12,172,038)

Net Unrealized Appreciation	$97,944,983

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,292,432	$34,291,173	$–	$36,583,605
Consumer Staples	–	70,513,433	–	70,513,433
Energy	973,658	72,082,007	–	73,055,665
Financials	1,175,648	88,756,951	–	89,932,599
Health Care	–	39,687,905	–	39,687,905
Industrials	–	34,077,836	–	34,077,836
Information Technology	–	4,901,002	–	4,901,002
Materials	–	43,331,844	–	43,331,844
Telecommunication Services	–	23,158,166	–	23,158,166
Utilities	1,135,200	17,505,596	–	18,640,796
Total Common Stock	5,576,938	428,305,913	–	433,882,851
Total Investments, at fair value	$5,576,938	$428,305,913	$–	$433,882,851
Other Financial Instruments+
Forward Foreign Currency Contracts	–	12,054	–	12,054
Futures	28,576	–	–	28,576
Total Assets	$5,605,514	$428,317,967	$–	$433,923,481
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(8,920)	$–	$(8,920)
Total Liabilities	$–	$(8,920)	$–	$(8,920)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	British Pound	3,900,000	Buy	06/18/14	$6,486,004	$6,498,058	$12,054
							$12,054

Brown Brothers Harriman & Co.	British Pound	500,000	Sell	06/18/14	$824,164	$833,084	$(8,920)
							$(8,920)

Voya FTSE 100 Index® Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	80	06/20/14	$8,727,139	$28,576
			$8,727,139	$28,576

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$12,054
Equity contracts	Futures contracts	28,576
Total Asset Derivatives		$40,630

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$8,920
Total Liability Derivatives		$8,920

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Brown Brothers Harriman & Co.	Citigroup, Inc.	Totals
Assets:
Forward foreign currency contracts	$–	$12,054	$12,054
Total Assets	$–	$12,054	$12,054

Liabilities:
Forward foreign currency contracts	$8,920	$–	$8,920
Total Liabilities	$8,920	$–	$8,920

Net OTC derivative instruments by counterparty, at fair value	$(8,920)	$12,054	$3,134

Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$–

Net Exposure(1)	$(8,920)	$12,054	$3,134

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 11.3%
13,663		Bayerische Motoren Werke AG	$1,726,549	1.0
38,409		Brinker International, Inc.	2,014,552	1.2
28,300	@	Delphi Automotive PLC	1,920,438	1.1
22,630		Halla Visteon Climate Control Corp.	1,036,636	0.6
50,898		Macy's, Inc.	3,017,743	1.7
26,900		Nike, Inc.	1,986,834	1.1
21,939		Renault S.A.	2,131,032	1.2
31,800		Toyota Motor Corp.	1,793,324	1.0
29,500		Walt Disney Co.	2,362,065	1.3
603,000		Yue Yuen Industrial Holdings	1,964,935	1.1
			19,954,108	11.3

		Consumer Staples: 9.6%
49,338		British American Tobacco PLC	2,752,339	1.6
12,812		Casino Guichard Perrachon S.A.	1,523,312	0.9
33,400		CVS Caremark Corp.	2,500,324	1.4
72,200		Japan Tobacco, Inc.	2,266,171	1.3
19,900		Kimberly-Clark Corp.	2,193,975	1.2
39,810		Kraft Foods Group, Inc.	2,233,341	1.3
12,092		KT&G Corp.	910,735	0.5
81,274		Spar Group Ltd./The	937,504	0.5
334,230		Tesco PLC	1,648,452	0.9
			16,966,153	9.6

		Energy: 9.4%
53,500		Canadian Natural Resources Ltd.	2,052,795	1.2
71,327		ENI S.p.A.	1,788,634	1.0
22,100		Hess Corp.	1,831,648	1.0
23,900		Occidental Petroleum Corp.	2,277,431	1.3
24,541		Sasol Ltd.	1,372,471	0.8
28,400		Schlumberger Ltd.	2,769,000	1.6
160,138		Statoil ASA	4,518,249	2.5
			16,610,228	9.4

		Financials: 20.4%
71,002		Admiral Group PLC	1,690,625	1.0
1,166,000		Agile Property Holdings Ltd.	958,044	0.5
62,700		Blackstone Group LP	2,084,775	1.2
1,871,000		China Construction Bank	1,313,333	0.7
122,911	@	Credit Agricole S.A.	1,937,118	1.1
144,262		Fifth Third Bancorp.	3,310,813	1.9
31,410		Hyundai Marine & Fire Insurance Co., Ltd.	907,580	0.5
621,538		Intesa Sanpaolo S.p.A.	2,109,011	1.2
109,600		Itau Unibanco Holding S.A.	1,634,581	0.9
61,737		JPMorgan Chase & Co.	3,748,053	2.1
513,623		Legal & General Group PLC	1,753,561	1.0
36,278		Lincoln National Corp.	1,838,206	1.0
46,669		Macquarie Group Ltd.	2,516,489	1.4
931,600		Mizuho Financial Group, Inc.	1,846,294	1.1
25,200		Prudential Financial, Inc.	2,133,180	1.2
222,113		Regions Financial Corp.	2,467,676	1.4
43,300		Sumitomo Mitsui Financial Group, Inc.	1,856,008	1.1
8,219		Swiss Life Holding	2,021,192	1.1
			36,126,539	20.4

		Health Care: 8.7%
64,800		Merck & Co., Inc.	3,678,696	2.1
39,913		Novartis AG	3,388,930	1.9
92,400		Pfizer, Inc.	2,967,888	1.7
12,183		Roche Holding AG - Genusschein	3,664,205	2.1
18,223		Zimmer Holdings, Inc.	1,723,531	0.9
			15,423,250	8.7

		Industrials: 9.8%
21,200		Boeing Co.	2,660,388	1.5
1,191,000		China Railway Construction Corp. Ltd	1,009,817	0.6
151,588	@	CNH Industrial NV	1,744,618	1.0
119,800		General Electric Co.	3,101,622	1.7
764,000		Jiangsu Expressway Co. Ltd.	870,982	0.5
108,700		Komatsu Ltd.	2,278,848	1.3
155,200		Mitsubishi Corp.	2,878,932	1.6
21,176		Siemens AG	2,855,867	1.6
			17,401,074	9.8

		Information Technology: 12.1%
8,434		Apple, Inc.	4,526,865	2.5
120,000		Catcher Technology Co., Ltd.	871,304	0.5
147,166		EMC Corp.	4,033,820	2.3
25,432		Fidelity National Information Services, Inc.	1,359,341	0.7
146,100		Intel Corp.	3,770,841	2.1
90,232		Oracle Corp.	3,691,391	2.1
68,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,363,362	0.8
32,073	@	TE Connectivity Ltd.	1,931,115	1.1
			21,548,039	12.1

		Materials: 6.4%
99,029		BHP Billiton PLC	3,057,864	1.7
65,100		International Paper Co.	2,986,788	1.7
42,208		Koninklijke DSM NV	2,894,962	1.7
27,400	@	LyondellBasell Industries NV - Class A	2,436,956	1.4
			11,376,570	6.4

		Telecommunication Services: 5.5%
188,493		France Telecom SA	2,784,387	1.6
54,300		Mobile Telesystems OJSC ADR	949,707	0.6

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
68,693	MTN Group Ltd.	$1,405,937	0.8
966,782	Telecom Corp. of New Zealand Ltd.	2,049,999	1.1
53,000	Verizon Communications, Inc.	2,521,210	1.4
		9,711,240	5.5

	Utilities: 3.5%
27,203	DTE Energy Co.	2,020,911	1.1
39,100	Edison International	2,213,451	1.3
97,674	Suez Environnement S.A.	1,984,106	1.1
		6,218,468	3.5

	Total Common Stock
	(Cost $153,461,313)	171,335,669	96.7

PREFERRED STOCK: 1.7%
	Materials: 0.9%
124,200	Vale SA	1,549,079	0.9

	Utilities: 0.8%
215,108	Cia Energetica de Minas Gerais	1,454,278	0.8

	Total Preferred Stock
	(Cost $2,816,691)	3,003,357	1.7

	Total Long-Term Investments
	(Cost $156,278,004)	174,339,026	98.4

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
2,217,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,217,000)	2,217,000	1.3

	Total Short-Term Investments
	(Cost $2,217,000)	2,217,000	1.3

	Total Investments in Securities (Cost $158,495,004)	$176,556,026	99.7
	Assets in Excess of Other Liabilities	577,350	0.3
	Net Assets	$177,133,376	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
ADR	American Depositary Receipt

Cost for federal income tax purposes is $158,530,040.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,055,068
Gross Unrealized Depreciation	(2,029,082)
Net Unrealized Appreciation	$18,025,986

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$11,301,632	$8,652,476	$–	$19,954,108
Consumer Staples	6,927,640	10,038,513	–	16,966,153
Energy	8,930,874	7,679,354	–	16,610,228
Financials	17,217,284	18,909,255	–	36,126,539
Health Care	8,370,115	7,053,135	–	15,423,250
Industrials	5,762,010	11,639,064	–	17,401,074
Information Technology	20,676,735	871,304	–	21,548,039
Materials	5,423,744	5,952,826	–	11,376,570
Telecommunication Services	3,470,917	6,240,323	–	9,711,240
Utilities	6,218,468	–	–	6,218,468
Total Common Stock	94,299,419	77,036,250	–	171,335,669
Preferred Stock	3,003,357	–	–	3,003,357
Short-Term Investments	2,217,000	–	–	2,217,000
Total Investments, at fair value	$99,519,776	$77,036,250	$–	$176,556,026
Other Financial Instruments+
Futures	6,322	–	–	6,322
Total Assets	$99,526,098	$77,036,250	$–	$176,562,348

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Global Value Advantage Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	4	06/20/14	$372,920	$6,322
			$372,920	$6,322

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$6,322
Total Asset Derivatives		$6,322

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 5.5%
570,000		Belle International Holdings	$569,839	0.5
284,000	@	Galaxy Entertainment Group Ltd.	2,478,797	2.2
719,028		Li & Fung Ltd.	1,065,510	0.9
296,800		Sands China Ltd.	2,225,983	1.9
			6,340,129	5.5

		Consumer Staples: 3.7%
168,000		China Mengniu Diary Co., Ltd.	843,138	0.7
147,286		China Resources Enterprise	416,396	0.4
98,000		Hengan International Group Co., Ltd.	1,017,394	0.9
240,000		Tingyi Cayman Islands Holding Corp.	689,436	0.6
891,000		Want Want China Holdings Ltd.	1,333,046	1.1
			4,299,410	3.7

		Energy: 9.3%
3,130,438		China Petroleum & Chemical Corp.	2,800,060	2.4
415,841		China Shenhua Energy Co., Ltd.	1,204,074	1.0
2,190,714		CNOOC Ltd.	3,316,791	2.9
392,000		Kunlun Energy Co. Ltd.	656,852	0.6
2,592,604		PetroChina Co., Ltd.	2,816,171	2.4
			10,793,948	9.3

		Financials: 54.1%
1,478,000		AIA Group Ltd.	7,029,589	6.1
9,748,746		Bank of China Ltd.	4,331,105	3.7
1,076,451		Bank of Communications Co., Ltd.	705,271	0.6
168,184		Bank of East Asia Ltd.	658,565	0.6
453,629		BOC Hong Kong Holdings Ltd.	1,295,303	1.1
170,739		Cheung Kong Holdings Ltd.	2,838,996	2.4
10,336,107		China Construction Bank	7,255,343	6.2
913,911		China Life Insurance Co., Ltd. (HKD)	2,584,206	2.2
500,991		China Overseas Land & Investment Ltd.	1,301,715	1.1
248,000		China Resources Land Ltd.	545,661	0.5
275,706		Hang Lung Properties Ltd.	795,421	0.7
94,043		Hang Seng Bank Ltd.	1,500,260	1.3
116,226		Henderson Land Development Co., Ltd.	680,143	0.6
135,441		Hong Kong Exchanges and Clearing Ltd.	2,056,938	1.8
1,652,828		HSBC Holdings PLC	16,770,545	14.4
8,513,340		Industrial and Commercial Bank of China Ltd.	5,248,305	4.5
468,825		New World Development Ltd.	472,938	0.4
249,216		Ping An Insurance Group Co. of China Ltd.	2,071,202	1.8
365,265		Sino Land Co.	538,375	0.5
165,555		Sun Hung Kai Properties Ltd.	2,032,913	1.8
77,591		Swire Pacific Ltd.	906,267	0.8
185,637		Wharf Holdings Ltd.	1,190,617	1.0
			62,809,678	54.1

		Industrials: 4.7%
142,818		Cathay Pacific Airways Ltd.	266,753	0.2
139,096		China Merchants Holdings International Co., Ltd.	479,582	0.4
199,811	L	Citic Pacific Ltd.	354,464	0.3
210,697		Cosco Pacific Ltd.	269,679	0.2
261,464		Hutchison Whampoa Ltd.	3,470,103	3.0
179,143		MTR Corp.	663,806	0.6
			5,504,387	4.7

		Information Technology: 9.0%
826,000	L	Lenovo Group Ltd.	913,656	0.8
137,075		Tencent Holdings Ltd.	9,567,861	8.2
			10,481,517	9.0

		Telecommunication Services: 6.7%
740,101		China Mobile Ltd.	6,795,187	5.9
731,110		China Unicom Ltd.	964,703	0.8
			7,759,890	6.7

		Utilities: 4.6%
235,654		China Resources Power Holdings Co.	615,576	0.5
232,431		CLP Holdings Ltd.	1,754,096	1.5
703,423		Hong Kong & China Gas	1,536,813	1.3
170,822		Power Assets Holdings Ltd.	1,482,664	1.3
			5,389,149	4.6

	Total Common Stock
	(Cost $96,214,790)		113,378,108	97.6

RIGHTS: 0.0%
		Financials: 0.0%
149,275		New World Development Ltd.	30,807	0.0

	Total Rights
	(Cost $–)		30,807	0.0

	Total Long-Term Investments
	(Cost $96,214,790)		113,408,915	97.6

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 0.7%
795,866	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $795,868, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $811,785, due 01/31/16-11/01/43)
	(Cost $795,866)	$795,866	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
1,586,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,586,000)	1,586,000	1.4

	Total Short-Term Investments
	(Cost $2,381,866)	2,381,866	2.1

	Total Investments in Securities (Cost $98,596,656)	$115,790,781	99.7
	Assets in Excess of Other Liabilities	371,169	0.3
	Net Assets	$116,161,950	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $101,981,952.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,587,905
Gross Unrealized Depreciation	(5,779,076)

Net Unrealized Appreciation	$13,808,829

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$6,340,129	$–	$6,340,129
Consumer Staples	–	4,299,410	–	4,299,410
Energy	–	10,793,948	–	10,793,948
Financials	–	62,809,678	–	62,809,678
Industrials	354,464	5,149,923	–	5,504,387
Information Technology	–	10,481,517	–	10,481,517
Telecommunication Services	–	7,759,890	–	7,759,890
Utilities	–	5,389,149	–	5,389,149
Total Common Stock	354,464	113,023,644	–	113,378,108
Rights	–	30,807	–	30,807
Short-Term Investments	1,586,000	795,866	–	2,381,866
Total Investments, at fair value	$1,940,464	$113,850,317	$–	$115,790,781
Other Financial Instruments+
Forward Foreign Currency Contracts	–	4,458	–	4,458
Futures	59,048	–	–	59,048
Total Assets	$1,999,512	$113,854,775	$–	$115,854,287
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(269)	$–	$(269)
Total Liabilities	$–	$(269)	$–	$(269)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Hong Kong Sar Dollar	28,100,000	Buy	06/18/14	$3,619,330	$3,623,788	$4,458
							$4,458

Citigroup, Inc.	Hong Kong Sar Dollar	12,000,000	Sell	06/18/14	$1,547,256	$1,547,525	$(269)
							$(269)

Voya Hang Seng Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	21	04/29/13	$2,997,099	$59,048
			$2,997,099	$59,048

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$4,458
Equity contracts	Futures contracts	59,048
Total Asset Derivatives		$63,506

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$269
Total Liability Derivatives		$269

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Brown Brothers Harriman & Co.	Citigroup, Inc.	Totals
Assets:
Forward foreign currency contracts	$4,458	$–	$4,458
Total Assets	$4,458	$–	$4,458

Liabilities:
Forward foreign currency contracts	$–	$269	$269
Total Liabilities	$–	$269	$269

Net OTC derivative instruments by counterparty, at fair value	$4,458	$(269)	$4,189

Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$–

Net Exposure(1)	$4,458	$(269)	$4,189

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 12.7%
46,045		ADT Corp.	$1,379,048	0.2
8,149	@	Amazon.com, Inc.	2,742,302	0.4
74,537		Best Buy Co., Inc.	1,968,522	0.3
8,345		Chipotle Mexican Grill, Inc.	4,740,377	0.6
217,021		Comcast Corp. – Class A	10,855,391	1.5
66,115	@	Delphi Automotive PLC	4,486,564	0.6
66,774		GameStop Corp.	2,744,411	0.4
110,723		Gap, Inc.	4,435,563	0.6
124,922		Home Depot, Inc.	9,885,078	1.3
75,094		Lowe's Cos., Inc.	3,672,097	0.5
110,461		Macy's, Inc.	6,549,233	0.9
15,813		McDonald's Corp.	1,550,148	0.2
46,428		Michael Kors Holdings Ltd.	4,330,340	0.6
100,183		Nike, Inc.	7,399,516	1.0
38,826		Petsmart, Inc.	2,674,723	0.4
288,251		Staples, Inc.	3,268,766	0.4
56,975		Viacom - Class B	4,842,305	0.7
137,662		Walt Disney Co.	11,022,596	1.5
29,486		Wyndham Worldwide Corp.	2,159,260	0.3
10,554		Wynn Resorts Ltd.	2,344,571	0.3
			93,050,811	12.7

		Consumer Staples: 9.6%
184,202		Altria Group, Inc.	6,894,681	0.9
52,508		Archer-Daniels-Midland Co.	2,278,322	0.3
78,972		Coca-Cola Co.	3,053,057	0.4
131,290		Coca-Cola Enterprises, Inc.	6,270,410	0.9
129,440		CVS Caremark Corp.	9,689,878	1.3
76,004		Estee Lauder Cos., Inc.	5,083,148	0.7
66,331		Kimberly-Clark Corp.	7,312,993	1.0
92,308		Kraft Foods Group, Inc.	5,178,479	0.7
85,426		Kroger Co.	3,728,845	0.5
56,502		Lorillard, Inc.	3,055,628	0.4
33,418		PepsiCo, Inc.	2,790,403	0.4
30,138		Philip Morris International, Inc.	2,467,398	0.3
79,149		Procter & Gamble Co.	6,379,409	0.9
95,670		Tyson Foods, Inc.	4,210,437	0.6
25,369		Wal-Mart Stores, Inc.	1,938,953	0.3
			70,332,041	9.6

		Energy: 10.8%
72,712		Anadarko Petroleum Corp.	6,163,069	0.8
70,960		Cabot Oil & Gas Corp.	2,404,125	0.3
124,259		Canadian Natural Resources Ltd.	4,767,818	0.7
56,312		Chevron Corp.	6,696,060	0.9
21,306		ConocoPhillips	1,498,877	0.2
39,683		EOG Resources, Inc.	7,784,614	1.1
243,852		ExxonMobil Corp.	23,819,463	3.3
129,845		Halliburton Co.	7,646,572	1.1
89,779		Occidental Petroleum Corp.	8,555,041	1.2
39,309		Schlumberger Ltd.	3,832,628	0.5
192,388	@	Statoil ASA ADR	5,429,189	0.7
			78,597,456	10.8

		Financials: 15.0%
54,027		Ameriprise Financial, Inc.	5,946,752	0.8
241,002		Bank of America Corp.	4,145,234	0.6
49,052	@	Berkshire Hathaway, Inc.	6,130,028	0.8
135,116		Blackstone Group LP	4,492,607	0.6
141,618		Charles Schwab Corp.	3,870,420	0.5
103,502		Citigroup, Inc.	4,926,695	0.7
66,829		Comerica, Inc.	3,461,742	0.5
84,537		Discover Financial Services	4,919,208	0.7
40,362		Extra Space Storage, Inc.	1,957,961	0.3
271,286		Fifth Third Bancorp.	6,226,014	0.9
39,125		HCP, Inc.	1,517,659	0.2
284,201		Host Hotels & Resorts, Inc.	5,752,228	0.8
254,504		JPMorgan Chase & Co.	15,450,938	2.1
115,767		Lincoln National Corp.	5,865,914	0.8
71,674		Metlife, Inc.	3,784,387	0.5
153,539		ProLogis, Inc.	6,268,997	0.9
71,987		Prudential Financial, Inc.	6,093,700	0.8
195,448		Regions Financial Corp.	2,171,427	0.3
59,765		UnumProvident Corp.	2,110,302	0.3
55,184		Weingarten Realty Investors	1,655,520	0.2
147,231		Wells Fargo & Co.	7,323,270	1.0
170,611	@	XL Group PLC	5,331,594	0.7
			109,402,597	15.0

		Health Care: 13.5%
27,795		AbbVie, Inc.	1,428,663	0.2
8,795	@	Actavis PLC	1,810,451	0.3
39,447		Aetna, Inc.	2,957,342	0.4
16,084	@	Alexion Pharmaceuticals, Inc.	2,446,859	0.3
16,124		Amgen, Inc.	1,988,734	0.3
80,737		Cardinal Health, Inc.	5,649,975	0.8
48,248	@	Celgene Corp.	6,735,421	0.9
39,543	@	Express Scripts Holding Co.	2,969,284	0.4
137,510	@	Gilead Sciences, Inc.	9,743,959	1.3
32,900		Humana, Inc.	3,708,488	0.5
84,695		Johnson & Johnson	8,319,590	1.1
14,201		McKesson Corp.	2,507,470	0.3
88,536		Medtronic, Inc.	5,448,505	0.7
219,295		Merck & Co., Inc.	12,449,377	1.7
54,793	@	Mylan Laboratories	2,675,542	0.4
420,674		Pfizer, Inc.	13,512,049	1.9
113,136		UnitedHealth Group, Inc.	9,276,021	1.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
51,984		WellPoint, Inc.	$5,175,007	0.7
			98,802,737	13.5

		Industrials: 8.8%
11,597		3M Co.	1,573,249	0.2
93,062		Ametek, Inc.	4,791,762	0.7
75,010		Boeing Co.	9,413,005	1.3
71,752		Danaher Corp.	5,381,400	0.7
65,006		General Dynamics Corp.	7,080,454	1.0
318,432		General Electric Co.	8,244,204	1.1
43,667	@	Ingersoll-Rand PLC - Class A	2,499,499	0.3
24,885		Lincoln Electric Holdings, Inc.	1,791,969	0.2
39,408		Northrop Grumman Corp.	4,862,159	0.7
25,023		Roper Industries, Inc.	3,340,821	0.5
191,191		Southwest Airlines Co.	4,514,020	0.6
49,738		Union Pacific Corp.	9,333,833	1.3
14,376		United Technologies Corp.	1,679,692	0.2
			64,506,067	8.8

		Information Technology: 19.2%
49,272		Apple, Inc.	26,446,253	3.6
394,582		Cisco Systems, Inc.	8,842,583	1.2
49,182		Cognizant Technology Solutions Corp.	2,489,101	0.3
283,290		EMC Corp.	7,764,979	1.1
32,273	@	F5 Networks, Inc.	3,441,270	0.5
98,327		Facebook, Inc.	5,923,219	0.8
16,569		Google, Inc. – Class A	18,466,316	2.5
137,879		Hewlett-Packard Co.	4,461,764	0.6
25,633		International Business Machines Corp.	4,934,096	0.7
423,025		Intel Corp.	10,918,275	1.5
35,643		KLA-Tencor Corp.	2,464,357	0.3
17,640		Mastercard, Inc.	1,317,708	0.2
239,691		Microsoft Corp.	9,824,934	1.4
130,404		NetApp, Inc.	4,811,908	0.7
300,176		Oracle Corp.	12,280,200	1.7
26,837		Qualcomm, Inc.	2,116,366	0.3
50,283	@	TE Connectivity Ltd.	3,027,539	0.4
6,649		Visa, Inc.	1,435,253	0.2
63,276		Western Digital Corp.	5,810,002	0.8
270,955		Xerox Corp.	3,061,792	0.4
			139,837,915	19.2

		Materials: 3.6%
5,876		CF Industries Holdings, Inc.	1,531,521	0.2
80,964		Dow Chemical Co.	3,934,041	0.5
45,798		Freeport-McMoRan Copper & Gold, Inc.	1,514,540	0.2
131,408		International Paper Co.	6,028,999	0.8
77,625	@	LyondellBasell Industries NV - Class A	6,903,967	1.0
54,717		Monsanto Co.	6,225,153	0.9
			26,138,221	3.6

		Telecommunication Services: 2.3%
130,327		AT&T, Inc.	4,570,568	0.6
260,407		Verizon Communications, Inc.	12,387,561	1.7
			16,958,129	2.3

		Utilities: 3.4%
164,307		CenterPoint Energy, Inc.	3,892,433	0.5
83,532		DTE Energy Co.	6,205,592	0.9
115,892		Edison International	6,560,646	0.9
28,766		Entergy Corp.	1,923,007	0.3
72,765		Pinnacle West Capital Corp.	3,977,335	0.5
57,705		Public Service Enterprise Group, Inc.	2,200,869	0.3
			24,759,882	3.4

	Total Common Stock
	(Cost $598,957,932)		722,385,856	98.9

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
7,584,715		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $7,584,715)	7,584,715	1.0

		Total Short-Term Investments
		(Cost $7,584,715)	7,584,715	1.0

		Total Investments in Securities (Cost $606,542,647)	$729,970,571	99.9
		Assets in Excess of Other Liabilities	1,007,809	0.1
		Net Assets	$730,978,380	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
ADR	American Depositary Receipt

Cost for federal income tax purposes is $608,232,693.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$127,817,422
Gross Unrealized Depreciation	(6,079,544)
Net Unrealized Appreciation	$121,737,878

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$722,385,856	$–	$–	$722,385,856
Short-Term Investments	7,584,715	–	–	7,584,715
Total Investments, at fair value	$729,970,571	$–	$–	$729,970,571
Other Financial Instruments+
Futures	88,514	–	–	88,514
Total Assets	$730,059,085	$–	$–	$730,059,085

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	56	06/20/14	$5,220,880	$88,514
			$5,220,880	$88,514

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$88,514
Total Asset Derivatives		$88,514

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Basic Materials: 0.6%
40,121		Rock-Tenn Co.	$4,235,574	0.6

		Consumer Discretionary: 12.9%
10,071		Advance Auto Parts, Inc.	1,273,982	0.2
67,801	@	ANN, Inc.	2,812,385	0.4
83,795	@	Bally Technologies, Inc.	5,553,095	0.8
9,064		Bob Evans Farms, Inc.	453,472	0.1
125,672		Brinker International, Inc.	6,591,496	0.9
124,702		Cheesecake Factory	5,939,556	0.8
94,933		Cinemark Holdings, Inc.	2,754,006	0.4
22,897	@	Deckers Outdoor Corp.	1,825,578	0.2
57,062		DineEquity, Inc.	4,454,830	0.6
40,613		Foot Locker, Inc.	1,907,999	0.3
118,157		Gentex Corp.	3,725,490	0.5
60,215		Guess?, Inc.	1,661,934	0.2
61,933		Hanesbrands, Inc.	4,736,636	0.7
122,153	@	Jarden Corp.	7,308,414	1.0
121,465	L	Life Time Fitness, Inc.	5,842,467	0.8
291,777	@	LKQ Corp.	7,688,324	1.1
72,453		MDC Holdings, Inc.	2,048,971	0.3
27,332		Murphy USA, Inc.	1,109,406	0.1
205,621	@	Office Depot, Inc.	849,215	0.1
60,579		Polaris Industries, Inc.	8,463,492	1.2
293,400	@	Scientific Games Corp.	4,028,382	0.6
7,019	@	Signet Jewelers Ltd.	743,031	0.1
72,342		Sotheby's	3,150,494	0.4
27,905		Thor Industries, Inc.	1,703,879	0.2
14,407		Tupperware Corp.	1,206,730	0.2
47,904	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,669,682	0.6
8,501	@	Under Armour, Inc.	974,555	0.1
			93,477,501	12.9

		Consumer Staples: 3.6%
18,975		Church & Dwight Co., Inc.	1,310,603	0.2
90,745		Coca-Cola Enterprises, Inc.	4,333,981	0.6
67,717		Energizer Holdings, Inc.	6,821,811	0.9
277,946		Flowers Foods, Inc.	5,961,942	0.8
168,673		Hillshire Brands Co.	6,284,756	0.9
27,523		Universal Corp.	1,538,260	0.2
			26,251,353	3.6

		Energy: 5.2%
138,548		Bill Barrett Corp.	3,546,829	0.5
46,920		Cimarex Energy Co.	5,588,641	0.8
74,183		Consol Energy, Inc.	2,963,611	0.4
35,364		HollyFrontier Corp.	1,682,619	0.2
12,312		Oceaneering International, Inc.	884,740	0.1
157,199		Patterson-UTI Energy, Inc.	4,980,064	0.7
43,899		Rosetta Resources, Inc.	2,044,816	0.3
58,724	@	Rowan Companies PLC	1,977,824	0.3
41,953		SM Energy Co.	2,990,830	0.4
141,179		Superior Energy Services	4,342,666	0.6
100,974	@	Unit Corp.	6,601,680	0.9
			37,604,320	5.2

		Financials: 22.9%
47,528	@	Affiliated Managers Group, Inc.	9,507,976	1.3
45,088		American Campus Communities, Inc.	1,684,037	0.2
26,312		American Financial Group, Inc.	1,518,466	0.2
152,178		Arthur J. Gallagher & Co.	7,240,629	1.0
91,344		BankUnited, Inc.	3,176,031	0.4
93,849		Carlyle Group L.P.	3,297,854	0.5
56,540		CIT Group, Inc.	2,771,591	0.4
78,256		Comerica, Inc.	4,053,661	0.6
137,725		Corrections Corp. of America	4,313,547	0.6
245,621		DDR Corp.	4,047,834	0.6
47,695		East-West Bancorp., Inc.	1,740,867	0.2
45,391	@	Everest Re Group Ltd.	6,947,093	1.0
137,533		Extra Space Storage, Inc.	6,671,726	0.9
4,692		Federal Realty Investment Trust	538,266	0.1
182,416		Fidelity National Financial, Inc.	5,735,159	0.8
225,629		First American Financial Corp.	5,990,450	0.8
69,917		First Republic Bank	3,774,819	0.5
231,344		FirstMerit Corp.	4,818,896	0.7
111,216		HCC Insurance Holdings, Inc.	5,059,216	0.7
29,955		Home Properties, Inc.	1,800,895	0.3
227,697		Host Hotels & Resorts, Inc.	4,608,587	0.6
103,514		Invesco Ltd.	3,830,018	0.5
58,657		Jones Lang LaSalle, Inc.	6,950,854	1.0
99,243		Keycorp	1,413,220	0.2
65,794		Mid-America Apartment Communities, Inc.	4,491,756	0.6
47,875		New York Community Bancorp., Inc.	769,351	0.1
70,750		Primerica, Inc.	3,333,033	0.5
57,579		ProAssurance Corp.	2,563,993	0.4
58,887		Prosperity Bancshares, Inc.	3,895,375	0.5
37,499		Protective Life Corp.	1,972,072	0.3
25,783		Raymond James Financial, Inc.	1,442,043	0.2
24,368		Realty Income Corp.	995,676	0.1
26,730		Reinsurance Group of America, Inc.	2,128,510	0.3
14,867	@	RenaissanceRe Holdings Ltd.	1,451,019	0.2
60,192		Signature Bank	7,559,513	1.0
84,961		SL Green Realty Corp.	8,548,776	1.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
181,271		Starwood Property Trust, Inc.	$4,276,183	0.6
58,947	@	SVB Financial Group	7,591,195	1.1
936,321		Synovus Financial Corp.	3,174,128	0.4
11,376		Waddell & Reed Financial, Inc.	837,501	0.1
181,962		Webster Financial Corp.	5,651,740	0.8
98,999	@	XL Group PLC	3,093,719	0.4
			165,267,275	22.9

		Health Care: 9.7%
64,547		Align Technology, Inc.	3,342,889	0.5
9,161	@	Bio-Rad Laboratories, Inc.	1,173,707	0.2
76,295		Charles River Laboratories International, Inc.	4,603,640	0.6
35,443	@	Community Health Systems, Inc.	1,388,302	0.2
44,061		Cubist Pharmaceuticals, Inc.	3,223,062	0.4
34,165		Endo International PLC	2,345,427	0.3
74,417	@	Henry Schein, Inc.	8,883,157	1.2
93,725	@	Masimo Corp.	2,559,630	0.4
116,470		Mednax, Inc.	7,218,811	1.0
5,423		Mettler Toledo International, Inc.	1,278,093	0.2
130,173		Owens & Minor, Inc.	4,559,960	0.6
25,697	L	Resmed, Inc.	1,148,399	0.2
52,376	@	Salix Pharmaceuticals Ltd.	5,426,678	0.7
65,224		Steris Corp.	3,114,446	0.4
124,706	@	Thoratec Corp.	4,465,722	0.6
32,443	@	United Therapeutics Corp.	3,050,615	0.4
31,811		Universal Health Services, Inc.	2,610,729	0.4
87,057		WellCare Health Plans, Inc.	5,529,861	0.8
43,595		Zimmer Holdings, Inc.	4,123,215	0.6
			70,046,343	9.7

		Industrials: 16.2%
10,414		Acuity Brands, Inc.	1,380,584	0.2
70,529		Aecom Technology Corp.	2,268,918	0.3
39,742		AGCO Corp.	2,192,169	0.3
80,716		Alaska Air Group, Inc.	7,531,610	1.0
16,793		Alliant Techsystems, Inc.	2,387,125	0.3
81,997		Ametek, Inc.	4,222,026	0.6
100,897		BE Aerospace, Inc.	8,756,851	1.2
69,347		Clarcor, Inc.	3,977,050	0.6
101,525	@	Clean Harbors, Inc.	5,562,555	0.8
28,313		Corporate Executive Board Co.	2,101,674	0.3
40,321		Deluxe Corp.	2,115,643	0.3
19,255		Fortune Brands Home & Security, Inc.	810,250	0.1
6,795		GATX Corp.	461,245	0.1
145,764		General Cable Corp.	3,733,016	0.5
42,231		Hubbell, Inc.	5,062,230	0.7
24,363		IDEX Corp.	1,775,819	0.2
12,790		JB Hunt Transport Services, Inc.	919,857	0.1
505,462	@	JetBlue Airways Corp.	4,392,465	0.6
58,585		KAR Auction Services, Inc.	1,778,055	0.3
31,465		Kennametal, Inc.	1,393,899	0.2
69,298		Lincoln Electric Holdings, Inc.	4,990,149	0.7
449,082		Mueller Water Products, Inc.	4,266,279	0.6
11,519		Nordson Corp.	811,974	0.1
89,061	@	Old Dominion Freight Line	5,053,321	0.7
112,664	@	Quanta Services, Inc.	4,157,302	0.6
84,648		Regal-Beloit Corp.	6,154,756	0.9
20,095		Roper Industries, Inc.	2,682,883	0.4
17,109	L	Terex Corp.	757,929	0.1
36,830		Towers Watson & Co.	4,200,461	0.6
71,012		Trinity Industries, Inc.	5,117,835	0.7
8,544		United Rentals, Inc.	811,167	0.1
11,773		Wabtec Corp.	912,407	0.1
169,506		Waste Connections, Inc.	7,434,533	1.0
106,328		Woodward Governor Co.	4,415,802	0.6
62,206		Xylem, Inc.	2,265,542	0.3
			116,855,381	16.2

		Information Technology: 15.8%
12,565	@,L	3D Systems Corp.	743,220	0.1
54,338		Adtran, Inc.	1,326,391	0.2
92,948	@	Ansys, Inc.	7,158,855	1.0
172,526		Broadridge Financial Solutions ADR	6,407,616	0.9
80,670		Commvault Systems, Inc.	5,239,516	0.7
12,543	@	Cree, Inc.	709,432	0.1
7,187	@	Equinix, Inc.	1,328,445	0.2
25,092	@	F5 Networks, Inc.	2,675,560	0.4
248,340		Fairchild Semiconductor International, Inc.	3,424,609	0.5
102,476	@	Gartner, Inc.	7,115,933	1.0
164,320	@	Informatica Corp.	6,208,010	0.9
230,636		Ingram Micro, Inc.	6,817,600	0.9
305,198	@	Integrated Device Technology, Inc.	3,732,572	0.5
111,209	@	International Rectifier Corp.	3,047,127	0.4
14,952		Jack Henry & Associates, Inc.	833,724	0.1
52,522		KLA-Tencor Corp.	3,631,371	0.5
79,611		Knowles Corp.	2,513,319	0.3
42,225		Lexmark International, Inc.	1,954,595	0.3
118,275	@	Micros Systems, Inc.	6,260,296	0.9
36,379		National Instruments Corp.	1,043,713	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
109,926		NetApp, Inc.	$4,056,269	0.6
34,275		NeuStar, Inc.	1,114,280	0.1
56,630		Plantronics, Inc.	2,517,203	0.3
458,809	@	Polycom, Inc.	6,294,859	0.9
175,913	@	PTC, Inc.	6,232,598	0.9
142,630	@	RF Micro Devices, Inc.	1,123,924	0.2
58,000	@	Riverbed Technolgoy, Inc.	1,143,180	0.2
88,749	@	Semtech Corp.	2,248,900	0.3
116,100	@	Skyworks Solutions, Inc.	4,356,072	0.6
21,358	@	Synopsys, Inc.	820,361	0.1
250,776	@	TIBCO Software, Inc.	5,095,768	0.7
43,496	@	Trimble Navigation Ltd.	1,690,690	0.2
14,858		WEX, Inc.	1,412,253	0.2
333,397		Xerox Corp.	3,767,386	0.5
			114,045,647	15.8

		Materials: 6.4%
91,692		Albemarle Corp.	6,090,183	0.8
26,417		Cabot Corp.	1,560,188	0.2
305,213		Commercial Metals Co.	5,762,421	0.8
9,970		Compass Minerals International, Inc.	822,724	0.1
59,832		Domtar Corp.	6,714,347	0.9
226,969	@	Louisiana-Pacific Corp.	3,828,967	0.5
94,877		Minerals Technologies, Inc.	6,125,259	0.9
113,372		Packaging Corp. of America	7,977,988	1.1
104,307		Steel Dynamics, Inc.	1,855,622	0.3
145,601		Worthington Industries	5,569,238	0.8
			46,306,937	6.4

		Telecommunication Services: 0.5%
41,852		SBA Communications Corp.	3,806,858	0.5

		Utilities: 4.8%
117,263		CenterPoint Energy, Inc.	2,777,960	0.4
83,895		Cleco Corp.	4,243,409	0.6
68,541		DTE Energy Co.	5,091,911	0.7
90,336		Edison International	5,113,921	0.7
24,589		El Paso Electric Co.	878,565	0.1
89,659		Energen Corp.	7,245,344	1.0
124,108		Great Plains Energy, Inc.	3,355,880	0.5
81,908		Idacorp, Inc.	4,543,437	0.6
35,916		PNM Resources, Inc.	970,810	0.2
			34,221,237	4.8

	Total Common Stock
	(Cost $584,073,015)		712,118,426	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 1.2%
2,023,259	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,023,265, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,063,724, due 05/15/14-09/01/49)	2,023,259	0.3
425,911	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $425,912, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $434,430, due 08/15/23-05/15/43)	425,911	0.0
2,023,259	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $2,023,262, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $2,063,729, due 04/15/14-11/15/30)	2,023,259	0.3
2,023,259	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $2,023,263, collateralized by various U.S. Government Agency Obligations, 1.333%-5.000%, Market Value plus accrued interest $2,063,724, due 11/01/19-12/01/44)	2,023,259	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,023,259	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,023,265, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,063,724, due 04/01/14-05/01/47)	$2,023,259	0.3
		8,518,947	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
9,784,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,784,608)	9,784,608	1.3

	Total Short-Term Investments
	(Cost $18,303,555)	18,303,555	2.5

	Total Investments in Securities (Cost $602,376,570)	$730,421,981	101.1
	Liabilities in Excess of Other Assets	(7,644,259)	(1.1)
	Net Assets	$722,777,722	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $603,315,252.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$135,769,387
Gross Unrealized Depreciation	(8,662,658)

Net Unrealized Appreciation	$127,106,729

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$712,118,426	$–	$–	$712,118,426
Short-Term Investments	9,784,608	8,518,947	–	18,303,555
Total Investments, at fair value	$721,903,034	$8,518,947	$–	$730,421,981
Other Financial Instruments+
Futures	33,237	–	–	33,237
Total Assets	$721,936,271	$8,518,947	$–	$730,455,218

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	57	06/20/14	$7,836,930	$33,237
			$7,836,930	$33,237

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$33,237
Total Asset Derivatives		$33,237

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 16.4%
41,646		Arctic Cat, Inc.	$1,990,262	0.6
15,295	@	Bally Technologies, Inc.	1,013,600	0.3
21,860		Big 5 Sporting Goods Corp.	350,853	0.1
582		Biglari Holdings, Inc.	283,719	0.1
32,317		Brown Shoe Co., Inc.	857,693	0.3
13,139	L	Buckle, Inc.	601,766	0.2
1,135	@	Buffalo Wild Wings, Inc.	169,001	0.0
113,079		Callaway Golf Co.	1,155,667	0.3
5,053		Capella Education Co.	319,097	0.1
9,831		Cato Corp.	265,830	0.1
25,750		Cheesecake Factory	1,226,472	0.4
40,393		Childrens Place Retail Stores, Inc.	2,011,975	0.6
48,280		Cinemark Holdings, Inc.	1,400,603	0.4
66,884		Dana Holding Corp.	1,556,391	0.5
28,372		DineEquity, Inc.	2,215,002	0.6
55,929	@	Express, Inc.	888,153	0.3
90,281		Finish Line	2,445,712	0.7
16,217		Fred's, Inc.	292,068	0.1
14,033		Gildan Activewear, Inc.	706,983	0.2
20,999		Harte-Hanks, Inc.	185,631	0.1
9,537	@	Helen of Troy Ltd.	660,247	0.2
41,768	@,L	Hibbett Sporting Goods, Inc.	2,208,692	0.6
53,271	@	Jack in the Box, Inc.	3,139,793	0.9
18,966		Kirkland's, Inc.	350,681	0.1
96,111		La-Z-Boy, Inc.	2,604,608	0.8
22,127	L	Life Time Fitness, Inc.	1,064,309	0.3
38,562		Live Nation, Inc.	838,724	0.2
13,330		Lumber Liquidators	1,250,354	0.4
7,202		Marriott Vacations Worldwide Corp.	402,664	0.1
46,225		Monro Muffler, Inc.	2,629,278	0.8
20,727		Movado Group, Inc.	944,115	0.3
13,262	L	Outerwall, Inc.	961,495	0.3
56,277		Papa John's International, Inc.	2,932,594	0.9
8,360	@	Perry Ellis International, Inc.	114,866	0.0
52,046	L	PetMed Express, Inc.	697,937	0.2
50,924		Pool Corp.	3,122,660	0.9
15,115		Red Robin Gourmet Burgers, Inc.	1,083,443	0.3
58,389		Ruth's Hospitality Group, Inc.	705,923	0.2
64,476		Sizmek, Inc.	685,380	0.2
121,052	L	Smith & Wesson Holding Corp.	1,769,780	0.5
32,551		Standard Motor Products, Inc.	1,164,349	0.3
34,510	L	Sturm Ruger & Co., Inc.	2,063,698	0.6
10,000	@	Universal Electronics, Inc.	383,900	0.1
14,057		Vail Resorts, Inc.	979,773	0.3
21,517		VOXX International Corp.	294,353	0.1
76,273		Wolverine World Wide, Inc.	2,177,594	0.6
34,228	@	Zumiez, Inc.	829,687	0.2
			55,997,375	16.4

		Consumer Staples: 3.8%
46,086		Andersons, Inc.	2,730,135	0.8
5,923		Calavo Growers, Inc.	210,740	0.1
43,430		Casey's General Stores, Inc.	2,935,434	0.9
8,525	@	Darling International, Inc.	170,670	0.1
39,649		Elizabeth Arden, Inc.	1,170,042	0.3
2,770		J&J Snack Foods Corp.	265,837	0.1
17,325		Medifast, Inc.	503,984	0.1
63,003		Pinnacle Foods, Inc.	1,881,270	0.6
23,508		Sanderson Farms, Inc.	1,845,143	0.5
18,715		Spartan Stores, Inc.	434,375	0.1
4,234		TreeHouse Foods, Inc.	304,806	0.1
5,805		WD-40 Co.	450,294	0.1
			12,902,730	3.8

		Energy: 5.7%
93,118		C&J Energy Services, Inc.	2,715,321	0.8
56,204		Carrizo Oil & Gas, Inc.	3,004,666	0.9
110,318		Cloud Peak Energy, Inc.	2,332,123	0.7
31,784		Energy XXI Bermuda Ltd.	749,149	0.2
35,153		EPL Oil & Gas, Inc.	1,356,906	0.4
1,732	@	Geospace Technologies Corp.	114,606	0.0
72,401		Green Plains Renewable Energy, Inc.	2,169,134	0.6
203,722	@	Key Energy Services, Inc.	1,882,391	0.6
19,734	@	Matrix Service Co.	666,615	0.2
58,800	@	Newpark Resources	673,260	0.2
71,980		Pioneer Energy Services Corp.	932,141	0.3
100,648	@,L	Swift Energy Co.	1,082,972	0.3
7,975	@	Tesco Corp.	147,537	0.0
40,769	@	Tetra Technologies, Inc.	521,843	0.2
15,510	@	Unit Corp.	1,014,044	0.3
			19,362,708	5.7

		Financials: 20.1%
8,141		Banner Corp.	335,491	0.1
58,752		Boston Private Financial Holdings, Inc.	794,915	0.2
58,345		Cash America International, Inc.	2,259,118	0.7
31,075		Cedar Shopping Centers, Inc.	189,868	0.1
52,933		Coresite Realty Corp.	1,640,923	0.5
78,160		CubeSmart	1,341,226	0.4
49,160		DCT Industrial Trust, Inc.	387,381	0.1
9,458		Employers Holdings, Inc.	191,335	0.1
50,036		Encore Capital Group, Inc.	2,286,645	0.7
58,086		EPR Properties	3,101,212	0.9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
26,747		Evercore Partners, Inc.	$1,477,772	0.4
52,479		Financial Engines, Inc.	2,664,884	0.8
69,577		First American Financial Corp.	1,847,269	0.5
75,968		First Commonwealth Financial Corp.	686,751	0.2
16,081		FXCM, Inc.	237,516	0.1
73,214		Geo Group, Inc.	2,360,419	0.7
21,981	L	HCI Group, Inc.	800,108	0.2
16,859		HFF, Inc.	566,631	0.2
4,941		Horace Mann Educators Corp.	143,289	0.0
37,520		Inland Real Estate Corp.	395,836	0.1
14,338		Jones Lang LaSalle, Inc.	1,699,053	0.5
101,364		LaSalle Hotel Properties	3,173,707	0.9
11,289		Lexington Realty Trust	123,163	0.0
46,682		MarketAxess Holdings, Inc.	2,764,508	0.8
77,006		MB Financial, Inc.	2,384,106	0.7
8,764		Medical Properties Trust, Inc.	112,092	0.0
34,089		Oritani Financial Corp.	538,947	0.2
23,906		Pinnacle Financial Partners, Inc.	896,236	0.3
56,139		Portfolio Recovery Associates, Inc.	3,248,203	0.9
28,636		PrivateBancorp, Inc.	873,684	0.3
65,797		ProAssurance Corp.	2,929,940	0.9
55,830		Provident Financial Services, Inc.	1,025,597	0.3
44,437		Selective Insurance Group	1,036,271	0.3
15,642		Signature Bank	1,964,479	0.6
37,729		Sovran Self Storage, Inc.	2,771,195	0.8
13,222		Sterling Bancorp/DE	167,390	0.0
38,811		Stewart Information Services Corp.	1,363,430	0.4
46,806	@	Stifel Financial Corp.	2,329,067	0.7
241,898		Susquehanna Bancshares, Inc.	2,755,218	0.8
15,403	@	SVB Financial Group	1,983,598	0.6
93,369		Tanger Factory Outlet Centers, Inc.	3,267,915	1.0
9,119		Universal Insurance Holdings, Inc.	115,811	0.0
12,776		Virtus Investment Partners	2,212,420	0.6
59,179		Webster Financial Corp.	1,838,100	0.5
57,995		Wintrust Financial Corp.	2,822,037	0.8
7,825	@,L	World Acceptance, Corp.	587,501	0.2
			68,692,257	20.1

		Health Care: 10.9%
64,011		Acorda Therapeutics, Inc.	2,426,657	0.7
27,392	@	Air Methods Corp.	1,463,554	0.4
3,900	@	Almost Family, Inc.	90,090	0.0
90,399		AMN Healthcare Services, Inc.	1,242,082	0.4
41,320	@	Amsurg Corp.	1,945,346	0.6
11,969		Analogic Corp.	982,775	0.3
42,056		Arqule, Inc.	86,215	0.0
4,081	@	Bio-Rad Laboratories, Inc.	522,858	0.1
37,991	@	Centene Corp.	2,364,940	0.7
27,952	L	Chemed Corp.	2,500,306	0.7
7,601		Computer Programs & Systems, Inc.	491,025	0.1
14,227		Conmed Corp.	618,163	0.2
35,718		Cynosure, Inc.	1,046,537	0.3
44,497		Emergent Biosolutions, Inc.	1,124,439	0.3
23,519	@	Haemonetics Corp.	766,484	0.2
49,349		Healthsouth Corp.	1,773,110	0.5
91,335		Impax Laboratories, Inc.	2,413,071	0.7
22,743		IPC The Hospitalist Co., Inc.	1,116,226	0.3
28,973		Kindred Healthcare, Inc.	678,548	0.2
59,813		Luminex Corp.	1,083,213	0.3
3,380		Magellan Health Services, Inc.	200,603	0.1
19,560		Medicines Co.	555,895	0.2
6,024		Medidata Solutions, Inc.	327,344	0.1
19,390		Mednax, Inc.	1,201,792	0.3
6,806		Meridian Bioscience, Inc.	148,303	0.0
57,808	@	Merit Medical Systems, Inc.	826,654	0.2
10,130		MWI Veterinary Supply, Inc.	1,576,431	0.5
68,211		Omnicell, Inc.	1,952,199	0.6
46,403		Owens & Minor, Inc.	1,625,497	0.5
3,552	@	Parexel International Corp.	192,128	0.1
8,220	L	Questcor Pharmaceuticals, Inc.	533,725	0.2
25,300	@,L	Spectrum Pharmaceuticals, Inc.	198,352	0.1
12,748	@	SurModics, Inc.	288,105	0.1
34,956		Team Health Holdings, Inc.	1,564,281	0.5
34,333	@	Thoratec Corp.	1,229,465	0.4
3,951		West Pharmaceutical Services, Inc.	174,041	0.0
			37,330,454	10.9

		Industrials: 15.6%
19,474		AAR Corp.	505,350	0.1
77,148		Actuant Corp.	2,634,604	0.8
9,010		Allegiant Travel Co.	1,008,489	0.3
12,037		Atlas Air Worldwide Holdings, Inc.	424,545	0.1
42,422		Barnes Group, Inc.	1,631,974	0.5
3,915		Belden CDT, Inc.	272,484	0.1
68,262		Brady Corp.	1,853,313	0.5
32,084		Curtiss-Wright Corp.	2,038,617	0.6
3,578		EMCOR Group, Inc.	167,415	0.1
10,805		EnerSys	748,679	0.2
37,531		EnPro Industries, Inc.	2,727,378	0.8
45,879		Forward Air Corp.	2,115,481	0.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
69,436		Healthcare Services Group	$2,017,810	0.6
77,963		Heartland Express, Inc.	1,768,981	0.5
56,488	@	HUB Group, Inc.	2,258,955	0.7
17,593		Insperity, Inc.	545,031	0.2
49,882		KAR Auction Services, Inc.	1,513,919	0.4
44,892		Kelly Services, Inc.	1,065,287	0.3
118,876		Knight Transportation, Inc.	2,749,602	0.8
28,595		Mobile Mini, Inc.	1,239,879	0.4
13,416	@	Moog, Inc.	878,882	0.3
45,747	@	Navigant Consulting, Inc.	853,639	0.3
86,522		Orbital Sciences Corp.	2,413,964	0.7
5,911		Powell Industries, Inc.	383,033	0.1
34,070		Resources Connection, Inc.	480,046	0.1
9,151		Saia, Inc.	349,660	0.1
59,864		Simpson Manufacturing Co., Inc.	2,114,995	0.6
13,888		Standex International Corp.	744,119	0.2
35,820		Teledyne Technologies, Inc.	3,486,361	1.0
4,403		Tennant Co.	288,925	0.1
16,307	@	Tetra Tech, Inc.	482,524	0.1
58,802		Toro Co.	3,715,698	1.1
12,881		Unifirst Corp.	1,416,137	0.4
29,997		Universal Forest Products, Inc.	1,660,034	0.5
12,213		Viad Corp.	293,601	0.1
34,985		Waste Connections, Inc.	1,534,442	0.4
43,249		Watts Water Technologies, Inc.	2,538,284	0.7
15,391		Woodward Governor Co.	639,188	0.2
			53,561,325	15.6

		Information Technology: 17.7%
56,409		Advanced Energy Industries, Inc.	1,382,020	0.4
11,762		ARRIS Group, Inc.	331,453	0.1
30,682		Aruba Networks, Inc.	575,287	0.2
41,344	@	Aspen Technology, Inc.	1,751,332	0.5
36,254		ATMI, Inc.	1,232,999	0.4
71,338	@	Benchmark Electronics, Inc.	1,615,806	0.5
10,721		Black Box Corp.	260,949	0.1
58,962		Blackbaud, Inc.	1,845,511	0.5
78,848		Brooks Automation, Inc.	861,809	0.2
10,970	@	Cabot Microelectronics Corp.	482,680	0.1
36,078	@	CACI International, Inc.	2,662,556	0.8
65,401		Cardtronics, Inc.	2,540,829	0.7
66,124	@	Cirrus Logic, Inc.	1,313,884	0.4
5,509		Cognex Corp.	186,535	0.1
32,729	@	Coherent, Inc.	2,138,840	0.6
8,601		Comtech Telecommunications	274,028	0.1
51,773		CSG Systems International	1,348,169	0.4
38,349		DealerTrack Holdings, Inc.	1,886,387	0.5
18,913		Digital River, Inc.	329,654	0.1
33,282		ExlService Holdings, Inc.	1,028,747	0.3
27,956		Faro Technologies, Inc.	1,481,668	0.4
9,239		FEI Co.	951,802	0.3
46,258	@	Finisar Corp.	1,226,300	0.4
11,270		Forrester Research, Inc.	404,029	0.1
148,274	@	Harmonic, Inc.	1,058,676	0.3
45,784		Heartland Payment Systems, Inc.	1,897,747	0.6
30,523	@	Insight Enterprises, Inc.	766,433	0.2
55,108		j2 Global, Inc.	2,758,155	0.8
31,713	@	Kulicke & Soffa Industries, Inc.	399,901	0.1
106,443		LivePerson, Inc.	1,284,767	0.4
55,612		LogMeIn, Inc.	2,496,423	0.7
9,200		Manhattan Associates, Inc.	322,276	0.1
7,930		MAXIMUS, Inc.	355,740	0.1
24,408	@	Micros Systems, Inc.	1,291,915	0.4
115,824	@	Microsemi Corp.	2,899,075	0.8
81,514		MKS Instruments, Inc.	2,436,453	0.7
9,557	@	Monolithic Power Systems, Inc.	370,525	0.1
18,474		Netscout Systems, Inc.	694,253	0.2
19,712	@	Oplink Communications, Inc.	354,027	0.1
35,826		Perficient, Inc.	649,167	0.2
70,478	@	Polycom, Inc.	966,958	0.3
87,504	@	Progress Software Corp.	1,907,587	0.6
39,320		QLIK Technologies, Inc.	1,045,519	0.3
43,471	@	Sanmina Corp.	758,569	0.2
13,604	@	Scansource, Inc.	554,635	0.2
14,084	@	Stamps.com, Inc.	472,659	0.1
7,254		Super Micro Computer, Inc.	126,002	0.0
51,701	@	SYKES Enterprises, Inc.	1,027,299	0.3
70,672		Synchronoss Technologies, Inc.	2,423,343	0.7
9,558		SYNNEX Corp.	579,310	0.2
61,409	@	Take-Two Interactive Software, Inc.	1,346,699	0.4
2,171	@	Viasat, Inc.	149,886	0.0
36,985		Virtusa Corp.	1,239,367	0.4
			60,746,640	17.7

		Materials: 5.7%
15,735		A Schulman, Inc.	570,551	0.2
11,719		American Vanguard Corp.	253,716	0.1
70,462		Boise Cascade Co.	2,018,032	0.6
97,410		Commercial Metals Co.	1,839,101	0.5
45,831		FutureFuel Corp.	930,369	0.3
7,591		Haynes International, Inc.	409,914	0.1
63,741		HB Fuller Co.	3,077,415	0.9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
26,928		Kaiser Aluminum Corp.	$1,923,198	0.6
16,402		Materion Corp.	556,520	0.2
31,144		Minerals Technologies, Inc.	2,010,657	0.6
17,202		Myers Industries, Inc.	342,664	0.1
14,015		Neenah Paper, Inc.	724,856	0.2
11,236		PolyOne Corp.	411,912	0.1
9,444		Quaker Chemical Corp.	744,470	0.2
19,765	@	RTI International Metals, Inc.	549,072	0.2
28,356		Schweitzer-Mauduit International, Inc.	1,207,682	0.3
2,926		Stepan Co.	188,902	0.0
44,543		Worthington Industries	1,703,770	0.5
			19,462,801	5.7

		Telecommunication Services: 0.5%
13,090		Atlantic Tele-Network, Inc.	862,893	0.3
24,233		Lumos Networks Corp.	323,995	0.1
28,355	L	NTELOS Holdings Corp.	382,793	0.1
			1,569,681	0.5

		Utilities: 2.6%
33,698		American States Water Co.	1,088,108	0.3
33,200		Cleco Corp.	1,679,256	0.5
58,599		El Paso Electric Co.	2,093,742	0.6
27,179		Idacorp, Inc.	1,507,619	0.4
5,243		Northwest Natural Gas Co.	230,745	0.1
46,236		Southwest Gas Corp.	2,471,314	0.7
			9,070,784	2.6

		Total Common Stock
		(Cost $266,025,059)	338,696,755	99.0

RIGHTS: –%
		Materials: –%
15,300	X	Gerber Scientific	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $266,025,059)	338,696,755	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 4.0%
3,288,541	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $3,288,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $3,354,319, due 01/31/16-11/01/43)	$3,288,541	1.0
3,288,541	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $3,288,550, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,354,312, due 05/15/14-09/01/49)	3,288,541	0.9
692,262	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $692,263, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $706,108, due 08/15/23-05/15/43)	692,262	0.2
3,288,541	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $3,288,546, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $3,354,320, due 04/15/14-11/15/30)	3,288,541	0.9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1) (continued)
3,288,541	@	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $3,288,550, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $3,354,312, due 04/01/14-05/01/47)	$3,288,541	1.0
			13,846,426	4.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
3,381,559	@	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $3,381,559)	3,381,559	1.0

		Total Short-Term Investments
		(Cost $17,227,985)	17,227,985	5.0

		Total Investments in Securities (Cost $283,253,044)	$355,924,740	104.0
		Liabilities in Excess of Other Assets	(13,599,278)	(4.0)
		Net Assets	$342,325,462	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $284,123,219.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,361,830
Gross Unrealized Depreciation	(5,560,309)
Net Unrealized Appreciation	$71,801,521

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$338,696,755	$–	$–	$338,696,755
Rights	–	–	–	–
Short-Term Investments	3,381,559	13,846,426	–	17,227,985
Total Investments, at fair value	$342,078,314	$13,846,426	$–	$355,924,740
Liabilities Table
Other Financial Instruments+
Futures	$(11,014)	$–	$–	$(11,014)
Total Liabilities	$(11,014)	$–	$–	$(11,014)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	18	06/20/14	$2,106,900	$(11,014)
			$2,106,900	$(11,014)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$11,014
Total Liability Derivatives		$11,014

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 11.1%
20,591		Accor S.A.	$1,053,792	0.1
26,773		Adidas AG	2,894,961	0.2
25,911		Aisin Seiki Co., Ltd.	935,298	0.1
20,949		Asics Corp.	411,828	0.0
6,906	@	ASOS PLC	596,953	0.0
5,334		Axel Springer AG	341,336	0.0
42,722		Bayerische Motoren Werke AG	5,398,641	0.3
10,237		Benesse Holdings, Inc.	391,548	0.0
84,343		Bridgestone Corp.	2,989,173	0.2
132,525		British Sky Broadcasting PLC	2,017,160	0.1
56,587		Burberry Group PLC	1,315,601	0.1
23,764		Carnival PLC	907,891	0.1
29,087		Casio Computer Co., Ltd.	343,924	0.0
7,059		Christian Dior S.A.	1,355,804	0.1
66,983		Cie Financiere Richemont SA	6,399,433	0.4
24,194		Cie Generale des Etablissements Michelin	3,024,626	0.2
230,620		Compass Group PLC	3,521,269	0.2
14,173		Continental AG	3,398,951	0.2
52,086		Crown Ltd.	805,573	0.1
26,311	L	Daihatsu Motor Co., Ltd.	464,586	0.0
123,836		DaimlerChrysler AG	11,714,812	0.7
13,727	L	Dena Co., Ltd.	247,959	0.0
63,267		Denso Corp.	3,034,053	0.2
28,203		Dentsu, Inc.	1,067,992	0.1
7,221		Don Quijote Holdings Co. Ltd	372,810	0.0
107,797		Echo Entertainment Group Ltd.	245,374	0.0
30,905	L	Electrolux AB	676,682	0.0
18,995		Eutelsat Communications	644,612	0.0
6,842		Fast Retailing Co., Ltd.	2,474,684	0.2
113,066	@	Fiat S.p.A	1,318,161	0.1
7,185		Flight Centre Ltd.	350,538	0.0
75,935		Fuji Heavy Industries Ltd.	2,056,310	0.1
270,159	@	Galaxy Entertainment Group Ltd.	2,357,991	0.1
815,212		Genting International PLC	866,987	0.1
213,101		GKN PLC	1,388,509	0.1
121,797		Hennes & Mauritz AB	5,194,673	0.3
210,842		Honda Motor Co., Ltd.	7,418,825	0.4
4,133	L	Hugo Boss AG	550,308	0.0
52,526		Husqvarna AB - B Shares	366,745	0.0
17,291		Iida Group Holdings Co. Ltd.	239,425	0.0
27,953		Inditex S.A.	4,193,790	0.3
33,281		InterContinental Hotels Group PLC	1,071,311	0.1
47,766		Isetan Mitsukoshi Holdings Ltd.	589,235	0.0
155,537		Isuzu Motors Ltd.	893,056	0.1
490,430		ITV PLC	1,566,923	0.1
65,105		J Front Retailing Co., Ltd.	448,044	0.0
14,070		Jardine Cycle & Carriage Ltd.	507,820	0.0
9,045		JC Decaux SA	395,861	0.0
3,016		Kabel Deutschland Holding AG	414,296	0.0
306,079		Kingfisher PLC	2,151,960	0.1
15,000		Lagardere SCA	595,362	0.0
750,194		Li & Fung Ltd.	1,111,694	0.1
21,409		Luxottica Group S.p.A.	1,237,038	0.1
32,559		LVMH Moet Hennessy Louis Vuitton S.A.	5,900,124	0.4
207,968		Marks & Spencer Group PLC	1,565,555	0.1
31,119		Marui Group Co., Ltd.	267,001	0.0
348,332		Mazda Motor Corp.	1,547,501	0.1
122,468		MGM China Holdings Ltd.	432,685	0.0
82,815		Mitsubishi Motors Corp.	864,911	0.1
23,393		Namco Bandai Holdings, Inc.	554,876	0.0
19,867		Next PLC	2,186,364	0.1
23,785		NGK Spark Plug Co., Ltd.	534,497	0.0
44,169	L	Nikon Corp.	711,574	0.1
322,592	L	Nissan Motor Co., Ltd.	2,875,368	0.2
9,206		Nitori Co., Ltd.	399,504	0.0
14,852		Nokian Renkaat OYJ	600,910	0.0
6,670		Oriental Land Co., Ltd.	1,013,984	0.1
284,131		Panasonic Corp.	3,231,448	0.2
105,883		Pearson PLC	1,879,793	0.1
38,781		Persimmon PLC	871,085	0.1
31,172		Pirelli & C S.p.A.	490,359	0.0
9,739		Kering	1,985,745	0.1
28,046		ProSiebenSat.1 Media AG	1,286,455	0.1
23,361		Publicis Groupe	2,109,068	0.1
93,870		Rakuten, Inc.	1,253,882	0.1
6,830		REA Group Ltd.	309,491	0.0
89,495		Reed Elsevier NV	1,936,374	0.1
150,138		Reed Elsevier PLC	2,294,319	0.1
24,796		Renault S.A.	2,408,545	0.1
4,666		Rinnai Corp.	410,431	0.0
5,040		RTL Group SA	576,989	0.0
310,002		Sands China Ltd.	2,324,997	0.1
7,388		Sankyo Co., Ltd.	310,934	0.0
6,580	L	Sanrio Co., Ltd.	222,107	0.0
24,410		Sega Sammy Holdings, Inc.	547,975	0.0
56,519		Sekisui Chemical Co., Ltd.	587,020	0.0
70,585		Sekisui House Ltd.	873,001	0.1
39,528		SES S.A.	1,474,781	0.1
209,385		Shangri-La Asia Ltd.	343,334	0.0
197,500	L	Sharp Corp.	601,469	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,261		Shimamura Co., Ltd.	$282,188	0.0
10,355		Shimano, Inc.	1,041,576	0.1
231,327		Singapore Press Holdings Ltd.	773,039	0.1
249,365		SJM Holdings Ltd.	702,520	0.0
56,055	@	Sky Deutschland AG	483,713	0.0
12,287		Sodexho Alliance S.A.	1,287,825	0.1
133,770	L	Sony Corp.	2,547,946	0.2
20,088		Stanley Electric Co., Ltd.	445,799	0.0
24,059		Sumitomo Rubber Industries, Inc.	306,027	0.0
47,844		Suzuki Motor Corp.	1,247,418	0.1
3,940		Swatch Group AG - BR	2,471,694	0.2
5,590		Swatch Group AG - Reg	648,241	0.0
103,593		TABCORP Holdings Ltd.	328,088	0.0
36,689		Takashimaya Co., Ltd.	343,410	0.0
198,889		Tattersall's Ltd.	535,549	0.0
6,819		Telenet Group Holding NV	420,346	0.0
17,100		Toho Co., Ltd.	342,732	0.0
22,605		Toyota Industries Corp.	1,086,422	0.1
355,862		Toyota Motor Corp.	20,068,427	1.2
57,568		TUI Travel PLC	420,669	0.0
30,726		USS Co., Ltd.	431,636	0.0
9,750		Valeo SA	1,373,134	0.1
3,929		Volkswagen AG	996,804	0.1
23,155		Whitbread PLC	1,607,211	0.1
112,325		William Hill PLC	639,064	0.0
39,351		Wolters Kluwer NV	1,109,360	0.1
172,783		WPP PLC	3,570,039	0.2
199,679		Wynn Macau Ltd.	831,101	0.1
120,137	L	Yamada Denki Co., Ltd.	400,414	0.0
21,407		Yamaha Corp.	275,332	0.0
36,704		Yamaha Motor Co., Ltd.	585,572	0.0
28,538		Yokohama Rubber Co., Ltd.	268,395	0.0
97,449		Yue Yuen Industrial Holdings	317,547	0.0
			192,305,882	11.1

		Consumer Staples: 10.6%
83,380	L	Aeon Co., Ltd.	938,474	0.1
76,428		Ajinomoto Co., Inc.	1,093,845	0.1
103,138		Anheuser-Busch InBev Worldwide, Inc.	10,862,068	0.6
11,569		Aryzta AG	1,022,992	0.1
50,258		Asahi Group Holdings, Ltd.	1,409,024	0.1
45,816		Associated British Foods PLC	2,125,951	0.1
310		Barry Callebaut AG	418,069	0.0
13,034		Beiersdorf AG	1,271,263	0.1
242,454		British American Tobacco PLC	13,525,386	0.8
10,101		Calbee, Inc.	238,005	0.0
14,231		Carlsberg A/S	1,414,673	0.1
78,909		Carrefour S.A.	3,052,560	0.2
7,333		Casino Guichard Perrachon S.A.	871,874	0.1
74,638		Coca-Cola Amatil Ltd.	764,863	0.1
26,163		Coca-Cola HBC AG	652,271	0.0
9,961		Colruyt S.A.	549,102	0.0
13,197		Delhaize Group	965,130	0.1
321,746		Diageo PLC	9,993,077	0.6
75,640		Distribuidora Internacional de Alimentacion SA	691,713	0.0
8,138		FamilyMart Co., Ltd.	357,877	0.0
958,969		Golden Agri-Resources Ltd.	438,730	0.0
73,034		Groupe Danone	5,159,687	0.3
13,368		Heineken Holding NV	863,181	0.1
29,677		Heineken NV	2,065,157	0.1
16,939		Henkel AG & Co. KGaA	1,703,532	0.1
124,103		Imperial Tobacco Group PLC	5,018,396	0.3
161,811		J Sainsbury PLC	853,292	0.1
141,802		Japan Tobacco, Inc.	4,450,798	0.3
32,760		Jeronimo Martins	549,739	0.0
66,875		Kao Corp.	2,368,308	0.1
7,297		Kerry Group PLC	557,024	0.0
12,570		Kerry Group PLC KYGA	956,213	0.1
21,834		Kikkoman Corp.	412,175	0.0
112,956		Kirin Brewery Co., Ltd.	1,563,243	0.1
119,574		Koninklijke Ahold NV	2,401,513	0.1
8,764		Lawson, Inc.	620,134	0.0
115		Lindt & Spruengli AG - PC	570,024	0.0
14		Lindt & Spruengli AG - Reg	824,275	0.1
31,052		L'Oreal S.A.	5,123,000	0.3
8,194		MEIJI Holdings Co., Ltd.	516,509	0.0
117,710		Metcash Ltd.	286,011	0.0
16,764		Metro AG	683,830	0.0
414,395		Nestle S.A.	31,191,369	1.8
23,419		Nippon Meat Packers, Inc.	348,611	0.0
30,461		Nisshin Seifun Group, Inc.	334,582	0.0
8,517		Nissin Food Products Co., Ltd.	384,362	0.0
199,907		Olam International Ltd.	353,986	0.0
27,417		Pernod Ricard SA	3,190,673	0.2
83,101		Reckitt Benckiser PLC	6,781,411	0.4
3,343		Remy Cointreau SA	268,158	0.0
123,446		SABMiller PLC	6,172,538	0.4
97,171		Seven & I Holdings Co., Ltd.	3,702,651	0.2
47,262		Shiseido Co., Ltd.	832,697	0.1
10,798	L	Suedzucker AG	307,964	0.0
18,434		Suntory Beverage & Food Ltd.	635,109	0.0
75,627		Svenska Cellulosa AB SCA	2,227,302	0.1
26,367		Swedish Match AB	863,167	0.1
60,959		Tate & Lyle PLC	678,930	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
1,038,493		Tesco PLC	$5,121,938	0.3
12,388		Toyo Suisan Kaisha Ltd.	413,932	0.0
84,327		Treasury Wine Estates Ltd.	277,011	0.0
14,926		Uni-Charm Corp.	796,402	0.1
208,376		Unilever NV	8,571,510	0.5
164,184		Unilever PLC	7,022,038	0.4
146,675		Wesfarmers Ltd.	5,619,944	0.3
263,176		Wilmar International Ltd.	725,177	0.0
291,098		WM Morrison Supermarkets PLC	1,035,062	0.1
161,031		Woolworths Ltd.	5,340,115	0.3
11,485		Yakult Honsha Co., Ltd.	576,519	0.0
			183,976,146	10.6

		Energy: 6.8%
35,021		Subsea 7 SA	650,963	0.0
21,235		Aker Solutions ASA	330,493	0.0
38,786		Amec PLC	726,405	0.0
438,856		BG Group PLC	8,193,085	0.5
2,400,266		BP PLC	19,286,141	1.1
17,821		Caltex Australia Ltd.	364,655	0.0
21,150	@	CGG SA	338,956	0.0
326,367		ENI S.p.A.	8,184,150	0.5
9,189		Fugro NV	564,604	0.0
45,700		Galp Energia SGPS SA	788,866	0.0
14,544		Idemitsu Kosan Co., Ltd.	299,182	0.0
115,416		Inpex Holdings, Inc.	1,498,708	0.1
295,166		JX Holdings, Inc.	1,423,006	0.1
29,449	@	Lundin Petroleum AB	606,224	0.0
16,649	L	Neste Oil OYJ	339,462	0.0
19,737		OMV AG	895,899	0.1
143,068		Origin Energy Ltd.	1,900,233	0.1
33,490		Petrofac Ltd.	802,871	0.1
112,292		Repsol YPF S.A.	2,867,887	0.2
496,723		Royal Dutch Shell PLC - Class A	18,149,043	1.1
318,434		Royal Dutch Shell PLC - Class B	12,431,713	0.7
34,223		Saipem S.p.A.	835,896	0.1
127,241		Santos Ltd.	1,595,178	0.1
48,316		SeaDrill Ltd.	1,701,065	0.1
25,919		Showa Shell Sekiyu KK	231,435	0.0
143,165		Statoil ASA	4,039,361	0.2
13,185		Technip S.A.	1,359,180	0.1
60,901		Tenaris S.A.	1,345,750	0.1
41,470		TonenGeneral Sekiyu KK	365,910	0.0
275,076	L	Total S.A.	18,106,860	1.1
46,831		Transocean Ltd	1,930,836	0.1
118,072		Tullow Oil PLC	1,475,526	0.1
85,384		Woodside Petroleum Ltd.	3,091,714	0.2
27,010		WorleyParsons Ltd.	380,398	0.0
			117,101,655	6.8

		Financials: 25.1%
129,077		3i Group PLC	857,201	0.1
123,395		Aberdeen Asset Management PLC	804,233	0.1
54,543	L	Acom Co., Ltd.	174,273	0.0
25,176		Admiral Group PLC	599,464	0.0
235,164		Aegon NV	2,166,134	0.1
14,798		AEON Financial Service Co., Ltd.	333,870	0.0
14,942		AEON Mall Co., Ltd.	382,807	0.0
28,961		Ageas	1,291,359	0.1
1,546,499		AIA Group Ltd.	7,355,381	0.4
58,698		Allianz AG	9,921,118	0.6
382,246		AMP Ltd.	1,769,270	0.1
149,682		Aozora Bank Ltd.	426,176	0.0
296,797		Ascendas Real Estate Investment Trust	534,234	0.0
150,057		Assicurazioni Generali S.p.A.	3,344,728	0.2
26,355		ASX Ltd.	883,125	0.1
352,458		Australia & New Zealand Banking Group Ltd.	10,842,682	0.6
378,853		Aviva PLC	3,022,731	0.2
230,770		AXA S.A.	5,995,148	0.4
6,543		Baloise Holding AG	823,639	0.1
843,431	@	Banca Monte dei Paschi di Siena S.p.A.	308,578	0.0
442,631		Banco de Sabadell SA	1,368,433	0.1
232,608	@	Banco Espirito Santo S.A.	435,601	0.0
212,041		Banco Popular Espanol SA	1,603,362	0.1
1,487,726		Banco Santander Central Hispano S.A.	14,202,148	0.8
151,104		Bank Hapoalim BM	862,655	0.1
185,328	@	Bank Leumi Le-Israel BM	723,338	0.0
169,152		Bank of East Asia Ltd.	662,356	0.0
49,557		Bank of Kyoto Ltd.	408,460	0.0
41,881		Bank of Queensland Ltd.	500,394	0.0
160,809		Bank of Yokohama Ltd.	802,139	0.1
518,517	@	Bankia SA	1,095,790	0.1
1,969,419		Barclays PLC	7,663,910	0.5
742,373		Banco Bilbao Vizcaya Argentaria S.A.	8,926,498	0.5
56,848		Bendigo Bank Ltd.	600,546	0.0
874,585	@,X	BGP Holdings, PLC	-	-
127,981		BNP Paribas	9,867,279	0.6
478,917		BOC Hong Kong Holdings Ltd.	1,367,511	0.1
123,413		British Land Co. PLC	1,346,588	0.1
93,639		Capital Shopping Centres Group PLC	440,607	0.0
358,996		CapitaLand Ltd.	826,841	0.1
357,201		CapitaMall Trust	537,454	0.0
287,789		CFS Retail Property Trust	504,947	0.0
178,800		Cheung Kong Holdings Ltd.	2,973,032	0.2
105,266		Chiba Bank Ltd.	647,935	0.0
26,206		Chugoku Bank Ltd.	349,237	0.0
59,981		City Developments Ltd.	482,714	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
23,344		CNP Assurances	$494,430	0.0
124,731	@	Commerzbank AG	2,294,328	0.1
207,036		Commonwealth Bank of Australia	14,904,462	0.9
9,355		Corio NV	427,350	0.0
129,352	@	Credit Agricole S.A.	2,038,630	0.1
20,924		Credit Saison Co., Ltd.	416,121	0.0
195,539		Credit Suisse Group	6,329,222	0.4
227,007		CaixaBank SA	1,461,263	0.1
110,183		Dai-ichi Life Insurance Co., Ltd.	1,602,839	0.1
9,481		Daito Trust Construction Co., Ltd.	878,206	0.1
77,854		Daiwa House Industry Co., Ltd.	1,321,823	0.1
214,121		Daiwa Securities Group, Inc.	1,860,337	0.1
85,878		Danske Bank A/S	2,389,540	0.1
225,320		DBS Group Holdings Ltd.	2,903,032	0.2
25,059		Delta Lloyd NV	694,687	0.0
131,438		Deutsche Bank AG	5,890,894	0.3
24,948		Deutsche Boerse AG	1,986,208	0.1
37,747		Deutsche Wohnen AG	809,628	0.1
734,620		Dexus Property Group	724,435	0.0
147,274		Direct Line Insurance Group PLC	583,125	0.0
125,823		DnB NOR ASA	2,186,347	0.1
33,372		Erste Bank der Oesterreichischen Sparkassen AG	1,141,646	0.1
13,339		Exor SpA	598,642	0.0
198,565		Federation Centres Ltd	435,262	0.0
319,541		First Pacific Co.	318,496	0.0
111,719		Fukuoka Financial Group, Inc.	458,898	0.0
3,154		Gecina S.A.	419,193	0.0
26,055		Gjensidige Forsikring ASA	529,019	0.0
413,297		Global Logistic Properties Ltd.	872,238	0.1
227,444		Goodman Group	1,000,338	0.1
2,945,486	@	Governor & Co. of the Bank of Ireland	1,254,344	0.1
228,730		GPT Group	777,407	0.1
11,113		Groupe Bruxelles Lambert S.A.	1,110,197	0.1
61,145		Gunma Bank Ltd.	332,567	0.0
66,047		Hachijuni Bank Ltd.	375,329	0.0
94,078		Hammerson PLC	869,721	0.1
294,823		Hang Lung Properties Ltd.	850,574	0.1
99,836		Hang Seng Bank Ltd.	1,592,675	0.1
8,295		Hannover Rueckversicheru - Reg	741,997	0.0
27,670		Hargreaves Lansdown PLC	673,105	0.0
143,769		Henderson Land Development Co., Ltd.	841,322	0.1
142,488		Hong Kong Exchanges and Clearing Ltd.	2,163,961	0.1
2,411,742		HSBC Holdings PLC	24,419,737	1.4
90,644		Hysan Development Co., Ltd.	395,544	0.0
4,938		ICADE	488,204	0.0
71,422		ICAP PLC	450,131	0.0
132,266		Immofinanz Immobilien Anlagen AG	619,971	0.0
494,218	**,@	ING Groep NV	7,028,651	0.4
299,465		Insurance Australia Group	1,548,858	0.1
1,490,085		Intesa Sanpaolo S.p.A.	5,056,177	0.3
77,261		Investec PLC	625,448	0.0
60,071		Investor AB	2,175,927	0.1
43,556		Iyo Bank Ltd.	415,766	0.0
107		Japan Prime Realty Investment Corp.	346,567	0.0
157		Japan Real Estate Investment Corp.	790,048	0.1
308		Japan Retail Fund Investment Corp.	606,993	0.0
102,344		Joyo Bank Ltd.	510,118	0.0
29,282	L	Julius Baer Group Ltd.	1,300,436	0.1
31,968		KBC Groep NV	1,968,792	0.1
91,560		Kerry Properties Ltd.	305,344	0.0
29,069		Kinnevik Investment AB	1,073,838	0.1
13,431		Klepierre	600,846	0.0
102,207		Land Securities Group PLC	1,741,906	0.1
759,818		Legal & General Group PLC	2,594,095	0.2
72,352		Lend Lease Corp., Ltd.	796,811	0.1
300,532		Link Real Estate Investment Trust	1,481,955	0.1
6,425,493	@	Lloyds TSB Group PLC	8,038,363	0.5
23,244		London Stock Exchange Group PLC	764,043	0.1
37,262		Macquarie Group Ltd.	2,009,244	0.1
140,594		Corp. Mapfre S.A.	593,238	0.0
66,956	@	Mediobanca S.p.A.	766,415	0.1
486,275		Mirvac Group	768,455	0.1
1,644,306		Mitsubishi UFJ Financial Group, Inc.	9,054,840	0.5
79,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	392,609	0.0
161,327		Mitsubishi Estate Co., Ltd.	3,830,816	0.2
107,619		Mitsui Fudosan Co., Ltd.	3,283,264	0.2
66,354		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,518,924	0.1
2,965,161		Mizuho Financial Group, Inc.	5,876,513	0.3
23,148		Muenchener Rueckversicherungs AG	5,058,263	0.3
301,761		National Australia Bank Ltd.	9,949,127	0.6
121,188		Natixis	890,034	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
495,821		New World Development Ltd.	$500,171	0.0
183		Nippon Building Fund, Inc.	957,602	0.1
175		Nippon Prologis REIT, Inc.	353,249	0.0
43,713		NKSJ Holdings, Inc.	1,122,306	0.1
468,226		Nomura Holdings, Inc.	3,003,614	0.2
16,745		Nomura Real Estate Holdings, Inc.	320,622	0.0
391,266		Nordea Bank AB	5,550,347	0.3
635,411		Old Mutual PLC	2,133,096	0.1
167,763		ORIX Corp.	2,364,449	0.1
32,007		Osaka Securities Exchange Co. Ltd.	782,372	0.1
343,398		Oversea-Chinese Banking Corp.	2,596,164	0.2
2,312		Partners Group	649,411	0.0
18,156		Pohjola Bank PLC	404,203	0.0
328,575		Prudential PLC	6,957,351	0.4
158,219		QBE Insurance Group Ltd.	1,880,271	0.1
15,402		Raiffeisen International Bank Holding AG	513,963	0.0
186,616		Resolution Ltd.	929,746	0.1
289,113		Resona Holdings, Inc.	1,397,148	0.1
279,746	@	Royal Bank of Scotland Group PLC	1,451,368	0.1
481,492		Royal & Sun Alliance Insurance Group	718,830	0.0
57,429		Sampo OYJ	2,981,139	0.2
26,170		Softbank Investment Corp.	315,384	0.0
13,487		Schroders PLC	584,920	0.0
21,176		Scor S.A.	741,701	0.0
99,426		Segro PLC	550,842	0.0
80,107		Seven Bank Ltd.	314,372	0.0
216,940		Shinsei Bank Ltd.	425,904	0.0
79,181		Shizuoka Bank Ltd.	771,631	0.1
34,464		Hulic Co. Ltd.	473,084	0.0
129,351		Singapore Exchange Ltd.	714,820	0.0
398,626		Sino Land Co.	587,547	0.0
195,951		Skandinaviska Enskilda Banken AB	2,691,836	0.2
92,428		Societe Generale	5,689,489	0.3
23,298		Sony Financial Holdings, Inc.	380,967	0.0
312,420		Standard Chartered PLC	6,532,853	0.4
306,371		Standard Life PLC	1,930,198	0.1
302,487		Stockland	1,053,705	0.1
164,051		Sumitomo Mitsui Financial Group, Inc.	7,031,870	0.4
428,859		Sumitomo Mitsui Trust Holdings, Inc.	1,940,394	0.1
46,496		Sumitomo Realty & Development Co., Ltd.	1,819,798	0.1
206,471		Sun Hung Kai Properties Ltd.	2,535,337	0.2
166,885		Suncorp Group Ltd	1,997,187	0.1
24,061		Suruga Bank Ltd.	423,848	0.0
64,478	L	Svenska Handelsbanken AB	3,240,122	0.2
116,611		Swedbank AB	3,130,507	0.2
89,620		Swire Pacific Ltd.	1,046,766	0.1
159,225		Swire Properties Ltd.	454,501	0.0
4,244		Swiss Life Holding	1,043,672	0.1
7,787		Swiss Prime Site AG	662,189	0.0
45,624		Swiss Re Ltd.	4,234,554	0.3
75,711		T&D Holdings, Inc.	901,083	0.1
89,988		Tokio Marine Holdings, Inc.	2,698,775	0.2
53,822		Tokyo Tatemono Co., Ltd.	461,166	0.0
67,235		Tokyu Fudosan Holdings Corp.	501,367	0.0
469,912		UBS AG - Reg	9,724,057	0.6
12,513		Unibail-Rodamco SE	3,247,492	0.2
557,237		UniCredit SpA	5,093,751	0.3
110,487		Unione di Banche Italiane SCPA	1,042,431	0.1
115,440	@	UnipolSai SpA	442,597	0.0
167,856		United Overseas Bank Ltd.	2,895,422	0.2
322		United Urban Investment Corp.	473,815	0.0
4,389		Wendel	682,305	0.0
255,691		Westfield Group	2,435,526	0.1
395,026		Westfield Retail Trust	1,093,679	0.1
399,339		Westpac Banking Corp.	12,839,844	0.7
195,857		Wharf Holdings Ltd.	1,256,165	0.1
128,504		Wheelock & Co., Ltd.	503,626	0.0
19,173		Zurich Insurance Group AG	5,888,312	0.3
			433,794,908	25.1

		Health Care: 10.3%
13,171		Actelion Ltd. - Reg	1,248,195	0.1
5,967		Alfresa Holdings Corp.	389,107	0.0
280,320		Astellas Pharma, Inc.	3,328,119	0.2
161,393		AstraZeneca PLC	10,462,558	0.6
106,356		Bayer AG	14,403,204	0.8
6,198		Celesio AG	211,862	0.0
29,706		Chugai Pharmaceutical Co., Ltd.	758,760	0.0
7,505		Cochlear Ltd.	397,250	0.0
14,752		Coloplast A/S	1,192,716	0.1
62,712		CSL Ltd.	4,050,685	0.2
88,393		Daiichi Sankyo Co., Ltd.	1,489,463	0.1
21,209		Dainippon Sumitomo Pharma Co., Ltd.	336,681	0.0
33,679	L	Eisai Co., Ltd.	1,309,171	0.1
48,493		Elekta AB	645,562	0.0
26,491		Essilor International SA	2,673,439	0.2
16,288		Fresenius AG	2,556,720	0.2
28,132		Fresenius Medical Care AG & Co. KGaA	1,968,315	0.1
26,445		Getinge AB	746,631	0.0
624,962		GlaxoSmithKline PLC	16,664,708	1.0
19,234		Grifols SA	1,054,079	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
8,829		Hisamitsu Pharmaceutical Co., Inc.	$398,433	0.0
33,714		Kyowa Hakko Kogyo Co., Ltd.	359,237	0.0
6,970		Lonza Group AG	711,178	0.0
19,000		M3, Inc.	311,591	0.0
8,344		Merck KGaA	1,405,189	0.1
8,132		Miraca Holdings, Inc.	356,235	0.0
33,113		Mitsubishi Tanabe Pharma Corp.	463,352	0.0
295,885		Novartis AG	25,122,981	1.5
256,986		Novo Nordisk A/S	11,701,156	0.7
29,740		Novozymes A/S	1,307,339	0.1
31,157		Olympus Corp.	994,865	0.1
10,718		Ono Pharmaceutical Co., Ltd.	931,737	0.1
12,897	L	Orion Oyj	389,360	0.0
48,046		Otsuka Holdings Co. Ltd.	1,437,308	0.1
31,447	@	Qiagen NV	660,558	0.0
17,293		Ramsay Health Care Ltd.	772,726	0.0
90,345		Roche Holding AG - Genusschein	27,172,503	1.6
52,470		Ryman Healthcare Ltd.	398,928	0.0
153,827		Sanofi	16,074,876	0.9
10,089		Santen Pharmaceutical Co., Ltd.	446,409	0.0
39,932		Shionogi & Co., Ltd.	738,223	0.0
75,519		Shire PLC	3,738,566	0.2
116,542		Smith & Nephew PLC	1,770,016	0.1
50,603		Sonic Healthcare Ltd.	810,717	0.1
6,672		Sonova Holding AG - Reg	976,093	0.1
10,107		Suzuken Co., Ltd.	390,975	0.0
19,138		Sysmex Corp.	610,165	0.0
102,162		Takeda Pharmaceutical Co., Ltd.	4,835,551	0.3
40,164		Terumo Corp.	874,824	0.1
110,436		Teva Phaemaceutical Industries Ltd.	5,820,050	0.3
14,263		UCB S.A.	1,144,269	0.1
			179,012,635	10.3

		Industrials: 13.0%
282,379		ABB Ltd.	7,294,128	0.4
48,615		Abertis Infraestructuras S.A.	1,111,107	0.1
22,692		ACS Actividades de Construccion y Servicios S.A.	892,217	0.1
17,013		Adecco S.A.	1,415,928	0.1
3,943		Aeroports de Paris	491,444	0.0
34,778		Aggreko PLC	871,254	0.1
40,637		Alfa Laval AB	1,100,793	0.1
168,895	L	All Nippon Airways Co., Ltd.	364,721	0.0
50,116	L	ALS Ltd./Queensland	342,211	0.0
28,009		Alstom	764,388	0.0
48,489		Amada Co., Ltd.	341,147	0.0
9,526	L	Andritz AG	589,009	0.0
75	@,L	AP Moller - Maersk A/S	863,129	0.1
172	@	AP Moller - Maersk A/S - Class B	2,058,626	0.1
136,107		Asahi Glass Co., Ltd.	787,502	0.1
127,698		Asciano Group	617,802	0.0
43,116		Assa Abloy AB	2,296,647	0.1
46,922		Altantia S.p.A.	1,205,649	0.1
85,753		Atlas Copco AB - Class A	2,475,578	0.1
49,680		Atlas Copco AB - Class B	1,360,800	0.1
142,410		Auckland International Airport Ltd.	471,157	0.0
259,715		Aurizon Holdings Ltd.	1,240,560	0.1
47,006		Babcock International Group	1,055,582	0.1
413,729		BAE Systems PLC	2,874,157	0.2
24,709		Bouygues S.A.	1,029,622	0.1
201,677		Brambles Ltd.	1,735,240	0.1
6,687		Brenntag AG	1,241,886	0.1
43,339		Bunzl PLC	1,155,532	0.1
29,020		Bureau Veritas SA	890,082	0.1
84,859		Capita Group PLC	1,551,634	0.1
172,879		Cathay Pacific Airways Ltd.	322,901	0.0
18,628		Central Japan Railway Co.	2,175,955	0.1
20,646	L	Chiyoda Corp.	266,394	0.0
53,411		Cie de Saint-Gobain	3,224,664	0.2
121,858	@	CNH Industrial NV	1,402,457	0.1
141,272		Cobham PLC	705,274	0.0
287,502		ComfortDelgro Corp., Ltd.	454,774	0.0
76,748		Dai Nippon Printing Co., Ltd.	733,941	0.0
30,298		Daikin Industries Ltd.	1,699,095	0.1
30,538	@	Deutsche Lufthansa AG	800,695	0.1
115,348		Deutsche Post AG	4,288,369	0.3
24,701		DSV A/S	796,491	0.1
43,333		East Japan Railway Co.	3,191,802	0.2
20,466		easyJet PLC	585,713	0.0
26,661		Edenred	836,348	0.1
75,434		Airbus Group NV	5,402,687	0.3
128,585		Experian Group Ltd.	2,320,397	0.1
24,693		Fanuc Ltd.	4,365,526	0.3
52,252		Ferrovial SA	1,132,713	0.1
51,624	@	Finmeccanica S.p.A.	509,822	0.0
4,891		Fraport AG Frankfurt Airport Services Worldwide	365,472	0.0
74,617		Fuji Electric Holdings Co., Ltd.	333,591	0.0
201,413		Group 4 Securicor PLC	812,670	0.1
23,890		GEA Group AG	1,091,473	0.1
4,895		Geberit AG - Reg	1,603,985	0.1
71,128		Groupe Eurotunnel S.A.	907,963	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
154,788		Hankyu Hanshin Holdings, Inc.	$842,064	0.1
30,901		Hexagon AB	1,050,591	0.1
33,332		Hino Motors Ltd.	493,654	0.0
14,410	L	Hitachi Construction Machinery Co., Ltd.	276,900	0.0
3,998		Hochtief AG	363,531	0.0
742,773		Hutchison Port Holdings Trust	482,802	0.0
272,929		Hutchison Whampoa Ltd.	3,622,264	0.2
171,424		IHI Corp.	721,271	0.0
35,313		IMI PLC	859,292	0.1
133,097	@	International Consolidated Airlines Group SA	928,761	0.1
20,951		Intertek Group PLC	1,075,649	0.1
194,916		Itochu Corp.	2,280,600	0.1
8,189		Japan Airlines Co. Ltd.	403,018	0.0
43,448		Japan Steel Works Ltd.	195,107	0.0
26,639		JGC Corp.	925,423	0.1
34,592		LIXIL Group Corp.	954,553	0.1
26,665		JTEKT Corp.	395,840	0.0
111,909		Kajima Corp.	391,565	0.0
35,520		Kamigumi Co., Ltd.	345,113	0.0
184,535		Kawasaki Heavy Industries Ltd.	679,866	0.0
63,217		Keihin Electric Express Railway Co., Ltd.	533,080	0.0
79,343		Keio Corp.	552,413	0.0
38,996		Keisei Electric Railway Co., Ltd.	338,021	0.0
192,204		Keppel Corp., Ltd.	1,667,494	0.1
239,972		Kintetsu Corp.	853,310	0.1
120,483		Komatsu Ltd.	2,525,873	0.2
39,980	L	Kone OYJ	1,678,704	0.1
10,394		Koninklijke Boskalis Westminster NV	572,077	0.0
120,339		Koninklijke Philips NV	4,233,447	0.2
9,200		Koninklijke Vopak NV	513,520	0.0
138,222		Kubota Corp.	1,837,046	0.1
6,949		Kuehne & Nagel International AG	972,470	0.1
15,548		Kurita Water Industries Ltd.	337,569	0.0
34,120		Legrand S.A.	2,119,547	0.1
21,770	L	Leighton Holdings Ltd.	426,750	0.0
14,704		Makita Corp.	809,508	0.1
4,968		MAN SE	633,273	0.0
215,956		Marubeni Corp.	1,449,745	0.1
105,060		Meggitt PLC	842,566	0.1
139,728		Melrose Industries PLC	692,459	0.0
16,476	L	Metso OYJ	539,509	0.0
181,993		Mitsubishi Corp.	3,375,937	0.2
249,361		Mitsubishi Electric Corp.	2,807,006	0.2
392,193		Mitsubishi Heavy Industries Ltd.	2,269,375	0.1
16,490		Mitsubishi Logistics Corp.	229,102	0.0
224,301		Mitsui & Co., Ltd.	3,170,173	0.2
141,930		Mitsui OSK Lines Ltd.	552,066	0.0
191,644		MTR Corp.	710,128	0.0
14,521		Nabtesco Corp.	335,173	0.0
33,769		NGK Insulators Ltd.	704,479	0.0
26,292	L	Nidec Corp.	1,612,159	0.1
107,220		Nippon Express Co., Ltd.	524,378	0.0
211,030		Nippon Yusen KK	612,899	0.0
572,211		Noble Group Ltd.	540,968	0.0
61,549		NSK Ltd.	631,336	0.0
203,245		NWS Holdings Ltd.	343,003	0.0
86,015		Obayashi Corp.	484,865	0.0
12,298	@	OCI	557,999	0.0
83,654		Odakyu Electric Railway Co., Ltd.	720,071	0.0
99,860		Orkla ASA	851,318	0.1
10,817	@	Osram Licht AG	701,397	0.0
13,399		Park24 Co., Ltd.	254,596	0.0
26,419		Prysmian S.p.A.	657,449	0.0
15,959		Randstad Holdings NV	934,064	0.1
31,727		Rexel SA	832,437	0.1
241,760		Rolls-Royce Holdings PLC	4,327,804	0.3
83,037	@	Royal Mail PLC	780,520	0.1
34,877		Safran S.A.	2,416,276	0.1
136,856		Sandvik AB	1,935,708	0.1
40,922		Scania AB - B Shares	1,204,370	0.1
3,087		Schindler Holding AG - Reg	453,408	0.0
6,001		Schindler Holding - Part Cert	884,685	0.1
70,499		Schneider Electric S.A.	6,248,101	0.4
27,606		Secom Co., Ltd.	1,586,936	0.1
41,681	L	Securitas AB	482,721	0.0
41,498		Seek Ltd.	678,492	0.0
144,194		SembCorp Industries Ltd.	630,738	0.0
125,838		SembCorp Marine Ltd.	405,723	0.0
64,467		Serco Group PLC	452,472	0.0
710		SGS S.A.	1,751,054	0.1
78,692		Shimizu Corp.	407,547	0.0
101,846		Siemens AG	13,735,294	0.8
84,860		Singapore Airlines Ltd.	707,025	0.0
49,680		Skanska AB	1,171,126	0.1
50,999	L	SKF AB - B Shares	1,305,830	0.1
6,736		SMC Corp.	1,776,506	0.1
50,976		Smiths Group PLC	1,083,114	0.1
263,164		Snam Rete Gas S.p.A.	1,541,499	0.1
3,815		Societe BIC S.A.	501,128	0.0
179,307		Sojitz Corp.	305,681	0.0
215,906		Singapore Technologies Engineering Ltd.	656,882	0.0
3,165		Sulzer AG	435,529	0.0
146,855		Sumitomo Corp.	1,867,345	0.1
98,433		Sumitomo Electric Industries Ltd.	1,469,486	0.1
73,982		Sumitomo Heavy Industries	300,901	0.0
134,684		Sydney Airport	524,054	0.0
125,809		Taisei Corp.	561,454	0.0
11,920		Thales S.A.	790,420	0.1
15,078		THK Co., Ltd.	338,009	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
56,105		TNT Express NV	$550,450	0.0
142,927		Tobu Railway Co., Ltd.	690,115	0.0
149,389		Tokyu Corp.	912,911	0.1
87,641		Toll Holdings Ltd.	423,835	0.0
80,432		Toppan Printing Co., Ltd.	575,074	0.0
519,619		Toshiba Corp.	2,202,442	0.1
36,869	L	Toto Ltd.	511,071	0.0
28,054		Toyota Tsusho Corp.	711,563	0.0
181,419		Transurban Group	1,223,051	0.1
31,599		Travis Perkins PLC	994,976	0.1
13,962	L	Vallourec	757,447	0.0
61,591		Vinci S.A.	4,571,884	0.3
195,550		Volvo AB - B Shares	3,108,527	0.2
22,787		Wartsila OYJ	1,238,628	0.1
27,379		Weir Group PLC	1,157,994	0.1
22,121		West Japan Railway Co.	902,898	0.1
33,968		Wolseley PLC	1,935,389	0.1
48,101		Yamato Holdings Co., Ltd.	1,035,196	0.1
22,737		Zardoya Otis SA	387,527	0.0
22,593		Zodiac Aerospace	798,241	0.1
			225,056,384	13.0

		Information Technology: 4.4%
19,956	L	Advantest Corp.	215,787	0.0
359,045	@	Alcatel-Lucent	1,414,019	0.1
49,144		Amadeus IT Holding S.A.	2,042,195	0.1
179,756		ARM Holdings PLC	3,035,750	0.2
31,500		ASM Pacific Technology Ltd.	306,002	0.0
45,950		ASML Holding NV	4,277,206	0.3
9,247		Atos Origin	835,644	0.1
31,186		Brother Industries Ltd.	436,050	0.0
146,193		Canon, Inc.	4,537,221	0.3
18,616		Capgemini S.A.	1,409,360	0.1
35,567		Citizen Holdings Co., Ltd.	267,388	0.0
62,145		Computershare Ltd.	698,899	0.0
8,306		Dassault Systemes SA	971,936	0.1
392,224		Telefonaktiebolaget LM Ericsson	5,231,225	0.3
60,260		Fuji Photo Film Co., Ltd.	1,617,496	0.1
241,135		Fujitsu Ltd.	1,457,547	0.1
10,236	L	Gemalto NV	1,193,057	0.1
14,076	L	Gree, Inc.	155,605	0.0
44,396	L	GungHo Online Entertainment, Inc.	241,335	0.0
9,771		Hamamatsu Photonics KK	440,795	0.0
4,086		Hirose Electric Co., Ltd.	561,757	0.0
621,956		Hitachi Ltd.	4,603,755	0.3
56,437		Hoya Corp.	1,765,407	0.1
15,261		Ibiden Co., Ltd.	301,100	0.0
139,039		Infineon Technologies AG	1,658,773	0.1
19,323		Kakaku.com, Inc.	314,149	0.0
5,922		Keyence Corp.	2,439,666	0.1
13,266	L	Konami Corp.	306,089	0.0
62,323		Konica Minolta Holdings, Inc.	583,071	0.0
42,294		Kyocera Corp.	1,906,091	0.1
26,148		Murata Manufacturing Co., Ltd.	2,471,535	0.2
320,207		NEC Corp.	983,562	0.1
8,878		NICE Systems Ltd.	395,895	0.0
13,794		Nintendo Co., Ltd.	1,648,930	0.1
51,414		Nippon Electric Glass Co., Ltd.	264,882	0.0
480,952	@	Nokia OYJ	3,538,583	0.2
13,888		Nomura Research Institute Ltd.	438,116	0.0
16,584		NTT Data Corp.	643,574	0.0
26,523		Omron Corp.	1,097,435	0.1
2,187		Otsuka Corp.	285,256	0.0
86,932		Ricoh Co., Ltd.	1,007,786	0.1
12,550		Rohm Co., Ltd.	560,387	0.0
143,603		Sage Group PLC/The	1,001,602	0.1
118,589		SAP AG	9,619,471	0.6
16,808		Seiko Epson Corp.	525,196	0.0
33,172		Shimadzu Corp.	294,724	0.0
82,662		STMicroelectronics NV	766,026	0.1
16,112	L	TDK Corp.	671,904	0.0
22,265		Tokyo Electron Ltd.	1,383,783	0.1
14,153		Trend Micro, Inc.	437,277	0.0
13,980		United Internet AG	655,761	0.0
186,244		Yahoo! Japan Corp.	912,398	0.1
27,842	L	Yaskawa Electric Corp.	384,656	0.0
28,073		Yokogawa Electric Corp.	453,849	0.0
			75,666,963	4.4

		Materials: 7.9%
40,013		Air Liquide	5,418,596	0.3
22,043		Air Water, Inc.	304,218	0.0
30,761		Akzo Nobel NV	2,508,893	0.2
331,219	@	Alumina Ltd.	368,865	0.0
154,746		Amcor Ltd.	1,495,155	0.1
179,556		Anglo American PLC	4,588,474	0.3
51,097		Antofagasta PLC	712,886	0.0
131,098		ArcelorMittal	2,115,814	0.1
8,159		Arkema	922,997	0.1
166,653		Asahi Kasei Corp.	1,130,007	0.1
117,918		BASF AG	13,121,135	0.8
412,988		BHP Billiton Ltd.	13,998,374	0.8
270,839		BHP Billiton PLC	8,363,095	0.5
36,941		Boliden AB	562,558	0.0
99,349		Boral Ltd.	522,172	0.0
34,477		CRH PLC - Dublin	964,719	0.1
60,857		CRH PLC - London	1,704,006	0.1
17,546		Croda International	746,169	0.0
39,984		Daicel Corp.	327,818	0.0
1,093		EMS-Chemie Holding AG	413,059	0.0
89,747		Fletcher Building Ltd.	742,434	0.0
202,064		Fortescue Metals Group Ltd.	989,284	0.1
23,793		Fresnillo PLC	335,406	0.0
1,188		Givaudan	1,837,541	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,364,690		Glencore Xstrata PLC	$7,039,407	0.4
18,136		HeidelbergCement AG	1,554,471	0.1
25,910		Hitachi Metals Ltd.	369,078	0.0
29,381		Holcim Ltd.	2,435,075	0.1
54,100		Iluka Resources Ltd.	498,168	0.0
4,416		Imerys SA	392,630	0.0
214,615		Incitec Pivot Ltd.	590,208	0.0
58,338		Israel Chemicals Ltd.	510,367	0.0
379	@	Israel Corp., Ltd.	211,665	0.0
57,010		James Hardie Industries SE	761,546	0.1
64,402		JFE Holdings, Inc.	1,210,152	0.1
26,375		Johnson Matthey PLC	1,440,035	0.1
24,035		JSR Corp.	444,668	0.0
22,181	L	K+S AG	728,385	0.0
31,553		Kansai Paint Co., Ltd.	449,208	0.0
400,769		Kobe Steel Ltd.	531,841	0.0
19,930		Koninklijke DSM NV	1,366,959	0.1
47,367		Kuraray Co., Ltd.	541,934	0.0
23,982		Lafarge S.A.	1,871,804	0.1
10,734		Lanxess	810,229	0.1
23,892		Linde AG	4,783,837	0.3
180,648		Mitsubishi Chemical Holdings Corp.	750,217	0.0
52,678		Mitsubishi Gas Chemical Co., Inc.	296,967	0.0
149,515		Mitsubishi Materials Corp.	423,727	0.0
108,074		Mitsui Chemicals, Inc.	264,592	0.0
99,360	@	Newcrest Mining Ltd.	909,184	0.1
22,817		Nippon Paint Co., Ltd.	345,483	0.0
988,800		Nippon Steel Corp.	2,698,214	0.2
21,342		Nitto Denko Corp.	1,023,432	0.1
176,054		Norsk Hydro ASA	876,578	0.1
103,826		OJI Paper Co., Ltd.	464,402	0.0
47,577		Orica Ltd.	968,101	0.1
11,341		Randgold Resources Ltd.	851,288	0.1
102,505		Rexam PLC	832,965	0.1
56,026		Rio Tinto Ltd.	3,304,575	0.2
163,341		Rio Tinto PLC	9,109,102	0.5
53,089		Shin-Etsu Chemical Co., Ltd.	3,026,390	0.2
204,572		Showa Denko KK	289,600	0.0
280		Sika AG	1,145,353	0.1
7,607		Solvay S.A.	1,194,954	0.1
69,243		Stora Enso OYJ (Euro Denominated Security)	741,064	0.0
194,171		Sumitomo Chemical Co., Ltd.	715,888	0.0
69,561		Sumitomo Metal Mining Co., Ltd.	871,870	0.1
11,960		Syngenta AG	4,540,319	0.3
154,001		Taiheiyo Cement Corp.	554,611	0.0
32,725		Taiyo Nippon Sanso Corp.	257,404	0.0
131,509		Teijin Ltd.	325,843	0.0
58,764	@	ThyssenKrupp AG	1,576,573	0.1
191,903	L	Toray Industries, Inc.	1,266,205	0.1
22,085		Toyo Seikan Kaisha Ltd.	358,410	0.0
145,709		Ube Industries Ltd./Japan	268,386	0.0
14,658		Umicore	747,471	0.0
67,665		UPM-Kymmene OYJ	1,157,681	0.1
15,616		Voestalpine AG	687,245	0.0
23,395		Yara International ASA	1,036,252	0.1
			136,615,688	7.9

		Telecommunication Services: 4.9%
19,852		Belgacom S.A.	622,019	0.0
258,805		Bezeq Israeli Telecommunication Corp., Ltd.	461,347	0.0
1,018,714		BT Group PLC	6,478,705	0.4
372,289		Deutsche Telekom AG	6,040,635	0.4
18,959	@	Elisa OYJ	545,384	0.0
239,321		France Telecom SA	3,535,209	0.2
303,867		HKT Trust / HKT Ltd.	321,381	0.0
3,401		Iliad SA	980,657	0.0
59,471		Inmarsat PLC	720,950	0.0
69,467		KDDI Corp.	4,033,601	0.2
413,202	@	Koninklijke KPN NV	1,458,645	0.1
8,700		Millicom International Cellular S.A.	886,114	0.1
48,799		Nippon Telegraph & Telephone Corp.	2,651,817	0.2
199,454		NTT DoCoMo, Inc.	3,142,894	0.2
84,276		Portugal Telecom SGPS S.A.	358,709	0.0
1,046,150		Singapore Telecommunications Ltd.	3,040,862	0.2
123,646		Softbank Corp.	9,343,713	0.5
3,060		Swisscom AG	1,879,988	0.1
113,397		TDC A/S	1,048,315	0.1
42,616		Tele2 AB	529,102	0.0
252,233		Telecom Corp. of New Zealand Ltd.	534,844	0.0
1,297,696		Telecom Italia S.p.A.	1,533,813	0.1
782,184		Telecom Italia S.p.A. RNC	734,009	0.1
526,941		Telefonica S.A.	8,350,342	0.5
30,487		Telekom Austria AG	303,560	0.0
88,075		Telenor ASA	1,949,349	0.1
311,227		TeliaSonera AB	2,350,509	0.1
560,974		Telstra Corp., Ltd.	2,645,248	0.2
155,322		Vivendi	4,323,077	0.3
3,404,724		Vodafone Group PLC	12,520,187	0.7
19,484		Ziggo NV	865,279	0.1
			84,190,264	4.9

		Utilities: 3.6%
74,533		AGL Energy Ltd.	1,051,025	0.1
113,025		APA Group	673,635	0.0
657,923		Centrica PLC	3,619,509	0.2
85,402		Cheung Kong Infrastructure Holdings Ltd.	546,176	0.0
84,542		Chubu Electric Power Co., Inc.	994,680	0.1
39,272		Chugoku Electric Power Co., Inc.	546,463	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
232,365		CLP Holdings Ltd.	$1,753,598	0.1
232,415		E.ON AG	4,539,113	0.3
15,642		Electric Power Development Co., Ltd.	439,938	0.0
31,235		Electricite de France SA	1,235,058	0.1
25,265		Enagas	768,572	0.0
235,315		Enel Green Power SpA	660,877	0.0
845,087		Enel S.p.A.	4,779,990	0.3
261,296		Energias de Portugal S.A.	1,213,109	0.1
57,362	L	Fortum OYJ	1,303,915	0.1
45,679		Gas Natural SDG S.A.	1,285,114	0.1
171,135		Gaz de France	4,681,422	0.3
24,122		Hokkaido Electric Power Co., Inc.	203,317	0.0
23,581		Hokuriku Electric Power Co.	305,754	0.0
750,196		Hong Kong & China Gas	1,639,000	0.1
180,345		Power Assets Holdings Ltd.	1,565,320	0.1
620,715		Iberdrola S.A.	4,343,455	0.2
91,462		Kansai Electric Power Co., Inc.	937,525	0.1
55,560		Kyushu Electric Power Co., Inc.	679,301	0.0
478,908		National Grid PLC	6,580,917	0.4
252,828		Osaka Gas Co., Ltd.	955,560	0.1
14,070		Red Electrica de Espana	1,144,111	0.1
63,045		RWE AG	2,558,358	0.1
124,912		Scottish & Southern Energy PLC	3,059,583	0.2
30,968		Severn Trent PLC	941,178	0.1
23,344		Shikoku Electric Power Co., Inc.	316,521	0.0
37,074		Suez Environnement S.A.	753,105	0.0
198,836		Terna S.p.A	1,064,130	0.1
59,113		Tohoku Electric Power Co., Inc.	607,912	0.0
187,566		Tokyo Electric Power Co., Inc.	754,654	0.0
316,361		Tokyo Gas Co., Ltd.	1,604,156	0.1
88,612		United Utilities Group PLC	1,165,610	0.1
46,411		Veolia Environnement	919,782	0.0
			62,191,443	3.6
	Total Common Stock
	(Cost $1,519,255,601)		1,689,911,968	97.7

EXCHANGE-TRADED FUNDS: 0.4%
108,453		iShares MSCI EAFE Index Fund	7,284,788	0.4

	Total Exchange-Traded Funds
	(Cost $7,279,051)		7,284,788	0.4

PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.4%
7,468		Bayerische Motoren Werke AG	705,609	0.0
19,974		Porsche AG	2,053,485	0.1
18,629		Volkswagen AG	4,830,446	0.3
			7,589,540	0.4

		Consumer Staples: 0.2%
22,812	L	Henkel AG & Co. KGaA	2,455,547	0.2

		Materials: 0.1%
4,535		Fuchs Petrolub AG	455,627	0.1

	Total Preferred Stock
	(Cost $8,466,925)		10,500,714	0.7

RIGHTS: 0.0%
		Financials: 0.0%
742,373		Banco Bilbao Vizcaya Argentaria SA	173,865	0.0
15,860	X	Immoeast AG	–	–
			173,865	0.0
26,754		Intu Properties PLC	42,372	0.0
165,273		New World Development Ltd.	34,110	0.0
180,559		RSA Insurance Group PLC	100,841	0.0
			177,323	0.0

	Total Rights
	(Cost $171,819)		351,188	0.0

	Total Long-Term Investments
	(Cost $1,535,173,396)		1,708,048,658	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 2.2%
8,878,401	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $8,878,423, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $9,055,969, due 04/03/14-02/15/41)	8,878,401	0.5

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
8,878,401	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $8,878,430, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,055,969, due 03/27/17-03/01/48)	$8,878,401	0.5
8,878,401	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $8,878,420, collateralized by various U.S. Government Agency Obligations, 1.333%-5.000%, Market Value plus accrued interest $9,055,969, due 11/01/19-12/01/44)	8,878,401	0.5
363,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $363,001, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $370,260, due 06/30/17)	363,000	0.1
8,878,401	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $8,878,425, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $9,055,969, due 04/01/14-05/01/47)	8,878,401	0.5
1,505,882	Royal Bank of Canada, Repurchase Agreement dated 03/31/14, 0.04%, due 04/01/14 (Repurchase Amount $1,505,884, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $1,536,000, due 04/15/14-02/15/44)	1,505,882	0.1
		37,382,486	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
14,300,383	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $14,300,383)	14,300,383	0.8

	Total Short-Term Investments
	(Cost $51,682,869)	51,682,869	3.0

	Total Investments in Securities (Cost $1,586,856,265)	$1,759,731,527	101.8
	Liabilities in Excess of Other Assets	(30,385,229)	(1.8)
	Net Assets	$1,729,346,298	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
**	Investment in affiliate
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,597,613,359.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$182,676,289
Gross Unrealized Depreciation	(20,558,121)

Net Unrealized Appreciation	$162,118,168

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,851,802	$189,454,080	$–	$192,305,882
Consumer Staples	2,237,334	181,738,812	–	183,976,146
Energy	1,793,296	115,308,359	–	117,101,655
Financials	3,898,119	429,896,789	–	433,794,908
Health Care	–	179,012,635	–	179,012,635
Industrials	2,325,710	222,730,674	–	225,056,384
Information Technology	–	75,666,963	–	75,666,963
Materials	–	136,615,688	–	136,615,688
Telecommunication Services	2,028,972	82,161,292	–	84,190,264
Utilities	2,998,198	59,193,245	–	62,191,443
Total Common Stock	18,133,431	1,671,778,537	–	1,689,911,968
Exchange-Traded Funds	7,284,788	–	–	7,284,788
Preferred Stock	–	10,500,714	–	10,500,714
Rights	317,078	34,110	–	351,188
Short-Term Investments	14,300,383	37,382,486	–	51,682,869
Total Investments, at fair value	$40,035,680	$1,719,695,847	$–	$1,759,731,527
Other Financial Instruments+
Futures	261,310	–	–	261,310
Total Assets	$40,296,990	$1,719,695,847	$–	$1,759,992,837

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Groep NV	$2,630,872	$4,500,865	$(186,233)	$83,147	$7,028,651	-	$9,014	$-
	$2,630,872	$4,500,865	$(186,233)	$83,147	$7,028,651	$-	$9,014	$-

Voya International Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	218	06/20/14	$20,655,500	$261,310
			$20,655,500	$261,310

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$261,310
Total Asset Derivatives		$261,310

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 20.0%
3,400		ABC-Mart, Inc.	$147,499	0.1
9,800		Accordia Golf Co., Ltd.	110,075	0.0
700		Aeon Fantasy Co., Ltd.	8,920	0.0
1,900		Aisan Industry Co., Ltd.	14,541	0.0
21,500		Aisin Seiki Co., Ltd.	776,076	0.2
8,000		Akebono Brake Industry Co., Ltd.	35,753	0.0
2,300		Alpen Co., Ltd.	41,436	0.0
4,600		Alpine Electronics, Inc.	60,171	0.0
500		Amiyaki Tei Co., Ltd.	14,551	0.0
400		Amuse, Inc.	7,279	0.0
4,300		AOKI Holdings, Inc.	61,002	0.0
5,800		Aoyama Trading Co., Ltd.	152,267	0.1
3,000		Arata Corp.	9,857	0.0
1,900		Arc Land Sakamoto Co., Ltd.	36,241	0.0
1,200		Asahi Co., Ltd.	16,287	0.0
4,300		Asatsu-DK, Inc.	88,638	0.0
22,500		Asics Corp.	442,318	0.1
2,100	L	ASKUL Corp.	66,190	0.0
18,000		Atsugi Co., Ltd.	20,422	0.0
7,700		Autobacs Seven Co., Ltd.	118,727	0.0
4,200		Avex Group Holdings, Inc.	73,875	0.0
7,900		Belluna Co., Ltd.	39,183	0.0
8,200		Benesse Holdings, Inc.	313,637	0.1
6,400		Best Denki Co., Ltd.	8,345	0.0
8,700	L	BIC Camera, Inc.	52,446	0.0
2,400		Bookoff Corp.	16,527	0.0
74,200		Bridgestone Corp.	2,629,698	0.7
18,000		Calsonic Kansei Corp.	83,462	0.0
2,000		Can Do Co., Ltd.	31,934	0.0
5,800		Canon Sales Co., Inc.	79,577	0.0
24,700		Casio Computer Co., Ltd.	292,052	0.1
700		Central Sports Co., Ltd.	10,664	0.0
2,300		Chiyoda Co., Ltd.	49,858	0.0
2,300		Chofu Seisakusho Co., Ltd.	59,217	0.0
700		Chori Co., Ltd.	7,625	0.0
19,000		Clarion Co., Ltd.	29,798	0.0
8,000	L	Colowide Co., Ltd.	81,533	0.0
1,100	L	COOKPAD, Inc.	26,129	0.0
1,200		Corona Corp.	12,376	0.0
2,000		Daido Metal Co., Ltd.	21,003	0.0
4,300		Daidoh Ltd.	26,724	0.0
11,500		Daiei, Inc.	37,886	0.0
25,500	L	Daihatsu Motor Co., Ltd.	450,265	0.1
1,300		Daikoku Denki Co., Ltd.	28,068	0.0
1,500		Dainichi Co., Ltd.	11,084	0.0
1,300		Daisyo Corp.	15,648	0.0
9,300		DCM Japan Holdings Co., Ltd.	62,227	0.0
13,000	L	Dena Co., Ltd.	234,827	0.1
55,800		Denso Corp.	2,675,963	0.7
22,600		Dentsu, Inc.	855,817	0.2
8,000		Descente Ltd.	63,015	0.0
7,200		Don Quijote Holdings Co. Ltd	371,726	0.1
1,900		Doshisha Co., Ltd.	29,277	0.0
4,800		Doutor Nichires Holdings Co., Ltd.	84,513	0.0
5,000		Dynic Corp.	8,516	0.0
3,000		Eagle Industry Co., Ltd.	46,386	0.0
8,700		EDION Corp.	48,476	0.0
3,200		Exedy Corp.	89,519	0.0
2,300		Yondoshi Holdings, Inc.	39,499	0.0
5,200		Fast Retailing Co., Ltd.	1,880,789	0.5
3,100		FCC Co., Ltd.	55,189	0.0
1,000		Felissimo Corp.	9,667	0.0
2,000		Foster Electric Co., Ltd.	24,325	0.0
8,000		France Bed Holdings Co., Ltd.	14,957	0.0
1,200		F-Tech, Inc.	14,500	0.0
2,300		Fuji Co., Ltd.	42,314	0.0
76,700		Fuji Heavy Industries Ltd.	2,077,026	0.5
3,000		Fuji Kiko Co., Ltd.	9,768	0.0
7,000		Fuji Kyuko Co., Ltd.	71,814	0.0
22,500		Fuji Television Network, Inc.	412,883	0.1
10,000		Fujibo Holdings, Inc.	26,292	0.0
2,500	L	Fujikura Rubber Ltd.	21,910	0.0
8,000		Fujita Kanko, Inc.	25,629	0.0
7,000		Fujitsu General Ltd.	67,670	0.0
2,800		Funai Electric Co., Ltd.	27,919	0.0
3,000		Furukawa Battery Co., Ltd.	20,937	0.0
4,600		Futaba Industrial Co., Ltd.	20,038	0.0
8,000		Gakken Holdings Co., Ltd.	22,214	0.0
1,100		Genki Sushi Co., Ltd.	16,315	0.0
2,900		Geo Corp.	25,561	0.0
11,000		GLOBERIDE, Inc.	14,283	0.0
4,000		Goldwin, Inc.	20,037	0.0
3,000	L	Gourmet Kineya Co., Ltd.	21,067	0.0
12,000	L	GSI Creos Corp.	16,863	0.0
8,900		Gulliver International Co., Ltd.	69,279	0.0
16,000		Gunze Ltd.	42,434	0.0
14,000		H2O Retailing Corp.	111,637	0.0
35,600		Hakuhodo DY Holdings, Inc.	247,941	0.1
300		Hakuyosha Co., Ltd.	685	0.0
2,000		Happinet Corp.	16,712	0.0
1,500		Hard Off Corp. Co., Ltd.	11,921	0.0
1,400		Haruyama Trading Co., Ltd.	10,473	0.0
35,700		Haseko Corp.	223,252	0.1
5,900		Heiwa Corp.	101,061	0.0
1,464		Hiday Hidaka Corp.	29,558	0.0
2,200		Hikari Tsushin, Inc.	185,801	0.1
1,500		Hiramatsu, Inc.	9,767	0.0
2,000		HIS Co., Ltd.	113,892	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
7,200		Hitachi Koki Co., Ltd.	$56,260	0.0
205,000		Honda Motor Co., Ltd.	7,213,265	1.9
1,210	L	Honeys Co., Ltd.	11,730	0.0
3,400		Hoosiers Holdings Co. Ltd.	19,830	0.0
1,200		Hurxley Corp.	8,999	0.0
900		Ichibanya Co., Ltd.	37,099	0.0
3,000		Ichikawa Co., Ltd.	7,970	0.0
7,000		Ichikoh Industries Ltd.	9,493	0.0
9,620		Iida Group Holdings Co. Ltd.	133,206	0.1
1,600		Ikyu Corp.	18,115	0.0
2,500	L	Imasen Electric Industrial	31,183	0.0
2,000	L	Intage, Inc.	26,518	0.0
45,600		Isetan Mitsukoshi Holdings Ltd.	562,515	0.2
133,000		Isuzu Motors Ltd.	763,654	0.2
5,300		Izumi Co., Ltd.	156,705	0.1
20,000		Izutsuya Co., Ltd.	14,342	0.0
53,000		J Front Retailing Co., Ltd.	364,739	0.1
30,000		Janome Sewing Machine Co., Ltd.	24,129	0.0
2,000		Japan Vilene Co. Ltd.	11,331	0.0
8,000		Japan Wool Textile Co., Ltd.	61,960	0.0
1,000	L	Jin Co. Ltd.	29,850	0.0
700	L	Joban Kosan Co. Ltd.	962	0.0
5,000		Joshin Denki Co., Ltd.	40,024	0.0
5,500	L	JP-Holdings, Inc./Japan	24,774	0.0
15,670		JVC Kenwood Holdings, Inc.	37,771	0.0
2,300		Kadokawa Corp.	73,420	0.0
4,600	L	Kappa Create Co., Ltd.	43,891	0.0
4,000		Kasai Kogyo Co., Ltd.	25,669	0.0
4,000		Kawai Musical Instruments Manufacturing Co., Ltd.	7,278	0.0
22,000		KYB Co. Ltd.	92,906	0.0
5,800		Keihin Corp.	84,673	0.0
6,700	L	Keiyo Co., Ltd.	30,387	0.0
5,800		Kimoto Co., Ltd.	19,985	0.0
11,000		Kinki Nippon Tourist Co., Ltd.	17,873	0.0
5,000		Kintetsu Department Store Co. Ltd	18,043	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	29,009	0.0
1,800		Kisoji Co., Ltd.	32,983	0.0
2,900		Kohnan Shoji Co., Ltd.	29,281	0.0
13,000		Koito Manufacturing Co., Ltd.	220,458	0.1
3,800		Kojima Co., Ltd.	11,052	0.0
7,000		Komatsu Seiren Co., Ltd.	36,102	0.0
4,000		Komeri Co., Ltd.	109,119	0.0
2,400		Konaka Co., Ltd.	16,671	0.0
2,200		Kourakuen Corp.	27,837	0.0
4,860		K'S Holdings Corp.	134,842	0.1
700		Kura Corp.	14,034	0.0
23,000		Kurabo Industries Ltd.	41,448	0.0
1,800		Kyoritsu Maintenance Co., Ltd.	60,668	0.0
1,300		LEC, Inc.	14,148	0.0
5,200		Look, Inc.	13,763	0.0
900		Mars Engineering Corp.	16,950	0.0
28,700		Marui Group Co., Ltd.	246,246	0.1
4,500		Matsuya Co., Ltd.	37,214	0.0
2,100	L	Matsuya Foods Co., Ltd.	36,491	0.0
338,000		Mazda Motor Corp.	1,501,600	0.4
3,700		Meiko Network Japan Co., Ltd.	39,723	0.0
1,800		Meiwa Estate Co., Ltd.	7,364	0.0
3,000		Misawa Homes Co., Ltd.	38,696	0.0
4,400		Mitsuba Corp.	72,044	0.0
71,800		Mitsubishi Motors Corp.	749,871	0.2
2,000		Mitsui Home Co., Ltd.	9,364	0.0
13,000	L	Mizuno Corp.	72,982	0.0
600		Monogatari Corp.	18,830	0.0
3,000		MOS Food Services, Inc.	60,417	0.0
4,100		Mr Max Corp.	13,487	0.0
2,600		Musashi Seimitsu Industry Co., Ltd.	53,625	0.0
15,000		Naigai Co., Ltd.	12,348	0.0
1,800		Nakayamafuku Co., Ltd.	15,035	0.0
25,000		Namco Bandai Holdings, Inc.	592,993	0.2
2,400		Next Co. Ltd	18,538	0.0
21,000		NGK Spark Plug Co., Ltd.	471,912	0.1
20,100		NHK Spring Co., Ltd.	186,922	0.1
10,000		Nice Holdings, Inc.	22,101	0.0
5,800		Nifco, Inc.	163,975	0.1
3,700		Nihon Tokushu Toryo Co., Ltd.	21,948	0.0
43,000	L	Nikon Corp.	692,741	0.2
2,050		Nippon Columbia Co. Ltd.	14,109	0.0
1,800		Nippon Felt Co., Ltd.	7,918	0.0
9,000		Nippon Piston Ring Co., Ltd.	15,467	0.0
22,200		Nippon Television Network Corp.	362,699	0.1
6,000		Nishimatsuya Chain Co., Ltd.	43,549	0.0
318,500	L	Nissan Motor Co., Ltd.	2,838,894	0.7
10,000		Nissan Shatai Co., Ltd.	167,713	0.1
11,000		Nissei Build Kogyo Co., Ltd.	26,226	0.0
2,900		Nissen Holdings Co., Ltd.	11,809	0.0
16,000		Nisshinbo Industries, Inc.	136,699	0.1
4,900		Nissin Kogyo Co., Ltd.	91,307	0.0
8,900		Nitori Co., Ltd.	386,225	0.1

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,200		NOK Corp.	$182,261	0.1
2,800		Noritsu Koki Co., Ltd.	19,698	0.0
2,000		Ohashi Technica, Inc.	16,402	0.0
600		Ohsho Food Service Corp.	20,187	0.0
17,000		Onward Kashiyama Co., Ltd.	117,633	0.0
6,500		Oriental Land Co., Ltd.	988,140	0.3
6,100		Pacific Industrial Co., Ltd.	40,916	0.0
1,000		Pal Co., Ltd.	19,204	0.0
3,600		Paltac Corp.	41,058	0.0
10,000		PanaHome Corp.	68,705	0.0
259,500		Panasonic Corp.	2,951,317	0.8
2,600		Parco Co., Ltd.	22,133	0.0
4,400		Paris Miki Holdings, Inc.	21,322	0.0
3,800		PGM Holdings K K	36,609	0.0
1,100		PIA Corp.	19,837	0.0
1,700		Piolax, Inc.	62,082	0.0
30,200		Pioneer Corp.	64,749	0.0
2,600		Plenus Co., Ltd.	60,402	0.0
1,850		Adastria Holdings Co. Ltd	46,348	0.0
9,000		Press Kogyo Co., Ltd.	32,699	0.0
77,000		Rakuten, Inc.	1,028,538	0.3
1,300		Renaissance, Inc.	10,310	0.0
4,000		Resort Solution Co., Ltd.	9,131	0.0
8,700		Resorttrust, Inc.	134,765	0.1
2,200		Right On Co., Ltd.	14,730	0.0
8,000		Riken Corp.	32,344	0.0
1,600		Ringer Hut Co., Ltd.	22,900	0.0
3,800		Rinnai Corp.	334,256	0.1
3,940	L	Riso Kyoiku Co. Ltd.	9,734	0.0
2,300		Roland Corp.	31,829	0.0
8,100		Round One Corp.	69,386	0.0
3,700		Royal Holdings Co., Ltd.	53,228	0.0
2,400		Ryohin Keikaku Co., Ltd.	231,405	0.1
5,000		Sagami Chain Co., Ltd.	44,997	0.0
1,900		Saizeriya Co., Ltd.	23,544	0.0
9,000		Sakai Ovex Co., Ltd.	17,125	0.0
600		San Holdings, Inc.	7,913	0.0
15,000		Sanden Corp.	67,036	0.0
4,500		Sangetsu Co., Ltd.	117,977	0.0
7,000		Sankyo Co., Ltd.	294,604	0.1
4,700		Sankyo Seiko Co., Ltd.	17,073	0.0
1,100		Sanoh Industrial Co., Ltd.	6,892	0.0
5,800	L	Sanrio Co., Ltd.	195,778	0.1
811,000	@,L,X	Sansui Electric Co., Ltd.	–	–
5,000		Sanyo Electric Railway Co. Ltd	23,551	0.0
11,000		Sanyo Shokai Ltd.	32,122	0.0
4,800		Scroll Corp.	12,783	0.0
25,000		Sega Sammy Holdings, Inc.	561,220	0.2
14,000		Seiko Holdings Corp.	55,904	0.0
6,600		Seiren Co., Ltd.	54,342	0.0
49,000		Sekisui Chemical Co., Ltd.	508,926	0.1
67,900		Sekisui House Ltd.	839,793	0.2
6,800		Senshukai Co., Ltd.	55,540	0.0
165,000	L	Sharp Corp.	502,493	0.1
5,600		Shimachu Co., Ltd.	121,854	0.1
2,700		Shimamura Co., Ltd.	233,642	0.1
9,700		Shimano, Inc.	975,691	0.3
2,400		Shimojima Co., Ltd.	24,820	0.0
5,000		Shinyei Kaisha	10,324	0.0
5,000		Shiroki Corp.	10,086	0.0
1,400		Shobunsha Publications, Inc.	9,396	0.0
16,000	L	Shochiku Co., Ltd.	136,526	0.1
6,300		Showa Corp.	69,149	0.0
16,900		Sky Perfect Jsat Corp.	90,580	0.0
124,512	L	Sony Corp.	2,371,607	0.6
2,200		Dunlop Sports Co. Ltd.	26,661	0.0
1,200		St. Marc Holdings Co., Ltd.	59,000	0.0
17,400		Stanley Electric Co., Ltd.	386,146	0.1
7,300		Start Today Co. Ltd.	186,750	0.1
1,300		Studio Alice Co., Ltd.	16,380	0.0
10,000		Suminoe Textile Co., Ltd.	31,015	0.0
17,700		Sumitomo Forestry Co., Ltd.	177,615	0.1
18,800		Sumitomo Rubber Industries, Inc.	239,133	0.1
47,500		Suzuki Motor Corp.	1,238,449	0.3
19,000	L	Yamada SxL Home Co. Ltd	21,009	0.0
7,000		T RAD Co., Ltd.	19,801	0.0
2,600		Tachi-S Co., Ltd.	42,730	0.0
2,500		Taiho Kogyo Co., Ltd.	23,698	0.0
2,400		Takamatsu Construction Group Co., Ltd.	42,612	0.0
30,000		Takashimaya Co., Ltd.	280,801	0.1
4,500		Takata Corp.	112,836	0.0
1,040		Take And Give Needs Co., Ltd.	19,840	0.0
2,000		Takihyo Co., Ltd.	8,014	0.0
2,300		Tamron Co., Ltd.	54,338	0.0
4,000		TBK Co., Ltd.	20,189	0.0
2,400		TPR Co., Ltd.	36,565	0.0
3,000		T-Gaia Corp.	27,037	0.0
1,900		Toa Corp./Hyogo	19,271	0.0
11,000		Toabo Corp.	7,567	0.0
10,000		Toei Co., Ltd.	60,033	0.0
16,400		Toho Co., Ltd.	328,702	0.1
6,700		Tokai Rika Co., Ltd.	112,586	0.0
4,800		Tokai Rubber Industries, Inc.	49,159	0.0
820		Token Corp.	37,251	0.0
12,300		Tokyo Broadcasting System, Inc.	142,045	0.1
700		Tokyo Derica Co. Ltd.	10,685	0.0
18,000		Tokyo Dome Corp.	92,149	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
17,000	L	Tokyotokeiba Co., Ltd.	$50,609	0.0
5,900		Tomy Co., Ltd.	27,345	0.0
4,000		Tonichi Carlife Group, Inc.	14,113	0.0
4,900		Topre Corp.	52,373	0.0
2,200		Toridoll.corp	20,912	0.0
21,000		Toyo Tire & Rubber Co., Ltd.	148,904	0.1
7,800		Toyoda Gosei Co., Ltd.	149,324	0.1
8,400	L	Toyota Boshoku Corp.	84,941	0.0
21,200		Toyota Industries Corp.	1,018,896	0.3
318,060		Toyota Motor Corp.	17,936,627	4.6
5,000		TS Tech Co., Ltd.	151,381	0.1
11,850		TSI Holdings Co. Ltd.	78,322	0.0
600		Tsutsumi Jewelry Co., Ltd.	14,398	0.0
6,300		TV Asahi Corp.	114,120	0.0
2,700		Tv Tokyo Holdings Corp.	45,765	0.0
3,700		Unipres Corp.	66,642	0.0
3,100		United Arrows Ltd.	114,892	0.0
75,000	L	Unitika Ltd.	41,349	0.0
3,100	L	U-Shin Ltd.	18,657	0.0
29,400		USS Co., Ltd.	413,009	0.1
1,200		ValueCommerce Co. Ltd.	11,951	0.0
15,000		Wacoal Holdings Corp.	153,182	0.1
2,600	L	WATAMI Co., Ltd.	37,935	0.0
300		Wowow, Inc.	10,691	0.0
2,500		Xebio Co., Ltd.	43,503	0.0
93,700	L	Yamada Denki Co., Ltd.	312,300	0.1
17,000		Yamaha Corp.	218,650	0.1
35,500		Yamaha Motor Co., Ltd.	566,363	0.2
2,900		Yamato International, Inc.	12,016	0.0
1,500		Yellow Hat Ltd.	30,068	0.0
5,300		Yokohama Reito Co., Ltd.	44,106	0.0
28,000		Yokohama Rubber Co., Ltd.	263,335	0.1
5,000		Yomiuri Land Co., Ltd.	22,961	0.0
1,600		Yorozu Corp.	26,290	0.0
6,800		Yoshinoya D&C Co., Ltd.	86,683	0.0
2,400		Zenrin Co., Ltd.	24,196	0.0
8,200	L	Zensho Holdings Co., Ltd.	80,265	0.0
			78,353,688	20.0

		Consumer Staples: 7.2%
87,000	L	Aeon Co., Ltd.	979,218	0.3
2,300		Aeon Hokkaido Corp.	13,002	0.0
1,300		Ain Pharmaciez, Inc.	60,103	0.0
61,000		Ajinomoto Co., Inc.	873,038	0.2
4,500		Arcs Co., Ltd.	87,958	0.0
2,400		Ariake Japan Co., Ltd.	55,703	0.0
600		Artnature, Inc.	17,109	0.0
51,200		Asahi Group Holdings, Ltd.	1,435,433	0.4
2,100		Belc Co., Ltd.	39,780	0.0
9,200		Calbee, Inc.	216,776	0.1
2,100		Cawachi Ltd.	39,915	0.0
2,200		CFS Corp.	9,836	0.0
3,300		Chubu Shiryo Co., Ltd.	21,173	0.0
5,670		Coca-Cola Central Japan Co., Ltd.	142,570	0.0
8,700		Coca-Cola West Co., Ltd.	151,963	0.1
2,620		Cocokara Fine Holdings, Inc.	75,773	0.0
1,200		Cosmos Pharmaceutical Corp.	140,072	0.0
1,300		Create SD Holdings	43,964	0.0
800		Daikokutenbussan Co., Ltd.	22,009	0.0
1,600	L	Dr Ci:Labo Co., Ltd.	49,480	0.0
1,200		Dydo Drinco, Inc.	49,966	0.0
1,600		Eco's Co., Ltd.	10,305	0.0
9,000		Ezaki Glico Co., Ltd.	119,360	0.0
7,600		FamilyMart Co., Ltd.	334,218	0.1
5,200		Fancl Corp.	61,705	0.0
6,500		Fuji Oil Co., Ltd.	83,240	0.0
2,000		Fujicco Co., Ltd.	24,124	0.0
19,000		Fujiya Co., Ltd.	35,677	0.0
2,400		Harashin Narus Holdings Co., Ltd.	37,084	0.0
12,000		Hayashikane Sangyo Co., Ltd.	8,821	0.0
3,800		Heiwado Co., Ltd.	53,381	0.0
2,900		Hokuto Corp.	60,342	0.0
9,100		House Foods Corp.	151,102	0.1
3,300		Inageya Co., Ltd.	32,856	0.0
7,700		Ito En Ltd.	172,228	0.1
1,000		Itochu-Shokuhin Co., Ltd.	34,210	0.0
12,000		Itoham Foods, Inc.	54,687	0.0
9,000		Izumiya Co., Ltd.	45,272	0.0
141,200		Japan Tobacco, Inc.	4,431,903	1.1
17,000		J-Oil Mills, Inc.	45,317	0.0
10,500	L	Kagome Co., Ltd.	177,938	0.1
1,100		Kameda Seika Co. Ltd.	32,608	0.0
61,600		Kao Corp.	2,181,500	0.6
2,100		Kasumi Co., Ltd.	14,211	0.0
2,800		Kato Sangyo Co., Ltd.	59,558	0.0
13,000		Kewpie Corp.	178,921	0.1
2,600		KEY Coffee, Inc.	39,987	0.0
21,000		Kikkoman Corp.	396,431	0.1
109,000		Kirin Brewery Co., Ltd.	1,508,495	0.4
4,200		Kobayashi Pharmaceutical Co., Ltd.	242,252	0.1
4,400		Kose Corp.	144,671	0.0
200		Kusuri No Aoki Co. Ltd.	12,930	0.0
11,000		Kyodo Shiryo Co., Ltd.	12,059	0.0
10,000	L	Kyokuyo Co. Ltd.	25,358	0.0
9,000		Lawson, Inc.	636,833	0.2
2,000		Life Corp.	30,481	0.0
30,000		Lion Corp.	177,554	0.1
2,600		Mandom Corp.	93,696	0.0
7,000		Marudai Food Co., Ltd.	20,764	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
8,000		Maruetsu, Inc.	$28,548	0.0
49,000		Maruha Nichiro Holdings, Inc.	79,281	0.0
4,600		Matsumotokiyoshi Holdings Co., Ltd.	146,777	0.1
4,900	L	Megmilk Snow Brand Co., Ltd.	63,891	0.0
7,600		MEIJI Holdings Co., Ltd.	479,066	0.1
700		Meito Sangyo Co., Ltd.	7,243	0.0
1,512		Milbon Co., Ltd.	50,269	0.0
700		Ministop Co., Ltd.	11,321	0.0
2,500		Mitsubishi Shokuhin Co. Ltd.	56,548	0.0
15,000		Mitsui Sugar Co., Ltd.	57,228	0.0
14,000		Miyoshi Oil & Fat Co., Ltd.	20,244	0.0
26,000		Morinaga & Co., Ltd.	56,993	0.0
26,000		Morinaga Milk Industry Co., Ltd.	83,592	0.0
7,000		Morozoff Ltd.	21,769	0.0
1,000		Nagatanien Co., Ltd.	9,563	0.0
2,000		Nakamuraya Co., Ltd.	7,870	0.0
2,000		Natori Co., Ltd.	21,592	0.0
29,000		Nichirei Corp.	122,370	0.0
510		Nihon Chouzai Co., Ltd.	13,167	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	34,904	0.0
15,000		Nippon Flour Mills Co., Ltd.	82,126	0.0
15,000		Nippon Formula Feed Manufacturing Co., Ltd.	18,035	0.0
19,000		Nippon Meat Packers, Inc.	282,830	0.1
30,800		Nippon Suisan Kaisha Ltd.	64,724	0.0
12,000	L	Nisshin Oillio Group Ltd.	39,083	0.0
25,950		Nisshin Seifun Group, Inc.	285,033	0.1
10,100		Nissin Food Products Co., Ltd.	455,800	0.1
1,000		Noevir Holdings Co. Ltd.	18,885	0.0
9,000		Oenon Holdings, Inc.	21,935	0.0
1,000		OIE Sangyo Co., Ltd.	8,097	0.0
2,000		Okuwa Co., Ltd.	17,850	0.0
2,300		Olympic Group Corp.	18,844	0.0
3,900		Pigeon Corp.	175,724	0.1
2,500		Pola Orbis Holdings, Inc.	99,738	0.0
9,000		Prima Meat Packers Ltd.	18,775	0.0
1,500		Rock Field Co., Ltd.	28,395	0.0
3,000		S Foods, Inc.	31,852	0.0
1,800		Sakata Seed Corp.	24,774	0.0
1,400		San-A Co., Ltd.	41,298	0.0
44,000		Sapporo Holdings Ltd.	172,824	0.1
93,400		Seven & I Holdings Co., Ltd.	3,558,959	0.9
43,300		Shiseido Co., Ltd.	762,891	0.2
4,000		Showa Sangyo Co., Ltd.	13,049	0.0
1,000		Sogo Medical Co., Ltd.	40,105	0.0
2,400		ST Corp.	23,229	0.0
5,000		Starzen Co., Ltd.	13,402	0.0
4,400		Sugi Pharmacy Co., Ltd.	195,629	0.1
5,000		Sundrug Co., Ltd.	228,523	0.1
13,200		Suntory Beverage & Food Ltd.	454,781	0.1
20,000		Takara Holdings, Inc.	152,308	0.1
4,000		Tobu Store Co., Ltd.	10,174	0.0
7,000		Toho Co., Ltd./Hyogo	23,945	0.0
2,900		Torigoe Co., Ltd.	20,107	0.0
13,000		Toyo Suisan Kaisha Ltd.	434,381	0.1
2,300		Tsuruha Holdings, Inc.	226,594	0.1
14,300		Uni-Charm Corp.	763,001	0.2
3,700		Aderans Co. Ltd.	42,307	0.0
25,000		UNY Co., Ltd.	148,538	0.1
5,600		Valor Co., Ltd.	70,470	0.0
2,300		Warabeya Nichiyo Co., Ltd.	43,502	0.0
840		Welcia Holdings Co. Ltd	47,410	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	13,761	0.0
15,100		Yakult Honsha Co., Ltd.	757,983	0.2
11,000		Yamatane Corp.	17,176	0.0
630		Yamaya Corp.	12,385	0.0
20,000		Yamazaki Baking Co., Ltd.	236,479	0.1
900		Yamazawa Co., Ltd.	13,251	0.0
1,600		Yaoko Co., Ltd.	76,039	0.0
3,000		Yomeishu Seizo Co., Ltd.	28,624	0.0
1,000		Yonekyu Corp.	7,770	0.0
			28,022,551	7.2

		Energy: 1.1%
4,700		AOC Holdings, Inc.	12,232	0.0
73,000		Cosmo Oil Co., Ltd.	132,010	0.1
11,600		Idemitsu Kosan Co., Ltd.	238,621	0.1
123,100		Inpex Holdings, Inc.	1,598,487	0.4
2,600		Itochu Enex Co., Ltd.	14,956	0.0
700		Japan Drilling Co. Ltd.	29,900	0.0
4,000		Japan Oil Transportation Co., Ltd.	9,075	0.0
3,800		Japan Petroleum Exploration Co.	126,522	0.0
265,410		JX Holdings, Inc.	1,279,551	0.3
3,800		Mitsuuroko Co., Ltd.	22,200	0.0
2,300		Modec, Inc.	58,160	0.0
9,500		Nippon Coke & Engineering Co., Ltd.	11,400	0.0
3,600		Nippon Gas Co., Ltd.	54,752	0.0
3,500		Sala Corp.	17,557	0.0
4,000		San-Ai Oil Co., Ltd.	24,503	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
5,100		Shinko Plantech Co., Ltd.	$39,494	0.0
21,700		Showa Shell Sekiyu KK	193,763	0.1
8,000		Sinanen Co., Ltd.	30,599	0.0
37,000		TonenGeneral Sekiyu KK	326,469	0.1
9,000		Toyo Kanetsu K K	22,950	0.0
			4,243,201	1.1

		Financials: 17.6%
36,000		77 Bank Ltd.	161,702	0.1
50,100	L	Acom Co., Ltd.	160,077	0.1
13,000		AEON Financial Service Co., Ltd.	293,304	0.1
14,370		AEON Mall Co., Ltd.	368,152	0.1
1,000		Aichi Bank Ltd.	51,584	0.0
43,500		Aiful Corp.	132,850	0.1
3,700		Airport Facilities Co., Ltd.	27,353	0.0
14,000		Akita Bank Ltd.	40,432	0.0
20,000		Aomori Bank Ltd.	55,243	0.0
114,000		Aozora Bank Ltd.	324,582	0.1
4,800		Ashikaga Holdings Co. Ltd.	21,527	0.0
20,000		Awa Bank Ltd.	106,355	0.0
1,600		Bank of Iwate Ltd.	77,342	0.0
44,000		Bank of Kyoto Ltd.	362,658	0.1
20,000		Bank of Nagoya Ltd.	78,041	0.0
1,700		Bank of Okinawa Ltd.	71,720	0.0
12,000		Bank of Saga Ltd.	26,073	0.0
4,300		Bank of the Ryukyus Ltd.	57,173	0.0
145,000		Bank of Yokohama Ltd.	723,282	0.2
5,700		Century Leasing System, Inc.	159,817	0.1
89,000		Chiba Bank Ltd.	547,814	0.2
5,100		Chiba Kogyo Bank Ltd.	35,333	0.0
17,000		Chugoku Bank Ltd.	226,552	0.1
15,000		Chukyo Bank Ltd.	26,306	0.0
19,100		Credit Saison Co., Ltd.	379,847	0.1
6,800		Daibiru Corp.	72,382	0.0
112,500		Dai-ichi Life Insurance Co., Ltd.	1,636,544	0.4
1,200		Daiko Clearing Services Corp.	8,188	0.0
43,000		Daikyo, Inc.	86,242	0.0
23,000		Daisan Bank Ltd.	40,320	0.0
30,000		Daishi Bank Ltd.	110,044	0.0
13,000		Daito Bank Ltd.	14,229	0.0
9,800		Daito Trust Construction Co., Ltd.	907,755	0.2
68,000		Daiwa House Industry Co., Ltd.	1,154,520	0.3
221,000		Daiwa Securities Group, Inc.	1,920,103	0.5
500		eGuarantee, Inc.	10,973	0.0
17,000		Ehime Bank Ltd.	36,368	0.0
14,000		Eighteenth Bank Ltd.	30,679	0.0
11,800		FIDEA Holdings Co., Ltd.	22,269	0.0
900		Financial Products Group Co. Ltd.	9,549	0.0
19,000		Fukui Bank Ltd.	46,800	0.0
96,000		Fukuoka Financial Group, Inc.	394,331	0.1
34,000		Fukushima Bank Ltd.	28,259	0.0
2,200		Fuyo General Lease Co., Ltd.	79,121	0.0
900		GCA Savvian Corp.	7,743	0.0
1,720		Goldcrest Co., Ltd.	36,258	0.0
50,000		Gunma Bank Ltd.	271,949	0.1
42,000		Hachijuni Bank Ltd.	238,676	0.1
4,600		Heiwa Real Estate Co., Ltd.	73,278	0.0
12,000		Higashi-Nippon Bank Ltd.	29,556	0.0
17,000		Higo Bank Ltd.	90,567	0.0
70,000		Hiroshima Bank Ltd.	292,267	0.1
4,400		Hitachi Capital Corp.	93,982	0.0
25,000		Hokkoku Bank Ltd.	87,460	0.0
29,000	L	Hokuetsu Bank Ltd.	60,620	0.0
162,000		Hokugin Financial Group, Inc.	310,616	0.1
20,000		Hyakugo Bank Ltd.	82,134	0.0
26,000		Hyakujushi Bank Ltd.	89,081	0.0
4,200		IBJ Leasing Co., Ltd.	105,692	0.0
4,500		Ichiyoshi Securities Co., Ltd.	60,071	0.0
2,500		IwaiCosmo Holdings, Inc.	27,237	0.0
25,000		Iyo Bank Ltd.	238,639	0.1
12,000		Jaccs Co., Ltd.	50,342	0.0
3,100		Jafco Co., Ltd.	138,888	0.1
20,000		Japan Asia Investment Co., Ltd.	19,588	0.0
11,111		Japan Securities Finance Co., Ltd.	64,417	0.0
13,700		Jimoto Holdings, Inc.	28,859	0.0
800		Jowa Holdings Co. Ltd	26,401	0.0
88,000		Joyo Bank Ltd.	438,622	0.1
26,000		Juroku Bank Ltd.	90,664	0.0
10,200		kabu.com Securities Co., Ltd.	48,377	0.0
14,000		Kagoshima Bank Ltd.	88,703	0.0
27,000		Kansai Urban Banking Corp.	32,150	0.0
5,900		Keihanshin Building Co. Ltd.	30,059	0.0
20,000		Keiyo Bank Ltd.	85,180	0.0
31,100	L	Kenedix, Inc.	100,655	0.0
1,200		Kita-Nippon Bank Ltd.	31,948	0.0
9,300		Kiyo Bank Ltd./The	119,116	0.0
7,000		Kosei Securities Co., Ltd.	16,602	0.0
3,100		Kyokuto Securities Co., Ltd.	51,856	0.0
2,300		Land Business Co., Ltd.	9,065	0.0
25,800		Leopalace21 Corp.	123,765	0.0
6,400		Marusan Securities Co., Ltd.	52,279	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,800		Matsui Securities Co., Ltd.	$119,815	0.0
17,000		Michinoku Bank Ltd.	35,063	0.0
5,000		Mie Bank Ltd.	11,178	0.0
8,000		Minato Bank Ltd.	13,924	0.0
5,000		Mito Securities Co., Ltd.	21,660	0.0
1,707,000		Mitsubishi UFJ Financial Group, Inc.	9,400,083	2.4
57,300		Mitsubishi UFJ Lease & Finance Co., Ltd.	281,291	0.1
157,000		Mitsubishi Estate Co., Ltd.	3,728,068	1.0
105,000		Mitsui Fudosan Co., Ltd.	3,203,363	0.8
66,811		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,529,385	0.4
16,000		Miyazaki Bank Ltd./The	48,697	0.0
2,911,600		Mizuho Financial Group, Inc.	5,770,363	1.5
26,000		Monex Beans Holdings, Inc.	101,057	0.0
3,600		Musashino Bank Ltd.	119,314	0.0
13,000		Nagano Bank Ltd.	23,283	0.0
22,000		Nanto Bank Ltd.	82,944	0.0
1,300		Nihon Eslead Corp.	13,539	0.0
79,000		Nishi-Nippon City Bank Ltd.	177,573	0.1
5,800		Nisshin Fudosan Co.	21,602	0.0
49,850		NKSJ Holdings, Inc.	1,279,870	0.3
458,800		Nomura Holdings, Inc.	2,943,148	0.8
14,500		Nomura Real Estate Holdings, Inc.	277,636	0.1
33,000		North Pacific Bank Ltd.	133,741	0.1
13,900		NTT Urban Development Corp.	130,830	0.1
31,000		Ogaki Kyoritsu Bank Ltd.	84,544	0.0
15,000		Oita Bank Ltd.	58,275	0.0
19,000		Okasan Securities Group, Inc.	160,077	0.1
800		Open House Co. Ltd.	13,567	0.0
55,300	L	Orient Corp.	111,268	0.0
137,600		ORIX Corp.	1,939,332	0.5
32,700		Osaka Securities Exchange Co. Ltd.	799,312	0.2
1,800		Pocket Card Co., Ltd.	9,873	0.0
900		Relo Holdings, Inc.	49,085	0.0
215,200		Resona Holdings, Inc.	1,039,961	0.3
1,800		Ricoh Leasing Co., Ltd.	42,825	0.0
15,000		San-In Godo Bank Ltd.	101,449	0.0
27,960		Softbank Investment Corp.	336,956	0.1
19,230		Senshu Ikeda Holdings, Inc.	87,732	0.0
82,300		Seven Bank Ltd.	322,978	0.1
22,000		Shiga Bank Ltd.	119,390	0.0
13,000		Shikoku Bank Ltd.	26,725	0.0
1,200		Shimizu Bank Ltd.	31,085	0.0
202,000		Shinsei Bank Ltd.	396,574	0.1
66,000		Shizuoka Bank Ltd.	643,180	0.2
38,000		Hulic Co. Ltd.	521,622	0.1
21,500		Sony Financial Holdings, Inc.	351,566	0.1
170,252		Sumitomo Mitsui Financial Group, Inc.	7,297,670	1.9
439,440		Sumitomo Mitsui Trust Holdings, Inc.	1,988,268	0.5
1,920		Sumitomo Real Estate Sales Co., Ltd.	60,588	0.0
53,000		Sumitomo Realty & Development Co., Ltd.	2,074,357	0.5
2,300		Sun Frontier Fudousan Co., Ltd.	31,696	0.0
22,000		Suruga Bank Ltd.	387,542	0.1
77,300		T&D Holdings, Inc.	919,994	0.3
7,000		Taiko Bank Ltd.	14,776	0.0
8,000		Takara Leben Co., Ltd.	24,680	0.0
8,000		TOC Co., Ltd.	57,410	0.0
10,000		Tochigi Bank Ltd./The	42,442	0.0
16,000		Toho Bank Ltd.	52,069	0.0
18,000		Tohoku Bank Ltd.	27,030	0.0
23,500		Tokai Tokyo Financial Holdings	197,086	0.1
86,400		Tokio Marine Holdings, Inc.	2,591,170	0.7
5,000		Tokyo Rakutenchi Co., Ltd.	23,809	0.0
46,000		Tokyo Tatemono Co., Ltd.	394,144	0.1
15,000		Tokyo Theatres Co., Inc.	21,196	0.0
4,400		Tokyo Tomin Bank Ltd./The	45,494	0.0
53,296		Tokyu Fudosan Holdings Corp.	397,424	0.1
11,000		Tomato Bank Ltd.	19,137	0.0
15,600		TOMONY Holdings, Inc.	64,899	0.0
3,600		Tosei Corp.	24,151	0.0
12,000		Tottori Bank Ltd.	21,574	0.0
13,000		Towa Bank Ltd.	12,731	0.0
11,000		Toyo Securities Co., Ltd.	37,597	0.0
10,300		Tsukuba Bank Ltd.	39,748	0.0
1,200		Yachiyo Bank Ltd.	32,801	0.0
11,000		Yamagata Bank Ltd.	46,787	0.0
23,000		Yamaguchi Financial Group, Inc.	207,371	0.1
15,000		Yamanashi Chuo Bank Ltd.	67,742	0.0
5,800		Zenkoku Hosho Co. Ltd.	152,934	0.1
			69,058,277	17.6

		Health Care: 5.8%
6,400		Alfresa Holdings Corp.	417,343	0.1
1,600		As One Corp.	43,706	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	50,266	0.0
272,500		Astellas Pharma, Inc.	3,235,276	0.8
1,800		BML, Inc.	67,653	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
24,500		Chugai Pharmaceutical Co., Ltd.	$625,787	0.2
1,400		CMIC Co., Ltd.	23,352	0.0
900		Create Medic Co., Ltd.	8,262	0.0
75,300		Daiichi Sankyo Co., Ltd.	1,268,840	0.3
500		Daiken Medical Co. Ltd	8,293	0.0
17,200		Dainippon Sumitomo Pharma Co., Ltd.	273,040	0.1
600		Daito Pharmaceutical Co. Ltd.	8,726	0.0
2,200		Eiken Chemical Co., Ltd.	38,147	0.0
29,700	L	Eisai Co., Ltd.	1,154,499	0.3
3,400	L	EPS Co., Ltd.	37,106	0.0
1,700		Falco Biosystems Ltd.	20,063	0.0
6,000		Fuso Pharmaceutical Industries Ltd.	21,196	0.0
7,600		Hisamitsu Pharmaceutical Co., Inc.	342,971	0.1
1,700		Hogy Medical Co., Ltd.	87,119	0.0
1,000		JCR Pharmaceuticals Co. Ltd.	22,951	0.0
9,000		Jeol Ltd.	34,098	0.0
9,000		Kaken Pharmaceutical Co., Ltd.	142,273	0.0
4,400		Kissei Pharmaceutical Co., Ltd.	109,042	0.0
6,900		Kyorin Co., Ltd.	131,512	0.0
30,000		Kyowa Hakko Kogyo Co., Ltd.	319,662	0.1
15,800		M3, Inc.	259,113	0.1
500		Mani, Inc.	20,716	0.0
22,700		Medipal Holdings Corp.	347,598	0.1
6,600		Miraca Holdings, Inc.	289,123	0.1
21,500		Mitsubishi Tanabe Pharma Corp.	300,851	0.1
1,900		Mochida Pharmaceutical Co., Ltd.	136,048	0.0
3,600		Nagaileben Co., Ltd.	76,850	0.0
6,300		Nichii Gakkan Co.	58,561	0.0
5,550		Nichi-iko Pharmaceutical Co., Ltd.	85,575	0.0
4,800		Nihon Kohden Corp.	191,165	0.1
5,000		Nippon Chemiphar Co., Ltd.	25,287	0.0
5,000		Nippon Shinyaku Co., Ltd.	95,009	0.0
11,900	L	Nipro Corp.	106,888	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	14,577	0.0
33,600		Olympus Corp.	1,072,872	0.3
10,900		Ono Pharmaceutical Co., Ltd.	947,559	0.3
47,400		Otsuka Holdings Co. Ltd.	1,417,983	0.4
1,900		Paramount Bed Holdings Co. Ltd.	59,402	0.0
10,000		Rohto Pharmaceutical Co., Ltd.	176,582	0.1
8,700		Santen Pharmaceutical Co., Ltd.	384,950	0.1
3,600		Sawai Pharmaceutical Co., Ltd.	220,561	0.1
5,100		Seikagaku Corp.	68,025	0.0
2,600		Shin Nippon Biomedical Laboratories Ltd.	26,322	0.0
36,500		Shionogi & Co., Ltd.	674,776	0.2
3,100		Ship Healthcare Holdings, Inc.	118,822	0.0
9,500		Suzuken Co., Ltd.	367,494	0.1
18,600		Sysmex Corp.	593,013	0.2
1,500		Taiko Pharmaceutical Co. Ltd.	24,474	0.0
5,800		Taisho Pharmaceutical Holdings Co. Ltd.	467,125	0.1
89,000		Takeda Pharmaceutical Co., Ltd.	4,212,565	1.1
35,400		Terumo Corp.	771,058	0.2
7,000		Toho Holdings Co., Ltd.	147,705	0.0
1,600		Tokai Corp./Gifu	45,616	0.0
2,100		Torii Pharmaceutical Co., Ltd.	68,035	0.0
1,400		Towa Pharmaceutical Co., Ltd.	60,401	0.0
2,000		Tsukui Corp.	19,522	0.0
7,600		Tsumura & Co.	182,620	0.1
5,300		Vital KSK Holdings, Inc.	40,031	0.0
5,000		Wakamoto Pharmaceutical Co., Ltd.	13,413	0.0
4,200		ZERIA Pharmaceutical Co., Ltd.	85,466	0.0
			22,764,936	5.8

		Industrials: 20.8%
1,800		Advan Co., Ltd.	20,970	0.0
1,800		Aeon Delight Co., Ltd.	33,891	0.0
7,300		Aica Kogyo Co., Ltd.	162,770	0.1
4,800		Aichi Corp.	21,298	0.0
5,800		Aida Engineering Ltd.	55,262	0.0
452,000	L	All Nippon Airways Co., Ltd.	976,074	0.3
36,000		Amada Co., Ltd.	253,280	0.1
3,000		Anest Iwata Corp.	18,883	0.0
6,000		Arrk Corp.	16,623	0.0
6,300		Asahi Diamond Industrial Co., Ltd.	80,146	0.0
121,000		Asahi Glass Co., Ltd.	700,094	0.2
3,600		Asahi Kogyosha Co., Ltd.	13,201	0.0
6,000		Asanuma Corp.	8,302	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	8,552	0.0
3,000		Bando Chemical Industries Ltd.	12,323	0.0
4,000		Bunka Shutter Co., Ltd.	24,586	0.0
23,000		Central Glass Co., Ltd.	74,723	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
20,100		Central Japan Railway Co.	$2,347,901	0.6
1,900		Central Security Patrols Co., Ltd.	19,380	0.0
21,000	L	Chiyoda Corp.	270,962	0.1
1,300		Chiyoda Integre Co., Ltd.	23,759	0.0
4,000		Chudenko Corp.	69,099	0.0
5,000	L	Chugai Ro Co., Ltd.	11,279	0.0
5,900		CKD Corp.	56,217	0.0
2,700		Cleanup Corp.	27,067	0.0
12,800		COMSYS Holdings Corp.	200,396	0.1
4,000		Cosel Co., Ltd.	46,709	0.0
2,700		CTI Engineering Co., Ltd.	31,827	0.0
71,000		Dai Nippon Printing Co., Ltd.	678,973	0.2
6,000		Dai-Dan Co., Ltd.	31,689	0.0
9,500		Daifuku Co., Ltd.	117,343	0.0
15,000		Daihen Corp.	59,747	0.0
7,000	L	Daiho Corp.	25,577	0.0
21,000		Daiichi Chuo KK	18,914	0.0
9,000		Daiichi Jitsugyo Co., Ltd.	40,085	0.0
30,900		Daikin Industries Ltd.	1,732,855	0.5
3,500		Daiseki Co., Ltd.	60,527	0.0
7,000		Daisue Construction Co., Ltd.	7,890	0.0
2,000		Daiwa Industries Ltd.	13,735	0.0
1,200		Denyo Co., Ltd.	20,144	0.0
600		Dream Incubator, Inc.	9,212	0.0
7,000		Duskin Co., Ltd.	134,369	0.1
41,500		East Japan Railway Co.	3,056,788	0.8
52,000		Ebara Corp.	325,751	0.1
700		Ebara Jitsugyo Co. Ltd.	9,474	0.0
700		Endo Lighting Corp.	13,076	0.0
10,000		Enshu Ltd.	12,893	0.0
25,300		Fanuc Ltd.	4,472,839	1.2
13,800		Fudo Tetra Corp.	25,248	0.0
65,000		Fuji Electric Holdings Co., Ltd.	290,596	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	55,458	0.0
37,000		Fujikura Ltd.	168,871	0.1
7,000		Fujitec Co., Ltd.	94,633	0.0
6,000		Fukuda Corp.	27,645	0.0
2,100		Fukushima Industries Corp.	33,447	0.0
15,000		Fukuyama Transporting Co., Ltd.	90,073	0.0
4,000		FULLCAST Holdings Co., Ltd.	11,210	0.0
3,800		Funai Consulting Co., Ltd.	29,869	0.0
35,000		Furukawa Co., Ltd.	63,039	0.0
74,000		Furukawa Electric Co., Ltd.	184,116	0.1
4,500		Futaba Corp.	77,595	0.0
7,000		Glory Ltd.	191,952	0.1
44,000	L	GS Yuasa Corp.	233,113	0.1
600		Hamakyorex Co., Ltd.	16,156	0.0
151,000		Hankyu Hanshin Holdings, Inc.	821,456	0.2
23,000		Hanwa Co., Ltd.	89,177	0.0
20,100		Hazama Corp.	75,162	0.0
2,200		Hibiya Engineering Ltd.	31,751	0.0
29,400		Hino Motors Ltd.	435,420	0.1
5,000		Hisaka Works Ltd.	48,461	0.0
13,000	L	Hitachi Construction Machinery Co., Ltd.	249,806	0.1
4,900		Hitachi Transport System Ltd.	79,707	0.0
17,300		Hitachi Zosen Corp.	82,561	0.0
5,200		Hoshizaki Electric Co., Ltd.	196,381	0.1
5,000		Hosokawa Micron Corp.	28,151	0.0
2,000		Howa Machinery Ltd.	14,874	0.0
4,000		Ichinen Holdings Co., Ltd.	30,306	0.0
1,000	L	Idec Corp.	9,370	0.0
158,000		IHI Corp.	664,790	0.2
8,200		Iino Kaiun Kaisha Ltd.	41,045	0.0
3,200		Inaba Denki Sangyo Co., Ltd.	103,306	0.0
1,900		Inaba Seisakusho Co., Ltd.	23,790	0.0
7,200		Inabata & Co., Ltd.	73,365	0.0
3,800	L	Inui Steamship Co., Ltd.	12,535	0.0
22,000		Iseki & Co., Ltd.	58,195	0.0
7,000		Ishii Iron Works Co., Ltd.	18,751	0.0
178,400		Itochu Corp.	2,087,356	0.5
2,600		Itoki Corp.	16,320	0.0
6,000	L	Iwasaki Electric Co., Ltd.	14,685	0.0
25,000		Iwatani International Corp.	163,218	0.1
19,400		Japan Airlines Co. Ltd.	954,763	0.3
8,000		Japan Airport Terminal Co., Ltd.	207,480	0.1
5,100		Japan Bridge Corp.	7,311	0.0
16,000		Japan Pulp & Paper Co., Ltd.	54,209	0.0
34,000		Japan Steel Works Ltd.	152,680	0.1
7,000		Japan Transcity Corp.	21,564	0.0
26,000		JGC Corp.	903,224	0.2
2,600		JK Holdings Co., Ltd.	14,004	0.0
33,270		LIXIL Group Corp.	918,073	0.3
24,100		JTEKT Corp.	357,763	0.1
20,000		Juki Corp.	40,345	0.0
117,000		Kajima Corp.	409,378	0.1
1,000		Kamei Corp.	7,476	0.0
28,000		Kamigumi Co., Ltd.	272,048	0.1
2,000		Kanaden Corp.	13,690	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	15,074	0.0
2,900		Kanamoto Co., Ltd.	84,861	0.0
13,000		Kandenko Co., Ltd.	65,838	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
51,000		Kanematsu Corp.	$79,061	0.0
3,400		Katakura Industries Co., Ltd.	43,097	0.0
6,000		Kato Works Co., Ltd.	32,454	0.0
700		Kawada Technologies, Inc.	20,259	0.0
179,000		Kawasaki Heavy Industries Ltd.	659,474	0.2
100,000		Kawasaki Kisen Kaisha Ltd.	216,041	0.1
51,000		Keihan Electric Railway Co., Ltd.	203,568	0.1
60,000		Keihin Electric Express Railway Co., Ltd.	505,953	0.1
64,000		Keio Corp.	445,590	0.1
35,000		Keisei Electric Railway Co., Ltd.	303,383	0.1
3,300		Kimura Chemical Plants Co., Ltd.	15,170	0.0
900		Kimura Unity Co., Ltd.	8,169	0.0
18,000		Kinden Corp.	174,159	0.1
2,000		King Jim Co., Ltd.	13,864	0.0
3,000		Kinki Sharyo Co., Ltd.	11,290	0.0
220,000	L	Kintetsu Corp.	782,292	0.2
2,500		Kintetsu World Express, Inc.	111,081	0.0
14,000		Kitagawa Iron Works Co., Ltd.	23,765	0.0
8,000		Kitano Construction Corp.	20,050	0.0
700		Kito Corp.	14,322	0.0
10,800		Kitz Corp.	52,773	0.0
4,000		Kobe Electric Railway Co. Ltd	13,177	0.0
12,700		Kokuyo Co., Ltd.	92,743	0.0
3,950		Komai Tekko, Inc.	11,883	0.0
110,500		Komatsu Ltd.	2,316,584	0.6
1,300		Komatsu Wall Industry Co., Ltd.	24,951	0.0
5,300		Komori Corp.	66,146	0.0
900		Konoike Transport Co. Ltd	13,890	0.0
4,200		Kosaido Co., Ltd.	20,925	0.0
800		KRS Corp.	7,847	0.0
123,000		Kubota Corp.	1,634,737	0.4
27,000		Kumagai Gumi Co., Ltd.	66,669	0.0
14,400		Kurita Water Industries Ltd.	312,645	0.1
3,200		Kuroda Electric Co., Ltd.	51,848	0.0
3,000		Kyodo Printing Co., Ltd.	8,476	0.0
4,100		Kyokuto Kaihatsu Kogyo Co. Ltd.	59,210	0.0
10,200		Kyowa Exeo Corp.	130,985	0.1
7,000		Kyudenko Corp.	56,093	0.0
3,700		Mabuchi Motor Co., Ltd.	242,591	0.1
15,000		Maeda Corp.	94,287	0.0
1,200		Maeda Kosen Co. Ltd	19,732	0.0
8,000		Maeda Road Construction Co., Ltd.	111,365	0.0
2,800		Maezawa Industries, Inc.	9,038	0.0
2,900		Maezawa Kasei Industries Co., Ltd.	30,740	0.0
1,500		Maezawa Kyuso Industries Co., Ltd.	18,502	0.0
11,000		Makino Milling Machine Co., Ltd.	77,527	0.0
14,500		Makita Corp.	798,277	0.2
192,000		Marubeni Corp.	1,288,924	0.3
700		Maruka Machinery Co. Ltd.	8,721	0.0
3,000		Maruyama Manufacturing Co., Inc.	6,713	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	40,390	0.0
1,500		Matsuda Sangyo Co., Ltd.	18,127	0.0
4,000		Matsui Construction Co., Ltd.	17,091	0.0
2,000		Max Co., Ltd.	22,231	0.0
23,000		Meidensha Corp.	101,614	0.0
3,700		Meitec Corp.	104,943	0.0
2,400		Meiwa Corp.	8,196	0.0
33,000		Minebea Co., Ltd.	293,841	0.1
8,910		Mirait Holdings Corp.	78,040	0.0
8,800		MISUMI Group, Inc.	243,836	0.1
174,500		Mitsubishi Corp.	3,236,943	0.8
2,400		Mitsubishi Pencil Co., Ltd.	68,861	0.0
3,000		Mitsuboshi Belting Co., Ltd.	17,010	0.0
225,000		Mitsubishi Electric Corp.	2,532,779	0.7
402,000		Mitsubishi Heavy Industries Ltd.	2,326,122	0.6
9,000		Mitsubishi Kakoki Kaisha Ltd.	14,224	0.0
15,000		Mitsubishi Logistics Corp.	208,401	0.1
206,000		Mitsui & Co., Ltd.	2,911,515	0.8
88,000		Mitsui Engineering & Shipbuilding Co., Ltd.	185,774	0.1
17,000		Mitsui Matsushima Co., Ltd.	26,162	0.0
126,000		Mitsui OSK Lines Ltd.	490,103	0.1
13,000		Mitsui-Soko Co., Ltd.	51,792	0.0
4,000		Mitsumura Printing Co., Ltd.	10,168	0.0
3,800		Miura Co., Ltd.	104,557	0.0
11,000		Miyaji Engineering Group, Inc.	24,379	0.0
3,800		MonotaRO Co. Ltd.	96,384	0.0
12,800		DMG Mori Seiki Co., Ltd	161,856	0.1
4,000		Morita Holdings Corp.	34,121	0.0
4,700		Moshi Moshi Hotline, Inc.	43,142	0.0
11,100		Nabtesco Corp.	256,210	0.1
1,900		NAC Co., Ltd.	29,739	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
22,000		Nachi-Fujikoshi Corp.	$144,848	0.1
13,600		Nagase & Co., Ltd.	167,946	0.1
85,000	L	Nagoya Railroad Co., Ltd.	255,349	0.1
2,900		Namura Shipbuilding Co., Ltd.	27,124	0.0
51,000	L	Nankai Electric Railway Co., Ltd.	197,785	0.1
800		NEC Capital Solutions Ltd.	16,665	0.0
31,000		NGK Insulators Ltd.	646,713	0.2
10,000		Nichias Corp.	64,124	0.0
1,100		Nichiden Corp.	26,106	0.0
3,300		Nichiha Corp.	37,986	0.0
4,000		Nichireki Co., Ltd.	39,805	0.0
24,576	L	Nidec Corp.	1,506,939	0.4
3,900		Nihon M&A Center, Inc.	104,408	0.0
600		Nihon Trim Co., Ltd.	35,377	0.0
8,000		Nikkiso Co., Ltd.	89,053	0.0
4,000		Nikko Co. Ltd./Hyogo	18,630	0.0
7,000		Nippo Corp.	96,565	0.0
16,000		Nippon Carbon Co., Ltd.	30,391	0.0
12,300	L	Nippon Conveyor Co., Ltd.	16,809	0.0
3,000		Nippon Densetsu Kogyo Co., Ltd.	40,353	0.0
91,000		Nippon Express Co., Ltd.	445,052	0.1
1,700		Nippon Kanzai Co., Ltd.	34,227	0.0
12,000		Nippon Koei Co. Ltd.	59,808	0.0
7,400		Nippon Konpo Unyu Soko Co., Ltd.	130,498	0.0
17,600		Nippon Parking Development Co. Ltd.	18,619	0.0
8,000		Nippon Road Co., Ltd.	36,496	0.0
2,000		Nippon Seisen Co., Ltd.	7,976	0.0
8,000		Nippon Sharyo Ltd.	33,190	0.0
112,000		Nippon Sheet Glass Co., Ltd.	159,644	0.1
19,280		Nippon Steel & Sumikin Bussan Corp.	61,993	0.0
6,000		Nippon Thompson Co., Ltd.	29,489	0.0
190,880		Nippon Yusen KK	554,377	0.2
4,000		Nippon Yusoki Co., Ltd.	28,096	0.0
34,000		Nishimatsu Construction Co., Ltd.	109,827	0.0
32,000		Nishi-Nippon Railroad Co., Ltd.	120,913	0.0
1,300		Nishio Rent All Co., Ltd.	48,246	0.0
3,300		Nissei Plastic Industrial Co., Ltd.	19,695	0.0
3,800		Nissha Printing Co., Ltd.	50,118	0.0
12,000		Nissin Corp.	34,175	0.0
5,000		Nissin Electric Co., Ltd.	25,780	0.0
2,400		Nitta Corp.	44,804	0.0
19,000		Nitto Boseki Co., Ltd.	88,626	0.0
3,800		Nitto Kogyo Corp.	79,757	0.0
500		Nitto Kohki Co., Ltd.	9,204	0.0
5,000		Nomura Co., Ltd.	38,989	0.0
13,000		Noritake Co., Ltd.	32,906	0.0
5,100		Noritz Corp.	95,216	0.0
12,000		NS United Kaiun Kaisha Ltd.	28,490	0.0
51,000		NSK Ltd.	523,130	0.2
54,000		NTN Corp.	182,737	0.1
1,900		Obara Corp.	71,367	0.0
79,000		Obayashi Corp.	445,322	0.1
5,000		Obayashi Road Corp.	25,712	0.0
74,000		Odakyu Electric Railway Co., Ltd.	636,972	0.2
1,900		Oiles Corp.	40,652	0.0
10,000		Okamura Corp.	87,623	0.0
7,000		OKK Corp.	9,162	0.0
16,000		Okuma Corp.	128,926	0.0
23,000		Okumura Corp.	102,401	0.0
1,900		Onoken Co., Ltd.	22,700	0.0
4,000		Organo Corp.	18,614	0.0
10,300		OSG Corp.	178,430	0.1
2,600		Oyo Corp.	35,442	0.0
12,500		Park24 Co., Ltd.	237,514	0.1
2,000		Pasco Corp.	8,406	0.0
3,600		Pasona Group, Inc.	21,214	0.0
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	10,641	0.0
31,000		Penta-Ocean Construction Co., Ltd.	105,262	0.0
2,000		Pilot Corp.	82,251	0.0
4,500		Pronexus, Inc.	33,191	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	15,219	0.0
4,700		Raito Kogyo Co., Ltd.	39,241	0.0
10,000		Rasa Industries Ltd.	13,738	0.0
4,200		Rheon Automatic Machinery Co., Ltd.	23,571	0.0
13,000		Ryobi Ltd.	39,700	0.0
7,000		Sakai Heavy Industries Ltd.	24,182	0.0
600		Sakai Moving Service Co., Ltd.	19,815	0.0
3,800		Sanix, Inc.	41,139	0.0
3,000		Sanki Engineering Co., Ltd.	18,970	0.0
3,300		Sankyo Tateyama, Inc.	64,560	0.0
31,000		Sankyu, Inc.	116,454	0.0
22,000		Sanwa Holdings Corp.	142,611	0.1
3,000		Sanyo Denki Co. Ltd.	19,351	0.0
23,000		Sasebo Heavy Industries Co., Ltd.	33,013	0.0
9,000		Sata Construction Co., Ltd.	10,666	0.0
2,400		Sato Holding Corp.	55,577	0.0
2,300		Sato Shoji Corp.	15,372	0.0
24,900		Secom Co., Ltd.	1,431,381	0.4
2,000		Seibu Electric Industry Co., Ltd.	9,150	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,000		Seikitokyu Kogyo Co., Ltd.	$15,528	0.0
17,000		Seino Holdings Co., Ltd.	162,194	0.1
3,600		Sekisui Jushi Corp.	48,746	0.0
10,000		Senko Co., Ltd.	43,384	0.0
6,000		Shibusawa Warehouse Co., Ltd.	22,384	0.0
1,800	L	Shibuya Kogyo Co., Ltd.	47,972	0.0
2,600		Shima Seiki Manufacturing Ltd.	40,031	0.0
79,000		Shimizu Corp.	409,142	0.1
1,900		Shin Nippon Air Technologies Co. Ltd.	11,965	0.0
5,000		Shin-Keisei Electric Railway Co., Ltd.	18,235	0.0
10,000		Shinmaywa Industries Ltd.	91,408	0.0
5,100		Shinnihon Corp.	15,456	0.0
9,000		Shinsho Corp.	18,406	0.0
900		Shinwa Co., Ltd./Nagoya	10,951	0.0
2,400		SHO-BOND Holdings Co., Ltd.	105,930	0.0
6,000		Sinfonia Technology Co. Ltd.	9,444	0.0
4,900		Sintokogio Ltd.	37,421	0.0
5,000		Skymark Airlines, Inc.	14,053	0.0
6,800		SMC Corp.	1,793,384	0.5
2,000		Soda Nikka Co., Ltd.	8,603	0.0
9,100		Sohgo Security Services Co., Ltd.	190,440	0.1
160,200		Sojitz Corp.	273,107	0.1
39,000		Sotetsu Holdings, Inc.	142,858	0.1
4,600		Star Micronics Co., Ltd.	55,596	0.0
3,000		Subaru Enterprise Co., Ltd.	10,017	0.0
2,200		Sugimoto & Co., Ltd.	21,672	0.0
8,600		Sumiseki Holdings, Inc.	9,635	0.0
132,900		Sumitomo Corp.	1,689,900	0.4
1,200		Sumitomo Densetsu Co., Ltd.	14,927	0.0
87,100		Sumitomo Electric Industries Ltd.	1,300,298	0.3
65,700		Sumitomo Heavy Industries	267,216	0.1
63,100	L	Sumitomo Mitsui Construction Co., Ltd.	66,132	0.0
6,000		Sumitomo Precision Products	21,465	0.0
16,000		Sumitomo Warehouse Co., Ltd.	77,893	0.0
20,000		SWCC Showa Holdings Co., Ltd.	20,182	0.0
11,000		Tadano Ltd.	142,669	0.1
3,000		Taihei Dengyo Kaisha Ltd.	18,567	0.0
3,000		Nippon Steel & Sumikin Texeng Co., Ltd.	10,418	0.0
14,000		Taiheiyo Kouhatsu, Inc.	13,391	0.0
3,300		Taikisha Ltd.	71,693	0.0
132,500		Taisei Corp.	591,314	0.2
1,800		Takaoka Toko Holdings Co. Ltd.	34,604	0.0
2,300		Takara Printing Co., Ltd.	18,130	0.0
9,000		Takara Standard Co., Ltd.	69,087	0.0
7,400		Takasago Thermal Engineering Co., Ltd.	75,874	0.0
8,000		Takashima & Co., Ltd.	18,876	0.0
1,800		Takeei Corp.	16,913	0.0
9,000		Takuma Co., Ltd.	64,264	0.0
5,200		Tanseisha Co., Ltd.	23,390	0.0
4,100	L	Tatsuta Electric Wire and Cable Co., Ltd.	21,279	0.0
800		Teikoku Electric Manufacturing Co., Ltd.	26,200	0.0
5,000		Teikoku Sen-I Co., Ltd.	76,805	0.0
14,000	L	Tekken Corp.	37,809	0.0
5,200	L	Temp Holdings Co., Ltd.	137,803	0.1
14,100		THK Co., Ltd.	316,085	0.1
24,000		Toa Corp.	49,045	0.0
4,000		TOA Road Corp.	15,878	0.0
20,600	L	Tobishima Corp.	30,540	0.0
131,000		Tobu Railway Co., Ltd.	632,526	0.2
2,400		Tocalo Co., Ltd.	38,031	0.0
29,000		Toda Corp.	95,190	0.0
5,000		Toenec Corp.	27,472	0.0
11,600		TOKAI Holdings Corp.	39,449	0.0
2,000		Tokyo Energy & Systems, Inc.	9,723	0.0
8,000		TOKYO KEIKI INC.	23,354	0.0
2,500		Tokyo Sangyo Co. Ltd.	9,730	0.0
8,190		Tokyu Construction Co., Ltd.	34,657	0.0
136,000		Tokyu Corp.	831,091	0.2
9,000		Toli Corp.	17,864	0.0
1,900		Tomoe Corp.	8,356	0.0
9,000		Tonami Holdings Co., Ltd.	16,819	0.0
5,400		Toppan Forms Co., Ltd.	50,217	0.0
65,000		Toppan Printing Co., Ltd.	464,738	0.1
3,900		Torishima Pump Manufacturing Co., Ltd.	48,197	0.0
448,000		Toshiba Corp.	1,898,880	0.5
12,000		Toshiba Machine Co., Ltd.	56,866	0.0
4,600		Toshiba Plant Systems & Services Corp.	68,604	0.0
5,000		Tosho Printing Co., Ltd.	21,688	0.0
2,800		Totetsu Kogyo Co., Ltd.	51,853	0.0
35,000	L	Toto Ltd.	485,164	0.1
500		Totoku Electric Co., Ltd.	712	0.0
9,600	L	Toyo Construction Co., Ltd.	33,749	0.0
16,000		Toyo Engineering Corp.	73,343	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,000		Toyo Logistics Co., Ltd.	$12,937	0.0
1,200		Toyo Tanso Co., Ltd.	26,662	0.0
5,000		Toyo Wharf & Warehouse Co., Ltd.	11,950	0.0
25,600		Toyota Tsusho Corp.	649,320	0.2
500		Trancom Co. Ltd.	19,376	0.0
2,700		Trusco Nakayama Corp.	62,237	0.0
12,000		Tsubakimoto Chain Co.	85,973	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	8,282	0.0
11,000		Tsudakoma Corp.	16,989	0.0
8,000		Tsugami Corp.	47,958	0.0
3,000		Tsukishima Kikai Co., Ltd.	33,554	0.0
3,000		Tsurumi Manufacturing Co., Ltd.	38,753	0.0
4,000		Uchida Yoko Co., Ltd.	11,292	0.0
4,100		Ueki Corp.	8,300	0.0
1,000		Union Tool Co.	22,920	0.0
13,800		Ushio, Inc.	178,270	0.1
12,000		Wakachiku Construction Co., Ltd.	16,264	0.0
3,000		Wakita & Co. Ltd.	35,133	0.0
600		Weathernews, Inc.	15,983	0.0
20,500		West Japan Railway Co.	836,735	0.2
4,000		Yahagi Construction Co., Ltd.	39,307	0.0
1,300		YAMABIKO Corp.	52,907	0.0
43,200		Yamato Holdings Co., Ltd.	929,720	0.3
6,900		Yamazen Corp.	45,549	0.0
2,100		Yasuda Warehouse Co., Ltd.	22,323	0.0
4,000		Yokogawa Bridge Corp.	44,100	0.0
4,000		Yondenko Corp.	14,058	0.0
24,000		Yuasa Trading Co., Ltd.	49,135	0.0
4,000		Yuken Kogyo Co., Ltd.	8,729	0.0
1,500		Yusen Logistics Co. Ltd.	18,939	0.0
2,000		Yushin Precision Equipment Co., Ltd.	58,349	0.0
			81,637,240	20.8

		Information Technology: 10.3%
2,300		A&D Co., Ltd.	9,540	0.0
15,300	L	Advantest Corp.	165,441	0.1
5,200		Ai Holdings Corp.	91,904	0.0
4,000		Aichi Tokei Denki Co., Ltd.	11,438	0.0
2,100		Aiphone Co., Ltd.	35,085	0.0
1,280		Alpha Systems, Inc.	19,199	0.0
16,600		Alps Electric Co., Ltd.	197,590	0.1
7,200		Amano Corp.	74,316	0.0
14,200		Anritsu Corp.	162,961	0.1
500		Argo Graphics, Inc.	8,182	0.0
3,100		Arisawa Manufacturing Co., Ltd.	16,642	0.0
3,000		Asahi Net, Inc.	14,230	0.0
200		Ateam, Inc.	9,555	0.0
1,925		Axell Corp.	31,508	0.0
1,800		Broadleaf Co. Ltd.	28,054	0.0
29,700		Brother Industries Ltd.	415,272	0.1
2,500		CAC Corp.	25,128	0.0
1,600		Canon Electronics, Inc.	27,884	0.0
132,066		Canon, Inc.	4,098,778	1.1
5,900		Capcom Co., Ltd.	111,877	0.0
3,000		Computer Institute of Japan Ltd.	12,317	0.0
29,600		Citizen Holdings Co., Ltd.	222,528	0.1
6,200		CMK Corp.	15,811	0.0
2,700	L	Cybernet Systems Co., Ltd.	9,412	0.0
3,600	L	Cybozu, Inc.	12,446	0.0
1,200		Dai-ichi Seiko Co. Ltd	14,298	0.0
23,000		Dainippon Screen Manufacturing Co., Ltd.	106,226	0.0
21,000		Daiwabo Holdings Co., Ltd.	36,609	0.0
5,000		Denki Kogyo Co., Ltd.	30,461	0.0
2,600		Disco Corp.	161,817	0.1
2,100		DTS Corp.	36,775	0.0
2,400	L	Dwango Co., Ltd.	80,028	0.0
2,600		Eizo Nanao Corp.	68,118	0.0
900		Enplas Corp.	50,487	0.0
1,000		ESPEC Corp.	7,765	0.0
1,000		Excel Co., Ltd.	10,981	0.0
870		Faith, Inc.	8,880	0.0
2,300		Fuji Soft, Inc.	48,900	0.0
53,500		Fuji Photo Film Co., Ltd.	1,436,044	0.4
219,000		Fujitsu Ltd.	1,323,751	0.3
1,400		Furuno Electric Co., Ltd.	9,638	0.0
5,000		Future Architect, Inc.	29,994	0.0
8,200		GMO internet, Inc.	81,637	0.0
1,200		GMO Payment Gateway, Inc.	51,129	0.0
4,400		Gurunavi, Inc.	61,753	0.0
13,900	L	Gree, Inc.	153,660	0.1
8,800		Hamamatsu Photonics KK	396,991	0.1
400		Hearts United Group Co. Ltd	11,536	0.0
1,200		Hioki EE Corp.	17,925	0.0
4,000		Hirose Electric Co., Ltd.	549,933	0.2
7,400		Hitachi High-Technologies Corp.	172,383	0.1
5,000		Hitachi Kokusai Electric, Inc.	60,105	0.0
547,146		Hitachi Ltd.	4,050,007	1.0
3,000		Hochiki Corp.	16,230	0.0
8,000		Hokuriku Electric Industry Co., Ltd.	10,846	0.0
4,200		Horiba Ltd.	158,626	0.1
6,400		Hosiden Corp.	31,446	0.0
55,800		Hoya Corp.	1,745,481	0.5
13,900		Ibiden Co., Ltd.	274,247	0.1

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,800		Icom, Inc.	$41,265	0.0
2,600		Ines Corp.	17,864	0.0
1,300		I-Net Corp.	9,164	0.0
2,600		Innotech Corp.	11,101	0.0
3,800	L	Internet Initiative Japan, Inc.	91,542	0.0
2,800		Information Services International-Dentsu Ltd.	34,105	0.0
8,200		IT Holdings Corp.	134,539	0.0
3,900		Itfor, Inc.	17,485	0.0
2,800		Itochu Techno-Solutions Corp.	118,253	0.0
9,000		Iwatsu Electric Co., Ltd.	7,923	0.0
6,000		Japan Aviation Electronics Industry Ltd.	89,397	0.0
2,300		Japan Cash Machine Co., Ltd.	40,749	0.0
2,200		Japan Digital Laboratory Co.	31,668	0.0
5,000		Japan Radio Co., Ltd.	19,116	0.0
1,700		Jastec Co., Ltd.	12,008	0.0
1,600		JBCC Holdings, Inc.	11,675	0.0
2,900		Kaga Electronics Co., Ltd.	40,101	0.0
14,600		Kakaku.com, Inc.	237,363	0.1
2,400		Kanematsu Electronics Ltd.	33,741	0.0
5,100		Keyence Corp.	2,101,030	0.5
1,800		KLab, Inc.	10,231	0.0
1,500		Koa Corp.	16,736	0.0
10,723	L	Konami Corp.	247,414	0.1
60,000		Konica Minolta Holdings, Inc.	561,338	0.2
40,000		Kyocera Corp.	1,802,705	0.5
1,200		Lasertec Corp.	13,494	0.0
1,000		Livesense, Inc.	12,037	0.0
800		Macnica, Inc.	23,735	0.0
3,400	L	Macromill, Inc.	25,711	0.0
2,000		Marubun Corp.	10,429	0.0
800		Maruwa Co., Ltd./Aichi	31,173	0.0
2,300		Marvelous AQL, Inc.	18,773	0.0
2,300		Megachips Corp.	26,986	0.0
1,300		Melco Holdings, Inc.	19,096	0.0
3,200		Mimasu Semiconductor Industry Co., Ltd.	28,490	0.0
1,100		Mitsui High-Tec, Inc.	7,368	0.0
7,900		Mitsumi Electric Co., Ltd.	57,226	0.0
23,720		Murata Manufacturing Co., Ltd.	2,242,038	0.6
3,200		Mutoh Holdings Co., Ltd.	14,751	0.0
1,600		Nagano Keiki Co., Ltd.	10,685	0.0
309,000		NEC Corp.	949,138	0.3
3,000		NEC Networks & System Integration Corp.	60,934	0.0
9,200	L	Net One systems Co., Ltd.	62,469	0.0
3,000		New Japan Radio Co., Ltd.	9,027	0.0
18,900		Nexon Co. Ltd.	158,725	0.1
7,500		Nichicon Corp.	59,317	0.0
3,900		Nidec Copal Electronics Corp.	25,359	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	15,621	0.0
6,500		Nihon Unisys Ltd.	63,412	0.0
13,900		Nintendo Co., Ltd.	1,661,601	0.4
1,900		Nippon Ceramic Co., Ltd.	32,633	0.0
15,000		Nippon Chemi-Con Corp.	46,837	0.0
49,000		Nippon Electric Glass Co., Ltd.	252,445	0.1
5,700		Nippon Signal Co., Ltd.	49,787	0.0
4,000		Nohmi Bosai Ltd.	50,479	0.0
13,000		Nomura Research Institute Ltd.	410,103	0.1
1,700		NS Solutions Corp.	38,547	0.0
4,500		NSD CO., Ltd.	56,327	0.0
15,500		NTT Data Corp.	601,507	0.2
1,600		OBIC Business Consultants Ltd.	53,914	0.0
7,900		Obic Co., Ltd.	249,295	0.1
1,100		Oizumi Corp.	9,506	0.0
94,000		Oki Electric Industry Ltd.	200,659	0.1
25,200		Omron Corp.	1,042,694	0.3
700		Optex Co., Ltd.	12,118	0.0
4,400		Oracle Corp. Japan	199,515	0.1
3,000		Origin Electric Co. Ltd	8,809	0.0
4,000		Osaki Electric Co., Ltd.	23,212	0.0
2,000		Otsuka Corp.	260,865	0.1
300		Panasonic Information Systems	8,175	0.0
1,000		Poletowin Pitcrew Holdings, Inc.	12,881	0.0
12,800	L	Renesas Electronics Corp.	97,717	0.0
69,900		Ricoh Co., Ltd.	810,337	0.2
2,000		Riso Kagaku Corp.	49,616	0.0
12,300		Rohm Co., Ltd.	549,224	0.2
1,400		Roland DG Corp.	55,331	0.0
3,100		Ryosan Co., Ltd.	65,498	0.0
2,000		Ryoyo Electro Corp.	25,694	0.0
13,000		Sanken Electric Co., Ltd.	92,215	0.0
1,800		Sanshin Electronics Co., Ltd.	12,061	0.0
2,800		Satori Electric Co., Ltd.	17,807	0.0
7,000		Saxa Holdings, Inc.	10,754	0.0
16,000		Seiko Epson Corp.	499,948	0.1
5,000		Shibaura Mechatronics Corp.	11,364	0.0
29,000		Shimadzu Corp.	257,657	0.1
6,000		Shindengen Electric Manufacturing Co., Ltd.	26,446	0.0
1,500		Shinkawa Ltd.	8,557	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
8,000		Shinko Electric Industries	$57,595	0.0
1,300		Shinko Shoji Co., Ltd.	11,855	0.0
2,300		Siix Corp.	37,711	0.0
7,000		SMK Corp.	26,481	0.0
1,200		SMS Co. Ltd.	23,376	0.0
600		Softbank Technology Corp.	8,866	0.0
6,200		Softbrain Co., Ltd.	7,980	0.0
1,700		Sourcenext Corp.	12,292	0.0
8,700	L	Square Enix Holdings Co., Ltd.	179,064	0.1
1,800		SRA Holdings	24,181	0.0
14,500		Sumco Corp.	112,340	0.0
5,644		SCSK Corp.	152,179	0.0
1,500		Suzuden Corp.	9,421	0.0
2,600		SystemPro Co., Ltd.	18,711	0.0
2,200		Tachibana Eletech Co., Ltd.	29,679	0.0
11,500	L	Taiyo Yuden Co., Ltd.	141,837	0.0
800		Takachiho Koheki Co. Ltd	8,316	0.0
9,000		Tamura Corp.	22,803	0.0
13,600	L	TDK Corp.	567,149	0.2
20,000		Teac Corp.	13,958	0.0
6,100		TECMO KOEI HOLDINGS CO., Ltd.	82,570	0.0
1,900		TKC Corp.	37,763	0.0
9,000		Toko, Inc.	28,309	0.0
20,200		Tokyo Electron Ltd.	1,255,442	0.3
4,000		Tokyo Seimitsu Co., Ltd.	70,392	0.0
2,200		Tomen Electronics Corp.	35,005	0.0
5,800		Topcon Corp.	94,919	0.0
16,000		Toshiba Tec Corp.	91,117	0.0
700		Toukei Computer Co., Ltd.	9,472	0.0
3,600		Towa Corp.	18,951	0.0
3,600		Toyo Corp./Chuo-ku	37,047	0.0
3,300		Trans Cosmos, Inc.	68,339	0.0
9,800		Trend Micro, Inc.	302,785	0.1
1,200		UKC Holdings Corp.	20,700	0.0
4,400		Ulvac, Inc.	89,895	0.0
8,000		Uniden Corp.	20,034	0.0
600		V Technology Co. Ltd	19,374	0.0
800		Voltage, Inc.	11,510	0.0
17,600	L	Wacom Co., Ltd.	123,334	0.0
163,900		Yahoo! Japan Corp.	802,936	0.2
2,900		Yamaichi Electronics Co., Ltd.	11,708	0.0
7,100		Yamatake Corp.	175,554	0.1
26,000	L	Yaskawa Electric Corp.	359,208	0.1
24,600		Yokogawa Electric Corp.	397,702	0.1
2,200		Yokowo Co., Ltd.	11,937	0.0
			40,330,244	10.3

		Materials: 6.6%
10,000		Achilles Corp.	13,884	0.0
11,000		ADEKA Corp.	126,559	0.0
13,000		Aichi Steel Corp.	51,213	0.0
20,000		Air Water, Inc.	276,023	0.1
500		Alconix Corp.	10,500	0.0
8,000		Araya Industrial Co., Ltd.	12,415	0.0
3,800		Asahi Holdings, Inc.	61,657	0.0
152,000		Asahi Kasei Corp.	1,030,651	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	13,533	0.0
1,800		Carlit Holdings Co. Ltd.	8,255	0.0
6,000		Chuetsu Pulp & Paper Co., Ltd.	12,407	0.0
7,000		Chugoku Marine Paints Ltd.	49,746	0.0
18,000		Dai Nippon Toryo Co., Ltd.	28,744	0.0
31,000		Daicel Corp.	254,160	0.1
39,000		Daido Steel Co., Ltd.	195,028	0.1
4,000		DKS Co. Ltd	12,454	0.0
8,000		Daiken Corp.	21,752	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	9,489	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	37,118	0.0
9,000		Daio Paper Corp.	108,204	0.0
9,000		Daiso Co., Ltd.	31,862	0.0
3,000		DC Co., Ltd.	17,112	0.0
50,000		Denki Kagaku Kogyo K K	171,284	0.1
89,000		Dainippon Ink & Chemicals	233,576	0.1
27,000		Dowa Holdings Co., Ltd.	225,256	0.1
1,900		Earth Chemical Co., Ltd.	69,149	0.0
400		Ebara-Udylite Co., Ltd.	25,404	0.0
2,200		FP Corp.	69,891	0.0
2,600		Fuji Seal International, Inc.	88,407	0.0
2,000		Fujikura Kasei Co., Ltd.	12,350	0.0
1,400		Fujimi, Inc.	17,461	0.0
1,800		Fujimori Kogyo Co., Ltd.	46,622	0.0
30,338		Furukawa-Sky Aluminum Corp.	125,202	0.0
15,000		Godo Steel Ltd.	21,023	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	18,786	0.0
1,000		Hakudo Co., Ltd.	9,098	0.0
3,000		Harima Chemicals, Inc.	13,309	0.0
11,400		Hitachi Chemical Co., Ltd.	155,072	0.1
20,720		Hitachi Metals Ltd.	295,148	0.1
5,000		Hokkan Holdings Ltd.	13,862	0.0
18,000	L	Hokuetsu Kishu Paper Co. Ltd.	90,150	0.0
2,000		Ihara Chemical Industry Co., Ltd.	16,126	0.0
45,000		Ishihara Sangyo Kaisha Ltd.	41,531	0.0

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
2,000		Ishizuka Glass Co. Ltd	$4,226	0.0
1,300		Japan Pile Corp.	10,584	0.0
500		Japan Pure Chemical Co. Ltd.	11,084	0.0
60,847		JFE Holdings, Inc.	1,143,351	0.3
1,600		JSP Corp.	24,679	0.0
22,100		JSR Corp.	408,869	0.1
33,000		Kaneka Corp.	199,691	0.1
29,000		Kansai Paint Co., Ltd.	412,862	0.1
7,000		Kanto Denka Kogyo Co., Ltd.	17,920	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	11,043	0.0
367,000		Kobe Steel Ltd.	487,028	0.1
1,100		Kohsoku Corp.	9,657	0.0
2,300		Konishi Co., Ltd.	40,702	0.0
7,000		Krosaki Harima Corp.	15,356	0.0
5,000		Kumiai Chemical Industry Co., Ltd.	31,816	0.0
38,100		Kuraray Co., Ltd.	435,909	0.1
21,000		Kureha Corp.	99,399	0.0
12,000		Kurimoto Ltd.	26,483	0.0
2,500		Kyoei Steel Ltd.	44,300	0.0
2,600		Kyowa Leather Cloth Co. Ltd	12,191	0.0
5,600		Lintec Corp.	106,745	0.0
8,200		Maruichi Steel Tube Ltd.	212,209	0.1
1,800		MEC Co., Ltd./Japan	13,942	0.0
1,000		Mitani Sekisan Co. Ltd	15,687	0.0
51,000		Mitsubishi Paper Mills Ltd.	45,424	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	23,630	0.0
152,600		Mitsubishi Chemical Holdings Corp.	633,736	0.2
38,000		Mitsubishi Gas Chemical Co., Inc.	214,221	0.1
150,520		Mitsubishi Materials Corp.	426,575	0.1
110,000		Mitsui Chemicals, Inc.	269,308	0.1
63,000		Mitsui Mining & Smelting Co., Ltd.	145,418	0.1
800		MORESCO Corp.	11,908	0.0
4,000		Nakabayashi Co. Ltd.	8,020	0.0
17,000		Nakayama Steel Works Ltd.	13,851	0.0
4,700		Neturen Co., Ltd.	30,001	0.0
6,000		Nihon Nohyaku Co., Ltd.	90,258	0.0
6,000		Nihon Parkerizing Co., Ltd.	138,516	0.0
18,000		Nihon Yamamura Glass Co., Ltd.	31,753	0.0
6,000	L	Nippon Carbide Industries Co., Inc.	13,369	0.0
5,000		Nippon Concrete Industries Co., Ltd.	18,432	0.0
11,000		Nippon Denko Co., Ltd.	29,310	0.0
2,300		Nippon Fine Chemical Co., Ltd.	14,805	0.0
18,000		Nippon Kayaku Co., Ltd.	202,346	0.1
7,000		Nippon Kinzoku Co., Ltd.	8,802	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	15,028	0.0
56,000		Nippon Light Metal Holdings Co. Ltd.	73,206	0.0
22,000		Nippon Paint Co., Ltd.	333,113	0.1
12,929	L	Nippon Paper Industries Co. Ltd.	243,758	0.1
3,000		Nippon Pillar Packing Co., Ltd.	23,291	0.0
21,000		Nippon Shokubai Co., Ltd.	248,652	0.1
16,000		Nippon Soda Co., Ltd.	86,671	0.0
1,001,355		Nippon Steel Corp.	2,732,474	0.7
5,000		Nippon Synthetic Chemical Industry Co., Ltd.	35,966	0.0
14,000		Nippon Valqua Industries Ltd.	38,782	0.0
19,000	L	Nippon Yakin Kogyo Co., Ltd.	60,857	0.0
16,500		Nissan Chemical Industries Ltd.	247,005	0.1
10,076		Nisshin Steel Holdings Co. Ltd.	86,308	0.0
800		Nitta Gelatin, Inc.	8,085	0.0
6,000		Nittetsu Mining Co., Ltd.	23,516	0.0
19,700		Nitto Denko Corp.	944,692	0.3
18,000		NOF Corp.	130,192	0.0
108,000		OJI Paper Co., Ltd.	483,072	0.1
4,900		Okabe Co., Ltd.	70,440	0.0
9,000		Okamoto Industries, Inc.	30,292	0.0
4,000		Okura Industrial Co., Ltd.	12,506	0.0
1,400		Osaka Steel Co., Ltd.	24,532	0.0
2,600	L	OSAKA Titanium Technologies Co.	45,081	0.0
17,000		Pacific Metals Co., Ltd.	63,217	0.0
2,200		Pack Corp.	42,003	0.0
21,000		Rengo Co., Ltd.	112,489	0.0
3,000		Riken Technos Corp.	17,012	0.0
5,000		Sakai Chemical Industry Co. Ltd.	15,513	0.0
4,000		Sakata INX Corp.	37,927	0.0
7,000		Sanyo Chemical Industries Ltd.	44,899	0.0
15,000		Sanyo Special Steel Co., Ltd.	62,913	0.0
1,100		Seiko PMC Corp.	15,435	0.0
9,000		Sekisui Plastics Co., Ltd.	24,012	0.0
2,000		Shikoku Chemicals Corp.	14,397	0.0
4,000		Shinagawa Refractories Co., Ltd.	8,096	0.0
42,400		Shin-Etsu Chemical Co., Ltd.	2,417,053	0.6

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
6,500		Shin-Etsu Polymer Co., Ltd.	$24,344	0.0
161,000		Showa Denko KK	227,918	0.1
1,600		Stella Chemifa Corp.	22,841	0.0
18,000		Sumitomo Bakelite Co., Ltd.	69,241	0.0
172,000		Sumitomo Chemical Co., Ltd.	634,146	0.2
62,000		Sumitomo Metal Mining Co., Ltd.	777,101	0.2
44,000		Sumitomo Osaka Cement Co., Ltd.	181,821	0.1
7,000		Sumitomo Seika Chemicals Co., Ltd.	47,124	0.0
3,500		T Hasegawa Co., Ltd.	57,252	0.0
140,000		Taiheiyo Cement Corp.	504,188	0.1
800		Taisei Lamick Co., Ltd.	20,506	0.0
1,900		Taiyo Ink Manufacturing Co., Ltd.	56,178	0.0
32,000		Taiyo Nippon Sanso Corp.	251,701	0.1
11,000		Takasago International Corp.	63,510	0.0
11,000		Takiron Co., Ltd.	45,295	0.0
4,000		Tayca Corp.	11,296	0.0
102,000		Teijin Ltd.	252,728	0.1
2,200		Tenma Corp.	30,442	0.0
29,000		Toagosei Co., Ltd.	123,852	0.0
4,000		Toda Kogyo Corp.	10,042	0.0
3,000		Toho Titanium Co., Ltd.	17,938	0.0
12,000		Toho Zinc Co., Ltd.	36,337	0.0
25,000		Tokai Carbon Co., Ltd.	84,713	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	24,535	0.0
39,000		Tokuyama Corp.	127,436	0.0
4,900		Tokyo Ohka Kogyo Co., Ltd.	108,174	0.0
11,000		Tokyo Rope Manufacturing Co., Ltd.	17,025	0.0
12,100		Tokyo Steel Manufacturing Co., Ltd.	64,773	0.0
6,000		Tokyo Tekko Co., Ltd.	24,463	0.0
6,000		Tomoegawa Co., Ltd.	11,509	0.0
15,000		Tomoku Co., Ltd.	42,553	0.0
12,000		Topy Industries Ltd.	21,182	0.0
175,000	L	Toray Industries, Inc.	1,154,676	0.3
63,000		Tosoh Corp.	242,674	0.1
24,000		Toyo Ink Manufacturing Co., Ltd.	96,836	0.0
7,000		Toyo Kohan Co., Ltd.	34,290	0.0
17,700		Toyo Seikan Kaisha Ltd.	287,247	0.1
100,000		Toyobo Co., Ltd.	156,710	0.1
4,000		TYK Corp.	8,539	0.0
121,000		Ube Industries Ltd./Japan	222,873	0.1
5,000		Wood One Co., Ltd.	15,741	0.0
5,400		Yamato Kogyo Co., Ltd.	169,297	0.1
18,000		Yodogawa Steel Works Ltd.	74,554	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	10,811	0.0
20,000		Zeon Corp.	180,837	0.1
			25,826,623	6.6

		Telecommunication Services: 5.1%
69,500		KDDI Corp.	4,035,518	1.0
88,200		Nippon Telegraph & Telephone Corp.	4,792,932	1.2
183,800	L	NTT DoCoMo, Inc.	2,896,226	0.8
110,650		Softbank Corp.	8,361,628	2.1
			20,086,304	5.1

		Utilities: 2.1%
74,600		Chubu Electric Power Co., Inc.	877,707	0.2
32,300		Chugoku Electric Power Co., Inc.	449,449	0.1
14,600		Electric Power Development Co., Ltd.	410,631	0.1
22,700		Hokkaido Electric Power Co., Inc.	191,331	0.1
6,000		Hokkaido Gas Co., Ltd.	16,459	0.0
23,500		Hokuriku Electric Power Co.	304,704	0.1
2,000	@	K&O Energy Group, Inc.	27,496	0.0
93,200		Kansai Electric Power Co., Inc.	955,341	0.2
50,900		Kyushu Electric Power Co., Inc.	622,326	0.2
1,300		Okinawa Electric Power Co., Inc.	44,045	0.0
229,000		Osaka Gas Co., Ltd.	865,502	0.2
30,000		Saibu Gas Co., Ltd.	75,816	0.0
21,300		Shikoku Electric Power Co., Inc.	288,806	0.1
6,000		Shizuoka Gas Co., Ltd.	36,602	0.0
59,000		Toho Gas Co., Ltd.	320,575	0.1
57,600		Tohoku Electric Power Co., Inc.	592,353	0.2
194,400		Tokyo Electric Power Co., Inc.	782,150	0.2
268,000		Tokyo Gas Co., Ltd.	1,358,934	0.3
			8,220,227	2.1

	Total Common Stock
	(Cost $345,964,063)		378,543,291	96.6

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc(1): 5.8%
5,418,088	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $5,418,098, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $5,526,461, due 01/31/16-11/01/43)	$5,418,088	1.4
5,418,088	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $5,418,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,526,450, due 05/15/14-09/01/49)	5,418,088	1.4
1,140,553	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $1,140,555, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,163,365, due 08/15/23-05/15/43)	1,140,553	0.3
5,418,088	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $5,418,097, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $5,526,463, due 04/15/14-11/15/30)	5,418,088	1.3
5,418,088	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $5,418,103, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $5,526,450, due 04/01/14-05/01/47)	5,418,088	1.4
		22,812,905	5.8

	Total Short-Term Investments
	(Cost $22,812,905)	22,812,905	5.8

	Total Investments in Securities (Cost $368,776,968)	$401,356,196	102.4
	Liabilities in Excess of Other Assets	(9,383,849)	(2.4)
	Net Assets	$391,972,347	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $373,956,198.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,937,965
Gross Unrealized Depreciation	(34,537,967)

Net Unrealized Appreciation	$27,399,998

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$29,564	$78,324,124	$–	$78,353,688
Consumer Staples	30,472	27,992,079	–	28,022,551
Energy	–	4,243,201	–	4,243,201
Financials	119,116	68,939,161	–	69,058,277
Health Care	–	22,764,936	–	22,764,936
Industrials	–	81,637,240	–	81,637,240
Information Technology	–	40,330,244	–	40,330,244
Materials	–	25,826,623	–	25,826,623
Telecommunication Services	–	20,086,304	–	20,086,304
Utilities	27,496	8,192,731	–	8,220,227
Total Common Stock	206,648	378,336,643	–	378,543,291
Short-Term Investments	–	22,812,905	–	22,812,905
Total Investments, at fair value	$206,648	$401,149,548	$–	$401,356,196
Other Financial Instruments+
Forward Foreign Currency Contracts	–	31,570	–	31,570
Total Assets	$206,648	$401,181,118	$–	$401,387,766
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(196,822)	$–	$(196,822)
Futures	(182,201)	–	–	(182,201)
Total Liabilities	$(182,201)	$(196,822)	$–	$(379,023)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Japanese Yen	1,313,000,000	Buy	06/18/14	$12,923,063	$12,726,241	$(196,822)
							$(196,822)

Brown Brothers Harriman & Co.	Japanese Yen	100,000,000	Sell	06/18/14	$985,122	$969,248	$15,874
Citigroup, Inc.	Japanese Yen	190,000,000	Sell	06/18/14	1,857,270	1,841,574	15,696
							$31,570

Voya Japan TOPIX Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	113	06/12/14	$13,170,469	$(182,201)
			$13,170,469	$(182,201)

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$31,570
Total Asset Derivatives		$31,570

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$196,822
Equity contracts	Futures contracts	182,201
Total Liability Derivatives		$379,023

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Brown Brothers Harriman & Co.	Citigroup, Inc.	Totals
Assets:
Forward foreign currency contracts	$15,874	$15,696	$31,570
Total Assets	$15,874	$15,696	$31,570

Liabilities:
Forward foreign currency contracts	$–	$196,822	$196,822
Total Liabilities	$–	$196,822	$196,822

Net OTC derivative instruments by counterparty, at fair value	$15,874	$(181,126)	$(165,252)

Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$–

Net Exposure(1)	$15,874	$(181,126)	$(165,252)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 16.3%
26,855	@	Amazon.com, Inc.	$9,037,245	1.8
41,051		CBS Corp. - Class B	2,536,952	0.5
177,096		Comcast Corp. - Class A	8,858,342	1.8
35,874		DirecTV Group	2,741,491	0.6
98,979		Ford Motor Co.	1,544,072	0.3
106,698		Home Depot, Inc.	8,443,013	1.7
28,553		Las Vegas Sands Corp.	2,306,511	0.5
24,321	@	Liberty Global PLC - Class A	1,011,754	0.2
24,321	@	Liberty Global PLC - Class C	990,108	0.2
75,232		Lowe's Cos., Inc.	3,678,845	0.7
73,230		McDonald's Corp.	7,178,737	1.4
26,742		News Corp - Class A	460,497	0.1
51,734		Nike, Inc.	3,821,073	0.8
3,768	@	Priceline.com, Inc.	4,491,042	0.9
106,401	@	Sirius XM Holdings, Inc.	340,483	0.1
54,686		Starbucks Corp.	4,012,859	0.8
36,744		Target Corp.	2,223,379	0.4
21,254		Time Warner Cable, Inc.	2,915,624	0.6
52,576		TJX Cos., Inc.	3,188,734	0.6
106,974		Twenty-First Century Fox, Inc. Class A	3,419,959	0.7
32,577		Viacom - Class B	2,768,719	0.6
29,203		Walt Disney Co.	2,338,284	0.5
32,857		Yum! Brands, Inc.	2,477,089	0.5
			80,784,812	16.3

		Consumer Staples: 13.1%
146,716		Altria Group, Inc.	5,491,580	1.1
3,630		Archer-Daniels-Midland Co.	157,506	0.0
279,377		Coca-Cola Co.	10,800,715	2.2
68,130		Colgate-Palmolive Co.	4,419,593	0.9
31,875		Costco Wholesale Corp.	3,559,800	0.7
10,282		CVS Caremark Corp.	769,711	0.2
16,920		Estee Lauder Cos., Inc.	1,131,610	0.2
47,088		General Mills, Inc.	2,440,100	0.5
17,499		Kellogg Co.	1,097,362	0.2
23,484		Kimberly-Clark Corp.	2,589,111	0.5
43,418		Kraft Foods Group, Inc.	2,435,750	0.5
112,957		PepsiCo, Inc.	9,431,910	1.9
119,459		Philip Morris International, Inc.	9,780,108	2.0
17,431		Reynolds American, Inc.	931,164	0.2
15,001		Sysco Corp.	541,986	0.1
52,115		Walgreen Co.	3,441,153	0.7
77,982		Wal-Mart Stores, Inc.	5,960,164	1.2
			64,979,323	13.1

		Energy: 4.0%
2,001		Anadarko Petroleum Corp.	169,605	0.0
2,022		Baker Hughes, Inc.	131,470	0.0
18,603		EOG Resources, Inc.	3,649,351	0.8
61,957		Halliburton Co.	3,648,648	0.8
44,309		Kinder Morgan, Inc.	1,439,599	0.3
97,104		Schlumberger Ltd.	9,467,640	1.9
27,381		Williams Cos., Inc.	1,111,121	0.2
			19,617,434	4.0

		Financials: 3.9%
69,205		American Express Co.	6,230,526	1.3
28,888		American Tower Corp.	2,365,061	0.5
3,367		Blackrock, Inc.	1,058,854	0.2
10,914		Charles Schwab Corp.	298,280	0.1
2,759		Chubb Corp.	246,379	0.0
30,012		Franklin Resources, Inc.	1,626,050	0.3
1,781		Loews Corp.	78,453	0.0
26,898		Marsh & McLennan Cos., Inc.	1,326,072	0.3
13,016		Prudential Financial, Inc.	1,101,804	0.2
9,747		Public Storage, Inc.	1,642,272	0.3
16,919		Simon Property Group, Inc.	2,774,716	0.6
6,973		Travelers Cos., Inc.	593,402	0.1
			19,341,869	3.9

		Health Care: 11.7%
115,680		AbbVie, Inc.	5,945,952	1.2
7,350		Aetna, Inc.	551,029	0.1
21,652		Allergan, Inc.	2,687,013	0.5
54,779		Amgen, Inc.	6,756,442	1.4
39,589		Baxter International, Inc.	2,912,959	0.6
14,189		Becton Dickinson & Co.	1,661,248	0.3
17,339	@	Biogen Idec, Inc.	5,303,480	1.1
103,301		Bristol-Myers Squibb Co.	5,366,487	1.1
30,469	@	Celgene Corp.	4,253,472	0.9
15,860		Eli Lilly & Co.	933,520	0.2
49,539	@	Express Scripts Holding Co.	3,719,884	0.8
111,417	@	Gilead Sciences, Inc.	7,895,009	1.6
2,781	@	Intuitive Surgical, Inc.	1,218,050	0.2
26,466		Johnson & Johnson	2,599,755	0.5
16,553		McKesson Corp.	2,922,763	0.6
5,851		Regeneron Pharmaceuticals, Inc.	1,756,938	0.4
14,108		Stryker Corp.	1,149,379	0.2
			57,633,380	11.7

		Industrials: 10.8%
42,650		3M Co.	5,785,899	1.2
55,417		Boeing Co.	6,954,279	1.4
8,693		Caterpillar, Inc.	863,823	0.2
37,243		CSX Corp.	1,078,930	0.2
11,367		Cummins, Inc.	1,693,569	0.3
8,879		Danaher Corp.	665,925	0.1
28,346		Deere & Co.	2,573,817	0.5
39,278		Emerson Electric Co.	2,623,770	0.5
57,469		Honeywell International, Inc.	5,330,824	1.1
9,684		Illinois Tool Works, Inc.	787,600	0.2

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,963		Lockheed Martin Corp.	$3,095,520	0.6
4,164		Norfolk Southern Corp.	404,616	0.1
10,688		Precision Castparts Corp.	2,701,499	0.6
34,095		Union Pacific Corp.	6,398,268	1.3
52,907		United Parcel Service, Inc. - Class B	5,152,084	1.0
62,917		United Technologies Corp.	7,351,222	1.5
2,711		Waste Management, Inc.	114,052	0.0
			53,575,697	10.8

		Information Technology: 31.5%
46,943		Accenture PLC	3,742,296	0.8
14,299	@	Adobe Systems, Inc.	940,016	0.2
51,901		Apple, Inc.	27,857,343	5.6
35,439		Automatic Data Processing, Inc.	2,738,017	0.6
18,233		Broadcom Corp.	573,975	0.1
44,060		Cognizant Technology Solutions Corp.	2,229,877	0.4
94,794	@	eBay, Inc.	5,236,420	1.1
76,734		EMC Corp.	2,103,279	0.4
124,441		Facebook, Inc.	7,496,326	1.5
19,698		Google, Inc. – Class A	21,953,618	4.4
71,414		International Business Machines Corp.	13,746,481	2.8
23,604		Intel Corp.	609,219	0.1
85,359		Mastercard, Inc.	6,376,317	1.3
609,979		Microsoft Corp.	25,003,039	5.1
245,474		Oracle Corp.	10,042,341	2.0
126,208		Qualcomm, Inc.	9,952,763	2.0
43,089		Salesforce.com, Inc.	2,459,951	0.5
81,011		Texas Instruments, Inc.	3,819,669	0.8
4,471	L	Twitter, Inc.	208,662	0.0
38,161		Visa, Inc.	8,237,433	1.7
6,247		VMware, Inc.	674,801	0.1
			156,001,843	31.5

		Materials: 3.9%
11,579		Dow Chemical Co.	562,624	0.1
19,153		Ecolab, Inc.	2,068,332	0.4
67,230		EI Du Pont de Nemours & Co.	4,511,133	0.9
28,162	@	LyondellBasell Industries NV - Class A	2,504,728	0.5
38,994		Monsanto Co.	4,436,347	0.9
9,483		PPG Industries, Inc.	1,834,581	0.4
21,602		Praxair, Inc.	2,829,214	0.6
11,524		Southern Copper Corp.	335,464	0.1
			19,082,423	3.9

		Telecommunication Services: 2.9%
11,253		Sprint Corp.	103,415	0.0
301,449		Verizon Communications, Inc.	14,339,929	2.9
			14,443,344	2.9

	Total Common Stock (Cost $264,730,652)		485,460,125	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc(1): 0.0%
83,313	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $83,313, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $84,979, due 05/08/14-08/15/43)
	(Cost $83,313)	83,313	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
7,044,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $7,044,055)	7,044,055	1.4

	Total Short-Term Investments (Cost $7,127,368)	7,127,368	1.4

	Total Investments in Securities (Cost $271,858,020)	$492,587,493	99.5
	Assets in Excess of Other Liabilities	2,327,374	0.5
	Net Assets	$494,914,867	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $271,933,834.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$221,327,270
Gross Unrealized Depreciation	(673,611)

Net Unrealized Appreciation	$220,653,659

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$485,460,125	$–	$–	$485,460,125
Short-Term Investments	7,044,055	83,313	–	7,127,368
Total Investments, at fair value	$492,504,180	$83,313	$–	$492,587,493
Other Financial Instruments+
Futures	111,038	–	–	111,038
Total Assets	$492,615,218	$83,313	$–	$492,698,531

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	105	06/20/14	$9,789,150	$111,038
			$9,789,150	$111,038

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$111,038
Total Asset Derivatives		$111,038

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 10.9%
20,767	@	Amazon.com, Inc.	$6,988,511	0.9
23,736		Carnival Corp.	898,645	0.1
34,652		CBS Corp. - Class B	2,141,494	0.3
148,129		Comcast Corp. - Class A	7,409,413	1.0
27,500		DirecTV Group	2,101,550	0.3
218,025		Ford Motor Co.	3,401,190	0.4
70,187		General Motors Co.	2,415,837	0.3
82,506		Home Depot, Inc.	6,528,700	0.9
38,687		Johnson Controls, Inc.	1,830,669	0.2
21,996		Las Vegas Sands Corp.	1,776,837	0.2
21,957	@	Liberty Global PLC - Class A	913,411	0.1
21,994	@	Liberty Global PLC - Class C	895,376	0.1
58,181		Lowe's Cos., Inc.	2,845,051	0.4
56,459		McDonald's Corp.	5,534,676	0.7
28,216		News Corp - Class A	485,879	0.1
40,003		Nike, Inc.	2,954,622	0.4
2,914	@	Priceline.com, Inc.	3,473,167	0.5
172,953	@	Sirius XM Holdings, Inc.	553,450	0.1
42,290		Starbucks Corp.	3,103,240	0.4
36,250		Target Corp.	2,193,487	0.3
21,080		Thomson Reuters Corp.	720,936	0.1
16,236		Time Warner Cable, Inc.	2,227,254	0.3
52,645		Time Warner, Inc.	3,439,298	0.4
40,630		TJX Cos., Inc.	2,464,209	0.3
112,251		Twenty-First Century Fox, Inc. Class A	3,588,664	0.5
25,194		Viacom - Class B	2,141,238	0.3
101,717		Walt Disney Co.	8,144,480	1.1
25,388		Yum! Brands, Inc.	1,914,001	0.2
			83,085,285	10.9

		Consumer Staples: 10.1%
113,448		Altria Group, Inc.	4,246,359	0.6
37,228		Archer-Daniels-Midland Co.	1,615,323	0.2
216,024		Coca-Cola Co.	8,351,488	1.1
52,629		Colgate-Palmolive Co.	3,414,043	0.4
24,647		Costco Wholesale Corp.	2,752,577	0.4
69,122		CVS Caremark Corp.	5,174,473	0.7
13,164		Estee Lauder Cos., Inc.	880,408	0.1
36,405		General Mills, Inc.	1,886,507	0.2
14,758		Kellogg Co.	925,474	0.1
21,673		Kimberly-Clark Corp.	2,389,448	0.3
33,580		Kraft Foods Group, Inc.	1,883,838	0.2
100,796		Mondelez International, Inc.	3,482,502	0.5
87,234		PepsiCo, Inc.	7,284,039	1.0
92,374		Philip Morris International, Inc.	7,562,659	1.0
154,665		Procter & Gamble Co.	12,465,999	1.6
17,914		Reynolds American, Inc.	956,966	0.1
33,720		Sysco Corp.	1,218,304	0.2
53,408		Walgreen Co.	3,526,530	0.5
90,951		Wal-Mart Stores, Inc.	6,951,385	0.9
			76,968,322	10.1

		Energy: 10.8%
28,322		Anadarko Petroleum Corp.	2,400,573	0.3
22,133		Apache Corp.	1,835,932	0.2
24,573		Baker Hughes, Inc.	1,597,736	0.2
109,486		Chevron Corp.	13,018,980	1.7
69,055		ConocoPhillips	4,858,019	0.6
22,930		Devon Energy Corp.	1,534,705	0.2
15,368		EOG Resources, Inc.	3,014,741	0.4
251,136		ExxonMobil Corp.	24,530,965	3.2
47,912		Halliburton Co.	2,821,538	0.4
16,421		Hess Corp.	1,360,972	0.2
37,271		Kinder Morgan, Inc.	1,210,935	0.2
40,038		Marathon Oil Corp.	1,422,150	0.2
17,001		Marathon Petroleum Corp.	1,479,767	0.2
24,130		National Oilwell Varco, Inc.	1,879,003	0.3
45,500		Occidental Petroleum Corp.	4,335,695	0.6
33,188		Phillips 66	2,557,467	0.3
75,093		Schlumberger Ltd.	7,321,568	1.0
37,788		Spectra Energy Corp.	1,395,889	0.2
30,808		Valero Energy Corp.	1,635,905	0.2
38,554		Williams Cos., Inc.	1,564,521	0.2
			81,777,061	10.8

		Financials: 15.8%
19,210	@	ACE Ltd.	1,902,943	0.2
26,328		Aflac, Inc.	1,659,717	0.2
83,391		American International Group, Inc.	4,170,384	0.5
26,452		Allstate Corp.	1,496,654	0.2
53,516		American Express Co.	4,818,046	0.6
22,338		American Tower Corp.	1,828,812	0.2
608,895		Bank of America Corp.	10,472,994	1.4
65,563		Bank of New York Mellon Corp.	2,313,718	0.3
39,624		BB&T Corp.	1,591,696	0.2
101,579	@	Berkshire Hathaway, Inc.	12,694,328	1.7
7,376		Blackrock, Inc.	2,319,605	0.3
32,874		Capital One Financial Corp.	2,536,558	0.3
62,012		Charles Schwab Corp.	1,694,788	0.2
13,938		Chubb Corp.	1,244,664	0.2
171,863		Citigroup, Inc.	8,180,679	1.1
17,815		CME Group, Inc.	1,318,488	0.2
27,460		Discover Financial Services	1,597,897	0.2
20,467		Equity Residential	1,186,881	0.2
23,344		Franklin Resources, Inc.	1,264,778	0.2
25,897		Goldman Sachs Group, Inc.	4,243,224	0.6
213,475		JPMorgan Chase & Co.	12,960,067	1.7
17,326		Loews Corp.	763,210	0.1

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
31,138		Marsh & McLennan Cos., Inc.	$1,535,103	0.2
50,493		Metlife, Inc.	2,666,030	0.4
86,016		Morgan Stanley	2,681,119	0.4
29,902		PNC Financial Services Group, Inc.	2,601,474	0.3
26,206		Prudential Financial, Inc.	2,218,338	0.3
8,088		Public Storage, Inc.	1,362,747	0.2
17,512		Simon Property Group, Inc.	2,871,968	0.4
24,342		State Street Corp.	1,692,986	0.2
19,962		Travelers Cos., Inc.	1,698,766	0.2
104,463		US Bancorp.	4,477,284	0.6
272,693		Wells Fargo & Co.	13,563,750	1.8
			119,629,696	15.8

		Health Care: 13.6%
88,039		Abbott Laboratories	3,390,382	0.4
89,456		AbbVie, Inc.	4,598,038	0.6
21,367		Aetna, Inc.	1,601,884	0.2
16,741		Allergan, Inc.	2,077,558	0.3
42,360		Amgen, Inc.	5,224,682	0.7
30,606		Baxter International, Inc.	2,251,989	0.3
10,973		Becton Dickinson & Co.	1,284,719	0.2
13,407	@	Biogen Idec, Inc.	4,100,799	0.5
92,767		Bristol-Myers Squibb Co.	4,819,246	0.6
23,558	@	Celgene Corp.	3,288,697	0.4
26,569		Covidien PLC	1,957,072	0.3
55,993		Eli Lilly & Co.	3,295,748	0.4
43,829	@	Express Scripts Holding Co.	3,291,120	0.4
86,154	@	Gilead Sciences, Inc.	6,104,872	0.8
2,164	@	Intuitive Surgical, Inc.	947,810	0.1
158,650		Johnson & Johnson	15,584,189	2.1
3,338		Mallinckrodt PLC - W/I	211,663	0.0
12,798		McKesson Corp.	2,259,743	0.3
57,385		Medtronic, Inc.	3,531,473	0.5
170,554		Merck & Co., Inc.	9,682,351	1.3
377,743		Pfizer, Inc.	12,133,105	1.6
4,524		Regeneron Pharmaceuticals, Inc.	1,358,467	0.2
18,743		Stryker Corp.	1,526,992	0.2
22,082		Thermo Fisher Scientific, Inc.	2,655,140	0.4
57,614		UnitedHealth Group, Inc.	4,723,772	0.6
15,956		WellPoint, Inc.	1,588,420	0.2
			103,489,931	13.6

		Industrials: 10.2%
38,981		3M Co.	5,288,162	0.7
42,830		Boeing Co.	5,374,737	0.7
37,148		Caterpillar, Inc.	3,691,397	0.5
57,732		CSX Corp.	1,672,496	0.2
10,708		Cummins, Inc.	1,595,385	0.2
33,811		Danaher Corp.	2,535,825	0.3
21,917		Deere & Co.	1,990,063	0.3
26,717		Eaton Corp. PLC	2,006,981	0.3
40,607		Emerson Electric Co.	2,712,548	0.4
16,691		FedEx Corp.	2,212,559	0.3
16,868		General Dynamics Corp.	1,837,262	0.2
584,001		General Electric Co.	15,119,786	2.0
44,439		Honeywell International, Inc.	4,122,162	0.5
20,114		Illinois Tool Works, Inc.	1,635,872	0.2
14,655		Lockheed Martin Corp.	2,392,282	0.3
17,797		Norfolk Southern Corp.	1,729,334	0.2
12,538		Northrop Grumman Corp.	1,546,938	0.2
8,264		Precision Castparts Corp.	2,088,809	0.3
18,334		Raytheon Co.	1,811,216	0.2
26,365		Union Pacific Corp.	4,947,656	0.7
40,913		United Parcel Service, Inc. - Class B	3,984,108	0.5
51,920		United Technologies Corp.	6,066,333	0.8
26,539		Waste Management, Inc.	1,116,496	0.2
			77,478,407	10.2

		Information Technology: 19.9%
36,295		Accenture PLC	2,893,437	0.4
28,350	@	Adobe Systems, Inc.	1,863,729	0.3
53,016		Apple, Inc.	28,455,808	3.7
27,407		Automatic Data Processing, Inc.	2,117,465	0.3
32,443		Broadcom Corp.	1,021,306	0.1
301,854		Cisco Systems, Inc.	6,764,548	0.9
34,070		Cognizant Technology Solutions Corp.	1,724,283	0.2
78,628		Corning, Inc.	1,637,035	0.2
73,305	@	eBay, Inc.	4,049,368	0.5
118,655		EMC Corp.	3,252,334	0.4
96,227		Facebook, Inc.	5,796,714	0.8
15,232		Google, Inc. – Class A	16,976,216	2.2
109,796		Hewlett-Packard Co.	3,552,999	0.5
55,222		International Business Machines Corp.	10,629,683	1.4
280,761		Intel Corp.	7,246,441	1.0
66,004		Mastercard, Inc.	4,930,499	0.7
471,682		Microsoft Corp.	19,334,245	2.5
189,828		Oracle Corp.	7,765,863	1.0
97,591		Qualcomm, Inc.	7,696,026	1.0
33,322		Salesforce.com, Inc.	1,902,353	0.3
62,644		Texas Instruments, Inc.	2,953,665	0.4
4,474	L	Twitter, Inc.	208,802	0.0
29,510		Visa, Inc.	6,370,029	0.8
4,827		VMware, Inc.	521,412	0.1
50,508	@	Yahoo!, Inc.	1,813,237	0.2
			151,477,497	19.9

		Materials: 2.9%
11,764		Air Products & Chemicals, Inc.	1,400,387	0.2
68,312		Dow Chemical Co.	3,319,280	0.4
14,812		Ecolab, Inc.	1,599,548	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
51,990	EI Du Pont de Nemours & Co.	$3,488,529	0.5
58,413	Freeport-McMoRan Copper & Gold, Inc.	1,931,718	0.3
21,775	@ LyondellBasell Industries NV - Class A	1,936,668	0.3
30,155	Monsanto Co.	3,430,734	0.4
17,046	Mosaic Co.	852,300	0.1
8,059	PPG Industries, Inc.	1,559,094	0.2
16,705	Praxair, Inc.	2,187,854	0.3
8,969	Southern Copper Corp.	261,088	0.0
		21,967,200	2.9

	Telecommunication Services: 3.1%
303,869	AT&T, Inc.	10,656,686	1.4
32,842	CenturyTel, Inc.	1,078,531	0.1
47,599	Sprint Corp.	437,435	0.1
233,102	Verizon Communications, Inc.	11,088,662	1.5
		23,261,314	3.1

	Utilities: 1.8%
27,375	American Electric Power Co., Inc.	1,386,818	0.2
32,585	Dominion Resources, Inc.	2,313,209	0.3
39,842	Duke Energy Corp.	2,837,547	0.4
48,331	Exelon Corp.	1,621,988	0.2
23,899	NextEra Energy, Inc.	2,285,222	0.3
24,909	Pacific Gas & Electric Co.	1,076,069	0.1
49,085	Southern Co.	2,156,795	0.3
		13,677,648	1.8

	Total Common Stock
	(Cost $354,389,066)	752,812,361	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc(1): 0.0%
215,878	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $215,878, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $220,196, due 08/15/23-05/15/43)
	(Cost $215,878)	215,878	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
5,669,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,669,000)	$5,669,000	0.8

	Total Short-Term Investments
	(Cost $5,884,878)	5,884,878	0.8

	Total Investments in Securities (Cost $360,273,944)	$758,697,239	99.9
	Assets in Excess of Other Liabilities	1,084,973	0.1
	Net Assets	$759,782,212	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $365,537,379.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$399,480,475
Gross Unrealized Depreciation	(6,320,615)

Net Unrealized Appreciation	$393,159,860

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$752,812,361	$–	$–	$752,812,361
Short-Term Investments	5,669,000	215,878	–	5,884,878
Total Investments, at fair value	$758,481,361	$215,878	$–	$758,697,239
Other Financial Instruments+
Futures	62,327	–	–	62,327
Total Assets	$758,543,688	$215,878	$–	$758,759,566

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	90	06/20/14	$8,390,700	$62,327
			$8,390,700	$62,327

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$62,327
Total Asset Derivatives		$62,327

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 5.4%
9,939		Carnival Corp.	$376,291	0.2
1,226		CBS Corp. - Class B	75,767	0.1
4,745		Comcast Corp. – Class A	237,345	0.2
59,602		Ford Motor Co.	929,791	0.6
29,560		General Motors Co.	1,017,455	0.6
16,295		Johnson Controls, Inc.	771,080	0.5
1,399	@	Liberty Global PLC - Class A	58,198	0.0
1,399	@	Liberty Global PLC - Class C	56,953	0.0
3,168		News Corp - Class A	54,553	0.0
38,761	@	Sirius XM Holdings, Inc.	124,035	0.1
3,297		Target Corp.	199,502	0.1
8,882		Thomson Reuters Corp.	303,764	0.2
22,178		Time Warner, Inc.	1,448,889	0.9
12,433		Twenty-First Century Fox, Inc. Class A	397,483	0.2
33,333		Walt Disney Co.	2,668,973	1.7
			8,720,079	5.4

		Consumer Staples: 6.9%
14,489		Archer-Daniels-Midland Co.	628,678	0.4
25,779		CVS Caremark Corp.	1,929,816	1.2
491		Kellogg Co.	30,791	0.0
1,500		Kimberly-Clark Corp.	165,375	0.1
42,454		Mondelez International, Inc.	1,466,786	0.9
65,204		Procter & Gamble Co.	5,255,442	3.2
1,822		Reynolds American, Inc.	97,331	0.1
9,234		Sysco Corp.	333,624	0.2
5,569		Walgreen Co.	367,721	0.2
12,911		Wal-Mart Stores, Inc.	986,788	0.6
			11,262,352	6.9

		Energy: 17.3%
11,274		Anadarko Petroleum Corp.	955,584	0.6
9,323		Apache Corp.	773,343	0.5
9,850		Baker Hughes, Inc.	640,447	0.4
46,117		Chevron Corp.	5,483,772	3.4
29,087		ConocoPhillips	2,046,270	1.2
9,659		Devon Energy Corp.	646,477	0.4
423		EOG Resources, Inc.	82,980	0.0
105,780		ExxonMobil Corp.	10,332,590	6.4
6,918		Hess Corp.	573,364	0.3
1,348		Kinder Morgan, Inc.	43,797	0.0
16,865		Marathon Oil Corp.	599,045	0.4
7,162		Marathon Petroleum Corp.	623,380	0.4
10,165		National Oilwell Varco, Inc.	791,549	0.5
19,166		Occidental Petroleum Corp.	1,826,328	1.1
13,980		Phillips 66	1,077,299	0.7
15,921		Spectra Energy Corp.	588,122	0.4
12,975		Valero Energy Corp.	688,972	0.4
7,325		Williams Cos., Inc.	297,249	0.2
			28,070,568	17.3

		Financials: 27.2%
8,094	@	ACE Ltd.	801,792	0.5
11,093		Aflac, Inc.	699,303	0.4
35,121		American International Group, Inc.	1,756,401	1.1
11,150		Allstate Corp.	630,867	0.4
256,471		Bank of America Corp.	4,411,301	2.7
27,613		Bank of New York Mellon Corp.	974,463	0.6
16,695		BB&T Corp.	670,638	0.4
42,814	@	Berkshire Hathaway, Inc.	5,350,466	3.3
2,011		Blackrock, Inc.	632,419	0.4
13,897		Capital One Financial Corp.	1,072,293	0.7
22,570		Charles Schwab Corp.	616,838	0.4
4,999		Chubb Corp.	446,411	0.3
72,390		Citigroup, Inc.	3,445,764	2.1
7,540		CME Group, Inc.	558,035	0.3
11,669		Discover Financial Services	679,019	0.4
8,567		Equity Residential	496,800	0.3
10,908		Goldman Sachs Group, Inc.	1,787,276	1.1
89,920		JPMorgan Chase & Co.	5,459,043	3.4
6,722		Loews Corp.	296,104	0.2
4,355		Marsh & McLennan Cos., Inc.	214,702	0.1
21,269		Metlife, Inc.	1,123,003	0.7
36,229		Morgan Stanley	1,129,258	0.7
12,596		PNC Financial Services Group, Inc.	1,095,852	0.7
6,799		Prudential Financial, Inc.	575,535	0.4
236		Public Storage, Inc.	39,764	0.0
1,866		Simon Property Group, Inc.	306,024	0.2
10,269		State Street Corp.	714,209	0.4
6,140		Travelers Cos., Inc.	522,514	0.3
44,005		US Bancorp.	1,886,054	1.2
114,858		Wells Fargo & Co.	5,713,037	3.5
			44,105,185	27.2

		Health Care: 15.3%
37,086		Abbott Laboratories	1,428,182	0.9
6,606		Aetna, Inc.	495,252	0.3
5,433		Bristol-Myers Squibb Co.	282,244	0.2
11,192		Covidien PLC	824,403	0.5
18,417		Eli Lilly & Co.	1,084,025	0.7
2,326	@	Express Scripts Holding Co.	174,659	0.1
58,203		Johnson & Johnson	5,717,281	3.5
1,398		Mallinckrodt PLC - W/I	88,647	0.1
24,173		Medtronic, Inc.	1,487,606	0.9
71,837		Merck & Co., Inc.	4,078,187	2.5
159,113		Pfizer, Inc.	5,110,710	3.1

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,301		Stryker Corp.	$268,932	0.2
9,301		Thermo Fisher Scientific, Inc.	1,118,352	0.7
24,266		UnitedHealth Group, Inc.	1,989,569	1.2
6,720		WellPoint, Inc.	668,976	0.4
			24,817,025	15.3

		Industrials: 9.4%
2,529		3M Co.	343,084	0.2
12,814		Caterpillar, Inc.	1,273,327	0.8
12,182		CSX Corp.	352,913	0.2
813		Cummins, Inc.	121,129	0.1
11,352		Danaher Corp.	851,400	0.5
11,257		Eaton Corp. PLC	845,626	0.5
4,310		Emerson Electric Co.	287,908	0.2
7,031		FedEx Corp.	932,029	0.6
7,107		General Dynamics Corp.	774,094	0.5
245,992		General Electric Co.	6,368,733	3.9
5,324		Illinois Tool Works, Inc.	433,001	0.3
6,139		Norfolk Southern Corp.	596,527	0.4
5,281		Northrop Grumman Corp.	651,570	0.4
7,723		Raytheon Co.	762,955	0.5
1,391		United Technologies Corp.	162,524	0.1
10,224		Waste Management, Inc.	430,124	0.2
			15,186,944	9.4

		Information Technology: 8.0%
7,285	@	Adobe Systems, Inc.	478,916	0.3
5,427		Apple, Inc.	2,912,888	1.8
7,647		Broadcom Corp.	240,728	0.1
127,140		Cisco Systems, Inc.	2,849,207	1.8
33,119		Corning, Inc.	689,538	0.4
24,990		EMC Corp.	684,976	0.4
46,248		Hewlett-Packard Co.	1,496,585	0.9
110,575		Intel Corp.	2,853,941	1.8
493	L	Twitter, Inc.	23,008	0.0
21,278	@	Yahoo!, Inc.	763,880	0.5
			12,993,667	8.0

		Materials: 1.9%
4,957		Air Products & Chemicals, Inc.	590,081	0.4
25,007		Dow Chemical Co.	1,215,090	0.8
24,606		Freeport-McMoRan Copper & Gold, Inc.	813,720	0.5
7,138		Mosaic Co.	356,900	0.2
312		PPG Industries, Inc.	60,360	0.0
			3,036,151	1.9

		Telecommunication Services: 3.1%
127,993		AT&T, Inc.	4,488,714	2.7
13,752		CenturyTel, Inc.	451,616	0.3
16,560		Sprint Corp.	152,186	0.1
			5,092,516	3.1

		Utilities: 3.6%
11,564		American Electric Power Co., Inc.	585,832	0.4
13,743		Dominion Resources, Inc.	975,615	0.6
16,789		Duke Energy Corp.	1,195,713	0.7
20,359		Exelon Corp.	683,248	0.4
10,103		NextEra Energy, Inc.	966,049	0.6
10,521		Pacific Gas & Electric Co.	454,507	0.3
20,707		Southern Co.	909,866	0.6
			5,770,830	3.6

	Total Common Stock (Cost $99,279,113)		159,055,317	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 0.0%
23,546	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $23,546, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $24,017, due 05/08/14-08/15/43)
	(Cost $23,546)	23,546	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
2,752,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,752,000)	2,752,000	1.7

	Total Short-Term Investments
	(Cost $2,775,546)	2,775,546	1.7

	Total Investments in Securities (Cost $102,054,659)	$161,830,863	99.8
	Assets in Excess of Other Liabilities	376,869	0.2
	Net Assets	$162,207,732	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $105,860,625.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,035,317
Gross Unrealized Depreciation	(4,065,079)

Net Unrealized Appreciation	$55,970,238

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$159,055,317	$–	$–	$159,055,317
Short-Term Investments	2,752,000	23,546	–	2,775,546
Total Investments, at fair value	$161,807,317	$23,546	$–	$161,830,863
Other Financial Instruments+
Futures	49,906	–	–	49,906
Total Assets	$161,857,223	$23,546	$–	$161,880,769

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Value Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	35	06/20/14	$3,263,050	$49,906
			$3,263,050	$49,906

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$49,906
Total Asset Derivatives		$49,906

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Basic Materials: 0.2%
7,318		Rock-Tenn Co.	$772,561	0.2

		Consumer Discretionary: 24.8%
1,626		Aaron's, Inc.	49,170	0.0
1,302		Abercrombie & Fitch Co.	50,127	0.0
10,307		Advance Auto Parts, Inc.	1,303,836	0.3
537		Allison Transmission Holdings, Inc.	16,078	0.0
8,485		AMC Networks, Inc.	620,169	0.1
17,708		American Eagle Outfitters	216,746	0.1
5,199	@	ARAMARK Holdings Corp.	150,355	0.0
2,626	@	Ascena Retail Group, Inc.	45,377	0.0
7,254	@	Autonation, Inc.	386,130	0.1
4,713	@	Autozone, Inc.	2,531,352	0.6
5,515	@	Bally Technologies, Inc.	365,479	0.1
30,877	@	Bed Bath & Beyond, Inc.	2,124,338	0.5
10,414		Best Buy Co., Inc.	275,034	0.1
2,198	@	Big Lots, Inc.	83,238	0.0
32,647		BorgWarner, Inc.	2,006,811	0.4
9,353		Brinker International, Inc.	490,565	0.1
14,326		Burger King Worldwide Inc.	380,355	0.1
6,718		Cabela's, Inc.	440,096	0.1
27,537		Cablevision Systems Corp.	464,549	0.1
31,726	@	Carmax, Inc.	1,484,777	0.3
7,700		Carter's, Inc.	597,905	0.1
9,351		Charter Communications, Inc.	1,152,043	0.3
21,677		Chico's FAS, Inc.	347,482	0.1
4,368		Chipotle Mexican Grill, Inc.	2,481,242	0.6
164		Choice Hotels International, Inc.	7,544	0.0
16,288		Cinemark Holdings, Inc.	472,515	0.1
6,057		Clear Channel Outdoor Holdings, Inc.	55,179	0.0
39,697		Coach, Inc.	1,971,353	0.4
5,398		Coty, Inc - Class A	80,862	0.0
11,973		Darden Restaurants, Inc.	607,749	0.1
2,159	@	Deckers Outdoor Corp.	172,137	0.0
44,170	@	Delphi Automotive PLC	2,997,376	0.7
13,955		Dick's Sporting Goods, Inc.	762,083	0.2
2,592		Dillard's, Inc.	239,501	0.1
34,570		Discovery Communications, Inc. - Class A	2,858,939	0.6
29,458	@	Dish Network Corp. - Class A	1,832,582	0.4
46,223		Dollar General Corp.	2,564,452	0.6
29,400	@	Dollar Tree, Inc.	1,534,092	0.3
7,949		Domino's Pizza, Inc.	611,835	0.1
9,263		DSW, Inc.	332,171	0.1
15,056		Dunkin' Brands Group, Inc.	755,510	0.2
15,054		Expedia, Inc.	1,091,415	0.2
13,602		Family Dollar Stores, Inc.	789,052	0.2
2,534		Foot Locker, Inc.	119,047	0.0
6,835	@	Fossil Group, Inc.	797,029	0.2
39,440		Gap, Inc.	1,579,966	0.4
11,786		Gentex Corp.	371,613	0.1
20,687		Genuine Parts Co.	1,796,666	0.4
13,889		GNC Holdings, Inc.	611,394	0.1
34,706		Goodyear Tire & Rubber Co.	906,868	0.2
59,319	L	Groupon, Inc.	465,061	0.1
38,468		H&R Block, Inc.	1,161,349	0.3
13,920		Hanesbrands, Inc.	1,064,602	0.2
31,667		Harley-Davidson, Inc.	2,109,339	0.5
13,799		Hasbro, Inc.	767,500	0.2
10,825	@	Hilton Worldwide Holdings, Inc.	240,705	0.1
8,666		HomeAway, Inc.	326,448	0.1
34,898		International Game Technology	490,666	0.1
27,535		Interpublic Group of Cos., Inc.	471,950	0.1
17,960	@	Jarden Corp.	1,074,547	0.2
33,907		L Brands, Inc.	1,924,900	0.4
11,135	@	Lamar Advertising Co.	567,774	0.1
1,300		Lear Corp.	108,836	0.0
6,123	@	Liberty Media Corp. - Interactive	176,771	0.0
5,197		Liberty Ventures	677,325	0.2
11,532		Lions Gate Entertainment Corp.	308,250	0.1
42,178	@	LKQ Corp.	1,111,390	0.3
42,011		Macy's, Inc.	2,490,832	0.6
8,638		The Madison Square Garden, Inc.	490,466	0.1
29,052		Marriott International, Inc.	1,627,493	0.4
48,796		Mattel, Inc.	1,957,208	0.4
18,275		McGraw-Hill Cos., Inc.	1,394,383	0.3
28,464		Michael Kors Holdings Ltd.	2,654,837	0.6
2,951		Morningstar, Inc.	233,188	0.1
7,097	@	NetFlix, Inc.	2,498,357	0.6
23,598		Newell Rubbermaid, Inc.	705,580	0.2
20,489		Nordstrom, Inc.	1,279,538	0.3
3,613	@	Norwegian Cruise Line Holdings Ltd.	116,592	0.0
554		NVR, Inc.	635,438	0.1
36,532		Omnicom Group, Inc.	2,652,223	0.6
15,606	@	O'Reilly Automotive, Inc.	2,315,774	0.5
20,041		Pandora Media, Inc.	607,643	0.1
3,738	@	Panera Bread Co.	659,645	0.1
14,595		Petsmart, Inc.	1,005,450	0.2
9,149		Polaris Industries, Inc.	1,278,207	0.3
54,739		Pulte Homes, Inc.	1,050,441	0.2
10,146		PVH Corp.	1,265,916	0.3
8,474		Ralph Lauren Corp.	1,363,721	0.3
2,575	L	Regal Entertainment Group	48,101	0.0
31,054		Ross Stores, Inc.	2,221,914	0.5
23,982	@	Sally Beauty Holdings, Inc.	657,107	0.1
15,489		Scripps Networks Interactive - Class A	1,175,770	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,350		SeaWorld Entertainment, Inc.	$131,501	0.0
23,347		Service Corp. International	464,138	0.1
1,023	@	Signet Jewelers Ltd.	108,295	0.0
9,429		Six Flags Entertainment Corp.	378,574	0.1
11,679		Starwood Hotels & Resorts Worldwide, Inc.	929,648	0.2
13,635	@	Starz	440,138	0.1
3,977		Taylor Morrison Home Corp.	93,460	0.0
8,523	@	Tempur Sealy International, Inc.	431,860	0.1
11,813	L	Tesla Motors, Inc.	2,462,420	0.6
6,303		Thor Industries, Inc.	384,861	0.1
15,784		Tiffany & Co.	1,359,792	0.3
19,716		Tractor Supply Co.	1,392,541	0.3
15,830		TripAdvisor, Inc.	1,434,040	0.3
7,473		Tupperware Corp.	625,938	0.1
8,995	@	Ulta Salon Cosmetics & Fragrance, Inc.	876,833	0.2
11,828	@	Under Armour, Inc.	1,355,962	0.3
15,209	@	Urban Outfitters, Inc.	554,672	0.1
49,480		VF Corp.	3,061,822	0.7
7,030		Visteon Corp.	621,733	0.1
2,104		Weight Watchers International, Inc.	43,216	0.0
793		Whirlpool Corp.	118,522	0.0
13,804		Williams-Sonoma, Inc.	919,899	0.2
18,125		Wyndham Worldwide Corp.	1,327,294	0.3
11,391		Wynn Resorts Ltd.	2,530,511	0.6
1,111		zulily, Inc.	55,761	0.0
			111,518,852	24.8

		Consumer Staples: 8.0%
61,186		Avon Products, Inc.	895,763	0.2
21,365		Brown-Forman Corp.	1,916,227	0.4
16,333		Campbell Soup Co.	733,025	0.2
19,521		Church & Dwight Co., Inc.	1,348,316	0.3
15,552		Clorox Co.	1,368,732	0.3
36,679		Coca-Cola Enterprises, Inc.	1,751,789	0.4
54,460		ConAgra Foods, Inc.	1,689,894	0.4
20,443	@	Constellation Brands, Inc.	1,737,042	0.4
28,829		Dr Pepper Snapple Group, Inc.	1,570,027	0.4
24,161		Flowers Foods, Inc.	518,253	0.1
5,861		Fresh Market, Inc.	196,930	0.0
12,045	@,L	Herbalife Ltd.	689,817	0.2
21,188		Hershey Co.	2,212,027	0.5
17,382		Hillshire Brands Co.	647,653	0.2
18,942		Hormel Foods Corp.	933,272	0.2
1,352		Ingredion, Inc.	92,044	0.0
2,004		JM Smucker Co.	194,869	0.0
21,075		Keurig Green Mountain, Inc.	2,225,309	0.5
73,471		Kroger Co.	3,207,009	0.7
53,368		Lorillard, Inc.	2,886,141	0.6
18,631		McCormick & Co., Inc.	1,336,588	0.3
28,603		Mead Johnson Nutrition Co.	2,378,053	0.5
18,960	@	Monster Beverage Corp.	1,316,772	0.3
8,254		Nu Skin Enterprises, Inc.	683,844	0.2
2,751		Pinnacle Foods, Inc.	82,145	0.0
2,686		Safeway, Inc.	99,221	0.0
2,054		Sprouts Farmers Market, Inc.	74,006	0.0
19,581		WhiteWave Foods Co.	558,842	0.1
52,393		Whole Foods Market, Inc.	2,656,849	0.6
			36,000,459	8.0

		Energy: 5.9%
2,444		Antero Resources Corp.	152,994	0.0
1,525	@	Atwood Oceanics, Inc.	76,845	0.0
59,542		Cabot Oil & Gas Corp.	2,017,283	0.5
19,742	@	Cameron International Corp.	1,219,463	0.3
34,092	@	Cheniere Energy, Inc.	1,886,992	0.4
35,668		Cobalt International Energy, Inc.	653,438	0.2
14,794		Concho Resources, Inc.	1,812,265	0.4
6,036	L	Continental Resources, Inc.	750,094	0.2
2,234		CVR Energy, Inc.	94,387	0.0
10,762		Dresser-Rand Group, Inc.	628,608	0.1
5,732	@	Dril-Quip, Inc.	642,557	0.1
2,264	@	EP Energy Corp.	44,297	0.0
19,444		EQT Corp.	1,885,485	0.4
33,509	@	FMC Technologies, Inc.	1,752,186	0.4
2,198		Frank's International N.V.	54,466	0.0
9,795	@	Gulfport Energy Corp.	697,208	0.2
14,414		Kosmos Energy, LLC	158,554	0.0
5,401		Laredo Petroleum, Inc.	139,670	0.0
6,499		Noble Energy, Inc.	461,689	0.1
14,226		Oasis Petroleum, Inc.	593,651	0.1
15,283		Oceaneering International, Inc.	1,098,236	0.3
27,369		Oneok, Inc.	1,621,613	0.4
14,239		Pioneer Natural Resources Co.	2,664,687	0.6
2,584		QEP Resources, Inc.	76,073	0.0
23,036		Range Resources Corp.	1,911,297	0.4
3,216	@	Rice Energy, Inc.	84,857	0.0
7,218		RPC, Inc.	147,392	0.0
9,363		SM Energy Co.	667,488	0.2
3,344	L	Solar City	209,401	0.1
49,660	@	Southwestern Energy Co.	2,284,857	0.5
1,348	@	Whiting Petroleum Corp.	93,538	0.0
1,961		World Fuel Services Corp.	86,480	0.0
			26,668,051	5.9

		Financials: 7.7%
7,450	@	Affiliated Managers Group, Inc.	1,490,373	0.3
1,632		Allied World Assurance Co. Holdings Ltd.	168,406	0.0
1,510		American Financial Group, Inc.	87,142	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,397		American Homes 4 Rent	$23,344	0.0
8,589		Ameriprise Financial, Inc.	945,391	0.2
33,669	@	Aon PLC	2,837,623	0.6
11,434		Apartment Investment & Management Co.	345,536	0.1
1,198	@	Arch Capital Group Ltd.	68,933	0.0
17,906		Arthur J. Gallagher & Co.	851,967	0.2
760		Artisan Partners Asset Management, Inc.	48,830	0.0
4,338	@	Axis Capital Holdings Ltd.	198,897	0.1
2,059		Boston Properties, Inc.	235,817	0.1
1,298		Brixmor Property Group, Inc.	27,686	0.0
7,699		Brown & Brown, Inc.	236,821	0.1
7,616		CBL & Associates Properties, Inc.	135,184	0.0
12,328		CBOE Holdings, Inc.	697,765	0.2
39,416	@	CBRE Group, Inc.	1,081,181	0.2
10,410		Corrections Corp. of America	326,041	0.1
14,256	L	Digital Realty Trust, Inc.	756,709	0.2
16,957		Eaton Vance Corp.	647,079	0.1
2,095	@	Endurance Specialty Holdings Ltd.	112,774	0.0
8,598		Equity Lifestyle Properties, Inc.	349,509	0.1
3,546		Erie Indemnity Co.	247,369	0.1
1,267		Extra Space Storage, Inc.	61,462	0.0
6,058		Federal Realty Investment Trust	694,974	0.2
9,760		Federated Investors, Inc.	298,070	0.1
3,022		Fidelity National Financial, Inc.	95,012	0.0
1,794		Hanover Insurance Group, Inc.	110,223	0.0
10,273		IntercontinentalExchange Group, Inc.	2,032,308	0.5
18,101	@	Lazard Ltd.	852,376	0.2
5,703		Leucadia National Corp.	159,684	0.0
5,910		LPL Financial Holdings, Inc.	310,511	0.1
27,470		Moody's Corp.	2,178,920	0.5
7,223		MSCI, Inc. - Class A	310,733	0.1
3,063	L	Nationstar Mortgage Holdings, Inc.	99,425	0.0
14,635	@	Ocwen Financial Corp.	573,399	0.1
17,251	L	Omega Healthcare Investors, Inc.	578,254	0.1
24,989		Plum Creek Timber Co., Inc.	1,050,538	0.2
68,514		Progressive Corp.	1,659,409	0.4
17,808		Rayonier, Inc.	817,565	0.2
15,134		Realogy Holdings Corp.	657,572	0.2
5,481		Regency Centers Corp.	279,860	0.1
8,946	@	Santander Consumer USA Holdings, Inc.	215,384	0.0
19,259		SEI Investments Co.	647,295	0.1
1,959		Senior Housing Properties Trust	44,019	0.0
656		Signature Bank	82,387	0.0
10,208		Spirit Realty Capital, Inc.	112,084	0.0
498	@,L	St. Joe Co.	9,587	0.0
36,636		T. Rowe Price Group, Inc.	3,016,975	0.7
13,333		Tanger Factory Outlet Centers, Inc.	466,655	0.1
1,665		Taubman Centers, Inc.	117,865	0.0
1,285		Validus Holdings Ltd.	48,457	0.0
18,677		Ventas, Inc.	1,131,266	0.3
5,125		Vornado Realty Trust	505,120	0.1
12,141		Waddell & Reed Financial, Inc.	893,820	0.2
82,250		Weyerhaeuser Co.	2,414,038	0.5
			34,445,624	7.7

		Health Care: 13.3%
24,505	@	Actavis PLC	5,044,354	1.1
5,794		Agilent Technologies, Inc.	324,000	0.1
27,569	@	Alexion Pharmaceuticals, Inc.	4,194,072	0.9
19,115	@	Alkermes PLC	842,780	0.2
32,622		AmerisourceBergen Corp.	2,139,677	0.5
26,369	L	Ariad Pharmaceuticals, Inc.	212,534	0.0
19,639		BioMarin Pharmaceuticals, Inc.	1,339,576	0.3
14,041	@	Brookdale Senior Living, Inc.	470,514	0.1
15,625		Bruker BioSciences Corp.	356,094	0.1
29,090	@	Catamaran Corp.	1,302,068	0.3
41,897		Cerner Corp.	2,356,706	0.5
3,154		Charles River Laboratories International, Inc.	190,312	0.0
2,360		Cigna Corp.	197,603	0.0
3,623	@	Community Health Systems, Inc.	141,913	0.0
5,059		Cooper Cos., Inc.	694,904	0.2
7,896		Covance, Inc.	820,394	0.2
11,371		CR Bard, Inc.	1,682,681	0.4
9,209		Cubist Pharmaceuticals, Inc.	673,638	0.2
26,024		DaVita, Inc.	1,791,752	0.4
5,710		Densply International, Inc.	262,888	0.1
15,152	@	Edwards Lifesciences Corp.	1,123,824	0.3
18,985		Endo International PLC	1,303,320	0.3
4,460		Envision Healthcare Holdings, Inc.	150,882	0.0
2,787	@	HCA Holdings, Inc.	146,317	0.0
12,308	@	Henry Schein, Inc.	1,469,206	0.3
11,256	@	Hologic, Inc.	242,004	0.1
7,642	@	Idexx Laboratories, Inc.	927,739	0.2
17,572	@	Illumina, Inc.	2,612,254	0.6
14,539	@	Incyte Corp., Ltd.	778,127	0.2
7,327		Jazz Pharmaceuticals PLC	1,016,108	0.2
12,346	@	Laboratory Corp. of America Holdings	1,212,501	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
10,591	@	Medivation, Inc.	$681,743	0.2
9,198		Mednax, Inc.	570,092	0.1
4,265		Mettler Toledo International, Inc.	1,005,175	0.2
53,840	@	Mylan Laboratories	2,629,007	0.6
10,673	@,L	Myriad Genetics, Inc.	364,910	0.1
11,051		Patterson Cos., Inc.	461,490	0.1
17,810	@	Perrigo Co. PLC	2,754,495	0.6
8,257	@	Pharmacyclics, Inc.	827,517	0.2
2,984		Premier, Inc.	98,323	0.0
1,370		Quest Diagnostics	79,350	0.0
1,744		Quintiles Transnational Holdings, Inc.	88,543	0.0
20,127	L	Resmed, Inc.	899,476	0.2
8,659	@	Salix Pharmaceuticals Ltd.	897,159	0.2
14,180		Seattle Genetics, Inc.	646,041	0.1
7,762	@	Sirona Dental Systems, Inc.	579,589	0.1
25,456		St. Jude Medical, Inc.	1,664,568	0.4
2,443		Techne Corp.	208,559	0.0
13,697	@	Tenet Healthcare Corp.	586,369	0.1
11,122	L	Theravance, Inc.	344,115	0.1
6,572	@	United Therapeutics Corp.	617,965	0.1
8,626		Universal Health Services, Inc.	707,936	0.2
15,320	@	Varian Medical Systems, Inc.	1,286,727	0.3
1,389	L	Veeva Systems, Inc.	37,086	0.0
32,890	@	Vertex Pharmaceuticals, Inc.	2,325,981	0.5
12,107	@	Waters Corp.	1,312,520	0.3
1,345		Zimmer Holdings, Inc.	127,210	0.0
70,622		Zoetis, Inc.	2,043,801	0.5
			59,866,489	13.3

		Industrials: 15.2%
1,411		Aecom Technology Corp.	45,392	0.0
9,169		Alaska Air Group, Inc.	855,559	0.2
10,022	@	Allegion Public Ltd.	522,848	0.1
571		Amerco, Inc.	132,541	0.0
16,162		American Airlines Group, Inc.	591,529	0.1
34,403		Ametek, Inc.	1,771,410	0.4
4,724		AO Smith Corp.	217,398	0.0
3,594	@	Armstrong World Industries, Inc.	191,381	0.0
15,220	@	Avis Budget Group, Inc.	741,214	0.2
11,054		Babcock & Wilcox Co.	366,993	0.1
13,057		BE Aerospace, Inc.	1,133,217	0.3
462		Carlisle Cos., Inc.	36,655	0.0
21,418		CH Robinson Worldwide, Inc.	1,122,089	0.3
14,209		Chicago Bridge & Iron Co. NV	1,238,314	0.3
4,129		Cintas Corp.	246,130	0.1
8,553	@	Clean Harbors, Inc.	468,619	0.1
14,728		Colfax Corp.	1,050,548	0.2
2,941		Con-way, Inc.	120,816	0.0
4,699	@	Copa Holdings S.A.	682,248	0.2
15,785	@	Copart, Inc.	574,416	0.1
6,322		Crane Co.	449,810	0.1
55,418		Delta Airlines, Inc.	1,920,234	0.4
19,121		Donaldson Co., Inc.	810,730	0.2
17,839		Dover Corp.	1,458,338	0.3
4,918		Dun & Bradstreet Corp.	488,603	0.1
17,026		Equifax, Inc.	1,158,279	0.3
29,192		Expeditors International Washington, Inc.	1,156,879	0.3
41,909		Fastenal Co.	2,066,952	0.5
20,200		Flowserve Corp.	1,582,468	0.4
13,782		Fluor Corp.	1,071,275	0.2
20,496		Fortune Brands Home & Security, Inc.	862,472	0.2
2,707	@	Genesee & Wyoming, Inc.	263,445	0.1
8,652		Graco, Inc.	646,651	0.1
633		Harsco Corp.	14,831	0.0
5,535		HD Supply Holdings, Inc	144,740	0.0
48,919		Hertz Global Holdings, Inc.	1,303,202	0.3
14,160	@	Hexcel Corp.	616,526	0.1
6,079		Hubbell, Inc.	728,690	0.2
7,085		Huntington Ingalls Industries, Inc.	724,512	0.2
10,830		IDEX Corp.	789,399	0.2
9,288		IHS, Inc.	1,128,492	0.3
28,013	@	Ingersoll-Rand PLC - Class A	1,603,464	0.4
21,656		Iron Mountain, Inc.	597,056	0.1
12,700		ITT Corp.	543,052	0.1
12,919		JB Hunt Transport Services, Inc.	929,135	0.2
15,565		Kansas City Southern	1,588,564	0.4
4,048		KAR Auction Services, Inc.	122,857	0.0
4,738	@	Kirby Corp.	479,723	0.1
6,648		Landstar System, Inc.	393,695	0.1
7,119		Lennox International, Inc.	647,188	0.1
11,735		Lincoln Electric Holdings, Inc.	845,037	0.2
18,856		Manitowoc Co., Inc.	593,021	0.1
50,410		Masco Corp.	1,119,606	0.2
5,076		MRC Global, Inc.	136,849	0.0
6,680		MSC Industrial Direct Co.	577,954	0.1
1,054	@	Navistar International Corp.	35,699	0.0
4,487		Nielsen Holdings NV	200,255	0.0
9,073		Nordson Corp.	639,556	0.1
10,025	@	Old Dominion Freight Line	568,819	0.1
6,514		Paccar, Inc.	439,304	0.1
15,722		Pall Corp.	1,406,647	0.3
12,485		Pitney Bowes, Inc.	324,485	0.1
6,260	@	Quanta Services, Inc.	230,994	0.1
19,709		Robert Half International, Inc.	826,793	0.2
19,730		Rockwell Automation, Inc.	2,457,372	0.5
17,077		Rockwell Collins, Inc.	1,360,525	0.3
9,084		Rollins, Inc.	274,700	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,988		Roper Industries, Inc.	$1,867,538	0.4
14,048		RR Donnelley & Sons Co.	251,459	0.1
49,927	@,L	Seadrill LTD	1,755,433	0.4
938		Snap-On, Inc.	106,444	0.0
11,335		Southwest Airlines Co.	267,619	0.1
2,213		Spirit Aerosystems Holdings, Inc.	62,384	0.0
2,035		Stanley Black & Decker, Inc.	165,323	0.0
12,190	@	Stericycle, Inc.	1,385,028	0.3
8,172		Toro Co.	516,389	0.1
7,402		TransDigm Group, Inc.	1,370,850	0.3
1,494		Triumph Group, Inc.	96,483	0.0
50,278	@	United Continental Holdings, Inc.	2,243,907	0.5
13,314		United Rentals, Inc.	1,264,031	0.3
3,780		Valmont Industries, Inc.	562,615	0.1
21,383		Verisk Analytics, Inc.	1,282,125	0.3
8,248	@	WABCO Holdings, Inc.	870,659	0.2
13,589		Wabtec Corp.	1,053,148	0.2
16,456		Waste Connections, Inc.	721,760	0.2
8,331		WW Grainger, Inc.	2,104,910	0.5
1,615		Xylem, Inc.	58,818	0.0
			68,445,118	15.2

		Information Technology: 16.0%
14,212	@,L	3D Systems Corp.	840,640	0.2
86,499	@,L	Advanced Micro Devices, Inc.	346,861	0.1
25,105		Akamai Technologies, Inc.	1,461,362	0.3
6,949		Alliance Data Systems Corp.	1,893,255	0.4
15,608		Altera Corp.	565,634	0.1
22,576		Amphenol Corp.	2,069,090	0.5
18,808		Analog Devices, Inc.	999,457	0.2
13,169	@	Ansys, Inc.	1,014,276	0.2
112,195		Applied Materials, Inc.	2,291,022	0.5
60,568	@	Atmel Corp.	506,348	0.1
25,169	@	Autodesk, Inc.	1,237,811	0.3
31,849		Avago Technologies Ltd.	2,051,394	0.5
3,905		Booz Allen Hamilton Holding Corp.	85,910	0.0
17,130		Broadridge Financial Solutions ADR	636,208	0.1
39,984	@	Cadence Design Systems, Inc.	621,351	0.1
1,358		CDW Corp./DE	37,264	0.0
26,437	@	Citrix Systems, Inc.	1,518,277	0.3
3,419		CommScope Holding Co., Inc.	84,381	0.0
6,594		Concur Technologies, Inc.	653,268	0.1
16,662	@	Cree, Inc.	942,403	0.2
2,569	@,L	Dolby Laboratories, Inc.	114,320	0.0
3,958		DST Systems, Inc.	375,179	0.1
32,835	@	Electronic Arts, Inc.	952,543	0.2
6,973	@	Equinix, Inc.	1,288,889	0.3
9,564	@	F5 Networks, Inc.	1,019,809	0.2
6,213		Factset Research Systems, Inc.	669,824	0.1
4,145		Fidelity National Information Services, Inc.	221,550	0.1
1,863		FireEye, Inc.	114,705	0.0
37,622		Fiserv, Inc.	2,132,791	0.5
9,593		FleetCor Technologies, Inc.	1,104,154	0.2
14,110		Flir Systems, Inc.	507,960	0.1
19,353	@	Fortinet, Inc.	426,347	0.1
3,608		Freescale Semiconductor Holdings Ltd.	88,071	0.0
13,244	@	Gartner, Inc.	919,663	0.2
23,979	@	Genpact Ltd.	417,714	0.1
10,160		Global Payments, Inc.	722,478	0.2
2,724		Harris Corp.	199,288	0.0
10,552		IAC/InterActiveCorp	753,307	0.2
15,265	@	Informatica Corp.	576,712	0.1
41,948		Intuit, Inc.	3,260,618	0.7
4,627	@,L	IPG Photonics Corp.	328,887	0.1
12,162		Jack Henry & Associates, Inc.	678,153	0.2
25,440	@	JDS Uniphase Corp.	356,160	0.1
13,368	@	Juniper Networks, Inc.	344,360	0.1
8,919		Knowles Corp.	281,573	0.1
5,437	@	Lam Research Corp.	299,035	0.1
32,949		Linear Technology Corp.	1,604,287	0.4
13,675		LinkedIn Corp.	2,529,055	0.6
9,091		LSI Logic Corp.	100,637	0.0
41,118		Maxim Integrated Products	1,361,828	0.3
27,849		Microchip Technology, Inc.	1,330,068	0.3
1,676	@	Micros Systems, Inc.	88,711	0.0
30,290		Motorola Solutions, Inc.	1,947,344	0.4
13,745		National Instruments Corp.	394,344	0.1
23,227	@	NCR Corp.	848,947	0.2
48,044		NetApp, Inc.	1,772,824	0.4
4,949		NetSuite, Inc.	469,314	0.1
8,738		NeuStar, Inc.	284,072	0.1
60,493		ON Semiconductor Corp.	568,634	0.1
5,091		Palo Alto Networks, Inc.	349,243	0.1
41,362		Paychex, Inc.	1,762,021	0.4
15,961		Rackspace Hosting, Inc.	523,840	0.1
26,782	@	Red Hat, Inc.	1,418,910	0.3
21,812	@	Riverbed Technolgoy, Inc.	429,915	0.1
1,737	@	Rovi Corp.	39,569	0.0
14,488		Sandisk Corp.	1,176,281	0.3
11,718		ServiceNow, Inc.	702,143	0.2
5,248		Silicon Laboratories, Inc.	274,208	0.1
22,445	@	Skyworks Solutions, Inc.	842,136	0.2
9,347		SolarWinds, Inc.	398,463	0.1
9,730		Solera Holdings, Inc.	616,298	0.1
15,935		Splunk, Inc.	1,139,193	0.3
2,780	@	Stratasys Ltd.	294,930	0.1
71,651		Symantec Corp.	1,430,870	0.3
1,346		Tableau Software, Inc.	102,404	0.0
23,079		Teradata Corp.	1,135,256	0.3
23,180	@	TIBCO Software, Inc.	471,018	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,912		Total System Services, Inc.	$544,704	0.1
36,134	@	Trimble Navigation Ltd.	1,404,529	0.3
12,481		Vantiv, Inc.	377,176	0.1
18,315	@	VeriSign, Inc.	987,362	0.2
78,715		Western Union Co.	1,287,777	0.3
5,709		Workday, Inc.	521,974	0.1
37,278		Xilinx, Inc.	2,023,077	0.5
646	@	Zebra Technologies Corp.	44,839	0.0
			71,608,503	16.0

		Materials: 5.6%
9,253		Airgas, Inc.	985,537	0.2
4,414		Albemarle Corp.	293,178	0.1
6,604		Aptargroup, Inc.	436,524	0.1
4,505		Avery Dennison Corp.	228,268	0.1
19,866		Ball Corp.	1,088,856	0.2
6,441		Bemis Co., Inc.	252,745	0.1
22,557		Celanese Corp.	1,252,139	0.3
4,754		Compass Minerals International, Inc.	392,300	0.1
17,331	@	Crown Holdings, Inc.	775,389	0.2
6,996		Eagle Materials, Inc.	620,265	0.1
21,875		Eastman Chemical Co.	1,885,844	0.4
19,233		FMC Corp.	1,472,479	0.3
893		Greif, Inc. - Class A	46,874	0.0
11,512		International Flavors & Fragrances, Inc.	1,101,353	0.2
54,046		International Paper Co.	2,479,631	0.6
6,509		Martin Marietta Materials, Inc.	835,430	0.2
1,340		NewMarket Corp.	523,645	0.1
13,662	@	Owens-Illinois, Inc.	462,185	0.1
13,851		Packaging Corp. of America	974,695	0.2
7,508		Rockwood Holdings, Inc.	558,595	0.1
2,328		Royal Gold, Inc.	145,779	0.0
17,518		RPM International, Inc.	732,953	0.2
6,132		Scotts Miracle-Gro Co.	375,769	0.1
27,660		Sealed Air Corp.	909,184	0.2
12,512		Sherwin-Williams Co.	2,466,491	0.5
16,048		Sigma-Aldrich Corp.	1,498,562	0.3
6,288		Silgan Holdings, Inc.	311,382	0.1
1,545		Tahoe Resources, Inc.	32,677	0.0
11,951		Valspar Corp.	861,906	0.2
5,010		Westlake Chemical Corp.	331,562	0.1
9,343	@	WR Grace & Co.	926,545	0.2
			25,258,742	5.6

		Telecommunication Services: 1.5%
47,196		Crown Castle International Corp.	3,482,121	0.8
7,763	@	Level 3 Communications, Inc.	303,844	0.1
18,028		SBA Communications Corp.	1,639,827	0.4
19,891		TW Telecom, Inc.	621,792	0.1
79,154		Windstream Holdings, Inc.	652,229	0.1
			6,699,813	1.5

		Utilities: 0.4%
21,767		Aqua America, Inc.	545,699	0.1
6,488		Calpine Corp.	135,664	0.0
22,179		ITC Holdings Corp.	828,386	0.2
6,916		ONE Gas, Inc.	248,492	0.1
3,217		Questar Corp.	76,500	0.0
			1,834,741	0.4

		Total Common Stock
		(Cost $288,020,818)	443,118,953	98.6

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
161		Intelsat SA	3,013	0.0

		Total Preferred Stock
		(Cost $3,219)	3,013	0.0

RIGHTS: 0.0%
	Health Care: 0.0%
29,212	Community Health Systems, Inc.	1,767	0.0

	Total Rights
	(Cost $2,221)	1,767	0.0

	Total Long-Term Investments
	(Cost $288,026,258)	443,123,733	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc(1): 2.2%
784,607	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $784,608, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $800,300, due 06/15/14-11/15/42)	784,607	0.2
2,300,373	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,300,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,346,380, due 05/15/14-09/01/49)	2,300,373	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,300,373	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $2,300,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $2,346,380, due 04/03/14-02/15/41)	$2,300,373	0.5
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $2,000,004, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $2,040,000, due 06/30/17)	2,000,000	0.5
2,300,373	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,300,379, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,346,380, due 04/01/14-05/01/47)	2,300,373	0.5
		9,685,726	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
5,974,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,974,001)	5,974,001	1.3

	Total Short-Term Investments
	(Cost $15,659,727)	15,659,727	3.5

	Total Investments in Securities (Cost $303,685,985)	$458,783,460	102.1
	Liabilities in Excess of Other Assets	(9,640,117)	(2.1)
	Net Assets	$449,143,343	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $304,330,955.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,231,100
Gross Unrealized Depreciation	(3,778,595)

Net Unrealized Appreciation	$154,452,505

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$443,118,953	$–	$–	$443,118,953
Preferred Stock	3,013	–	–	3,013
Rights	1,767	–	–	1,767
Short-Term Investments	5,974,001	9,685,726	–	15,659,727
Total Investments, at fair value	$449,097,734	$9,685,726	$–	$458,783,460
Other Financial Instruments+
Futures	28,009	–	–	28,009
Total Assets	$449,125,743	$9,685,726	$–	$458,811,469

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	48	06/20/14	$6,599,520	$28,009
			$6,599,520	$28,009

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$28,009
Total Asset Derivatives		$28,009

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Basic Materials: 0.1%
27,044		Rock-Tenn Co.	$2,855,035	0.1

		Consumer Discretionary: 17.4%
28,707		Aaron's, Inc.	868,100	0.0
29,698		Abercrombie & Fitch Co.	1,143,373	0.1
68,899		ADT Corp.	2,063,525	0.1
27,414		Advance Auto Parts, Inc.	3,467,871	0.2
12,982		Allison Transmission Holdings, Inc.	388,681	0.0
22,776		AMC Networks, Inc.	1,664,698	0.1
73,009		American Eagle Outfitters	893,630	0.0
36,955	@	Apollo Group, Inc. - Class A	1,265,339	0.1
15,853	@	ARAMARK Holdings Corp.	458,469	0.0
48,401	@	Ascena Retail Group, Inc.	836,369	0.0
19,248	@	Autonation, Inc.	1,024,571	0.0
12,532	@	Autozone, Inc.	6,730,937	0.3
14,620	@	Bally Technologies, Inc.	968,867	0.0
82,154	@	Bed Bath & Beyond, Inc.	5,652,195	0.3
103,469		Best Buy Co., Inc.	2,732,616	0.1
22,586	@	Big Lots, Inc.	855,332	0.0
86,847		BorgWarner, Inc.	5,338,485	0.2
25,098		Brinker International, Inc.	1,316,390	0.1
38,025		Burger King Worldwide Inc.	1,009,564	0.0
17,997		Cabela's, Inc.	1,178,984	0.1
73,893		Cablevision Systems Corp.	1,246,575	0.1
84,394	@	Carmax, Inc.	3,949,639	0.2
20,647		Carter's, Inc.	1,603,240	0.1
24,869		Charter Communications, Inc.	3,063,861	0.1
61,412		Chico's FAS, Inc.	984,434	0.0
11,617		Chipotle Mexican Grill, Inc.	6,599,037	0.3
10,474		Choice Hotels International, Inc.	481,804	0.0
43,696		Cinemark Holdings, Inc.	1,267,621	0.1
17,448		Clear Channel Outdoor Holdings, Inc.	158,951	0.0
105,601		Coach, Inc.	5,244,146	0.2
21,633		Coty, Inc - Class A	324,062	0.0
22,681		CST Brands, Inc.	708,554	0.0
49,201		Darden Restaurants, Inc.	2,497,443	0.1
13,047	@	Deckers Outdoor Corp.	1,040,237	0.1
117,487	@	Delphi Automotive PLC	7,972,668	0.4
23,844		DeVry, Inc.	1,010,747	0.0
37,427		Dick's Sporting Goods, Inc.	2,043,889	0.1
10,240		Dillard's, Inc.	946,176	0.0
91,959		Discovery Communications, Inc. - Class A	7,605,009	0.3
78,340	@	Dish Network Corp. - Class A	4,873,531	0.2
122,956		Dollar General Corp.	6,821,599	0.3
78,192	@	Dollar Tree, Inc.	4,080,059	0.2
21,305		Domino's Pizza, Inc.	1,639,846	0.1
106,838		D.R. Horton, Inc.	2,313,043	0.1
27,948		DreamWorks Animation SKG, Inc.	742,019	0.0
26,956		DSW, Inc.	966,642	0.0
40,409		Dunkin' Brands Group, Inc.	2,027,724	0.1
40,042		Expedia, Inc.	2,903,045	0.1
36,476		Family Dollar Stores, Inc.	2,115,973	0.1
56,891		Foot Locker, Inc.	2,672,739	0.1
18,344	@	Fossil Group, Inc.	2,139,094	0.1
45,032		GameStop Corp.	1,850,815	0.1
86,699		Gannett Co., Inc.	2,392,892	0.1
104,913		Gap, Inc.	4,202,815	0.2
46,478	@,L	Garmin Ltd.	2,568,374	0.1
54,435		Gentex Corp.	1,716,336	0.1
58,229		Genuine Parts Co.	5,057,189	0.2
37,245		GNC Holdings, Inc.	1,639,525	0.1
93,080		Goodyear Tire & Rubber Co.	2,432,180	0.1
1,653		Graham Holdings Co.	1,163,299	0.1
158,998	L	Groupon, Inc.	1,246,544	0.1
22,277		Guess?, Inc.	614,845	0.0
102,365		H&R Block, Inc.	3,090,399	0.1
37,331		Hanesbrands, Inc.	2,855,075	0.1
84,227		Harley-Davidson, Inc.	5,610,360	0.3
25,526		Harman International Industries, Inc.	2,715,966	0.1
43,493		Hasbro, Inc.	2,419,081	0.1
50,968	@	Hilton Worldwide Holdings, Inc.	1,133,324	0.0
22,811		HomeAway, Inc.	859,290	0.0
16,972		Hyatt Hotels Corp.	913,263	0.0
92,723		International Game Technology	1,303,685	0.1
160,937		Interpublic Group of Cos., Inc.	2,758,460	0.1
47,762	@	Jarden Corp.	2,857,600	0.1
89,761	@,L	JC Penney Co., Inc.	773,740	0.0
17,242		John Wiley & Sons, Inc.	993,829	0.0
78,340		Kohl's Corp.	4,449,712	0.2
90,194		L Brands, Inc.	5,120,313	0.2
29,854	@	Lamar Advertising Co.	1,522,255	0.1
30,550		Lear Corp.	2,557,646	0.1
54,145		Leggett & Platt, Inc.	1,767,293	0.1
62,129		Lennar Corp.	2,461,551	0.1
35,959		Liberty Media Corp.	4,700,920	0.2
187,091	@	Liberty Media Corp. - Interactive	5,401,317	0.2
13,941		Liberty Ventures	1,816,931	0.1
30,636		Lions Gate Entertainment Corp.	818,900	0.0
112,246	@	LKQ Corp.	2,957,682	0.1
144,187		Macy's, Inc.	8,548,847	0.4
23,179		The Madison Square Garden, Inc.	1,316,104	0.1
87,498		Marriott International, Inc.	4,901,638	0.2
129,811		Mattel, Inc.	5,206,719	0.2
102,994		McGraw-Hill Cos., Inc.	7,858,442	0.4
139,684	@	MGM Resorts International	3,612,228	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
75,724		Michael Kors Holdings Ltd.	$7,062,778	0.3
22,791	@	Mohawk Industries, Inc.	3,099,120	0.1
8,027		Morningstar, Inc.	634,294	0.0
18,081		Murphy USA, Inc.	733,908	0.0
18,875	@	NetFlix, Inc.	6,644,566	0.3
108,388		Newell Rubbermaid, Inc.	3,240,801	0.1
54,510		Nordstrom, Inc.	3,404,150	0.2
10,227	@	Norwegian Cruise Line Holdings Ltd.	330,025	0.0
1,782		NVR, Inc.	2,043,954	0.1
97,172		Omnicom Group, Inc.	7,054,687	0.3
41,509	@	O'Reilly Automotive, Inc.	6,159,521	0.3
53,738		Pandora Media, Inc.	1,629,336	0.1
9,929	@	Panera Bread Co.	1,752,171	0.1
25,514		Penn National Gaming, Inc.	314,333	0.0
39,133		Petsmart, Inc.	2,695,872	0.1
24,343		Polaris Industries, Inc.	3,400,961	0.2
145,599		Pulte Homes, Inc.	2,794,045	0.1
30,447		PVH Corp.	3,798,872	0.2
22,547		Ralph Lauren Corp.	3,628,489	0.2
30,826	L	Regal Entertainment Group	575,830	0.0
82,589		Ross Stores, Inc.	5,909,243	0.3
61,363	@	Royal Caribbean Cruises Ltd.	3,347,965	0.2
64,343	@	Sally Beauty Holdings, Inc.	1,762,998	0.1
41,202		Scripps Networks Interactive - Class A	3,127,644	0.1
16,289	@,L	Sears Holding Corp.	777,963	0.0
11,548		SeaWorld Entertainment, Inc.	349,096	0.0
80,155		Service Corp. International	1,593,481	0.1
30,400	@	Signet Jewelers Ltd.	3,218,144	0.1
25,012		Six Flags Entertainment Corp.	1,004,232	0.0
249,485		Staples, Inc.	2,829,160	0.1
73,111		Starwood Hotels & Resorts Worldwide, Inc.	5,819,636	0.3
40,854	@	Starz	1,318,767	0.1
12,023		Taylor Morrison Home Corp.	282,541	0.0
22,855	@	Tempur Sealy International, Inc.	1,158,063	0.1
31,419	L	Tesla Motors, Inc.	6,549,291	0.3
16,723		Thor Industries, Inc.	1,021,106	0.0
41,969		Tiffany & Co.	3,615,629	0.2
66,753	@	Toll Brothers, Inc.	2,396,433	0.1
52,449		Tractor Supply Co.	3,704,473	0.2
42,106		TripAdvisor, Inc.	3,814,383	0.2
40,450		TRW Automotive Holdings Corp.	3,301,529	0.1
20,046		Tupperware Corp.	1,679,053	0.1
24,114	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,350,633	0.1
31,463	@	Under Armour, Inc.	3,606,918	0.2
40,783	@	Urban Outfitters, Inc.	1,487,356	0.1
131,627		VF Corp.	8,145,079	0.4
18,864		Visteon Corp.	1,668,332	0.1
10,913	L	Weight Watchers International, Inc.	224,153	0.0
107,244		Wendy's Company	978,065	0.0
29,744		Whirlpool Corp.	4,445,538	0.2
37,002		Williams-Sonoma, Inc.	2,465,813	0.1
48,151		Wyndham Worldwide Corp.	3,526,098	0.2
30,292		Wynn Resorts Ltd.	6,729,368	0.3
4,999		zulily, Inc.	250,900	0.0
			395,545,583	17.4

		Consumer Staples: 5.6%
164,106		Avon Products, Inc.	2,402,512	0.1
60,449		Beam, Inc.	5,035,402	0.2
56,838		Brown-Forman Corp.	5,097,800	0.2
55,269		Bunge Ltd.	4,394,438	0.2
65,897		Campbell Soup Co.	2,957,457	0.1
51,923		Church & Dwight Co., Inc.	3,586,322	0.2
49,470		Clorox Co.	4,353,855	0.2
97,585		Coca-Cola Enterprises, Inc.	4,660,660	0.2
156,604		ConAgra Foods, Inc.	4,859,422	0.2
57,791	@	Constellation Brands, Inc.	4,910,501	0.2
36,244		Dean Foods Co.	560,332	0.0
76,691		Dr Pepper Snapple Group, Inc.	4,176,592	0.2
23,576		Energizer Holdings, Inc.	2,375,046	0.1
64,748		Flowers Foods, Inc.	1,388,845	0.1
15,568		Fresh Market, Inc.	523,085	0.0
32,297	@,L	Herbalife Ltd.	1,849,649	0.1
56,356		Hershey Co.	5,883,566	0.3
46,653		Hillshire Brands Co.	1,738,291	0.1
50,788		Hormel Foods Corp.	2,502,325	0.1
29,347		Ingredion, Inc.	1,997,944	0.1
40,301		JM Smucker Co.	3,918,869	0.2
56,055		Keurig Green Mountain, Inc.	5,918,847	0.3
195,443		Kroger Co.	8,531,087	0.4
141,944		Lorillard, Inc.	7,676,331	0.3
49,549		McCormick & Co., Inc.	3,554,645	0.2
76,076		Mead Johnson Nutrition Co.	6,324,959	0.3
52,510		Molson Coors Brewing Co.	3,090,739	0.1
50,432	@	Monster Beverage Corp.	3,502,502	0.1
22,133		Nu Skin Enterprises, Inc.	1,833,719	0.1
12,677		Pinnacle Foods, Inc.	378,535	0.0
90,538		Safeway, Inc.	3,344,474	0.1
7,706		Sprouts Farmers Market, Inc.	277,647	0.0
105,267		Tyson Foods, Inc.	4,632,801	0.2
52,533		WhiteWave Foods Co.	1,499,292	0.1
139,366		Whole Foods Market, Inc.	7,067,250	0.3
			126,805,741	5.6

		Energy: 6.4%
14,274		Antero Resources Corp.	893,552	0.0
21,702	@	Atwood Oceanics, Inc.	1,093,564	0.0
158,403		Cabot Oil & Gas Corp.	5,366,694	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
83,203	@	Cameron International Corp.	$5,139,449	0.2
90,662	@	Cheniere Energy, Inc.	5,018,142	0.2
217,733		Chesapeake Energy Corp.	5,578,319	0.2
32,479		Cimarex Energy Co.	3,868,574	0.2
104,302		Cobalt International Energy, Inc.	1,910,813	0.1
39,356		Concho Resources, Inc.	4,821,110	0.2
85,914		Consol Energy, Inc.	3,432,264	0.2
16,181		Continental Resources, Inc.	2,010,813	0.1
6,449	L	CVR Energy, Inc.	272,470	0.0
141,392		Denbury Resources, Inc.	2,318,829	0.1
26,106	L	Diamond Offshore Drilling	1,272,929	0.1
28,841		Dresser-Rand Group, Inc.	1,684,603	0.1
15,381	@	Dril-Quip, Inc.	1,724,210	0.1
13,261	@	EP Energy Corp.	259,465	0.0
56,521		EQT Corp.	5,480,841	0.2
89,129	@	FMC Technologies, Inc.	4,660,555	0.2
12,947		Frank's International N.V.	320,827	0.0
16,986	@,L	Golar LNG Ltd.	708,146	0.0
32,230	@	Gulfport Energy Corp.	2,294,131	0.1
35,648		Helmerich & Payne, Inc.	3,834,299	0.2
76,329		HollyFrontier Corp.	3,631,734	0.2
38,227		Kosmos Energy, LLC	420,497	0.0
16,039		Laredo Petroleum, Inc.	414,768	0.0
89,580	@	McDermott International, Inc.	700,516	0.0
67,404		Murphy Oil Corp.	4,237,015	0.2
110,685	@	Nabors Industries Ltd.	2,728,385	0.1
51,359	@	Newfield Exploration Co.	1,610,618	0.1
134,772		Noble Energy, Inc.	9,574,203	0.4
38,140		Oasis Petroleum, Inc.	1,591,582	0.1
40,657		Oceaneering International, Inc.	2,921,612	0.1
20,821		Oil States International, Inc.	2,052,951	0.1
77,436		Oneok, Inc.	4,588,083	0.2
55,648		Patterson-UTI Energy, Inc.	1,762,929	0.1
9,701		PBF Energy, Inc.	250,286	0.0
102,198		Peabody Energy Corp.	1,669,915	0.1
51,321		Pioneer Natural Resources Co.	9,604,212	0.4
67,956		QEP Resources, Inc.	2,000,625	0.1
61,290		Range Resources Corp.	5,085,231	0.2
18,837	@	Rice Energy, Inc.	497,033	0.0
47,091	@	Rowan Companies PLC	1,586,025	0.1
23,906		RPC, Inc.	488,160	0.0
187,435	L	SandRidge Energy, Inc.	1,150,851	0.1
25,107		SM Energy Co.	1,789,878	0.1
8,928	L	Solar City	559,071	0.0
132,097	@	Southwestern Energy Co.	6,077,783	0.3
60,486		Superior Energy Services	1,860,549	0.1
14,392		Teekay Corp.	809,406	0.0
51,025		Tesoro Corp.	2,581,355	0.1
18,766		Tidewater, Inc.	912,403	0.0
57,956	@,L	Ultra Petroleum Corp.	1,558,437	0.1
18,597	@	Unit Corp.	1,215,872	0.1
44,264	@	Whiting Petroleum Corp.	3,071,479	0.1
27,497		World Fuel Services Corp.	1,212,618	0.1
75,853		WPX Energy, Inc.	1,367,630	0.1
			145,548,311	6.4

		Financials: 19.0%
19,812	@	Affiliated Managers Group, Inc.	3,963,391	0.2
27,076		Alexandria Real Estate Equities, Inc.	1,964,635	0.1
6,362	@	Alleghany Corp.	2,591,752	0.1
13,103		Allied World Assurance Co. Holdings Ltd.	1,352,099	0.1
39,719		American Campus Communities, Inc.	1,483,505	0.1
133,880		American Capital Agency Corp.	2,877,081	0.1
106,996	@	American Capital Ltd.	1,689,467	0.1
29,454		American Financial Group, Inc.	1,699,790	0.1
19,218		American Homes 4 Rent	321,133	0.0
2,933		American National Insurance	331,576	0.0
71,614		Ameriprise Financial, Inc.	7,882,553	0.3
355,946		Annaly Capital Management, Inc.	3,904,728	0.2
116,149	@	Aon PLC	9,789,038	0.4
55,279		Apartment Investment & Management Co.	1,670,531	0.1
49,992	@	Arch Capital Group Ltd.	2,876,540	0.1
112,010		Ares Capital Corp.	1,973,616	0.1
48,021		Arthur J. Gallagher & Co.	2,284,839	0.1
4,816		Artisan Partners Asset Management, Inc.	309,428	0.0
25,107	@	Aspen Insurance Holdings Ltd.	996,748	0.0
63,565		Associated Banc-Corp.	1,147,984	0.0
27,558		Assurant, Inc.	1,790,168	0.1
63,891	@	Assured Guaranty Ltd.	1,617,720	0.1
48,622		AvalonBay Communities, Inc.	6,385,041	0.3
42,083	@	Axis Capital Holdings Ltd.	1,929,506	0.1
17,004		Bank of Hawaii Corp.	1,030,612	0.0
24,409		BankUnited, Inc.	848,701	0.0
70,574		BioMed Realty Trust, Inc.	1,446,061	0.1
10,278		BOK Financial Corp.	709,696	0.0
57,028		Boston Properties, Inc.	6,531,417	0.3
59,335		Brandywine Realty Trust	857,984	0.0
29,214		BRE Properties, Inc.	1,834,055	0.1
18,015		Brixmor Property Group, Inc.	384,260	0.0
44,681		Brown & Brown, Inc.	1,374,388	0.1
32,129		Camden Property Trust	2,163,567	0.1
74,353		CapitalSource, Inc.	1,084,810	0.0
61,767		CBL & Associates Properties, Inc.	1,096,364	0.0
33,049		CBOE Holdings, Inc.	1,870,573	0.1
104,869	@	CBRE Group, Inc.	2,876,557	0.1
389,130		Chimera Investment Corp.	1,190,738	0.1
61,410		Cincinnati Financial Corp.	2,988,211	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
75,633		CIT Group, Inc.	$3,707,530	0.2
17,690		City National Corp.	1,392,557	0.1
10,025		CNA Financial Corp.	428,268	0.0
70,122		Comerica, Inc.	3,632,320	0.2
30,728		Commerce Bancshares, Inc.	1,426,394	0.1
44,844		CommonWealth REIT	1,179,397	0.1
32,532		Corporate Office Properties Trust SBI MD	866,652	0.0
43,639		Corrections Corp. of America	1,366,773	0.1
19,720		Cullen/Frost Bankers, Inc.	1,528,892	0.1
112,250		DDR Corp.	1,849,880	0.1
48,252	L	Digital Realty Trust, Inc.	2,561,216	0.1
53,991		Douglas Emmett, Inc.	1,465,316	0.1
121,858		Duke Realty Corp.	2,056,963	0.1
108,652	@	E*Trade Financial Corp.	2,501,169	0.1
53,412		East-West Bancorp., Inc.	1,949,538	0.1
45,496		Eaton Vance Corp.	1,736,127	0.1
16,317	@	Endurance Specialty Holdings Ltd.	878,344	0.0
31,594		Equity Lifestyle Properties, Inc.	1,284,296	0.1
9,319		Erie Indemnity Co.	650,093	0.0
14,402		Essex Property Trust, Inc.	2,449,060	0.1
17,794	@	Everest Re Group Ltd.	2,723,372	0.1
42,032		Extra Space Storage, Inc.	2,038,972	0.1
24,508		Federal Realty Investment Trust	2,811,558	0.1
35,163		Federated Investors, Inc.	1,073,878	0.0
103,220		Fidelity National Financial, Inc.	3,245,237	0.1
328,663		Fifth Third Bancorp.	7,542,816	0.3
2,845		First Citizens BancShares, Inc.	684,934	0.0
91,386		First Horizon National Corp.	1,127,703	0.0
134,057		First Niagara Financial Group, Inc.	1,266,839	0.1
44,103		First Republic Bank	2,381,121	0.1
59,870	@	Forest City Enterprises, Inc.	1,143,517	0.0
73,856		Fulton Financial Corp.	929,108	0.0
36,413		Gaming and Leisure Properties, Inc.	1,327,618	0.1
210,576		General Growth Properties, Inc.	4,632,672	0.2
185,291	@	Genworth Financial, Inc.	3,285,209	0.1
16,693		Hanover Insurance Group, Inc.	1,025,618	0.0
171,283		Hartford Financial Services Group, Inc.	6,041,151	0.3
37,476		Hatteras Financial Corp.	706,423	0.0
38,047		HCC Insurance Holdings, Inc.	1,730,758	0.1
170,754		HCP, Inc.	6,623,548	0.3
106,944		Health Care Real Estate Investment Trust, Inc.	6,373,862	0.3
42,230		Healthcare Trust of America, Inc.	481,000	0.0
21,528		Home Properties, Inc.	1,294,263	0.1
56,673		Hospitality Properties Trust	1,627,649	0.1
279,843		Host Hotels & Resorts, Inc.	5,664,022	0.2
14,961		Howard Hughes Corp.	2,135,084	0.1
200,153		Hudson City Bancorp., Inc.	1,967,504	0.1
315,176		Huntington Bancshares, Inc.	3,142,305	0.1
17,697		Interactive Brokers Group, Inc.	383,494	0.0
42,891		IntercontinentalExchange Group, Inc.	8,485,127	0.4
167,106		Invesco Ltd.	6,182,922	0.3
16,706		Jones Lang LaSalle, Inc.	1,979,661	0.1
17,859		Kemper Corp.	699,537	0.0
345,979		Keycorp	4,926,741	0.2
30,871		Kilroy Realty Corp.	1,808,423	0.1
153,642		Kimco Realty Corp.	3,361,687	0.1
48,547	@	Lazard Ltd.	2,286,078	0.1
42,090		Legg Mason, Inc.	2,064,094	0.1
111,135		Leucadia National Corp.	3,111,780	0.1
49,083		Liberty Property Trust	1,814,108	0.1
100,896		Lincoln National Corp.	5,112,400	0.2
19,989		LPL Financial Holdings, Inc.	1,050,222	0.0
48,469		M&T Bank Corp.	5,879,290	0.3
51,674		Macerich Co.	3,220,840	0.1
33,288		Mack-Cali Realty Corp.	692,057	0.0
5,180	@	Markel Corp.	3,087,798	0.1
53,242	@	MBIA, Inc.	744,856	0.0
10,184		Mercury General Corp.	459,095	0.0
137,014		MFA Mortgage Investments, Inc.	1,061,858	0.0
28,294		Mid-America Apartment Communities, Inc.	1,931,631	0.1
73,067		Moody's Corp.	5,795,674	0.3
45,750		MSCI, Inc. - Class A	1,968,165	0.1
42,241		Nasdaq Stock Market, Inc.	1,560,383	0.1
44,867		National Retail Properties, Inc.	1,539,835	0.1
8,643	L	Nationstar Mortgage Holdings, Inc.	280,552	0.0
165,602		New York Community Bancorp., Inc.	2,661,224	0.1
89,912		Northern Trust Corp.	5,894,631	0.3
39,291	@	Ocwen Financial Corp.	1,539,421	0.1
98,383		Old Republic International Corp.	1,613,481	0.1
46,317		Omega Healthcare Investors, Inc.	1,552,546	0.1
20,501		PartnerRe Ltd.	2,121,853	0.1
117,323		People's United Financial, Inc.	1,744,593	0.1
59,230		Piedmont Office Realty Trust, Inc.	1,015,794	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
66,452		Plum Creek Timber Co., Inc.	$2,793,642	0.1
39,112	@	Popular, Inc.	1,212,081	0.1
20,680		Post Properties, Inc.	1,015,388	0.0
110,277		Principal Financial Group, Inc.	5,071,639	0.2
23,400		ProAssurance Corp.	1,042,002	0.0
226,618		Progressive Corp.	5,488,688	0.2
187,212		ProLogis, Inc.	7,643,866	0.3
29,710		Protective Life Corp.	1,562,449	0.1
46,185		Raymond James Financial, Inc.	2,583,127	0.1
47,756		Rayonier, Inc.	2,192,478	0.1
45,516		Realogy Holdings Corp.	1,977,670	0.1
77,473		Realty Income Corp.	3,165,547	0.1
34,715		Regency Centers Corp.	1,772,548	0.1
531,184		Regions Financial Corp.	5,901,454	0.3
27,475		Reinsurance Group of America, Inc.	2,187,834	0.1
15,668	@	RenaissanceRe Holdings Ltd.	1,529,197	0.1
50,347		Retail Properties of America, Inc.	681,698	0.0
32,614	@	Santander Consumer USA Holdings, Inc.	785,215	0.0
54,619		SEI Investments Co.	1,835,745	0.1
71,286		Senior Housing Properties Trust	1,601,796	0.1
17,907		Signature Bank	2,248,940	0.1
34,427		SL Green Realty Corp.	3,464,045	0.2
166,928		SLM Corp.	4,086,397	0.2
140,195		Spirit Realty Capital, Inc.	1,539,341	0.1
25,269	@	St. Joe Co.	486,428	0.0
16,786		Stancorp Financial Group, Inc.	1,121,305	0.0
73,947		Starwood Property Trust, Inc.	1,744,410	0.1
15,373		Starwood Waypoint Residential Trust	442,589	0.0
202,983		SunTrust Bank	8,076,694	0.4
17,085	@	SVB Financial Group	2,200,206	0.1
370,742		Synovus Financial Corp.	1,256,815	0.1
97,465		T. Rowe Price Group, Inc.	8,026,243	0.4
35,773		Tanger Factory Outlet Centers, Inc.	1,252,055	0.1
24,161		Taubman Centers, Inc.	1,710,357	0.1
62,131		TCF Financial Corp.	1,035,102	0.0
87,515		TD Ameritrade Holding Corp.	2,971,134	0.1
29,608	@	TFS Financial Corp.	368,027	0.0
35,044		Torchmark Corp.	2,757,963	0.1
138,400		Two Harbors Investment Corp.	1,418,600	0.1
94,992		UDR, Inc.	2,453,643	0.1
100,297		UnumProvident Corp.	3,541,487	0.2
35,073		Validus Holdings Ltd.	1,322,603	0.1
75,538		Valley National Bancorp.	786,351	0.0
110,146		Ventas, Inc.	6,671,543	0.3
70,237		Vornado Realty Trust	6,922,559	0.3
28,388	**	Voya Financial, Inc.	1,029,633	0.0
32,565		Waddell & Reed Financial, Inc.	2,397,435	0.1
39,476		Washington Federal, Inc.	919,791	0.0
46,169		Weingarten Realty Investors	1,385,070	0.1
218,819		Weyerhaeuser Co.	6,422,338	0.3
2,342		White Mountains Insurance Group Ltd.	1,404,966	0.1
21,774		WP Carey, Inc.	1,307,964	0.1
41,090		WR Berkley Corp.	1,710,166	0.1
103,959	@	XL Group PLC	3,248,719	0.1
69,834		Zions Bancorp.	2,163,457	0.1
			432,629,680	19.0

		Health Care: 11.1%
65,178	@	Actavis PLC	13,416,891	0.6
130,433		Agilent Technologies, Inc.	7,293,813	0.3
30,773		Alere, Inc.	1,057,053	0.0
73,334	@	Alexion Pharmaceuticals, Inc.	11,156,301	0.5
51,271	@	Alkermes PLC	2,260,538	0.1
67,392	@	Allscripts Healthcare Solutions, Inc.	1,215,078	0.1
86,752		AmerisourceBergen Corp.	5,690,064	0.3
70,034	L	Ariad Pharmaceuticals, Inc.	564,474	0.0
52,239		BioMarin Pharmaceuticals, Inc.	3,563,222	0.2
7,758	@	Bio-Rad Laboratories, Inc.	993,955	0.0
507,005	@	Boston Scientific Corp.	6,854,708	0.3
37,675	@	Brookdale Senior Living, Inc.	1,262,489	0.1
41,426		Bruker BioSciences Corp.	944,099	0.0
128,461		Cardinal Health, Inc.	8,989,701	0.4
78,312		CareFusion Corp.	3,149,709	0.1
77,378	@	Catamaran Corp.	3,463,439	0.2
111,419		Cerner Corp.	6,267,319	0.3
18,560		Charles River Laboratories International, Inc.	1,119,910	0.1
107,216		Cigna Corp.	8,977,196	0.4
42,554	@	Community Health Systems, Inc.	1,666,840	0.1
18,303		Cooper Cos., Inc.	2,514,100	0.1
21,180		Covance, Inc.	2,200,602	0.1
30,247		CR Bard, Inc.	4,475,951	0.2
24,708		Cubist Pharmaceuticals, Inc.	1,807,390	0.1
69,233		DaVita, Inc.	4,766,692	0.2
54,282		Densply International, Inc.	2,499,143	0.1
40,291	@	Edwards Lifesciences Corp.	2,988,383	0.1
50,481		Endo International PLC	3,465,521	0.2
18,183		Envision Healthcare Holdings, Inc.	615,131	0.0
100,205	@	Forest Laboratories, Inc.	9,245,915	0.4
100,572	@	HCA Holdings, Inc.	5,280,030	0.2
30,075		Health Net, Inc.	1,022,851	0.0
32,743	@	Henry Schein, Inc.	3,908,532	0.2
22,652		Hill-Rom Holdings, Inc.	873,008	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
102,041	@	Hologic, Inc.	$2,193,882	0.1
62,166		Hospira, Inc.	2,688,680	0.1
59,193		Humana, Inc.	6,672,235	0.3
20,323	@	Idexx Laboratories, Inc.	2,467,212	0.1
46,733	@	Illumina, Inc.	6,947,328	0.3
39,003	@	Incyte Corp., Ltd.	2,087,441	0.1
19,486		Jazz Pharmaceuticals PLC	2,702,318	0.1
32,848	@	Laboratory Corp. of America Holdings	3,226,002	0.1
17,967		LifePoint Hospitals, Inc.	980,100	0.0
28,399	@	Medivation, Inc.	1,828,044	0.1
38,053		Mednax, Inc.	2,358,525	0.1
11,341		Mettler Toledo International, Inc.	2,672,847	0.1
143,216	@	Mylan Laboratories	6,993,237	0.3
28,296	@,L	Myriad Genetics, Inc.	967,440	0.0
39,747		Omnicare, Inc.	2,371,704	0.1
33,107		Patterson Cos., Inc.	1,382,548	0.1
42,398		PerkinElmer, Inc.	1,910,454	0.1
47,372	@	Perrigo Co. PLC	7,326,554	0.3
21,958	@	Pharmacyclics, Inc.	2,200,631	0.1
12,254		Premier, Inc.	403,769	0.0
88,667	@	Qiagen NV	1,869,987	0.1
54,634		Quest Diagnostics	3,164,401	0.1
10,324		Quintiles Transnational Holdings, Inc.	524,150	0.0
53,983	L	Resmed, Inc.	2,412,500	0.1
23,038	@	Salix Pharmaceuticals Ltd.	2,386,967	0.1
38,047		Seattle Genetics, Inc.	1,733,421	0.1
20,805	@	Sirona Dental Systems, Inc.	1,553,509	0.1
106,477		St. Jude Medical, Inc.	6,962,531	0.3
13,949		Techne Corp.	1,190,826	0.1
15,583		Teleflex, Inc.	1,671,121	0.1
36,746	@	Tenet Healthcare Corp.	1,573,096	0.1
29,807	L	Theravance, Inc.	922,229	0.0
17,628	@	United Therapeutics Corp.	1,657,561	0.1
34,371		Universal Health Services, Inc.	2,820,828	0.1
40,732	@	Varian Medical Systems, Inc.	3,421,081	0.2
33,544	@	VCA Antech, Inc.	1,081,123	0.0
6,074	L	Veeva Systems, Inc.	162,176	0.0
87,485	@	Vertex Pharmaceuticals, Inc.	6,186,939	0.3
32,206	@	Waters Corp.	3,491,452	0.2
63,261		Zimmer Holdings, Inc.	5,983,225	0.3
187,897		Zoetis, Inc.	5,437,739	0.2
			252,157,861	11.1

		Industrials: 13.3%
39,055		Aecom Technology Corp.	1,256,399	0.0
36,863		AGCO Corp.	2,033,363	0.1
26,556		Air Lease Corp.	990,273	0.0
26,654		Alaska Air Group, Inc.	2,487,085	0.1
37,739	@	Allegion Public Ltd.	1,968,844	0.1
12,196		Alliant Techsystems, Inc.	1,733,661	0.1
2,839		Amerco, Inc.	658,989	0.0
74,044		American Airlines Group, Inc.	2,710,010	0.1
91,492		Ametek, Inc.	4,710,923	0.2
29,300		AO Smith Corp.	1,348,386	0.1
9,830	@	Armstrong World Industries, Inc.	523,448	0.0
40,817	@	Avis Budget Group, Inc.	1,987,788	0.1
42,544		Babcock & Wilcox Co.	1,412,461	0.1
37,099		BE Aerospace, Inc.	3,219,822	0.1
24,108		Carlisle Cos., Inc.	1,912,729	0.1
56,965		CH Robinson Worldwide, Inc.	2,984,396	0.1
37,788		Chicago Bridge & Iron Co. NV	3,293,224	0.1
39,032		Cintas Corp.	2,326,698	0.1
22,926	@	Clean Harbors, Inc.	1,256,116	0.0
39,097		Colfax Corp.	2,788,789	0.1
21,354		Con-way, Inc.	877,222	0.0
12,602	@	Copa Holdings S.A.	1,829,684	0.1
42,321	@	Copart, Inc.	1,540,061	0.1
39,788		Covanta Holding Corp.	718,173	0.0
18,376		Crane Co.	1,307,452	0.1
321,786		Delta Airlines, Inc.	11,149,885	0.5
55,597		Donaldson Co., Inc.	2,357,313	0.1
64,291		Dover Corp.	5,255,789	0.2
15,144		Dun & Bradstreet Corp.	1,504,556	0.1
45,303		Equifax, Inc.	3,081,963	0.1
71,284		Exelis, Inc.	1,355,109	0.1
77,626		Expeditors International Washington, Inc.	3,076,318	0.1
111,466		Fastenal Co.	5,497,503	0.2
53,717		Flowserve Corp.	4,208,190	0.2
61,215		Fluor Corp.	4,758,242	0.2
61,993		Fortune Brands Home & Security, Inc.	2,608,666	0.1
17,733		GATX Corp.	1,203,716	0.0
16,401	@	Genesee & Wyoming, Inc.	1,596,145	0.1
23,207		Graco, Inc.	1,734,491	0.1
30,605		Harsco Corp.	717,075	0.0
23,348		HD Supply Holdings, Inc	610,550	0.0
130,110		Hertz Global Holdings, Inc.	3,466,130	0.1
37,984	@	Hexcel Corp.	1,653,823	0.1
22,482		Hubbell, Inc.	2,694,917	0.1
19,009		Huntington Ingalls Industries, Inc.	1,943,860	0.1
31,160		IDEX Corp.	2,271,252	0.1
24,697		IHS, Inc.	3,000,686	0.1
104,493	@	Ingersoll-Rand PLC - Class A	5,981,179	0.3
64,564		Iron Mountain, Inc.	1,780,030	0.1
34,081		ITT Corp.	1,457,304	0.1
49,134	@	Jacobs Engineering Group, Inc.	3,120,009	0.1
34,639		JB Hunt Transport Services, Inc.	2,491,237	0.1
37,967	L	Joy Global, Inc.	2,202,086	0.1
41,410		Kansas City Southern	4,226,305	0.2
28,771		KAR Auction Services, Inc.	873,200	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
56,005		KBR, Inc.	$1,494,213	0.1
29,827		Kennametal, Inc.	1,321,336	0.1
21,499	@	Kirby Corp.	2,176,774	0.1
33,820		L-3 Communications Holdings, Inc.	3,995,833	0.2
17,636		Landstar System, Inc.	1,044,404	0.0
19,105		Lennox International, Inc.	1,736,836	0.1
31,469		Lincoln Electric Holdings, Inc.	2,266,083	0.1
50,551		Manitowoc Co., Inc.	1,589,829	0.1
29,223		Manpower, Inc.	2,303,649	0.1
134,092		Masco Corp.	2,978,183	0.1
31,458		MRC Global, Inc.	848,108	0.0
17,903		MSC Industrial Direct Co.	1,548,968	0.1
21,141	@,L	Navistar International Corp.	716,046	0.0
82,091		Nielsen Holdings NV	3,663,721	0.2
24,317		Nordson Corp.	1,714,105	0.1
26,905	@	Old Dominion Freight Line	1,526,590	0.1
33,350		Oshkosh Truck Corp.	1,963,315	0.1
45,024		Owens Corning, Inc.	1,943,686	0.1
132,902		Paccar, Inc.	8,962,911	0.4
41,826		Pall Corp.	3,742,172	0.2
56,092		Parker Hannifin Corp.	6,714,773	0.3
76,783		Pentair Ltd.	6,091,963	0.3
76,371		Pitney Bowes, Inc.	1,984,882	0.1
78,558	@	Quanta Services, Inc.	2,898,790	0.1
17,061		Regal-Beloit Corp.	1,240,505	0.0
101,578		Republic Services, Inc.	3,469,905	0.1
52,880		Robert Half International, Inc.	2,218,316	0.1
52,473		Rockwell Automation, Inc.	6,535,512	0.3
50,984		Rockwell Collins, Inc.	4,061,895	0.2
23,934		Rollins, Inc.	723,764	0.0
37,216		Roper Industries, Inc.	4,968,708	0.2
71,579		RR Donnelley & Sons Co.	1,281,264	0.1
19,683		Ryder System, Inc.	1,573,065	0.1
132,815	@,L	Seadrill LTD	4,669,775	0.2
22,077		Snap-On, Inc.	2,505,298	0.1
271,417		Southwest Airlines Co.	6,408,155	0.3
45,251		Spirit Aerosystems Holdings, Inc.	1,275,626	0.1
17,736		SPX Corp.	1,743,626	0.1
60,832		Stanley Black & Decker, Inc.	4,941,992	0.2
32,424	@	Stericycle, Inc.	3,684,015	0.2
42,122	L	Terex Corp.	1,866,005	0.1
104,409		Textron, Inc.	4,102,230	0.2
32,726		Timken Co.	1,923,634	0.1
21,915		Toro Co.	1,384,809	0.1
24,491		Towers Watson & Co.	2,793,199	0.1
19,695		TransDigm Group, Inc.	3,647,514	0.2
30,023		Trinity Industries, Inc.	2,163,758	0.1
19,539		Triumph Group, Inc.	1,261,829	0.0
133,724	@	United Continental Holdings, Inc.	5,968,102	0.3
35,419		United Rentals, Inc.	3,362,680	0.1
28,781		URS Corp.	1,354,434	0.1
10,146		Valmont Industries, Inc.	1,510,131	0.1
56,866		Verisk Analytics, Inc.	3,409,685	0.1
22,116	@	WABCO Holdings, Inc.	2,334,565	0.1
36,144		Wabtec Corp.	2,801,160	0.1
46,752		Waste Connections, Inc.	2,050,543	0.1
16,709		Wesco International, Inc.	1,390,523	0.1
22,163		WW Grainger, Inc.	5,599,704	0.2
70,203		Xylem, Inc.	2,556,793	0.1
			303,763,414	13.3

		Information Technology: 13.5%
37,791	@,L	3D Systems Corp.	2,235,338	0.1
100,799		Activision Blizzard, Inc.	2,060,332	0.1
229,743	@,L	Advanced Micro Devices, Inc.	921,269	0.0
66,777		Akamai Technologies, Inc.	3,887,089	0.2
18,480		Alliance Data Systems Corp.	5,034,876	0.2
120,286		Altera Corp.	4,359,165	0.2
60,475	@	Amdocs Ltd.	2,809,669	0.1
60,067		Amphenol Corp.	5,505,141	0.2
115,793		Analog Devices, Inc.	6,153,240	0.3
35,027	@	Ansys, Inc.	2,697,780	0.1
29,356	@	AOL, Inc.	1,284,912	0.1
451,480		Applied Materials, Inc.	9,219,222	0.4
39,643	@	Arrow Electronics, Inc.	2,353,208	0.1
162,432	@	Atmel Corp.	1,357,932	0.1
84,331	@	Autodesk, Inc.	4,147,399	0.2
92,477		Avago Technologies Ltd.	5,956,444	0.3
51,931		Avnet, Inc.	2,416,349	0.1
17,689		AVX Corp.	233,141	0.0
11,605		Booz Allen Hamilton Holding Corp.	255,310	0.0
45,955		Broadridge Financial Solutions ADR	1,706,769	0.1
168,070	@	Brocade Communications Systems, Inc.	1,783,223	0.1
123,191		CA, Inc.	3,815,225	0.2
107,205	@	Cadence Design Systems, Inc.	1,665,966	0.1
10,024		CDW Corp./DE	275,059	0.0
70,333	@	Citrix Systems, Inc.	4,039,224	0.2
15,775		CommScope Holding Co., Inc.	389,327	0.0
56,457		Computer Sciences Corp.	3,433,715	0.2
80,968		Compuware Corp.	850,164	0.0
17,688		Concur Technologies, Inc.	1,752,350	0.1
36,217	@	CoreLogic, Inc.	1,087,959	0.0
44,683	@	Cree, Inc.	2,527,270	0.1
24,140		Diebold, Inc.	962,945	0.0
16,928	@,L	Dolby Laboratories, Inc.	753,296	0.0
12,826		DST Systems, Inc.	1,215,777	0.1
15,366		EchoStar Corp.	730,807	0.0
113,754	@	Electronic Arts, Inc.	3,300,004	0.1
18,544	@	Equinix, Inc.	3,427,673	0.2
25,432	@	F5 Networks, Inc.	2,711,814	0.1
16,675		Factset Research Systems, Inc.	1,797,732	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
47,731		Fairchild Semiconductor International, Inc.	$658,210	0.0
110,156		Fidelity National Information Services, Inc.	5,887,838	0.3
6,546		FireEye, Inc.	403,037	0.0
25,675		First Solar, Inc.	1,791,858	0.1
100,093		Fiserv, Inc.	5,674,272	0.3
25,519		FleetCor Technologies, Inc.	2,937,237	0.1
53,759		Flir Systems, Inc.	1,935,324	0.1
51,441	@	Fortinet, Inc.	1,133,245	0.1
21,393		Freescale Semiconductor Holdings Ltd.	522,203	0.0
35,510	@	Gartner, Inc.	2,465,814	0.1
63,670	@	Genpact Ltd.	1,109,131	0.0
27,252		Global Payments, Inc.	1,937,890	0.1
41,188		Harris Corp.	3,013,314	0.1
28,282		IAC/InterActiveCorp	2,019,052	0.1
40,952	@	Informatica Corp.	1,547,167	0.1
57,687		Ingram Micro, Inc.	1,705,228	0.1
111,588		Intuit, Inc.	8,673,735	0.4
12,294	@,L	IPG Photonics Corp.	873,858	0.0
76,793		Jabil Circuit, Inc.	1,382,274	0.1
32,614		Jack Henry & Associates, Inc.	1,818,557	0.1
88,104	@	JDS Uniphase Corp.	1,233,456	0.1
190,251	@	Juniper Networks, Inc.	4,900,866	0.2
62,332		KLA-Tencor Corp.	4,309,634	0.2
32,412		Knowles Corp.	1,023,247	0.0
61,159	@	Lam Research Corp.	3,363,745	0.1
27,693		Leidos Holdings, Inc.	979,501	0.0
23,884		Lexmark International, Inc.	1,105,590	0.0
87,647		Linear Technology Corp.	4,267,532	0.2
36,378		LinkedIn Corp.	6,727,747	0.3
208,197		LSI Logic Corp.	2,304,741	0.1
149,550	@	Marvell Technology Group Ltd.	2,355,413	0.1
109,380		Maxim Integrated Products	3,622,666	0.2
74,059		Microchip Technology, Inc.	3,537,058	0.2
387,112	@	Micron Technology, Inc.	9,159,070	0.4
29,788	@	Micros Systems, Inc.	1,576,679	0.1
85,005		Motorola Solutions, Inc.	5,464,971	0.2
36,483		National Instruments Corp.	1,046,697	0.0
62,311	@	NCR Corp.	2,277,467	0.1
127,788		NetApp, Inc.	4,715,377	0.2
13,281		NetSuite, Inc.	1,259,437	0.1
24,909		NeuStar, Inc.	809,792	0.0
3,466	@	Nimble Storage	131,313	0.0
99,004		Nuance Communications, Inc.	1,699,899	0.1
217,193		Nvidia Corp.	3,889,927	0.2
170,836		ON Semiconductor Corp.	1,605,858	0.1
12,637		Palo Alto Networks, Inc.	866,898	0.0
122,250		Paychex, Inc.	5,207,850	0.2
51,484	@	Polycom, Inc.	706,360	0.0
42,827		Rackspace Hosting, Inc.	1,405,582	0.1
71,244	@	Red Hat, Inc.	3,774,507	0.2
61,969	@	Riverbed Technolgoy, Inc.	1,221,409	0.1
39,201	@	Rovi Corp.	892,999	0.0
84,893		Sandisk Corp.	6,892,463	0.3
16,210		Science Applications International Corp.	606,092	0.0
29,919		ServiceNow, Inc.	1,792,746	0.1
16,079		Silicon Laboratories, Inc.	840,128	0.0
72,448	@	Skyworks Solutions, Inc.	2,718,249	0.1
24,837		SolarWinds, Inc.	1,058,801	0.0
26,112		Solera Holdings, Inc.	1,653,934	0.1
42,379		Splunk, Inc.	3,029,675	0.1
13,372	@	Stratasys Ltd.	1,418,635	0.1
261,756		Symantec Corp.	5,227,267	0.2
58,244	@	Synopsys, Inc.	2,237,152	0.1
3,562		Tableau Software, Inc.	270,997	0.0
14,321	@	Tech Data Corp.	873,008	0.0
61,400		Teradata Corp.	3,020,266	0.1
72,234	@,L	Teradyne, Inc.	1,436,734	0.1
62,214	@	TIBCO Software, Inc.	1,264,188	0.1
61,895		Total System Services, Inc.	1,882,227	0.1
96,112	@	Trimble Navigation Ltd.	3,735,873	0.2
33,161		Vantiv, Inc.	1,002,125	0.0
41,193		VeriFone Holdings, Inc.	1,393,147	0.1
48,734	@	VeriSign, Inc.	2,627,250	0.1
49,430		Vishay Intertechnology, Inc.	735,518	0.0
79,394		Western Digital Corp.	7,289,957	0.3
209,317		Western Union Co.	3,424,426	0.2
14,599		Workday, Inc.	1,334,787	0.1
461,502		Xerox Corp.	5,214,973	0.2
99,145		Xilinx, Inc.	5,380,599	0.2
19,294	@	Zebra Technologies Corp.	1,339,197	0.1
221,185		Zynga, Inc.	951,095	0.0
			306,698,156	13.5

		Materials: 5.4%
24,816		Airgas, Inc.	2,643,152	0.1
30,847		Albemarle Corp.	2,048,858	0.1
401,876		Alcoa, Inc.	5,172,144	0.2
40,873		Allegheny Technologies, Inc.	1,540,095	0.1
25,259		Aptargroup, Inc.	1,669,620	0.1
29,944		Ashland, Inc.	2,978,829	0.1
37,720		Avery Dennison Corp.	1,911,272	0.1
52,824		Ball Corp.	2,895,283	0.1
39,010		Bemis Co., Inc.	1,530,752	0.1
24,172		Cabot Corp.	1,427,598	0.1
17,541		Carpenter Technology Corp.	1,158,408	0.0
60,012		Celanese Corp.	3,331,266	0.1
20,838		CF Industries Holdings, Inc.	5,431,216	0.2
58,051	L	Cliffs Natural Resources, Inc.	1,187,724	0.1
12,628		Compass Minerals International, Inc.	1,042,063	0.0
54,488	@	Crown Holdings, Inc.	2,437,793	0.1
13,832		Cytec Industries, Inc.	1,350,142	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
12,510		Domtar Corp.	$1,403,872	0.1
18,753		Eagle Materials, Inc.	1,662,641	0.1
58,175		Eastman Chemical Co.	5,015,267	0.2
51,160		FMC Corp.	3,916,810	0.2
12,254		Greif, Inc. - Class A	643,213	0.0
73,261		Huntsman Corp.	1,789,034	0.1
30,612		International Flavors & Fragrances, Inc.	2,928,650	0.1
167,142		International Paper Co.	7,668,475	0.3
8,607		Kronos Worldwide, Inc.	143,565	0.0
17,460		Martin Marietta Materials, Inc.	2,240,991	0.1
66,794		MeadWestvaco Corp.	2,514,126	0.1
3,594		NewMarket Corp.	1,404,463	0.1
185,006		Newmont Mining Corp.	4,336,541	0.2
119,432		Nucor Corp.	6,036,093	0.3
62,326	@	Owens-Illinois, Inc.	2,108,489	0.1
36,844		Packaging Corp. of America	2,592,712	0.1
29,045		Reliance Steel & Aluminum Co.	2,052,320	0.1
27,740		Rockwood Holdings, Inc.	2,063,856	0.1
24,328		Royal Gold, Inc.	1,523,419	0.1
50,194		RPM International, Inc.	2,100,117	0.1
16,295		Scotts Miracle-Gro Co.	998,558	0.0
74,179		Sealed Air Corp.	2,438,264	0.1
33,283		Sherwin-Williams Co.	6,561,078	0.3
45,217		Sigma-Aldrich Corp.	4,222,363	0.2
16,695		Silgan Holdings, Inc.	826,736	0.0
38,338		Sonoco Products Co.	1,572,625	0.1
83,554		Steel Dynamics, Inc.	1,486,426	0.1
31,908		Tahoe Resources, Inc.	674,854	0.0
54,717	L	United States Steel Corp.	1,510,736	0.1
32,061		Valspar Corp.	2,312,239	0.1
48,820		Vulcan Materials Co.	3,244,089	0.1
15,430		Westlake Chemical Corp.	1,021,157	0.0
28,532	@	WR Grace & Co.	2,829,518	0.1
			123,599,512	5.4

		Telecommunication Services: 1.1%
125,533		Crown Castle International Corp.	9,261,825	0.4
378,061	L	Frontier Communications Corp.	2,154,948	0.1
65,323	@	Level 3 Communications, Inc.	2,556,742	0.1
47,938		SBA Communications Corp.	4,360,441	0.2
35,740		Telephone & Data Systems, Inc.	936,745	0.0
72,087		T-Mobile US, Inc.	2,381,034	0.1
52,863		TW Telecom, Inc.	1,652,497	0.1
5,295		United States Cellular Corp.	217,148	0.0
224,735		Windstream Holdings, Inc.	1,851,816	0.1
			25,373,196	1.1

		Utilities: 5.9%
233,267		AES Corp.	3,331,053	0.1
44,768		AGL Resources, Inc.	2,191,841	0.1
42,019		Alliant Energy Corp.	2,387,099	0.1
91,192		Ameren Corp.	3,757,110	0.2
66,789		American Water Works Co., Inc.	3,032,221	0.1
66,668		Aqua America, Inc.	1,671,367	0.1
34,311		Atmos Energy Corp.	1,617,077	0.1
137,712		Calpine Corp.	2,879,558	0.1
160,990		CenterPoint Energy, Inc.	3,813,853	0.2
100,248		CMS Energy Corp.	2,935,261	0.1
110,079		Consolidated Edison, Inc.	5,905,738	0.3
65,355		DTE Energy Co.	4,855,223	0.2
122,444		Edison International	6,931,555	0.3
27,362		Energen Corp.	2,211,123	0.1
66,966		Entergy Corp.	4,476,677	0.2
157,143		FirstEnergy Corp.	5,347,576	0.2
58,251		Great Plains Energy, Inc.	1,575,107	0.1
37,376		Hawaiian Electric Industries	950,098	0.0
29,998		Integrys Energy Group, Inc.	1,789,381	0.1
59,475		ITC Holdings Corp.	2,221,391	0.1
71,521		MDU Resources Group, Inc.	2,453,886	0.1
27,869		National Fuel Gas Co.	1,951,945	0.1
117,261		NiSource, Inc.	4,166,283	0.2
118,223		Northeast Utilities	5,379,146	0.2
121,220		NRG Energy, Inc.	3,854,796	0.2
74,476		OGE Energy Corp.	2,737,738	0.1
19,500		ONE Gas, Inc.	700,635	0.0
94,233		Pepco Holdings, Inc.	1,929,892	0.1
41,659		Pinnacle West Capital Corp.	2,277,081	0.1
237,366		PPL Corp.	7,866,309	0.3
190,134		Public Service Enterprise Group, Inc.	7,251,711	0.3
66,338		Questar Corp.	1,577,518	0.1
52,411		SCANA Corp.	2,689,733	0.1
91,536		Sempra Energy	8,857,023	0.4
82,392		TECO Energy, Inc.	1,413,023	0.1
43,143		UGI Corp.	1,967,752	0.1
31,197		Vectren Corp.	1,228,850	0.1
48,148		Westar Energy, Inc.	1,692,884	0.1
85,964		Wisconsin Energy Corp.	4,001,624	0.2
186,852		Xcel Energy, Inc.	5,672,827	0.2
			133,550,965	5.9

	Total Common Stock
	(Cost $1,214,769,272)		2,248,527,454	98.8

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	Telecommunication Services: 0.0%
9,219	Intelsat SA	$172,580	0.0

	Total Preferred Stock
	(Cost $184,325)	172,580	0.0

	Total Long-Term Investments
	(Cost $1,214,953,597)	2,248,700,034	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc(1): 1.8%
5,119,499	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $5,119,509, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $5,221,899, due 01/31/16-11/01/43)	5,119,499	0.2
10,011,950	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $10,011,975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $10,212,189, due 04/03/14-02/15/41)	10,011,950	0.4
10,011,950	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $10,011,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,212,189, due 03/27/17-03/01/48)	10,011,950	0.5
7,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $7,000,013, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $7,140,001, due 06/30/17)	7,000,000	0.3
10,011,950	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $10,011,977, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $10,212,189, due 04/01/14-05/01/47)	10,011,950	0.4
		42,155,349	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
24,634,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $24,634,000)	24,634,000	1.1

	Total Short-Term Investments
	(Cost $66,789,349)	66,789,349	2.9

	Total Investments in Securities (Cost $1,281,742,946)	$2,315,489,383	101.7
	Liabilities in Excess of Other Assets	(39,669,660)	(1.7)
	Net Assets	$2,275,819,723	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
**	Investment in affiliate.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,292,401,885.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,062,160,372
Gross Unrealized Depreciation	(39,072,874)
Net Unrealized Appreciation	$1,023,087,498

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$2,248,527,454	$–	$–	$2,248,527,454
Preferred Stock	172,580	–	–	172,580
Short-Term Investments	24,634,000	42,155,349	–	66,789,349
Total Investments, at fair value	$2,273,334,034	$42,155,349	$–	$2,315,489,383
Other Financial Instruments+
Futures	135,963	–	–	135,963
Total Assets	$2,273,469,997	$42,155,349	$–	$2,315,625,346

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Financial, Inc.	$1,089,861	$–	$(70,822)	$10,594	$1,029,633	295	$20,836	$–
	$1,089,861	$–	$(70,822)	$10,594	$1,029,633	$295	$20,836	$–

Voya Russell™ Mid Cap Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	209	06/20/14	$28,735,410	$135,963
			$28,735,410	$135,963

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$135,963
Total Asset Derivatives		$135,963

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Basic Materials: 0.1%
45,988	@	Resolute Forest Products	$923,899	0.1

		Consumer Discretionary: 12.7%
43,900	@,L	Aeropostale, Inc.	220,378	0.0
12,744	@	AMC Entertainment Holdings, Inc.	308,991	0.0
44,525	@	American Axle & Manufacturing Holdings, Inc.	824,603	0.1
13,530		American Public Education, Inc.	474,632	0.0
8,660	@	America's Car-Mart, Inc.	317,995	0.0
31,151	@	ANN, Inc.	1,292,143	0.1
9,700		Arctic Cat, Inc.	463,563	0.0
20,580	@	Asbury Automotive Group, Inc.	1,138,280	0.1
11,607		Ascent Capital Group, Inc.	876,909	0.1
24,200	@	Barnes & Noble, Inc.	505,780	0.1
21,151	@	Beazer Homes USA, Inc.	424,712	0.0
34,460		Bebe Stores, Inc.	210,895	0.0
11,049		Big 5 Sporting Goods Corp.	177,336	0.0
871		Biglari Holdings, Inc.	424,604	0.0
11,788		BJ's Restaurants, Inc.	385,585	0.0
26,000		Black Diamond, Inc.	317,980	0.0
30,139		Bloomin' Brands, Inc.	726,350	0.1
8,580		Blue Nile, Inc.	298,584	0.0
20,665		Bob Evans Farms, Inc.	1,033,870	0.1
42,154	@	Boyd Gaming Corp.	556,433	0.1
26,160		Brown Shoe Co., Inc.	694,286	0.1
55,516		Brunswick Corp.	2,514,320	0.2
17,080	L	Buckle, Inc.	782,264	0.1
11,573	@	Buffalo Wild Wings, Inc.	1,723,220	0.2
27,187		Caesars Entertainment Co.	516,825	0.1
44,250		Callaway Golf Co.	452,235	0.0
12,084		Capella Education Co.	763,105	0.1
14,596	@	Carmike Cinemas, Inc.	435,837	0.0
21,220		Cato Corp.	573,789	0.1
8,471	@	Cavco Industries, Inc.	664,550	0.1
60,036	@	Central European Media Enterprises Ltd.	176,506	0.0
32,350		Cheesecake Factory	1,540,830	0.2
15,396		Childrens Place Retail Stores, Inc.	766,875	0.1
31,483	@	Christopher & Banks Corp.	208,103	0.0
6,176		Churchill Downs, Inc.	563,869	0.1
9,923		Chuy's Holdings, Inc.	428,078	0.0
18,610		Citi Trends, Inc.	303,157	0.0
7,610		Columbia Sportswear Co.	628,966	0.1
14,261	@,L	Conn's, Inc.	554,040	0.1
8,777	L	Container Store Group, Inc./The	297,979	0.0
33,611		Cooper Tire & Rubber Co.	816,747	0.1
9,250		Core-Mark Holding Co., Inc.	671,550	0.1
96,364	@	Corinthian Colleges, Inc.	132,982	0.0
12,805		Cracker Barrel Old Country Store	1,245,158	0.1
57,115	@	CROCS, Inc.	890,994	0.1
8,490		CSS Industries, Inc.	229,230	0.0
87,642		Dana Holding Corp.	2,039,429	0.2
72,660		Denny's Corp.	467,204	0.0
11,300		DineEquity, Inc.	882,191	0.1
17,545	@	Dorman Products, Inc.	1,036,208	0.1
13,310		Drew Industries, Inc.	721,402	0.1
29,071	@	Entercom Communications Corp.	292,745	0.0
35,019		Entravision Communications Corp.	234,627	0.0
14,140		Ethan Allen Interiors, Inc.	359,863	0.0
27,795	@	EW Scripps Co.	492,527	0.1
54,735	@	Express, Inc.	869,192	0.1
10,412		Fiesta Restaurant Group, Inc.	474,683	0.0
36,697		Finish Line	994,122	0.1
18,035		Five Below, Inc.	766,127	0.1
24,628		Francesca's Holdings Corp.	446,752	0.0
17,890		Fred's, Inc.	322,199	0.0
13,846		FTD Cos, Inc.	440,441	0.0
12,220	@	Fuel Systems Solutions, Inc.	131,487	0.0
14,430	@	Genesco, Inc.	1,076,045	0.1
20,961	@	Gentherm, Inc.	727,766	0.1
10,410	@	G-III Apparel Group Ltd.	745,148	0.1
26,310		Grand Canyon Education, Inc.	1,228,677	0.1
36,936	@	Gray Television, Inc.	383,026	0.0
12,560		Group 1 Automotive, Inc.	824,690	0.1
27,960		Harte-Hanks, Inc.	247,166	0.0
13,719		Haverty Furniture Cos., Inc.	407,454	0.0
19,210	@	Helen of Troy Ltd.	1,329,908	0.1
18,578	@	Hibbett Sporting Goods, Inc.	982,405	0.1
28,900		Hillenbrand, Inc.	934,337	0.1
87,537	@,L	Hovnanian Enterprises, Inc.	414,050	0.0
23,111		HSN, Inc.	1,380,420	0.1
37,562	@	Iconix Brand Group, Inc.	1,475,060	0.1
10,000		International Speedway Corp.	339,900	0.0
26,350		Interval Leisure Group, Inc.	688,789	0.1
14,587	L	iRobot Corp.	598,796	0.1
15,575	@,L	ITT Educational Services, Inc.	446,691	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
30,842	@	Jack in the Box, Inc.	$1,817,827	0.2
20,306		Jamba, Inc.	243,570	0.0
56,041		Jones Group, Inc.	838,934	0.1
18,530	@	JoS. A Bank Clothiers, Inc.	1,191,479	0.1
44,000	@	Journal Communications, Inc.	389,840	0.0
16,063		K12, Inc.	363,827	0.0
70,220	@	Kate Spade & Co.	2,604,460	0.3
47,705		KB Home	810,508	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	661,329	0.1
39,638		La-Z-Boy, Inc.	1,074,190	0.1
35,914	L	Leapfrog Enterprises, Inc.	269,355	0.0
16,500	@	Libbey, Inc.	429,000	0.0
27,800		Life Time Fitness, Inc.	1,337,180	0.1
35,496		LifeLock, Inc.	607,337	0.1
12,417		Lifetime Brands, Inc.	221,768	0.0
10,475		Lithia Motors, Inc.	696,168	0.1
90,738		Live Nation, Inc.	1,973,552	0.2
16,495		Lumber Liquidators	1,547,231	0.2
20,841	@	M/I Homes, Inc.	467,255	0.0
16,980		Marcus Corp.	283,566	0.0
20,700		MarineMax, Inc.	314,433	0.0
19,800		Marriott Vacations Worldwide Corp.	1,107,018	0.1
20,380		Matthews International Corp.	831,708	0.1
10,268	L	Mattress Firm Holding Corp.	491,118	0.0
73,768	@,L	McClatchy Co.	473,591	0.0
20,734		MDC Holdings, Inc.	586,358	0.1
38,959		MDC Partners, Inc.	889,044	0.1
13,148	@,L	Media General, Inc.	241,529	0.0
31,991		Men's Wearhouse, Inc.	1,566,919	0.2
19,600		Meredith Corp.	910,028	0.1
21,203	@	Meritage Homes Corp.	887,982	0.1
34,800	@	Modine Manufacturing Co.	509,820	0.1
19,665		Monro Muffler, Inc.	1,118,545	0.1
32,381		Morgans Hotel Group Co.	260,343	0.0
9,182		Movado Group, Inc.	418,240	0.0
17,222	@	Multimedia Games, Inc.	500,127	0.1
3,750		Nacco Industries, Inc.	203,288	0.0
33,800		National CineMedia, Inc.	507,000	0.1
26,739	@	Nautilus, Inc.	257,497	0.0
65,676		New York Times Co.	1,124,373	0.1
17,082		Nexstar Broadcasting Group, Inc.	640,917	0.1
20,940		Nutri/System, Inc.	315,566	0.0
309,494	@	Office Depot, Inc.	1,278,210	0.1
57,400	@	Orient-Express Hotels Ltd.	827,134	0.1
18,288	L	Outerwall, Inc.	1,325,880	0.1
7,509		Overstock.com, Inc.	147,927	0.0
5,833		Oxford Industries, Inc.	456,141	0.0
23,922		Papa John's International, Inc.	1,246,575	0.1
26,200		Penske Auto Group, Inc.	1,120,312	0.1
31,803	@	PEP Boys-Manny Moe & Jack	404,534	0.0
9,760	@	Perry Ellis International, Inc.	134,102	0.0
55,877		Pier 1 Imports, Inc.	1,054,958	0.1
42,630	@	Pinnacle Entertainment, Inc.	1,010,331	0.1
30,872		Pool Corp.	1,893,071	0.2
21,360	@	Popeyes Louisiana Kitchen, Inc.	868,070	0.1
82,219	@	Quiksilver, Inc.	617,465	0.1
80,963	@,L	RadioShack Corp.	171,642	0.0
11,200		Red Robin Gourmet Burgers, Inc.	802,816	0.1
36,110		Regis Corp.	494,707	0.1
36,133		Rent-A-Center, Inc.	961,138	0.1
12,701	@	Rentrak Corp.	765,616	0.1
10,598		Restoration Hardware Holdings, Inc.	779,907	0.1
47,480	@	Ruby Tuesday, Inc.	266,363	0.0
43,250		Ruth's Hospitality Group, Inc.	522,893	0.1
29,150		Ryland Group, Inc.	1,163,960	0.1
17,420		Scholastic Corp.	600,642	0.1
43,559	@	Scientific Games Corp.	598,065	0.1
35,506	@	Select Comfort Corp.	641,948	0.1
21,271		Shutterfly, Inc.	907,846	0.1
5,300		Shutterstock, Inc.	384,833	0.0
41,816		Sinclair Broadcast Group, Inc.	1,132,795	0.1
23,840		Skechers USA, Inc.	871,114	0.1
47,051	L	Smith & Wesson Holding Corp.	687,886	0.1
30,570		Sonic Automotive, Inc.	687,214	0.1
38,380	@	Sonic Corp.	874,680	0.1
43,155		Sotheby's	1,879,400	0.2
38,830		Spartan Motors, Inc.	199,586	0.0
11,360		Speedway Motorsports, Inc.	212,773	0.0
24,790		Stage Stores, Inc.	606,116	0.1
15,634		Standard Motor Products, Inc.	559,228	0.1
81,533	@	Standard-Pacific Corp.	677,539	0.1
18,726		Stein Mart, Inc.	262,351	0.0
9,780	@	Steiner Leisure Ltd.	452,325	0.0
37,747		Steven Madden Ltd.	1,358,137	0.1
22,606		Stoneridge, Inc.	253,865	0.0
7,613		Strayer Education, Inc.	353,472	0.0
11,340	L	Sturm Ruger & Co., Inc.	678,132	0.1
15,060		Superior Industries International	308,579	0.0
36,560	@	Tenneco, Inc.	2,123,039	0.2
34,920		Texas Roadhouse, Inc.	910,714	0.1
39,859	@	Tuesday Morning Corp.	564,005	0.1
25,872		Tumi Holdings, Inc.	585,483	0.1
18,230	@	Universal Electronics, Inc.	699,850	0.1
19,660		Vail Resorts, Inc.	1,370,302	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
38,425		Valuevision Media, Inc.	$186,746	0.0
14,700	L	Vera Bradley, Inc.	396,753	0.0
14,688		Vitamin Shoppe, Inc.	697,974	0.1
79,520	@	Wet Seal, Inc.	104,966	0.0
7,490		Weyco Group, Inc.	202,380	0.0
19,680	@	Winnebago Industries	539,035	0.1
63,306		Wolverine World Wide, Inc.	1,807,386	0.2
29,416		World Wrestling Entertainment, Inc.	849,534	0.1
24,729	@	Zale Corp.	517,083	0.1
14,550	@	Zumiez, Inc.	352,692	0.0
			132,150,685	12.7

		Consumer Staples: 3.6%
87,940	@	Alliance One International, Inc.	256,785	0.0
20,910		Andersons, Inc.	1,238,708	0.1
8,072		Annie's, Inc.	324,414	0.0
28,490		B&G Foods, Inc.	857,834	0.1
5,583		Boston Beer Co., Inc.	1,366,328	0.1
44,633		Boulder Brands, Inc.	786,433	0.1
9,570		Calavo Growers, Inc.	340,501	0.0
11,400		Cal-Maine Foods, Inc.	715,692	0.1
20,073		Casey's General Stores, Inc.	1,356,734	0.1
26,800		Central Garden & Pet Co.	221,636	0.0
32,368	@	Chiquita Brands International, Inc.	402,982	0.0
4,300		Coca-Cola Bottling Co. Consolidated	365,414	0.0
100,290	@	Darling International, Inc.	2,007,806	0.2
14,680	@	Diamond Foods, Inc.	512,772	0.1
17,090		Elizabeth Arden, Inc.	504,326	0.1
26,110	@	Fresh Del Monte Produce, Inc.	719,853	0.1
23,999		Hain Celestial Group, Inc.	2,195,189	0.2
14,435		Ingles Markets, Inc.	343,842	0.0
10,120		J&J Snack Foods Corp.	971,216	0.1
13,793		Lancaster Colony Corp.	1,371,300	0.1
17,810		Pantry, Inc.	273,205	0.0
39,845		Pilgrim's Pride Corp.	833,557	0.1
16,592		Post Holdings, Inc.	914,551	0.1
29,480		Prestige Brands Holdings, Inc.	803,330	0.1
12,260		Pricesmart, Inc.	1,237,402	0.1
425,871	@	Rite Aid Corp.	2,670,211	0.3
30,017		Roundy's, Inc.	206,517	0.0
15,661		Sanderson Farms, Inc.	1,229,232	0.1
129	@	Seaboard Corp.	338,167	0.0
9,630	@	Seneca Foods Corp.	303,152	0.0
21,143		Snyders-Lance, Inc.	596,021	0.1
38,248		Spartan Stores, Inc.	887,736	0.1
15,452		Spectrum Brands Holdings, Inc.	1,231,524	0.1
174,125		Star Scientific, Inc.	136,636	0.0
122,656	@	Supervalu, Inc.	838,967	0.1
8,971		Susser Holdings Corp.	560,418	0.1
20,910	L	Tootsie Roll Industries, Inc.	626,046	0.1
24,648		TreeHouse Foods, Inc.	1,774,410	0.2
32,256	@	United Natural Foods, Inc.	2,287,596	0.2
15,870		Universal Corp.	886,974	0.1
5,050	@	USANA Health Sciences, Inc.	380,467	0.0
32,392	L	Vector Group Ltd.	697,724	0.1
10,690		WD-40 Co.	829,223	0.1
8,100		Weis Markets, Inc.	398,925	0.0
			37,801,756	3.6

		Energy: 5.4%
90,900		Abraxas Petroleum Corp.	359,964	0.0
147,009	L	Alpha Natural Resources, Inc.	624,788	0.1
19,800		Approach Resources, Inc.	414,018	0.0
157,079	L	Arch Coal, Inc.	757,121	0.1
8,719		Athlon Energy, Inc.	309,089	0.0
24,520		Basic Energy Services, Inc.	672,093	0.1
29,660	L	Bill Barrett Corp.	759,296	0.1
15,804		Bonanza Creek Energy, Inc.	701,698	0.1
143,233	@	BPZ Energy, Inc.	455,481	0.0
23,218		Bristow Group, Inc.	1,753,423	0.2
28,100		C&J Energy Services, Inc.	819,396	0.1
87,380	L	Cal Dive International, Inc.	148,546	0.0
11,857		CARBO Ceramics, Inc.	1,636,147	0.2
23,213		Carrizo Oil & Gas, Inc.	1,240,967	0.1
41,705	L	Clean Energy Fuels Corp.	372,843	0.0
42,466		Cloud Peak Energy, Inc.	897,731	0.1
31,442		Comstock Resources, Inc.	718,450	0.1
9,120	@	Contango Oil & Gas Co.	435,389	0.0
9,791		Dawson Geophysical Co.	274,246	0.0
22,895		Delek US Holdings, Inc.	664,871	0.1
9,988		Diamondback Energy, Inc.	672,292	0.1
40,052	@	Emerald Oil, Inc.	269,149	0.0
37,547	@,L	Endeavour International Corp.	122,028	0.0
50,333		Energy XXI Bermuda Ltd.	1,186,349	0.1
22,062		EPL Oil & Gas, Inc.	851,593	0.1
15,075		Era Group, Inc.	441,848	0.0
85,783	L	EXCO Resources, Inc.	480,385	0.1
31,743		Exterran Holdings, Inc.	1,392,883	0.1
87,960	@	Forest Oil Corp.	168,004	0.0
16,834		Forum Energy Technologies, Inc.	521,517	0.1
25,500		GasLog Ltd.	593,895	0.1
67,715	@	Gastar Exploration, Inc.	370,401	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
7,476	@	Geospace Technologies Corp.	$494,687	0.1
17,190	@,L	Goodrich Petroleum Corp.	271,946	0.0
23,600		Green Plains Renewable Energy, Inc.	707,056	0.1
14,197		Gulfmark Offshore, Inc.	638,013	0.1
135,451	@,L	Halcon Resources Corp.	586,503	0.1
72,144	@	Helix Energy Solutions Group, Inc.	1,657,869	0.2
90,490		Hercules Offshore, Inc.	415,349	0.0
17,861		Hornbeck Offshore Services, Inc.	746,768	0.1
84,580	@	ION Geophysical Corp.	356,082	0.0
92,610	@	Key Energy Services, Inc.	855,716	0.1
171,374	@	Kodiak Oil & Gas Corp.	2,080,480	0.2
119,879		Magnum Hunter Resources Corp.	1,018,971	0.1
36,146		Matador Resources Co.	885,216	0.1
24,032	@	Matrix Service Co.	811,801	0.1
34,000	L	Midstates Petroleum Co., Inc.	182,240	0.0
15,035		Natural Gas Services Group, Inc.	453,155	0.0
53,740	@	Newpark Resources	615,323	0.1
54,579	@,L	Nordic American Tankers Ltd.	537,057	0.1
43,269	@	North Atlantic Drilling Ltd.	382,325	0.0
37,232		Northern Oil And Gas, Inc.	544,332	0.1
12,270	L	Nuverra Environmental Solutions, Inc.	248,958	0.0
6,090		Panhandle Oil and Gas, Inc.	265,585	0.0
81,074	@	Parker Drilling Co.	574,815	0.1
20,451		PDC Energy, Inc.	1,273,279	0.1
56,893	@	Penn Virginia Corp.	995,059	0.1
8,960	@	PHI, Inc.	396,390	0.0
55,686		Pioneer Energy Services Corp.	721,134	0.1
90,372	@,L	Quicksilver Resources, Inc.	237,678	0.0
15,810		Renewable Energy Group, Inc.	189,404	0.0
191,268	@	Rentech, Inc.	363,409	0.0
49,700		Resolute Energy Corp.	357,840	0.0
26,730		Rex Energy Corp.	500,118	0.1
32,520		Rosetta Resources, Inc.	1,514,782	0.1
13,922	@	RSP Permian, Inc.	402,151	0.0
19,152	L	Sanchez Energy Corp.	567,474	0.1
102,253	@	Scorpio Tankers, Inc.	1,019,462	0.1
8,973	@	SEACOR Holdings, Inc.	775,447	0.1
23,500		SemGroup Corp.	1,543,480	0.2
32,213		Ship Finance International Ltd.	578,868	0.1
34,779	L	Solazyme, Inc.	403,784	0.0
26,980		Stone Energy Corp.	1,132,351	0.1
33,106	@,L	Swift Energy Co.	356,221	0.0
36,120	@	Synergy Resources Corp.	388,290	0.0
16,405		Targa Resources Corp.	1,628,360	0.2
19,500	@	Tesco Corp.	360,750	0.0
50,570	@	Tetra Technologies, Inc.	647,296	0.1
42,300	@	Triangle Petroleum Corp.	348,552	0.0
147,556		Ur-Energy, Inc.	228,712	0.0
45,370	@	Vaalco Energy, Inc.	387,913	0.0
172,950	@	Vantage Drilling Co.	295,745	0.0
17,040		W&T Offshore, Inc.	294,962	0.0
88,587		Warren Resources, Inc.	425,218	0.0
36,160	L	Western Refining, Inc.	1,395,776	0.1
34,260		Willbros Group, Inc.	432,361	0.0
			56,578,414	5.4

		Financials: 22.5%
12,150		1st Source Corp.	389,893	0.0
36,333		1st United Bancorp, Inc.	278,311	0.0
23,696		Acadia Realty Trust	625,100	0.1
12,300		Agree Realty Corp.	374,043	0.0
26,349		Alexander & Baldwin, Inc.	1,121,413	0.1
1,450		Alexander's, Inc.	523,435	0.1
30,762		Altisource Residential Corp.	970,849	0.1
19,207		Ambac Financial Group, Inc.	595,993	0.1
24,200		American Assets Trust, Inc.	816,508	0.1
37,065		American Capital Mortgage Investment Corp.	695,710	0.1
36,920		American Equity Investment Life Holding Co.	872,050	0.1
288,052		American Realty Capital Properties, Inc.	4,038,489	0.4
27,705	@	Ameris Bancorp.	645,526	0.1
13,520		Amerisafe, Inc.	593,663	0.1
11,320	L	Ames National Corp.	249,493	0.0
22,307		AmREIT, Inc.	369,627	0.0
15,040		Amtrust Financial Services, Inc.	565,654	0.1
126,958		Anworth Mortgage Asset Corp.	629,712	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	382,490	0.0
137,410		Apollo Investment Corp.	1,141,877	0.1
20,640		Apollo Residential Mortgage, Inc.	334,987	0.0
20,999	@	Argo Group International Holdings Ltd.	963,854	0.1
23,104		Armada Hoffler Properties, Inc.	231,964	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
235,115		ARMOUR Residential REIT, Inc.	$968,674	0.1
6,808		Arrow Financial Corp.	180,004	0.0
40,411		Ashford Hospitality Trust, Inc.	455,432	0.0
8,082		Ashford Hospitality Prime, Inc.	122,200	0.0
39,249		Associated Estates Realty Corp.	664,878	0.1
63,180		Astoria Financial Corp.	873,148	0.1
5,850		Bancfirst Corp.	331,285	0.0
26,950		Bancorp, Inc.	506,929	0.1
49,700		Bancorpsouth, Inc.	1,240,512	0.1
56,436		Bank Mutual Corp.	357,804	0.0
20,280		Bank of the Ozarks, Inc.	1,380,257	0.1
25,620		BankFinancial Corp.	255,688	0.0
15,500		Banner Corp.	638,755	0.1
37,274		BBCN Bancorp, Inc.	638,876	0.1
28,050		Beneficial Mutual Bancorp, Inc.	369,979	0.0
15,227		Berkshire Hills Bancorp., Inc.	394,075	0.0
78,142		BGC Partners, Inc.	511,049	0.1
51,550		BlackRock Kelso Capital Corp.	472,713	0.0
18,880		Banco Latinoamericano de Comercio Exterior SA	498,621	0.1
22,270		BNC Bancorp	385,939	0.0
12,916		BofI Holding, Inc.	1,107,547	0.1
41,879		Boston Private Financial Holdings, Inc.	566,623	0.1
16,739		OceanFirst Financial Corp.	296,113	0.0
60,248		Brookline Bancorp., Inc.	567,536	0.1
11,800		Bryn Mawr Bank Corp.	339,014	0.0
20,870		Calamos Asset Management, Inc.	269,849	0.0
6,340		Camden National Corp.	261,208	0.0
57,930		Campus Crest Communities, Inc.	502,832	0.1
14,880		Capital Southwest Corp.	516,634	0.1
69,929		Capitol Federal Financial, Inc.	877,609	0.1
49,591		Capstead Mortgage Corp.	627,822	0.1
34,460		Cardinal Financial Corp.	614,422	0.1
22,693		Cash America International, Inc.	878,673	0.1
49,420		Cathay General Bancorp.	1,244,890	0.1
87,905		Cedar Shopping Centers, Inc.	537,100	0.1
36,590		Centerstate Banks of Florida, Inc.	399,563	0.0
123,877		Chambers Street Properties	962,524	0.1
21,376		Chatham Lodging Trust	432,223	0.0
21,835		Chemical Financial Corp.	708,546	0.1
30,531		Chesapeake Lodging Trust	785,563	0.1
14,994		Citizens & Northern Corp.	295,532	0.0
52,810	@	Citizens, Inc.	390,794	0.0
11,240		City Holding Co.	504,226	0.1
10,460		CNB Financial Corp.	184,933	0.0
146,586		CNO Financial Group, Inc.	2,653,207	0.3
43,096		CoBiz Financial, Inc.	496,466	0.1
11,518	L	Cohen & Steers, Inc.	458,992	0.0
40,609		Colony Financial, Inc.	891,368	0.1
35,101		Columbia Banking System, Inc.	1,001,081	0.1
21,790		Community Bank System, Inc.	850,246	0.1
11,490		Community Trust Bancorp., Inc.	476,605	0.0
7,112		Consolidated-Tomoka Land Co.	286,471	0.0
15,972		Coresite Realty Corp.	495,132	0.0
100,503		Cousins Properties, Inc.	1,152,769	0.1
87,400		Cowen Group, Inc.	385,434	0.0
4,650	@	Credit Acceptance Corp.	660,997	0.1
70,350		CubeSmart	1,207,206	0.1
19,100		Customers Bancorp, Inc.	398,617	0.0
53,420		CVB Financial Corp.	849,378	0.1
110,935		CYS Investments, Inc.	916,323	0.1
143,890		DCT Industrial Trust, Inc.	1,133,853	0.1
29,387	@	DFC Global Corp.	259,487	0.0
107,595		DiamondRock Hospitality Co.	1,264,241	0.1
19,710		Dime Community Bancshares	334,676	0.0
39,230		DuPont Fabros Technology, Inc.	944,266	0.1
35,550		Dynex Capital, Inc.	318,172	0.0
17,710		Eagle Bancorp, Inc.	639,331	0.1
21,920		EastGroup Properties, Inc.	1,378,987	0.1
69,055		Education Realty Trust, Inc.	681,573	0.1
13,380		eHealth, Inc.	679,704	0.1
50,305		Empire State Realty Trust, Inc.	760,109	0.1
28,430		Employers Holdings, Inc.	575,139	0.1
15,293		Encore Capital Group, Inc.	698,890	0.1
4,049	@	Enstar Group Ltd.	551,919	0.1
18,450		Enterprise Financial Services Corp.	370,291	0.0
14,383		Envestnet, Inc.	577,909	0.1
35,810		EPR Properties	1,911,896	0.2
24,270		Equity One, Inc.	542,192	0.1
15,603		ESB Financial Corp.	203,931	0.0
44,160		EverBank Financial Corp.	871,277	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,609		Evercore Partners, Inc.	$917,647	0.1
56,176		Excel Trust, Inc.	712,312	0.1
32,960	@	Ezcorp, Inc.	355,638	0.0
9,085	@	Farmers Capital Bank Corp.	204,049	0.0
9,070		FBL Financial Group, Inc.	392,912	0.0
89,123		FelCor Lodging Trust, Inc.	805,672	0.1
16,655	L	Fidus Investment Corp.	321,608	0.0
52,370		Fifth Street Finance Corp.	495,420	0.0
28,141		Financial Engines, Inc.	1,429,000	0.1
70,112		First American Financial Corp.	1,861,474	0.2
44,889	@	First BanCorp/Puerto Rico	244,196	0.0
23,913		First Bancorp.	454,347	0.0
37,230		First Busey Corp.	215,934	0.0
19,850	@	First Cash Financial Services, Inc.	1,001,631	0.1
50,920		First Commonwealth Financial Corp.	460,317	0.0
11,882		First Defiance Financial Corp.	322,240	0.0
38,080		First Financial Bancorp.	684,678	0.1
22,965		First Financial Bankshares, Inc.	1,419,007	0.1
9,230		First Financial Corp.	310,866	0.0
15,910		First Financial Holdings, Inc.	996,284	0.1
59,110		First Industrial Realty Trust, Inc.	1,142,005	0.1
19,220		First Merchants Corp.	415,921	0.0
48,230		First Midwest Bancorp., Inc.	823,768	0.1
53,073		First Potomac Realty Trust	685,703	0.1
100,816		FirstMerit Corp.	2,099,997	0.2
14,217	@	Flagstar Bancorp, Inc.	315,902	0.0
25,800		Flushing Financial Corp.	543,606	0.1
68,166		FNB Corp.	913,424	0.1
26,370		Forestar Real Estate Group, Inc.	469,386	0.0
54,736		Franklin Street Properties Corp.	689,674	0.1
24,425		FXCM, Inc.	360,757	0.0
4,640		GAMCO Investors, Inc.	360,296	0.0
49,899		Geo Group, Inc.	1,608,744	0.2
23,009		Getty Realty Corp.	434,640	0.0
84,643		GFI Group, Inc.	300,483	0.0
45,460		Glacier Bancorp., Inc.	1,321,522	0.1
25,531		Gladstone Capital Corp.	257,352	0.0
16,494		Gladstone Commercial Corp.	286,006	0.0
80,252		Glimcher Realty Trust	804,928	0.1
23,100		Golub Capital BDC, Inc.	412,104	0.0
22,516		Government Properties Income Trust	567,403	0.1
72,187		Gramercy Property Trust Inc.	372,485	0.0
11,490		Great Southern Bancorp., Inc.	345,045	0.0
16,349		Green Dot Corp.	319,296	0.0
15,700		Greenhill & Co., Inc.	816,086	0.1
19,750	@	Greenlight Capital Re Ltd.	647,800	0.1
47,938		Hancock Holding Co.	1,756,928	0.2
22,000		Hanmi Financial Corp.	512,600	0.1
10,343	L	HCI Group, Inc.	376,485	0.0
50,340		Healthcare Realty Trust, Inc.	1,215,711	0.1
8,120		Heartland Financial USA, Inc.	219,159	0.0
38,255	L	Hercules Technology Growth Capital, Inc.	538,248	0.1
126,731		Hersha Hospitality Trust	738,842	0.1
22,812		HFF, Inc.	766,711	0.1
46,360		Highwoods Properties, Inc.	1,780,688	0.2
36,020	@	Hilltop Holdings, Inc.	856,916	0.1
26,848		Home Bancshares, Inc.	924,108	0.1
37,848	@	Home Loan Servicing Solutions Ltd.	817,517	0.1
12,676		HomeStreet, Inc.	247,816	0.0
25,318		HomeTrust Bancshares Inc.	399,518	0.0
26,670		Horace Mann Educators Corp.	773,430	0.1
27,049		Hudson Pacific Properties, Inc.	624,020	0.1
13,993		Hudson Valley Holding Corp.	266,567	0.0
18,090		IBERIABANK Corp.	1,269,013	0.1
39,248	@	ICG Group, Inc.	801,444	0.1
13,110		Independent Bank Corp.	516,141	0.1
8,050		Infinity Property & Casualty Corp.	544,421	0.1
56,772		Inland Real Estate Corp.	598,945	0.1
26,956	@	Insmed Inc.	513,242	0.1
35,630		International Bancshares Corp.	893,600	0.1
13,555	@	Intl. FCStone, Inc.	254,970	0.0
83,889		Invesco Mortgage Capital, Inc.	1,381,652	0.1
28,900	@	Investment Technology Group, Inc.	583,780	0.1
28,350		Investors Bancorp, Inc.	783,594	0.1
89,225		Investors Real Estate Trust	801,240	0.1
65,110	@	iStar Financial, Inc.	961,024	0.1
58,877		Janus Capital Group, Inc.	639,993	0.1
4,795		Kansas City Life Insurance Co.	231,119	0.0
25,800	L	KCAP Financial, Inc.	223,428	0.0
27,019		KCG Holdings, Inc.	322,337	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
34,500		Kennedy-Wilson Holdings, Inc.	$776,595	0.1
75,513		Kite Realty Group Trust	453,078	0.0
11,670		Lakeland Financial Corp.	469,367	0.0
53,300		LaSalle Hotel Properties	1,668,823	0.2
76,210		Lexington Realty Trust	831,451	0.1
17,999		LTC Properties, Inc.	677,302	0.1
46,900	@	Maiden Holdings Ltd.	585,312	0.1
17,396	L	Main Street Capital Corp.	571,633	0.1
24,774		MainSource Financial Group, Inc.	423,635	0.0
16,515		Manning & Napier, Inc.	276,957	0.0
22,070		MarketAxess Holdings, Inc.	1,306,985	0.1
34,500		MB Financial, Inc.	1,068,120	0.1
63,800		MCG Capital Corp.	241,802	0.0
31,600		Meadowbrook Insurance Group, Inc.	184,228	0.0
22,641		Medallion Financial Corp.	299,088	0.0
81,329		Medical Properties Trust, Inc.	1,040,198	0.1
29,100		Medley Capital Corp.	396,051	0.0
6,817		Merchants Bancshares, Inc.	222,302	0.0
197,862	@	MGIC Investment Corp.	1,685,784	0.2
51,598		Monmouth Real Estate Investment Corp.	492,245	0.0
41,030	@	Montpelier Re Holdings Ltd.	1,221,053	0.1
14,950		MVC Capital, Inc.	202,572	0.0
28,242		National Bank Holdings Corp.	566,817	0.1
8,447		National Bankshares, Inc.	308,400	0.0
15,810		National Health Investors, Inc.	955,873	0.1
8,070		National Interstate Corp.	216,357	0.0
82,810		National Penn Bancshares, Inc.	865,364	0.1
1,665		National Western Life Insurance Co.	407,093	0.0
7,530	@	Navigators Group, Inc.	462,267	0.0
22,730		NBT Bancorp., Inc.	555,976	0.1
17,700		Nelnet, Inc.	723,930	0.1
46,233		New Mountain Finance Corp.	672,690	0.1
123,707		New Residential Investment Corp.	800,384	0.1
71,468		New York Mortgage Trust, Inc.	556,021	0.1
30,707	@	NewBridge Bancorp	219,248	0.0
23,200		NewStar Financial, Inc.	321,552	0.0
41,053		Northfield Bancorp, Inc./NJ	527,942	0.1
152,455		Northstar Realty Finance Corp.	2,460,624	0.2
71,570		Northwest Bancshares, Inc.	1,044,922	0.1
25,727		OFG Bancorp	442,247	0.0
58,330		Old National Bancorp.	869,700	0.1
13,913		OmniAmerican Bancorp, Inc.	317,077	0.0
14,282		One Liberty Properties, Inc.	304,492	0.0
43,575		Oritani Financial Corp.	688,921	0.1
10,800		Federal Agricultural Mortgage Corp.	359,100	0.0
30,449	L	PacWest Bancorp	1,309,611	0.1
7,360	L	Park National Corp.	565,910	0.1
54,367		Park Sterling Corp.	361,541	0.0
26,506		Parkway Properties, Inc.	483,735	0.0
28,795		Pebblebrook Hotel Trust	972,407	0.1
34,719		PennantPark Investment Corp.	383,645	0.0
43,513		Pennsylvania Real Estate Investment Trust	785,410	0.1
15,535		PennyMac Financial Services, Inc.	258,502	0.0
36,897		Pennymac Mortgage Investment Trust	881,838	0.1
12,820		Peoples Bancorp., Inc.	317,039	0.0
32,490		PHH Corp.	839,542	0.1
6,493	@	Phoenix Cos, Inc.	336,013	0.0
24,286	@	Pico Holdings, Inc.	631,193	0.1
22,580		Pinnacle Financial Partners, Inc.	846,524	0.1
12,430		Piper Jaffray Cos.	569,294	0.1
23,131	@	Platinum Underwriters Holdings Ltd.	1,390,173	0.1
35,073		Portfolio Recovery Associates, Inc.	2,029,324	0.2
29,710		Potlatch Corp.	1,149,480	0.1
28,127		Primerica, Inc.	1,325,063	0.1
29,714		PrivateBancorp, Inc.	906,574	0.1
156,384		Prospect Capital Corp.	1,688,947	0.2
36,100		Prosperity Bancshares, Inc.	2,388,015	0.2
38,970		Provident Financial Services, Inc.	715,879	0.1
10,890		PS Business Parks, Inc.	910,622	0.1
100,750		Radian Group, Inc.	1,514,273	0.1
68,826		RAIT Financial Trust	584,333	0.1
32,772		Ramco-Gershenson Properties	534,184	0.1
55,780		Redwood Trust, Inc.	1,131,218	0.1
20,115		Renasant Corp.	584,341	0.1
103,226		Resource Capital Corp.	574,969	0.1
51,365		Retail Opportunity Investments	767,393	0.1
24,980		RLI Corp.	1,105,115	0.1
62,925		RLJ Lodging Trust	1,682,615	0.2
30,490		Rockville Financial, Inc.	414,359	0.0
18,228		Rouse Properties, Inc.	314,251	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
24,928	L	Ryman Hospitality Properties	$1,059,939	0.1
15,760		S&T Bancorp, Inc.	373,512	0.0
29,900		Sabra Healthcare REIT, Inc.	833,911	0.1
18,093	@	Safeguard Scientifics, Inc.	401,303	0.0
9,020		Safety Insurance Group, Inc.	485,727	0.0
18,640		Sandy Spring Bancorp, Inc.	465,627	0.0
37,990		Selective Insurance Group	885,927	0.1
18,521		Silver Bay Realty Trust Corp.	287,446	0.0
11,510		Simmons First National Corp.	428,978	0.0
24,608		Solar Capital Ltd.	535,962	0.1
14,000		Solar Senior Capital Ltd.	239,540	0.0
14,261		Southside Bancshares, Inc.	447,510	0.0
23,941		Southwest Bancorp., Inc.	422,798	0.0
17,240		Sovran Self Storage, Inc.	1,266,278	0.1
14,799		Springleaf Holdings, Inc.	372,195	0.0
31,050		STAG Industrial, Inc.	748,305	0.1
10,080		State Auto Financial Corp.	214,805	0.0
30,400		State Bank Financial Corp.	537,776	0.1
53,121		Sterling Bancorp/DE	672,512	0.1
18,700		Sterling Financial Corp.	623,271	0.1
15,900		Stewart Information Services Corp.	558,567	0.1
37,400	@	Stifel Financial Corp.	1,861,024	0.2
122,220	@	Strategic Hotel Capital, Inc.	1,245,422	0.1
51,755		Summit Hotel Properties, Inc.	480,286	0.0
18,943		Sun Communities, Inc.	854,140	0.1
101,888		Sunstone Hotel Investors, Inc.	1,398,922	0.1
138,480		Susquehanna Bancshares, Inc.	1,577,287	0.2
35,188	@	SWS Group, Inc.	263,206	0.0
10,540		SY Bancorp., Inc.	333,486	0.0
36,459		Symetra Financial Corp.	722,617	0.1
8,290		Tejon Ranch Co.	280,451	0.0
27,719		Terreno Realty Corp.	524,166	0.1
11,050		Territorial Bancorp, Inc.	238,680	0.0
19,631		Texas Capital Bancshares, Inc.	1,274,837	0.1
23,800		THL Credit, Inc.	328,440	0.0
29,700		TICC Capital Corp.	290,466	0.0
14,632		Tompkins Financial Corp.	716,383	0.1
31,218		Tower Group International, Ltd.	84,289	0.0
17,056		TowneBank	264,539	0.0
17,600		Triangle Capital Corp.	455,664	0.0
10,390		Trico Bancshares	269,413	0.0
50,250		Trustco Bank Corp.	353,760	0.0
45,950		Trustmark Corp.	1,164,833	0.1
23,310		UMB Financial Corp.	1,508,157	0.1
18,382		UMH Properties, Inc.	179,776	0.0
83,760		Umpqua Holdings Corp.	1,561,286	0.2
25,009		Union First Market Bankshares Corp.	635,729	0.1
25,080		United Bankshares, Inc.	767,950	0.1
26,781	@	United Community Banks, Inc./GA	519,819	0.1
56,329	@	United Community Financial Corp.	220,810	0.0
22,740		United Financial Bancorp, Inc.	418,189	0.0
18,520		United Fire Group, Inc.	562,082	0.1
14,470		Universal Health Realty Income Trust	611,213	0.1
14,960		Univest Corp. of Pennsylvania	306,979	0.0
14,040		Urstadt Biddle Properties, Inc.	290,066	0.0
21,924		ViewPoint Financial Group	632,507	0.1
4,466		Virtus Investment Partners	773,377	0.1
23,971	@,L	Walter Investment Management Corp.	715,055	0.1
18,857		Washington Banking Co.	335,277	0.0
42,240		Washington Real Estate Investment Trust	1,008,691	0.1
11,810		Washington Trust Bancorp, Inc.	442,521	0.0
51,760		Webster Financial Corp.	1,607,666	0.2
16,970		WesBanco, Inc.	540,155	0.1
22,070		Westamerica Bancorp.	1,193,546	0.1
44,440		Western Alliance Bancorp.	1,093,224	0.1
21,897		Westfield Financial, Inc.	163,133	0.0
8,478		Westwood Holdings Group, Inc.	531,486	0.1
20,725		Whitestone REIT	299,269	0.0
68,454		Wilshire Bancorp., Inc.	759,839	0.1
35,387		Winthrop Realty Trust	410,135	0.0
20,940		Wintrust Financial Corp.	1,018,940	0.1
60,572		WisdomTree Investments, Inc.	794,705	0.1
8,982	@,L	World Acceptance, Corp.	674,369	0.1
6,380		WSFS Financial Corp.	455,723	0.0
17,488		Yadkin Financial Corporation	374,418	0.0
			234,707,344	22.5

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 12.9%
12,180	@	Abaxism, Inc.	$473,558	0.1
26,807	@,L	Abiomed, Inc.	698,054	0.1
19,415		Acadia Healthcare Co., Inc.	876,005	0.1
43,109		Acadia Pharmaceuticals, Inc.	1,048,842	0.1
39,986	@	Accelrys, Inc.	498,226	0.1
48,503	L	Accuray, Inc.	465,629	0.0
88,944	L	Achillion Pharmaceuticals, Inc.	292,626	0.0
26,160		Acorda Therapeutics, Inc.	991,726	0.1
18,253		Aegerion Pharmaceuticals, Inc.	841,828	0.1
69,398	@	Affymetrix, Inc.	494,808	0.1
23,527	@	Air Methods Corp.	1,257,048	0.1
34,358	@	Akorn, Inc.	755,876	0.1
18,589	@	Albany Molecular Research, Inc.	345,570	0.0
40,367		Align Technology, Inc.	2,090,607	0.2
32,634		Alnylam Pharmaceuticals, Inc.	2,191,047	0.2
17,940	@	AMAG Pharmaceuticals, Inc.	347,139	0.0
22,790	@	Amedisys, Inc.	339,343	0.0
32,510		AMN Healthcare Services, Inc.	446,687	0.0
20,140	@	Amsurg Corp.	948,191	0.1
30,806		Anacor Pharmaceuticals, Inc.	616,428	0.1
7,800		Analogic Corp.	640,458	0.1
18,000		Angiodynamics, Inc.	283,500	0.0
14,606		Anika Therapeutics, Inc.	600,307	0.1
93,600	@,L	Antares Pharma, Inc.	327,600	0.0
137,629	L	Arena Pharmaceuticals, Inc.	867,063	0.1
77,330		Array Biopharma, Inc.	363,451	0.0
19,500	@	Arthrocare Corp.	939,705	0.1
22,848		Athenahealth, Inc.	3,661,164	0.4
25,448		AtriCure, Inc.	478,677	0.1
830		Atrion Corp.	254,096	0.0
31,015	L	Auxilium Pharmaceuticals, Inc.	842,988	0.1
96,224	@	AVANIR Pharmaceuticals, Inc.	353,142	0.0
34,810		BioScrip, Inc.	242,974	0.0
13,276	@,L	Bio-Reference Labs, Inc.	367,480	0.0
33,506	@	Cambrex Corp.	632,258	0.1
17,352		Cantel Medical Corp.	585,109	0.1
21,680		Capital Senior Living Corp.	563,463	0.1
15,613	@	Cardiovascular Systems, Inc.	496,337	0.1
142,419	@,L	Cell Therapeutics, Inc.	484,225	0.1
48,389	@	Celldex Therapeutics, Inc.	855,034	0.1
30,740	@	Centene Corp.	1,913,565	0.2
40,600		Cepheid, Inc.	2,094,148	0.2
68,989	L	Cerus Corp.	331,147	0.0
13,460	L	Chemed Corp.	1,203,997	0.1
12,980	X	Clinical Data, Inc.	12,980	0.0
10,023		Clovis Oncology, Inc.	694,293	0.1
7,230		Computer Programs & Systems, Inc.	467,058	0.1
19,440		Conmed Corp.	844,668	0.1
7,800		Corvel Corp.	388,128	0.0
31,350		CryoLife, Inc.	312,246	0.0
92,803		Curis, Inc.	261,704	0.0
16,790		Cyberonics	1,095,547	0.1
20,237		Cynosure, Inc.	592,944	0.1
22,159		Cytokinetics Inc	210,510	0.0
134,297	L	Dendreon Corp.	401,548	0.0
47,800		Depomed, Inc.	693,100	0.1
39,709		DexCom, Inc.	1,642,364	0.2
117,500		Dyax Corp.	1,055,150	0.1
29,294		Emergent Biosolutions, Inc.	740,259	0.1
23,267		Emeritus Corp.	731,514	0.1
23,200	L	Endocyte, Inc.	552,392	0.1
36,630		Endologix, Inc.	471,428	0.1
10,961		Ensign Group, Inc.	478,338	0.1
47,453	@,L	Exact Sciences Corp.	672,409	0.1
11,361	@	Exactech, Inc.	256,304	0.0
23,608		ExamWorks Group, Inc.	826,516	0.1
114,667	L	Exelixis, Inc.	405,921	0.0
23,300		Fluidigm Corp.	1,026,831	0.1
8,081		Furiex Pharmaceuticals, Inc.	703,047	0.1
113,403	@,L	Galena Biopharma, Inc.	283,508	0.0
22,809		GenMark Diagnostics, Inc.	226,721	0.0
9,840		Genomic Health, Inc.	259,186	0.0
26,777	@	Gentiva Health Services, Inc.	244,206	0.0
147,225		Geron Corp.	306,228	0.0
28,462		Globus Medical Inc	756,805	0.1
15,180		Greatbatch, Inc.	697,066	0.1
36,927	@	Haemonetics Corp.	1,203,451	0.1
60,782	@	Halozyme Therapeutics, Inc.	771,931	0.1
17,968	@	Hanger Orthopedic Group, Inc.	605,162	0.1
58,309		Healthsouth Corp.	2,095,042	0.2
13,424		HealthStream, Inc.	358,421	0.0
24,120	@	Healthways, Inc.	413,417	0.0
8,408		HeartWare International, Inc.	788,502	0.1
8,652	@	Hi-Tech Pharmacal Co., Inc.	374,891	0.0
57,307	@	HMS Holdings Corp.	1,091,698	0.1
48,709	L	Horizon Pharma, Inc.	736,480	0.1
6,580	@	ICU Medical, Inc.	394,010	0.0
73,658	L	Idenix Pharmaceuticals, Inc.	444,158	0.0
47,705	L	Immunogen, Inc.	712,236	0.1
61,662	@,L	Immunomedics, Inc.	259,597	0.0
45,868		Impax Laboratories, Inc.	1,211,833	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
33,630	@	Infinity Pharmaceuticals, Inc.	$399,861	0.0
28,243		Insulet Corp.	1,339,283	0.1
12,830	@	Integra LifeSciences Holdings Corp.	590,052	0.1
4,015		Intercept Pharmaceuticals, Inc.	1,324,107	0.1
51,065		InterMune, Inc.	1,709,146	0.2
19,460		Invacare Corp.	371,102	0.0
12,070		IPC The Hospitalist Co., Inc.	592,396	0.1
62,906		Ironwood Pharmaceuticals, Inc.	775,002	0.1
66,412		Isis Pharmaceuticals, Inc.	2,869,663	0.3
54,700	L	Keryx Biopharmaceuticals, Inc.	932,088	0.1
33,956		Kindred Healthcare, Inc.	795,250	0.1
8,486	L	KYTHERA Biopharmaceuticals, Inc.	337,403	0.0
7,080		Landauer, Inc.	320,936	0.0
18,955	@	Lannett Co., Inc.	677,073	0.1
139,200		Lexicon Genetics, Inc.	240,816	0.0
111,929	@	Lifevantage Corporation	146,627	0.0
14,522	@	Ligand Pharmaceuticals, Inc.	976,750	0.1
24,304		Luminex Corp.	440,145	0.0
19,027		Magellan Health Services, Inc.	1,129,252	0.1
99,195	L	MannKind Corp.	398,764	0.0
39,999	@	Masimo Corp.	1,092,373	0.1
35,730		MedAssets, Inc.	882,888	0.1
32,142		Medicines Co.	913,476	0.1
30,478		Medidata Solutions, Inc.	1,656,175	0.2
79,385	@	Merge Healthcare, Inc.	193,699	0.0
28,590		Meridian Bioscience, Inc.	622,976	0.1
19,212	@	Merit Medical Systems, Inc.	274,732	0.0
87,472	L	Merrimack Pharmaceutical, Inc.	440,859	0.0
71,659	@,L	MiMedx Group Inc.	439,270	0.0
12,412	@	Molina Healthcare, Inc.	466,195	0.0
30,881		Momenta Pharmaceuticals, Inc.	359,764	0.0
8,290		MWI Veterinary Supply, Inc.	1,290,090	0.1
5,070		National Healthcare Corp.	282,754	0.0
23,930		Natus Medical, Inc.	617,394	0.1
112,043	L	Navidea Biopharmaceuticals, Inc.	207,280	0.0
68,822	@	Nektar Therapeutics	834,123	0.1
22,522		Neogen Corp.	1,012,364	0.1
40,383	@	Neurocrine Biosciences, Inc.	650,166	0.1
18,116	L	NewLink Genetics Corp.	514,494	0.1
143,350		Novavax, Inc.	649,376	0.1
59,298		NPS Pharmaceuticals, Inc.	1,774,789	0.2
26,480		NuVasive, Inc.	1,017,097	0.1
35,591		NxStage Medical, Inc.	453,429	0.0
21,600	L	Omeros Corp.	260,712	0.0
25,370		Omnicell, Inc.	726,089	0.1
113,794	L	Opko Health, Inc.	1,060,560	0.1
48,490	@	OraSure Technologies, Inc.	386,465	0.0
61,907	L	Orexigen Therapeutics, Inc.	402,396	0.0
10,580	@	Orthofix International NV	318,987	0.0
44,163		Owens & Minor, Inc.	1,547,030	0.2
51,607		Pacific Biosciences of California, Inc.	276,097	0.0
15,969		Pacira Pharmaceuticals, Inc./DE	1,117,670	0.1
36,870	@	Parexel International Corp.	1,994,298	0.2
91,630	L	PDL BioPharma, Inc.	761,445	0.1
134,571	@,L	Peregrine Pharmaceuticals, Inc.	255,685	0.0
19,410		PharMerica Corp.	543,092	0.1
14,800	@,L	PhotoMedex, Inc.	234,284	0.0
45,141		Progenics Pharmaceuticals, Inc.	184,627	0.0
12,893		Providence Service Corp.	364,614	0.0
15,108		Puma Biotechnology, Inc.	1,573,347	0.2
25,280		Quality Systems, Inc.	426,726	0.0
32,171	L	Questcor Pharmaceuticals, Inc.	2,088,863	0.2
15,810		Quidel Corp.	431,613	0.0
47,609	@,L	Raptor Pharmaceutical Corp.	476,090	0.1
18,253	@	Repros Therapeutics, Inc.	323,808	0.0
94,565	@	Rigel Pharmaceuticals, Inc.	366,912	0.0
24,337	L	Rockwell Medical Technologies, Inc.	308,106	0.0
68,412		RTI Biologics, Inc.	279,121	0.0
14,215		Sagent Pharmaceuticals, Inc.	332,205	0.0
46,313		Sangamo Biosciences, Inc.	837,339	0.1
20,586	@,L	Sarepta Therapeutics, Inc.	494,682	0.1
36,900	@	Sciclone Pharmaceuticals, Inc.	167,895	0.0
23,500		Select Medical Holdings Corp.	292,575	0.0
115,388	@,L	Sequenom, Inc.	282,701	0.0
23,433		Spectranetics Corp.	710,254	0.1
42,460	@,L	Spectrum Pharmaceuticals, Inc.	332,886	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,028	@	Staar Surgical Co.	$526,926	0.1
7,815		Stemline Therapeutics Inc.	159,113	0.0
39,191		Steris Corp.	1,871,370	0.2
38,357	@,L	Sunesis Pharmaceuticals, Inc.	253,540	0.0
15,270	@	SurModics, Inc.	345,102	0.0
10,563	@	Synageva BioPharma Corp.	876,412	0.1
61,742	L	Synergy Pharmaceuticals, Inc.	327,850	0.0
35,831		Team Health Holdings, Inc.	1,603,437	0.2
21,024	@,L	TearLab Corp.	142,122	0.0
8,004		Tesaro, Inc.	235,958	0.0
67,745	@	TherapeuticsMD, Inc.	427,471	0.0
27,802	@	Thoratec Corp.	995,590	0.1
42,200	@	Threshold Pharmaceuticals, Inc.	200,872	0.0
12,570		Triple-S Management Corp.	202,880	0.0
42,590	X	Trius Therapeutics, Inc. - CVR	–	–
81,911	L	Unilife Corp.	333,378	0.0
25,820		Universal American Corp./NY	182,547	0.0
25,795		Vanda Pharmaceuticals, Inc.	419,169	0.0
20,070		Vascular Solutions, Inc.	525,633	0.1
82,800		Vical, Inc.	106,812	0.0
66,260	@,L	Vivus, Inc.	393,584	0.0
18,536		Vocera Communications, Inc.	302,693	0.0
33,090		Volcano Corp.	652,204	0.1
26,885		WellCare Health Plans, Inc.	1,707,735	0.2
50,098		West Pharmaceutical Services, Inc.	2,206,817	0.2
22,600		Wright Medical Group, Inc.	702,182	0.1
49,672		Xenoport, Inc.	256,804	0.0
53,900	@	XOMA Corp.	280,819	0.0
50,886	@,L	ZIOPHARM Oncology, Inc.	233,058	0.0
			134,815,605	12.9

		Industrials: 14.8%
19,297		AAON, Inc.	537,807	0.1
23,620		AAR Corp.	612,939	0.1
38,550		ABM Industries, Inc.	1,107,927	0.1
28,744	L	Acacia Research - Acacia Technologies	439,208	0.0
74,560	@	ACCO Brands Corp.	459,290	0.0
45,140		Actuant Corp.	1,541,531	0.2
27,158		Acuity Brands, Inc.	3,600,336	0.3
19,434	@	Advisory Board Co.	1,248,634	0.1
28,790		Aegion Corp.	728,675	0.1
9,760		Aerovironment, Inc.	392,840	0.0
49,380		Air Transport Services Group, Inc.	387,633	0.0
37,246		Aircastle Ltd.	721,827	0.1
5,200		Alamo Group, Inc.	282,516	0.0
15,490		Albany International Corp.	550,515	0.1
9,501		Allegiant Travel Co.	1,063,447	0.1
17,130		Altra Holdings, Inc.	611,541	0.1
6,960		American Science & Engineering, Inc.	467,503	0.0
8,840	@	American Woodmark Corp.	297,554	0.0
18,700		Apogee Enterprises, Inc.	621,401	0.1
28,610		Applied Industrial Technologies, Inc.	1,380,146	0.1
16,989		Argan, Inc.	505,083	0.1
22,293		Arkansas Best Corp.	823,726	0.1
15,410		Astec Industries, Inc.	676,653	0.1
7,038		Astronics Corp.	446,280	0.0
17,479		Atlas Air Worldwide Holdings, Inc.	616,484	0.1
16,120		AZZ, Inc.	720,242	0.1
33,000		Barnes Group, Inc.	1,269,510	0.1
6,797		Barrett Business Services, Inc.	404,897	0.0
27,280	@	Beacon Roofing Supply, Inc.	1,054,645	0.1
30,155		Belden CDT, Inc.	2,098,788	0.2
32,450		Blount International, Inc.	386,155	0.0
37,186		Brady Corp.	1,009,600	0.1
27,270		Briggs & Stratton Corp.	606,757	0.1
32,200		Brink's Co.	919,310	0.1
54,302	@	Builders FirstSource, Inc.	494,691	0.0
11,800		CAI International, Inc.	291,106	0.0
320,713		Capstone Turbine Corp.	683,119	0.1
33,580	@	CBIZ, Inc.	307,593	0.0
13,670		Celadon Group, Inc.	328,627	0.0
18,619		Chart Industries, Inc.	1,481,141	0.1
11,530		CIRCOR International, Inc.	845,495	0.1
32,753		Clarcor, Inc.	1,878,385	0.2
18,040	@	Columbus McKinnon Corp.	483,292	0.0
27,280		Comfort Systems USA, Inc.	415,747	0.0
21,580		Corporate Executive Board Co.	1,601,883	0.2
15,915		CoStar Group, Inc.	2,971,967	0.3
9,520		Cubic Corp.	486,186	0.0
29,009		Curtiss-Wright Corp.	1,843,232	0.2
32,750		Deluxe Corp.	1,718,392	0.2
40,930	@	DigitalGlobe, Inc.	1,187,379	0.1
27,020		Douglas Dynamics, Inc.	470,688	0.0
5,069	@	DXP Enterprises, Inc.	481,200	0.0
19,803	@	Dycom Industries, Inc.	625,973	0.1
14,560		Dynamic Materials Corp.	277,222	0.0
11,600		Echo Global Logistics, Inc.	212,512	0.0
44,110		EMCOR Group, Inc.	2,063,907	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,610		Encore Wire Corp.	$660,221	0.1
26,784		Enernoc, Inc.	596,748	0.1
30,763		EnerSys	2,131,568	0.2
12,271		Engility Holdings, Inc.	552,809	0.1
17,520		Ennis, Inc.	290,306	0.0
12,440		EnPro Industries, Inc.	904,015	0.1
15,700		ESCO Technologies, Inc.	552,483	0.1
18,480	@	Esterline Technologies Corp.	1,968,859	0.2
8,190		Exponent, Inc.	614,741	0.1
42,240	@	Federal Signal Corp.	629,376	0.1
18,770		Forward Air Corp.	865,485	0.1
32,240		Franklin Electric Co., Inc.	1,370,845	0.1
21,822	@	FTI Consulting, Inc.	727,545	0.1
192,933	@	FuelCell Energy, Inc.	478,474	0.0
45,459	@	Furmanite Corp.	446,407	0.0
10,950		G&K Services, Inc.	669,811	0.1
44,321	@,L	Gencorp, Inc.	809,745	0.1
27,375		Generac Holdings, Inc.	1,614,304	0.2
20,250		General Cable Corp.	518,602	0.1
24,989	@	Gibraltar Industries, Inc.	471,542	0.0
19,500		Global Power Equipment Group, Inc.	387,855	0.0
14,265		Gorman-Rupp Co.	453,484	0.0
70,557	L	GrafTech International Ltd.	770,482	0.1
12,020		Graham Corp.	382,837	0.0
18,976		Granite Construction, Inc.	757,712	0.1
41,440	@	Great Lakes Dredge & Dock Corp.	378,347	0.0
14,870	@	Greenbrier Cos., Inc.	678,072	0.1
21,230		Griffon Corp.	253,486	0.0
22,360	@	H&E Equipment Services, Inc.	904,462	0.1
40,560		Hawaiian Holdings, Inc.	566,218	0.1
35,233		Healthcare Services Group	1,023,871	0.1
36,890		Heartland Express, Inc.	837,034	0.1
41,008		Heico Corp.	2,467,041	0.2
14,690		Heidrick & Struggles International, Inc.	294,828	0.0
43,959		Herman Miller, Inc.	1,412,403	0.1
32,007		HNI, Corp.	1,170,176	0.1
21,776		Houston Wire & Cable Co.	285,919	0.0
28,949	@	HUB Group, Inc.	1,157,671	0.1
14,550		Huron Consulting Group, Inc.	922,179	0.1
5,379		Hyster-Yale Materials Handling, Inc.	524,453	0.1
3,750	X	Hyster-Yale Materials Handling, Inc. - B shares	365,625	0.0
13,357		ICF International, Inc.	531,742	0.1
32,624		Innerworkings, Inc.	249,900	0.0
13,880		Insperity, Inc.	430,002	0.0
21,908		Insteel Industries, Inc.	430,930	0.0
33,570		Interface, Inc.	689,864	0.1
154,312	@	JetBlue Airways Corp.	1,340,971	0.1
17,870		John Bean Technologies Corp.	552,183	0.1
8,640		Kadant, Inc.	315,101	0.0
15,500		Kaman Corp.	630,540	0.1
15,330		Kelly Services, Inc.	363,781	0.0
29,295	L	Keyw Holding Corp.	548,109	0.1
24,730		Kforce, Inc.	527,244	0.1
22,680		Kimball International, Inc.	410,735	0.0
32,001		Knight Transportation, Inc.	740,183	0.1
31,040		Knoll, Inc.	564,618	0.1
27,230		Korn/Ferry International	810,637	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	339,308	0.0
11,120		Layne Christensen Co.	202,273	0.0
9,169		LB Foster Co.	429,568	0.0
10,187	L	Lindsay Manufacturing Co.	898,290	0.1
9,100	L	LMI Aerospace, Inc.	128,310	0.0
14,100		Marten Transport Ltd.	303,432	0.0
36,190	@	Mastec, Inc.	1,572,094	0.2
21,153		Matson, Inc.	522,268	0.1
15,580		McGrath Rentcorp	544,677	0.1
76,741	@	Meritor, Inc.	940,077	0.1
12,252	@	Middleby Corp.	3,237,101	0.3
12,750		Miller Industries, Inc.	249,008	0.0
23,730		Mobile Mini, Inc.	1,028,933	0.1
29,954	@	Moog, Inc.	1,962,287	0.2
15,920		MSA Safety, Inc.	907,440	0.1
36,440		Mueller Industries, Inc.	1,092,836	0.1
105,540		Mueller Water Products, Inc.	1,002,630	0.1
10,100		Multi-Color Corp.	353,500	0.0
16,990		MYR Group, Inc./Delaware	430,187	0.0
3,760		National Presto Industries, Inc.	293,430	0.0
32,770	@	Navigant Consulting, Inc.	611,488	0.1
6,000		Nortek, Inc.	493,260	0.0
11,473		Northwest Pipe Co.	414,864	0.0
95,889	@,L	Odyssey Marine Exploration, Inc.	219,586	0.0
27,880	@	On Assignment, Inc.	1,075,889	0.1
40,420		Orbital Sciences Corp.	1,127,718	0.1
30,527		Orion Marine Group, Inc.	383,724	0.0
33,800	@	Pacer International, Inc.	302,848	0.0
23,691		PGT, Inc.	272,683	0.0
26,472	L	Polypore International, Inc.	905,607	0.1
7,301		Powell Industries, Inc.	473,105	0.0
17,527	@	PowerSecure International, Inc.	410,833	0.0
18,117		Primoris Services Corp.	543,148	0.1
9,572		Proto Labs, Inc.	647,737	0.1
20,157		Quad/Graphics, Inc.	472,682	0.0
25,552		Quality Distribution, Inc.	331,920	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
22,771		Quanex Building Products Corp.	$470,904	0.0
20,465		Raven Industries, Inc.	670,229	0.1
13,000		RBC Bearings, Inc.	828,100	0.1
31,416		Republic Airways Holdings, Inc.	287,142	0.0
29,940		Resources Connection, Inc.	421,855	0.0
17,735		Rexnord Corp.	513,960	0.1
15,000		Roadrunner Transportation Systems, Inc.	378,600	0.0
20,600		RPX Corp.	335,368	0.0
20,400	@	Rush Enterprises, Inc. - Class A	662,592	0.1
12,092		Saia, Inc.	462,035	0.0
13,140		Schawk, Inc.	262,669	0.0
79,941	@	Scorpio Bulkers Inc.	807,884	0.1
24,810		Simpson Manufacturing Co., Inc.	876,537	0.1
40,967		Skywest, Inc.	522,739	0.1
11,040	@	SP Plus Corp.	290,021	0.0
32,771		Spirit Airlines, Inc.	1,946,597	0.2
8,050		Standex International Corp.	431,319	0.0
37,977		Steelcase, Inc.	630,798	0.1
11,967		Sun Hydraulics Corp.	518,291	0.1
43,126		Swift Transportation Co.	1,067,369	0.1
15,174		TAL International Group, Inc.	650,509	0.1
52,975	@	Taser International, Inc.	968,913	0.1
12,204	@	Team, Inc.	523,063	0.1
19,441	@	Tecumseh Products Co.	134,143	0.0
24,807		Teledyne Technologies, Inc.	2,414,465	0.2
11,980		Tennant Co.	786,128	0.1
44,350	@	Tetra Tech, Inc.	1,312,317	0.1
9,409	@,L	Textainer Group Holdings Ltd.	360,082	0.0
17,256		Thermon Group Holdings, Inc.	399,994	0.0
29,635		Titan International, Inc.	562,769	0.1
14,540	L	Titan Machinery, Inc.	227,842	0.0
9,233		Trex Co., Inc.	675,486	0.1
22,953		Trimas Corp.	762,040	0.1
27,520	@	TrueBlue, Inc.	805,235	0.1
26,380	@	Tutor Perini Corp.	756,315	0.1
10,114		Twin Disc, Inc.	266,403	0.0
9,290		Unifirst Corp.	1,021,343	0.1
29,780		United Stationers, Inc.	1,223,065	0.1
11,469		Universal Forest Products, Inc.	634,694	0.1
14,110		US Ecology, Inc.	523,763	0.1
43,100	@	USG Corp.	1,410,232	0.1
42,645		UTI Worldwide, Inc.	451,611	0.0
17,360		Viad Corp.	417,334	0.0
5,015		VSE Corp.	264,291	0.0
43,200	@	Wabash National Corp.	594,432	0.1
14,652		WageWorks, Inc.	822,124	0.1
17,737		Watsco, Inc.	1,772,104	0.2
18,770		Watts Water Technologies, Inc.	1,101,611	0.1
23,410		Werner Enterprises, Inc.	597,189	0.1
20,633		Wesco Aircraft Holdings, Inc.	454,132	0.0
43,671		Woodward Governor Co.	1,813,657	0.2
21,254	@,L	XPO Logistics, Inc.	625,080	0.1
			154,587,834	14.8

		Information Technology: 16.8%
22,600	@	ACI Worldwide, Inc.	1,337,694	0.1
44,230	@	Actuate Corp.	266,265	0.0
44,800	@	Acxiom Corp.	1,540,896	0.2
40,839		Adtran, Inc.	996,880	0.1
21,387		Advanced Energy Industries, Inc.	523,981	0.1
23,323		Advent Software, Inc.	684,763	0.1
17,157	@	Agilysys, Inc.	229,904	0.0
10,146	L	Ambarella Inc	271,000	0.0
25,970		American Software, Inc.	264,115	0.0
28,307	L	Angie's List, Inc.	344,779	0.0
17,987		Anixter International, Inc.	1,826,040	0.2
54,085	@	Applied Micro Circuits Corp.	535,441	0.1
77,619		ARRIS Group, Inc.	2,187,303	0.2
63,851		Aruba Networks, Inc.	1,197,206	0.1
55,900	@	Aspen Technology, Inc.	2,367,924	0.2
21,320		ATMI, Inc.	725,093	0.1
18,190	@	AVG Technologies	381,262	0.0
9,820		Badger Meter, Inc.	541,082	0.1
33,132		Bankrate, Inc.	561,256	0.1
33,605		Bazaarvoice, Inc.	245,316	0.0
35,200	@	Benchmark Electronics, Inc.	797,280	0.1
10,080		Black Box Corp.	245,347	0.0
28,960		Blackbaud, Inc.	906,448	0.1
11,410	L	Blackhawk Network Holdings, Inc.	278,290	0.0
23,434	@	Blucora, Inc.	461,415	0.0
20,464		Bottomline Technologies, Inc.	719,310	0.1
27,477		Brightcove, Inc.	270,099	0.0
18,000		BroadSoft, Inc.	481,140	0.1
38,480		Brooks Automation, Inc.	420,586	0.0
16,060	@	Cabot Microelectronics Corp.	706,640	0.1
16,358	@	CACI International, Inc.	1,207,220	0.1
22,980	@	CalAmp Corp.	640,453	0.1
26,837		Calix, Inc.	226,236	0.0
45,663		Callidus Software, Inc.	571,701	0.1
27,650		Cardtronics, Inc.	1,074,202	0.1
8,629		Cass Information Systems, Inc.	444,911	0.0
33,461		Cavium, Inc.	1,463,250	0.1
16,930		Ceva, Inc.	297,291	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
30,090	@	Checkpoint Systems, Inc.	$403,808	0.0
81,311	@	Ciber, Inc.	372,404	0.0
56,606	@	Ciena Corp.	1,287,220	0.1
36,570	@	Cirrus Logic, Inc.	726,646	0.1
48,480		Cognex Corp.	1,641,533	0.2
15,720	@	Coherent, Inc.	1,027,302	0.1
15,820		Cohu, Inc.	169,907	0.0
28,340		Commvault Systems, Inc.	1,840,683	0.2
21,602		comScore, Inc.	708,330	0.1
17,100		Comtech Telecommunications	544,806	0.1
16,137		Comverse, Inc.	558,017	0.1
22,243		Constant Contact, Inc.	544,064	0.1
58,300		Convergys Corp.	1,277,353	0.1
48,388		Conversant, Inc.	1,362,122	0.1
21,411		Cornerstone OnDemand, Inc.	1,024,945	0.1
24,000	@	Cray, Inc.	895,680	0.1
17,497		CSG Systems International	455,622	0.0
22,100		CTS Corp.	461,448	0.1
73,072		Cypress Semiconductor Corp.	750,449	0.1
31,010		Daktronics, Inc.	446,234	0.0
27,040		DealerTrack Holdings, Inc.	1,330,098	0.1
9,722		Demandware, Inc.	622,791	0.1
19,200		Dice Holdings, Inc.	143,232	0.0
28,965		Digital River, Inc.	504,860	0.1
23,410	@	Diodes, Inc.	611,469	0.1
24,041	@	DSP Group, Inc.	207,714	0.0
16,892		DTS, Inc.	333,786	0.0
13,022		E2open, Inc.	306,929	0.0
78,982		EarthLink Holdings Corp.	285,125	0.0
17,250	L	Ebix, Inc.	294,457	0.0
15,380		Electro Rent Corp.	270,534	0.0
23,840		Electro Scientific Industries, Inc.	234,824	0.0
31,020	@	Electronics for Imaging	1,343,476	0.1
21,020		Ellie Mae, Inc.	606,217	0.1
54,790	@	Emulex Corp.	404,898	0.0
89,600		Entegris, Inc.	1,085,056	0.1
70,910		Entropic Communications, Inc.	290,022	0.0
11,839		EPAM Systems, Inc.	389,503	0.0
23,250		EPIQ Systems, Inc.	316,897	0.0
4,576	@	ePlus, Inc.	255,158	0.0
34,370		Euronet Worldwide, Inc.	1,429,448	0.1
13,365		EVERTEC, Inc.	330,115	0.0
19,590	@	Exar Corp.	234,100	0.0
17,866		ExlService Holdings, Inc.	552,238	0.1
63,530	@	Extreme Networks, Inc.	368,474	0.0
20,600	@	Fabrinet	427,862	0.0
24,341		Fair Isaac Corp.	1,346,544	0.1
13,730		Faro Technologies, Inc.	727,690	0.1
22,650		FEI Co.	2,333,403	0.2
59,000	@	Finisar Corp.	1,564,090	0.2
11,374	@	FleetMatics Group PLC	380,460	0.0
55,821		Formfactor, Inc.	356,696	0.0
9,870		Forrester Research, Inc.	353,840	0.0
45,352		Fusion-io, Inc.	477,103	0.1
52,204		Global Cash Access, Inc.	358,119	0.0
29,400	@	GSI Group, Inc.	383,964	0.0
90,320	L	GT Advanced Technologies, Inc.	1,539,956	0.2
23,248		Guidewire Software, Inc.	1,140,314	0.1
58,970	@	Harmonic, Inc.	421,046	0.0
21,660		Heartland Payment Systems, Inc.	897,807	0.1
31,549		Higher One Holdings, Inc.	228,099	0.0
17,309		Hittite Microwave Corp.	1,091,159	0.1
17,630	@	iGate Corp.	556,050	0.1
33,420	@	II-VI, Inc.	515,671	0.1
27,334		Immersion Corp.	288,374	0.0
11,638		Imperva, Inc.	648,237	0.1
65,091		Infinera Corp.	591,026	0.1
29,970		Infoblox, Inc.	601,198	0.1
23,200		Inphi Corp.	373,288	0.0
30,310	@	Insight Enterprises, Inc.	761,084	0.1
99,087	@	Integrated Device Technology, Inc.	1,211,834	0.1
22,400		Integrated Silicon Solution, Inc.	348,320	0.0
9,400		Interactive Intelligence Group	681,500	0.1
26,665		InterDigital, Inc.	882,878	0.1
45,570	@	Internap Network Services Corp.	322,636	0.0
32,900	@	International Rectifier Corp.	901,460	0.1
60,719		Intersil Corp.	784,489	0.1
30,900		IntraLinks Holdings, Inc.	316,107	0.0
32,263	L	InvenSense, Inc.	763,665	0.1
18,031		Itron, Inc.	640,822	0.1
31,928		Ixia	399,100	0.0
15,870		IXYS Corp.	180,125	0.0
30,072		j2 Global, Inc.	1,505,104	0.2
22,798		Jive Software, Inc.	182,612	0.0
80,310	@	Kopin Corp.	303,572	0.0
87,230	@	Lattice Semiconductor Corp.	683,883	0.1
70,787		Lionbridge Technologies	474,981	0.1
17,412	L	Liquidity Services, Inc.	453,583	0.0
11,380		Littelfuse, Inc.	1,065,623	0.1
39,896		LivePerson, Inc.	481,545	0.1
14,883		LogMeIn, Inc.	668,098	0.1
6,340	@	Loral Space & Communications, Inc.	448,428	0.0
39,700	@	LTX-Credence Corp.	353,727	0.0
59,352		Manhattan Associates, Inc.	2,079,101	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,310		Mantech International Corp.	$509,087	0.1
46,710		MAXIMUS, Inc.	2,095,411	0.2
10,740	@	Measurement Specialties, Inc.	728,709	0.1
63,123		Mentor Graphics Corp.	1,389,968	0.1
38,297	@	Mercury Computer Systems, Inc.	505,903	0.1
23,321		Methode Electronics, Inc.	715,022	0.1
35,340		Micrel, Inc.	391,567	0.0
58,050	@	Microsemi Corp.	1,452,992	0.1
6,570	@	MicroStrategy, Inc.	758,112	0.1
23,986	L	Millennial Media, Inc.	165,983	0.0
36,040		MKS Instruments, Inc.	1,077,236	0.1
12,316	@	MoneyGram International, Inc.	217,377	0.0
21,310	@	Monolithic Power Systems, Inc.	826,189	0.1
23,270		Monotype Imaging Holdings, Inc.	701,358	0.1
78,491	@	Monster Worldwide, Inc.	587,113	0.1
30,917	@	Move, Inc.	357,401	0.0
11,100		MTS Systems Corp.	760,239	0.1
23,220		Netgear, Inc.	783,211	0.1
21,540		Netscout Systems, Inc.	809,473	0.1
25,170	@	Newport Corp.	520,516	0.1
38,160		NIC, Inc.	736,870	0.1
17,002	@	Numerex Corp.	185,832	0.0
4,200	@	NVE Corp.	239,568	0.0
35,603	@	Omnivision Technologies, Inc.	630,173	0.1
12,212		OpenTable, Inc.	939,469	0.1
14,530	@	Oplink Communications, Inc.	260,959	0.0
10,222		OSI Systems, Inc.	611,889	0.1
11,510		Park Electrochemical Corp.	343,804	0.0
61,826	L	Parkervision, Inc.	296,765	0.0
24,992		PDF Solutions, Inc.	454,105	0.0
12,800		Pegasystems, Inc.	452,096	0.0
22,216	L	Peregrine Semiconductor Corp.	134,407	0.0
28,927		Perficient, Inc.	524,157	0.1
26,790	@	Pericom Semiconductor Corp.	209,766	0.0
48,640	@	Photronics, Inc.	414,899	0.0
29,169		Plantronics, Inc.	1,296,562	0.1
27,933	@	Plexus Corp.	1,119,275	0.1
34,600		PLX Technology, Inc.	209,330	0.0
76,005	@	PMC - Sierra, Inc.	578,398	0.1
14,810		Power Integrations, Inc.	974,202	0.1
16,400	@	Procera Networks, Inc.	170,396	0.0
42,800	@	Progress Software Corp.	933,040	0.1
13,788		Proofpoint, Inc.	511,259	0.1
13,911		PROS Holdings, Inc.	438,336	0.0
73,271	@	PTC, Inc.	2,595,992	0.3
54,200		QLIK Technologies, Inc.	1,441,178	0.1
46,200	@	QLogic Corp.	589,050	0.1
190,303		Quantum Corp.	232,170	0.0
38,110		QuinStreet, Inc.	253,050	0.0
73,900	@	Rambus, Inc.	794,425	0.1
39,843		RealD, Inc.	445,046	0.0
26,301		RealPage, Inc.	477,626	0.1
183,536	@	RF Micro Devices, Inc.	1,446,264	0.1
14,782		Richardson Electronics Ltd./United States	159,054	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	411,393	0.0
11,090	@	Rogers Corp.	692,238	0.1
25,692		Ruckus Wireless, Inc.	312,415	0.0
17,030		Rudolph Technologies, Inc.	194,312	0.0
57,538	@	Sanmina Corp.	1,004,038	0.1
61,300	@	Sapient Corp.	1,045,778	0.1
15,730	@	Scansource, Inc.	641,312	0.1
17,764		SciQuest, Inc.	479,894	0.1
21,000	@	Seachange Intl., Inc.	219,240	0.0
41,840	@	Semtech Corp.	1,060,226	0.1
40,271		ServiceSource International, Inc.	339,887	0.0
71,559		ShoreTel, Inc.	615,407	0.1
37,238	@	Sigma Designs, Inc.	177,253	0.0
30,903		Silicon Graphics International Corp.	379,489	0.0
52,550	@	Silicon Image, Inc.	362,595	0.0
136,789	@	Sonus Networks, Inc.	460,979	0.0
27,325		Spansion, Inc.	476,002	0.1
8,755		SPS Commerce, Inc.	537,995	0.1
28,602		SS&C Technologies Holdings, Inc.	1,144,652	0.1
10,598	@	Stamps.com, Inc.	355,669	0.0
153,095		SunEdison, Inc.	2,884,310	0.3
25,100	L	SunPower Corp.	809,726	0.1
32,686		Super Micro Computer, Inc.	567,756	0.1
9,520	@	Supertex, Inc.	313,970	0.0
61,104		support.com, Inc.	155,815	0.0
24,526	@	SYKES Enterprises, Inc.	487,332	0.1
22,325	@	Synaptics, Inc.	1,339,947	0.1
16,370		Synchronoss Technologies, Inc.	561,327	0.1
11,450		SYNNEX Corp.	693,985	0.1
8,750	@	Syntel, Inc.	786,625	0.1
42,501	@	Take-Two Interactive Software, Inc.	932,047	0.1
21,033		Tangoe, Inc.	391,003	0.0
19,640		TeleTech Holdings, Inc.	481,376	0.1
29,960		Tessera Technologies, Inc.	707,955	0.1
77,920		Tivo, Inc.	1,030,882	0.1
96,480	@	Triquint Semiconductor, Inc.	1,291,867	0.1
15,865	L	Trulia, Inc.	526,718	0.1
46,680		TTM Technologies, Inc.	394,446	0.0
20,940	@	Tyler Technologies, Inc.	1,752,259	0.2
5,137	@,L	Ubiquiti Networks, Inc.	233,579	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,470		Ultimate Software Group, Inc.	$2,393,390	0.2
17,710	@	Ultratech, Inc.	516,955	0.1
26,814	@	Unisys Corp.	816,754	0.1
9,890		United Online, Inc.	114,328	0.0
25,324	@,L	Universal Display Corp.	808,089	0.1
120,167	@	Unwired Planet Inc.	260,762	0.0
26,093		Veeco Instruments, Inc.	1,094,079	0.1
29,517		Verint Systems, Inc.	1,385,233	0.1
24,510	@	Viasat, Inc.	1,692,170	0.2
26,200	@,L	VirnetX Holding Corp.	371,516	0.0
18,400		Virtusa Corp.	616,584	0.1
15,028		Vishay Precision Group, Inc.	261,187	0.0
17,727	@,L	VistaPrint NV	872,523	0.1
16,310		Vocus, Inc.	217,412	0.0
66,385		Vringo, Inc.	230,356	0.0
24,100		Web.com Group, Inc.	820,123	0.1
24,249		WebMD Health Corp.	1,003,909	0.1
25,050		WEX, Inc.	2,381,003	0.2
32,555		XO Group, Inc.	330,108	0.0
17,661		Yelp, Inc.	1,358,661	0.1
12,992	L	Zillow, Inc.	1,144,595	0.1
75,225	@	Zix Corp.	311,432	0.0
13,500	@	Zygo Corp.	205,065	0.0
			174,898,498	16.8

		Materials: 4.7%
20,514		A Schulman, Inc.	743,838	0.1
17,594		Advanced Emissions Solutions, Inc.	431,757	0.0
5,303	@	AEP Industries, Inc.	196,741	0.0
112,348	@,L	AK Steel Holding Corp.	811,153	0.1
94,999	L	Allied Nevada Gold Corp.	409,446	0.0
17,260		Amcol International Corp.	790,163	0.1
18,280		American Vanguard Corp.	395,762	0.0
43,086		Axiall Corp.	1,935,423	0.2
15,215		Balchem Corp.	793,006	0.1
26,029		Berry Plastics Group, Inc.	602,571	0.1
38,480	@	Calgon Carbon Corp.	840,018	0.1
48,848	@	Century Aluminum Co.	645,282	0.1
54,691		Chemtura Corp.	1,383,135	0.1
17,516	@	Clearwater Paper Corp.	1,097,728	0.1
73,787	@	Coeur d'Alene Mines Corp.	685,481	0.1
52,649		Commercial Metals Co.	994,013	0.1
7,544		Deltic Timber Corp.	492,095	0.0
61,704	@	Ferro Corp.	842,877	0.1
36,793	@	Flotek Industries, Inc.	1,024,685	0.1
44,541		Globe Specialty Metals, Inc.	927,344	0.1
38,243		Gold Resource Corp.	182,801	0.0
94,780		Graphic Packaging Holding Co.	962,965	0.1
6,410		Hawkins, Inc.	235,503	0.0
8,240		Haynes International, Inc.	444,960	0.0
29,890		HB Fuller Co.	1,443,089	0.1
50,370	@	Headwaters, Inc.	665,388	0.1
220,047		Hecla Mining Co.	675,544	0.1
32,120		Horsehead Holding Corp.	540,258	0.1
12,450		Innophos Holdings, Inc.	705,915	0.1
11,400		Innospec, Inc.	515,622	0.1
30,635	@,L	Intrepid Potash, Inc.	473,617	0.0
9,244		Kaiser Aluminum Corp.	660,206	0.1
50,600		KapStone Paper and Packaging Corp.	1,459,304	0.1
12,030		Koppers Holdings, Inc.	495,997	0.0
21,400		Kraton Performance Polymers, Inc.	559,396	0.1
31,524		Landec Corp.	351,808	0.0
83,030	@	Louisiana-Pacific Corp.	1,400,716	0.1
11,370	@	LSB Industries, Inc.	425,465	0.0
14,370		Materion Corp.	487,574	0.0
26,460		Minerals Technologies, Inc.	1,708,258	0.2
76,982	L	Molycorp, Inc.	361,046	0.0
19,190		Myers Industries, Inc.	382,265	0.0
12,340		Neenah Paper, Inc.	638,225	0.1
56,400	L	Olin Corp.	1,557,204	0.1
19,800		OM Group, Inc.	657,756	0.1
43,420	@	Omnova Solutions, Inc.	450,700	0.0
21,710		PH Glatfelter Co.	590,946	0.1
65,669		PolyOne Corp.	2,407,426	0.2
6,735		Quaker Chemical Corp.	530,920	0.1
19,780	@	RTI International Metals, Inc.	549,488	0.1
18,008		Schnitzer Steel Industries, Inc.	519,531	0.1
23,039		Schweitzer-Mauduit International, Inc.	981,231	0.1
31,983		Sensient Technologies Corp.	1,804,161	0.2
9,180		Stepan Co.	592,661	0.1
65,985	@	Stillwater Mining Co	977,238	0.1
43,300		SunCoke Energy, Inc.	988,972	0.1
14,230	@	Texas Industries, Inc.	1,275,293	0.1
18,710		Tredegar Corp.	430,517	0.0
15,650		US Concrete Inc.	367,775	0.0
17,014		US Silica Holdings, Inc.	649,424	0.1
43,879	L	Walter Industries, Inc.	331,725	0.0
37,119		Wausau Paper Corp.	472,525	0.0
35,266		Worthington Industries	1,348,924	0.1
14,460		Zep, Inc.	255,942	0.0
			49,558,799	4.7

		Telecommunication Services: 0.8%
62,141		8x8, Inc.	671,744	0.1
5,350		Atlantic Tele-Network, Inc.	352,672	0.0
145,040	@	Cincinnati Bell, Inc.	501,838	0.1
30,600		Cogent Communications Group, Inc.	1,087,218	0.1
26,842		Consolidated Communications Holdings, Inc.	537,108	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
25,225		Fairpoint Communications, Inc.	$343,060	0.0
30,820		General Communication, Inc.	351,656	0.0
42,970	@	inContact, Inc.	412,512	0.1
22,430		Inteliquent, Inc.	325,908	0.0
46,600	L	Iridium Communications, Inc.	349,966	0.0
40,289	X	Leap Wireless International, Inc. - CVR	106,766	0.0
18,775		Lumos Networks Corp.	251,022	0.0
16,372	@,L	magicJack VocalTec Ltd.	347,578	0.0
117,669	@,L	NII Holdings, Inc.	140,026	0.0
112,006		Pendrell Corp.	204,971	0.0
35,370	@	Premier Global Services, Inc.	426,562	0.1
10,132	@	Reis, Inc.	182,883	0.0
24,801		Shenandoah Telecom Co.	800,824	0.1
20,630		USA Mobility, Inc.	374,847	0.0
110,403		Vonage Holdings Corp.	471,421	0.1
			8,240,582	0.8

		Utilities: 3.1%
20,480		Allete, Inc.	1,073,562	0.1
22,700		American States Water Co.	732,983	0.1
102,927	L	Atlantic Power Corp.	298,488	0.0
37,680		Avista Corp.	1,154,892	0.1
30,650		Black Hills Corp.	1,766,972	0.2
25,280		California Water Service Group	605,203	0.1
3,880		Chesapeake Utilities Corp.	245,061	0.0
43,002		Cleco Corp.	2,175,041	0.2
60,471		Dynegy, Inc.	1,508,147	0.1
29,740		El Paso Electric Co.	1,062,610	0.1
26,590		Empire District Electric Co.	646,669	0.1
36,616		Idacorp, Inc.	2,031,089	0.2
16,400		Laclede Group, Inc.	773,260	0.1
21,690		MGE Energy, Inc.	850,899	0.1
30,170		New Jersey Resources Corp.	1,502,466	0.1
20,700		Northwest Natural Gas Co.	911,007	0.1
26,950		NorthWestern Corp.	1,278,238	0.1
12,258	L	NRG Yield, Inc.	484,559	0.1
20,700		Otter Tail Corp.	637,353	0.1
51,430		Piedmont Natural Gas Co.	1,820,108	0.2
55,170		PNM Resources, Inc.	1,491,245	0.1
53,593		Portland General Electric Co.	1,733,198	0.2
9,130		SJW Corp.	269,883	0.0
21,890		South Jersey Industries, Inc.	1,227,810	0.1
33,784		Southwest Gas Corp.	1,805,755	0.2
28,870		UIL Holdings Corp.	1,062,705	0.1
6,300		Unitil Corp.	206,892	0.0
21,930		UNS Energy Corp.	1,316,458	0.1
38,126		WGL Holdings, Inc.	1,527,327	0.1
			32,199,880	3.1

	Total Common Stock
	(Cost $612,539,614)		1,016,463,296	97.4

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
960	X	Central European Media Enterprises Ltd.	45,000	0.0

	Total Rights
	(Cost $–)		45,000	0.0

WARRANTS: 0.0%
		Energy: 0.0%
11,987		Magnum Hunter Resources Corp.	33,661	0.0

	Total Warrants
	(Cost $–)		33,661	0.0

	Total Long-Term Investments
	(Cost $612,539,614)		1,016,541,957	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateralcc(1): 5.0%
4,995,263	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $4,995,271, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $5,095,177, due 06/15/14-11/15/42)	4,995,263	0.5

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
12,387,606	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $12,387,640, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,635,358, due 05/15/14-09/01/49)	$12,387,606	1.2
12,387,606	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $12,387,637, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $12,635,358, due 04/03/14-02/15/41)	12,387,606	1.2
10,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $10,000,019, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $10,200,001, due 06/30/17)	10,000,000	0.9
12,387,606	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $12,387,640, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $12,635,358, due 04/01/14-05/01/47)	12,387,606	1.2
		52,158,081	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
26,731,008	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $26,731,008)	$26,731,008	2.6

	Total Short-Term Investments
	(Cost $78,889,089)	78,889,089	7.6

	Total Investments in Securities (Cost $691,428,703)	$1,095,431,046	105.0
	Liabilities in Excess of Other Assets	(52,490,078)	(5.0)
	Net Assets	$1,042,940,968	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $693,146,459.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$435,049,721
Gross Unrealized Depreciation	(32,765,134)

Net Unrealized Appreciation	$402,284,587

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Basic Materials	$923,899	$–	$–	$923,899
Consumer Discretionary	132,150,685	–	–	132,150,685
Consumer Staples	37,801,756	–	–	37,801,756
Energy	56,578,414	–	–	56,578,414
Financials	234,707,344	–	–	234,707,344
Health Care	134,802,625	–	12,980	134,815,605
Industrials	154,094,574	493,260	–	154,587,834
Information Technology	174,898,498	–	–	174,898,498
Materials	49,558,799	–	–	49,558,799
Telecommunication Services	8,133,816	106,766	–	8,240,582
Utilities	32,199,880	–	–	32,199,880
Total Common Stock	1,015,850,290	600,026	12,980	1,016,463,296
Rights	–	45,000	–	45,000
Warrants	–	33,661	–	33,661
Short-Term Investments	26,731,008	52,158,081	–	78,889,089
Total Investments, at fair value	$1,042,581,298	$52,836,768	$12,980	$1,095,431,046
Liabilities Table
Other Financial Instruments+
Futures	$(139,340)	$–	$–	$(139,340)
Total Liabilities	$(139,340)	$–	$–	$(139,340)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Russell™ Small Cap Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	237	06/20/14	$27,740,850	$(139,340)
			$27,740,850	$(139,340)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$139,340
Total Liability Derivatives		$139,340

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 13.5%
125,000		AMC Entertainment Holdings, Inc.	$3,031,250	0.4
75,100	@	Bally Technologies, Inc.	4,976,877	0.7
125,100		Cheesecake Factory	5,958,513	0.8
99,600		Childrens Place Retail Stores, Inc.	4,961,076	0.7
248,536	@	Express, Inc.	3,946,752	0.6
224,100		Finish Line	6,070,869	0.8
72,000	@	Hibbett Sporting Goods, Inc.	3,807,360	0.5
170,955	@,L	Imax Corp.	4,672,200	0.7
84,400	@	Jack in the Box, Inc.	4,974,536	0.7
226,411		La-Z-Boy, Inc.	6,135,738	0.9
106,157	L	Life Time Fitness, Inc.	5,106,152	0.7
96,250		Monro Muffler, Inc.	5,474,700	0.8
355,400	@	Orient-Express Hotels Ltd.	5,121,314	0.7
71,400		Papa John's International, Inc.	3,720,654	0.5
137,300		Pier 1 Imports, Inc.	2,592,224	0.4
67,416		Pool Corp.	4,133,949	0.6
28,638		Regis Corp.	392,340	0.1
138,200	@	Sally Beauty Holdings, Inc.	3,786,680	0.5
68,000	L	Sturm Ruger & Co., Inc.	4,066,400	0.6
72,200		Vail Resorts, Inc.	5,032,340	0.7
209,300		Wolverine World Wide, Inc.	5,975,515	0.8
33,001		Wyndham Worldwide Corp.	2,416,663	0.3
			96,354,102	13.5

		Consumer Staples: 2.0%
73,500		Casey's General Stores, Inc.	4,967,865	0.7
219,925		Flowers Foods, Inc.	4,717,391	0.7
146,500		Pinnacle Foods, Inc.	4,374,490	0.6
			14,059,746	2.0

		Energy: 6.6%
179,200		Bill Barrett Corp.	4,587,520	0.7
110,915		Carrizo Oil & Gas, Inc.	5,929,516	0.8
248,000		Cloud Peak Energy, Inc.	5,242,720	0.7
210,800		EPL Oil & Gas, Inc.	8,136,880	1.2
719,200	@	Key Energy Services, Inc.	6,645,408	0.9
428,411	@,L	Nordic American Tankers Ltd.	4,215,564	0.6
820,500		Petroquest Energy, Inc.	4,676,850	0.7
111,952	@	Unit Corp.	7,319,422	1.0
			46,753,880	6.6

		Financials: 21.7%
40,888		Cash America International, Inc.	1,583,183	0.2
202,400		Colony Financial, Inc.	4,442,680	0.6
354,482		CubeSmart	6,082,911	0.9
175,700		CyrusOne, Inc.	3,659,831	0.5
757,350		DCT Industrial Trust, Inc.	5,967,918	0.8
104,835		Encore Capital Group, Inc.	4,790,960	0.7
117,118		EPR Properties	6,252,930	0.9
234,579		First American Financial Corp.	6,228,072	0.9
87,700		First Financial Holdings, Inc.	5,491,774	0.8
55,992		First NBC Bank Holding Co.	1,951,881	0.3
317,825		FirstMerit Corp.	6,620,295	0.9
32,100		Infinity Property & Casualty Corp.	2,170,923	0.3
33,700		Jones Lang LaSalle, Inc.	3,993,450	0.6
188,918		LaSalle Hotel Properties	5,915,023	0.8
96,237		MarketAxess Holdings, Inc.	5,699,155	0.8
169,500		MB Financial, Inc.	5,247,720	0.7
77,876		Primerica, Inc.	3,668,738	0.5
103,036		ProAssurance Corp.	4,588,193	0.6
63,118		Prosperity Bancshares, Inc.	4,175,256	0.6
372,000		Radian Group, Inc.	5,591,160	0.8
207,311	L	Redwood Trust, Inc.	4,204,267	0.6
165,200		Selective Insurance Group	3,852,464	0.5
41,433		Signature Bank	5,203,571	0.7
116,900		Springleaf Holdings, Inc.	2,940,035	0.4
41,453		Square 1 Financial, Inc.	833,205	0.1
173,900		Starwood Property Trust, Inc.	4,102,301	0.6
239,700		Sterling Bancorp/DE	3,034,602	0.4
95,085	@	Stifel Financial Corp.	4,731,430	0.7
472,500		Susquehanna Bancshares, Inc.	5,381,775	0.8
47,224	@	SVB Financial Group	6,081,507	0.9
192,160		Talmer Bancorp, Inc.	2,813,222	0.4
29,100		Virtus Investment Partners	5,039,247	0.7
214,300		Webster Financial Corp.	6,656,158	0.9
115,755		Wintrust Financial Corp.	5,632,638	0.8
			154,628,475	21.7

		Health Care: 9.9%
21,756		Acceleron Pharma, Inc.	750,582	0.1
71,291		Acorda Therapeutics, Inc.	2,702,642	0.4
16,545		Align Technology, Inc.	856,866	0.1
208,900		AMN Healthcare Services, Inc.	2,870,286	0.4
46,049	@	Amsurg Corp.	2,167,987	0.3
82,109	@	Centene Corp.	5,111,285	0.7

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
69,700		Charles River Laboratories International, Inc.	$4,205,698	0.6
20,600		Cubist Pharmaceuticals, Inc.	1,506,890	0.2
158,600		Envision Healthcare Holdings, Inc.	5,365,438	0.8
79,624	@	Haemonetics Corp.	2,594,946	0.4
73,600	@	Halozyme Therapeutics, Inc.	934,720	0.1
233,949		Healthsouth Corp.	8,405,788	1.2
63,175		Impax Laboratories, Inc.	1,669,083	0.2
96,200		InterMune, Inc.	3,219,814	0.4
113,900	@	Masimo Corp.	3,110,609	0.4
70,748		Medicines Co.	2,010,658	0.3
70,514		Mednax, Inc.	4,370,458	0.6
95,552	@	Nektar Therapeutics	1,158,090	0.2
126,436		Owens & Minor, Inc.	4,429,053	0.6
90,980		Steris Corp.	4,344,295	0.6
111,700	@	Thoratec Corp.	3,999,977	0.6
74,700		WellCare Health Plans, Inc.	4,744,944	0.7
			70,530,109	9.9

		Industrials: 17.7%
183,285		Actuant Corp.	6,259,183	0.9
7,132		Acuity Brands, Inc.	945,489	0.1
134,794		Atlas Air Worldwide Holdings, Inc.	4,754,184	0.7
159,500		Barnes Group, Inc.	6,135,965	0.9
440,500		Blount International, Inc.	5,241,950	0.7
259,000		Brady Corp.	7,031,850	1.0
97,852		Clarcor, Inc.	5,611,812	0.8
61,122	@	Clean Harbors, Inc.	3,348,874	0.5
92,400		Curtiss-Wright Corp.	5,871,096	0.8
128,571	@,L	Diana Shipping, Inc.	1,541,566	0.2
109,000		Forward Air Corp.	5,025,990	0.7
167,117		Healthcare Services Group	4,856,420	0.7
300,200		Heartland Express, Inc.	6,811,538	0.9
131,096	@	HUB Group, Inc.	5,242,529	0.7
186,500		KAR Auction Services, Inc.	5,660,275	0.8
42,934		Mobile Mini, Inc.	1,861,618	0.3
241,600		Orbital Sciences Corp.	6,740,640	0.9
59,200		Regal-Beloit Corp.	4,304,432	0.6
162,994		Resources Connection, Inc.	2,296,586	0.3
59,300		Teledyne Technologies, Inc.	5,771,669	0.8
142,269	@	Tetra Tech, Inc.	4,209,740	0.6
90,200		Toro Co.	5,699,738	0.8
96,700		Universal Forest Products, Inc.	5,351,378	0.7
107,239		Waste Connections, Inc.	4,703,503	0.7
96,013		Watts Water Technologies, Inc.	5,635,003	0.8
129,952		Woodward Governor Co.	5,396,907	0.8
			126,309,935	17.7

		Information Technology: 15.6%
97,853	L	A10 Networks, Inc.	1,471,709	0.2
96,600		Advanced Energy Industries, Inc.	2,366,700	0.3
39,043	@	Ansys, Inc.	3,007,092	0.4
137,100		Aruba Networks, Inc.	2,570,625	0.4
243,638		Bankrate, Inc.	4,127,228	0.6
94,612	L	Blackhawk Network Holdings, Inc.	2,307,587	0.3
31,400	@	CACI International, Inc.	2,317,320	0.3
175,666		Cardtronics, Inc.	6,824,624	1.0
207,502		CommScope Holding Co., Inc.	5,121,149	0.7
93,700		Commvault Systems, Inc.	6,085,815	0.9
234,300		EVERTEC, Inc.	5,787,210	0.8
291,500		Fairchild Semiconductor International, Inc.	4,019,785	0.6
201,700	@	Finisar Corp.	5,347,067	0.7
80,100		Flir Systems, Inc.	2,883,600	0.4
386,700		Formfactor, Inc.	2,471,013	0.3
345,100	@	Integrated Device Technology, Inc.	4,220,573	0.6
121,700		j2 Global, Inc.	6,091,085	0.9
102,289	@	Micros Systems, Inc.	5,414,157	0.8
202,400	@	Microsemi Corp.	5,066,072	0.7
180,182		MKS Instruments, Inc.	5,385,640	0.8
26,700		Netgear, Inc.	900,591	0.1
95,000		Plantronics, Inc.	4,222,750	0.6
6,643	@	Plexus Corp.	266,185	0.0
325,600	@	Polycom, Inc.	4,467,232	0.6
207,260	@	Progress Software Corp.	4,518,268	0.6
93,100	@	PTC, Inc.	3,298,533	0.5
211,100		QLIK Technologies, Inc.	5,613,149	0.8
69,600	@	Rofin-Sinar Technologies, Inc.	1,667,616	0.2
37,000		WEX, Inc.	3,516,850	0.5
			111,357,225	15.6

		Materials: 4.6%
351,447		Commercial Metals Co.	6,635,320	0.9
161,400		HB Fuller Co.	7,792,392	1.1
100,906		Minerals Technologies, Inc.	6,514,491	0.9
554,300	@,L	Thompson Creek Metals Co., Inc.	1,208,374	0.2
116,876		Worthington Industries	4,470,507	0.6
337,700		Zep, Inc.	5,977,290	0.9
			32,598,374	4.6

		Utilities: 3.2%
108,200		Cleco Corp.	5,472,756	0.8
153,497		El Paso Electric Co.	5,484,448	0.8
82,600		Idacorp, Inc.	4,581,822	0.6
93,900		ONE Gas, Inc.	3,373,827	0.5

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
112,385	Portland General Electric Co.	$3,634,531	0.5
		22,547,384	3.2

	Total Common Stock
	(Cost $505,097,702)	675,139,230	94.8

EXCHANGE-TRADED FUNDS: 1.7%
103,900	iShares Russell 2000 Index Fund	12,087,726	1.7

	Total Exchange-Traded Funds
	(Cost $10,756,915)	12,087,726	1.7

	Total Long-Term Investments
	(Cost $515,854,617)	687,226,956	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateralcc(1): 2.7%
2,556,009	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $2,556,014, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $2,607,134, due 01/31/16-11/01/43)	2,556,009	0.4
4,589,821	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $4,589,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $4,681,618, due 04/03/14-02/15/41)	4,589,821	0.6
4,589,821	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $4,589,836, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,681,618, due 03/27/17-03/01/48)	4,589,821	0.7
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $3,000,006, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $3,060,000, due 06/30/17)	3,000,000	0.4
4,589,821	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $4,589,834, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $4,681,617, due 04/01/14-05/01/47)	4,589,821	0.6
		19,325,472	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
25,215,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $25,215,000)	25,215,000	3.6

	Total Short-Term Investments
	(Cost $44,540,472)	44,540,472	6.3

	Total Investments in Securities (Cost $560,395,089)	$731,767,428	102.8
	Liabilities in Excess of Other Assets	(19,780,459)	(2.8)
	Net Assets	$711,986,969	100.0

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of March 31, 2014 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $565,551,596.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$179,512,314
Gross Unrealized Depreciation	(13,296,482)

Net Unrealized Appreciation	$166,215,832

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$675,139,230	$–	$–	$675,139,230
Exchange-Traded Funds	12,087,726	–	–	12,087,726
Short-Term Investments	25,215,000	19,325,472	–	44,540,472
Total Investments, at fair value	$712,441,956	$19,325,472	$–	$731,767,428

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.2%
		Basic Materials: 1.6%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$946,378	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	973,342	0.0
1,000,000		Agrium, Inc., 6.750%, 01/15/19	1,178,086	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	742,323	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	467,971	0.0
800,000		Alcoa, Inc., 5.870%, 02/23/22	844,995	0.0
1,399,000		Alcoa, Inc., 6.150%, 08/15/20	1,527,090	0.1
750,000		Alcoa, Inc., 6.750%, 07/15/18	856,384	0.0
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,207,946	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,294,714	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,748,056	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	503,050	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	781,110	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	482,879	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	412,569	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,786,279	0.1
300,000	L	Cliffs Natural Resources, Inc., 3.950%, 01/15/18	301,874	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,208,148	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,053,226	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	501,734	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	781,473	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,656,452	0.1
525,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	524,113	0.0
750,000		Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	730,854	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	493,455	0.0
1,000,000		International Paper Co., 7.950%, 06/15/18	1,224,467	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	929,968	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	891,894	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	271,120	0.0
1,000,000		Newmont Mining Corp., 3.500%, 03/15/22	908,859	0.0
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,285,710	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	924,467	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,135,890	0.1
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	504,613	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	491,406	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	250,330	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,451,148	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	591,466	0.0
5,000,000		Southern Copper Corp., 5.375%, 04/16/20	5,416,790	0.2
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,078,813	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,365,799	0.1
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,274,328	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	2,092,783	0.1
750,000		Vale SA, 5.625%, 09/11/42	705,310	0.0
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,519,710	0.1
			64,319,372	1.6

		Communications: 3.1%
300,000		Amazon.com, Inc., 0.650%, 11/27/15	300,782	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	297,354	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	279,303	0.0
5,000,000		America Movil S.A.B de CV, 5.000%, 03/30/20	5,505,040	0.2
300,000		AT&T, Inc., 1.400%, 12/01/17	297,149	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	762,245	0.0
300,000	L	AT&T, Inc., 2.625%, 12/01/22	279,508	0.0
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,335,976	0.2
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,010,596	0.2

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		British Telecommunications PLC, 1.250%, 02/14/17	$498,974	0.0
1,500,000		British Telecommunications PLC, 1.625%, 06/28/16	1,520,635	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/19	498,397	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,115,924	0.1
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	1,002,909	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	996,984	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,001,327	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,010,581	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,714,632	0.1
250,000		Comcast Corp., 3.600%, 03/01/24	251,913	0.0
750,000		Comcast Corp., 4.250%, 01/15/33	737,463	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	979,215	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,326,812	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	416,747	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	735,711	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	282,378	0.0
626,000		Cox Communications, Inc., 5.450%, 12/15/14	647,165	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,263,682	0.1
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	492,765	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	722,839	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,906,736	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	250,171	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	222,005	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,023,355	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,662,895	0.1
1,000,000	L	Expedia, Inc., 7.456%, 08/15/18	1,176,881	0.0
4,220,000		Google, Inc., 2.125%, 05/19/16	4,360,294	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	507,291	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,469,174	0.0
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	483,987	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	485,655	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	4,118,398	0.1
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,492,425	0.1
250,000		Orange SA, 2.750%, 02/06/19	253,440	0.0
500,000		Orange SA, 5.500%, 02/06/44	525,622	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,677,630	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	252,673	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	769,797	0.0
2,655,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,786,744	0.1
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	759,031	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,205,246	0.1
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	786,419	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	921,516	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,710,629	0.2
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,865,169	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	427,912	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,289,618	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	491,537	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	503,658	0.0
750,000		Verizon Communications, Inc., 2.500%, 09/15/16	777,138	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	507,777	0.0
500,000		Verizon Communications, Inc., 4.150%, 03/15/24	509,080	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 09/15/20	3,263,919	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	2,905,299	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
250,000	Verizon Communications, Inc., 5.050%, 03/15/34	$257,278	0.0
1,375,000	Verizon Communications, Inc., 5.150%, 09/15/23	1,507,737	0.1
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,172,084	0.2
1,000,000	Verizon Communications, Inc., 6.400%, 09/15/33	1,190,755	0.0
240,000	Verizon Communications, Inc., 6.550%, 09/15/43	293,121	0.0
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	3,898,005	0.1
400,000	Viacom, Inc., 2.200%, 04/01/19	397,183	0.0
3,500,000	Viacom, Inc., 2.500%, 12/15/16	3,629,868	0.1
1,000,000	Viacom, Inc., 2.500%, 09/01/18	1,012,538	0.0
1,000,000	Viacom, Inc., 3.250%, 03/15/23	966,146	0.0
400,000	Viacom, Inc., 3.875%, 04/01/24	399,898	0.0
400,000	Viacom, Inc., 5.250%, 04/01/44	410,242	0.0
1,000,000	Viacom, Inc., 5.850%, 09/01/43	1,102,841	0.0
500,000	Vodafone Group PLC, 1.500%, 02/19/18	492,187	0.0
500,000	Vodafone Group PLC, 2.950%, 02/19/23	469,745	0.0
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,511,167	0.1
300,000	Walt Disney Co., 0.450%, 12/01/15	299,895	0.0
300,000	Walt Disney Co., 1.100%, 12/01/17	297,238	0.0
300,000	Walt Disney Co., 2.350%, 12/01/22	280,890	0.0
1,000,000	Walt Disney Co., 5.500%, 03/15/19	1,158,537	0.0
1,000,000	WPP Finance 2010, 3.625%, 09/07/22	985,504	0.0
		124,366,986	3.1

		Consumer, Cyclical: 1.2%
500,000		AutoZone, Inc., 2.875%, 01/15/23	466,516	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	705,199	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	503,266	0.0
2,032,149		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,377,614	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	296,194	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	290,433	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,655	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	250,542	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	708,934	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	255,967	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	221,621	0.0
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	505,034	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	505,240	0.0
1,109,280		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,303,404	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	291,225	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	643,266	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,048,653	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	474,170	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,011,971	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,020,325	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,314,082	0.1
1,000,000		Lowe's Cos, Inc., 1.625%, 04/15/17	1,013,785	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	469,135	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,032,834	0.1
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,039,338	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	493,017	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	477,819	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	410,423	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,234,375	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	301,174	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	$749,261	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	402,159	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,518,291	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	497,591	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/22	295,793	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	248,449	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	471,260	0.0
837,000		Target Corp., 7.000%, 01/15/38	1,107,770	0.1
500,000		TJX Cos, Inc., 2.500%, 05/15/23	464,313	0.0
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,504,693	0.2
500,000		Walgreen Co., 1.000%, 03/13/15	501,875	0.0
500,000		Walgreen Co., 1.800%, 09/15/17	503,871	0.0
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,714,283	0.1
200,000		Whirlpool Corp., 4.000%, 03/01/24	201,009	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,013,229	0.0
800,000		Yum! Brands, Inc., 3.750%, 11/01/21	811,410	0.0
			47,771,468	1.2

		Consumer, Non-cyclical: 3.0%
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,723,270	0.1
400,000		Aetna, Inc., 2.200%, 03/15/19	397,208	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	470,604	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	296,164	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	473,389	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/23	462,597	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	266,868	0.0
1,156,000		Altria Group, Inc., 9.950%, 11/10/38	1,860,367	0.1
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,597,212	0.1
661,000		Amgen, Inc., 6.375%, 06/01/37	799,129	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	501,844	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	501,223	0.0
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	223,801	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,024,345	0.1
750,000		AstraZeneca PLC, 1.950%, 09/18/19	733,960	0.0
2,900,000		AstraZeneca PLC, 6.450%, 09/15/37	3,654,502	0.1
400,000		Avon Products, Inc., 4.600%, 03/15/20	407,285	0.0
1,300,000	L	Avon Products, Inc., 5.000%, 03/15/23	1,304,845	0.1
500,000		Baxter International, Inc., 0.950%, 06/01/16	501,698	0.0
239,000		Baxter International, Inc., 1.850%, 06/15/18	237,943	0.0
1,000,000		Baxter International, Inc., 3.200%, 06/15/23	977,501	0.0
500,000		Baxter International, Inc., 3.650%, 08/15/42	432,186	0.0
4,370,000		Becton Dickinson and Co., 3.125%, 11/08/21	4,443,241	0.1
2,000,000		Biogen Idec, Inc., 6.875%, 03/01/18	2,356,742	0.1
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,479,372	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	408,714	0.0
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	520,103	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	417,481	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	403,120	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	487,141	0.0
500,000		Cardinal Health, Inc., 4.600%, 03/15/43	493,598	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	504,918	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,002,058	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,083,123	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,017,374	0.0
3,000,000		Cigna Corp., 4.000%, 02/15/22	3,116,304	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,773,040	0.1
750,000		Clorox Co., 3.050%, 09/15/22	721,887	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,081,255	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,000,000	Colgate-Palmolive Co., 0.900%, 05/01/18	$965,150	0.0
1,000,000	ConAgra Foods, Inc., 2.100%, 03/15/18	996,234	0.0
750,000	ConAgra Foods, Inc., 3.200%, 01/25/23	717,763	0.0
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	574,320	0.0
500,000	Covidien International Finance SA, 3.200%, 06/15/22	492,965	0.0
750,000	Diageo Capital PLC, 1.125%, 04/29/18	730,207	0.0
750,000	Diageo Capital PLC, 2.625%, 04/29/23	700,603	0.0
500,000	Diageo Investment Corp., 2.875%, 05/11/22	486,111	0.0
750,000	Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	713,901	0.0
3,275,000	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,396,447	0.1
300,000	Estee Lauder Cos, Inc., 3.700%, 08/15/42	263,888	0.0
4,210,000	Express Scripts, Inc., 3.125%, 05/15/16	4,388,651	0.1
350,000	Flowers Foods, Inc., 4.375%, 04/01/22	359,912	0.0
500,000	General Mills, Inc., 0.875%, 01/29/16	500,666	0.0
750,000	General Mills, Inc., 4.150%, 02/15/43	705,347	0.0
350,000	Gilead Sciences, Inc., 2.050%, 04/01/19	347,361	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/44	361,727	0.0
1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,006,702	0.0
500,000	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	500,377	0.0
500,000	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	480,458	0.0
3,550,000	Humana, Inc., 3.150%, 12/01/22	3,384,084	0.1
1,070,000	Humana, Inc., 6.300%, 08/01/18	1,238,139	0.1
551,000	Kellogg Co., 4.000%, 12/15/20	577,375	0.0
1,000,000	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,026,009	0.1
3,266,000	Kraft Foods, Inc., 6.125%, 08/23/18	3,794,971	0.1
400,000	Kroger Co., 2.300%, 01/15/19	396,762	0.0
400,000	Kroger Co., 3.300%, 01/15/21	400,280	0.0
1,000,000	Kroger Co., 3.850%, 08/01/23	997,818	0.0
1,379,000	Kroger Co., 7.500%, 04/01/31	1,759,331	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	506,567	0.0
3,000,000	Lorillard Tobacco Co., 8.125%, 06/23/19	3,713,304	0.1
500,000	McKesson Corp., 1.400%, 03/15/18	488,101	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	496,612	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	471,241	0.0
1,500,000	McKesson Corp., 3.250%, 03/01/16	1,563,689	0.1
400,000	McKesson Corp., 3.796%, 03/15/24	401,256	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	305,272	0.0
400,000	Medtronic, Inc., 2.750%, 04/01/23	379,174	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	326,047	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	257,916	0.0
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	523,954	0.0
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	247,685	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	500,532	0.0
1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,394,685	0.1
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,551,238	0.1
4,920,000	Pfizer, Inc., 6.200%, 03/15/19	5,833,083	0.2
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	619,124	0.0
250,000	Reynolds American, Inc., 3.250%, 11/01/22	235,666	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	283,080	0.0
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,580,386	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	485,941	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	502,248	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	980,055	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	478,356	0.0
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,004,710	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	730,568	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	471,703	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	475,139	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/21	$2,029,704	0.1
1,000,000		UnitedHealth Group, Inc., 6.000%, 02/15/18	1,152,129	0.1
500,000		Actavis plc, 1.875%, 10/01/17	498,261	0.0
500,000		Actavis plc, 3.250%, 10/01/22	480,279	0.0
500,000		Actavis plc, 4.625%, 10/01/42	479,665	0.0
1,250,000		WellPoint, Inc., 1.250%, 09/10/15	1,258,889	0.1
250,000		WellPoint, Inc., 1.875%, 01/15/18	248,413	0.0
1,000,000		WellPoint, Inc., 2.300%, 07/15/18	1,004,053	0.0
			120,379,696	3.0

		Energy: 2.6%
3,500,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	3,885,686	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	793,335	0.0
543,000		Apache Corp., 3.250%, 04/15/22	548,695	0.0
3,000,000		Apache Corp., 5.625%, 01/15/17	3,351,870	0.1
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	997,085	0.0
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	939,887	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	505,577	0.0
1,650,000		Cameron International Corp., 3.600%, 04/30/22	1,641,093	0.1
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	251,809	0.0
500,000		Cenovus Energy, Inc., 4.450%, 09/15/42	475,887	0.0
1,000,000		Cenovus Energy, Inc., 5.200%, 09/15/43	1,054,371	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	297,700	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	282,508	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	488,336	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	453,311	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/39	2,637,342	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	394,715	0.0
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	3,926,122	0.1
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	479,197	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	2,057,166	0.1
4,805,000		Enterprise Products Operating, LLC, 3.200%, 02/01/16	5,002,976	0.1
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	282,732	0.0
400,000		EOG Resources, Inc., 2.450%, 04/01/20	399,112	0.0
1,950,000	L	EOG Resources, Inc., 2.625%, 03/15/23	1,846,141	0.1
500,000		FMC Technologies, Inc., 2.000%, 10/01/17	498,851	0.0
1,000,000		Halliburton Co., 1.000%, 08/01/16	1,002,331	0.0
500,000		Halliburton Co., 2.000%, 08/01/18	501,012	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	499,289	0.0
1,500,000		Hess Corp., 5.600%, 02/15/41	1,653,181	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,692,352	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	498,841	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	473,099	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,393,873	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	664,734	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,364,682	0.0
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	708,150	0.0
1,000,000		Marathon Oil Corp., 0.900%, 11/01/15	1,002,330	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	469,017	0.0
3,892,000		Marathon Petroleum Corp., 3.500%, 03/01/16	4,079,408	0.1
500,000		Murphy Oil Corp., 2.500%, 12/01/17	508,804	0.0
1,350,000		Murphy Oil Corp., 3.700%, 12/01/22	1,313,064	0.0
3,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	3,158,877	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,817,227	0.1
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,508,163	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	$4,077,780	0.1
1,000,000		Petrobras Global Finance BV, 2.000%, 05/20/16	993,750	0.0
1,000,000		Petrobras Global Finance BV, 3.000%, 01/15/19	947,832	0.0
250,000		Petrobras Global Finance BV, 3.250%, 03/17/17	251,439	0.0
1,000,000		Petrobras Global Finance BV, 4.375%, 05/20/23	917,643	0.0
500,000		Petrobras Global Finance BV, 4.875%, 03/17/20	502,520	0.0
725,000		Petrobras Global Finance BV, 5.625%, 05/20/43	616,648	0.0
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	3,939,600	0.1
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	511,493	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	279,486	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	276,549	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	746,198	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	467,055	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,657,590	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	476,296	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	475,609	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	397,647	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,066,214	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	474,008	0.0
500,000		Total Capital International SA, 0.750%, 01/25/16	501,699	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	502,903	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,855,012	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	505,721	0.0
2,000,000		Trans-Canada PipeLines Ltd., 4.625%, 03/01/34	2,050,874	0.1
1,000,000		Trans-Canada Pipelines Ltd., 7.625%, 01/15/39	1,401,055	0.1
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,813,521	0.1
1,785,000		Valero Energy Corp., 6.625%, 06/15/37	2,155,113	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,635,105	0.1
1,500,000		Weatherford International Ltd., 4.500%, 04/15/22	1,573,560	0.1
700,000		Williams Cos., Inc., 7.875%, 09/01/21	832,982	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	503,298	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	514,987	0.0
			101,721,125	2.6

		Financial: 7.4%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	3,015,826	0.1
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	710,485	0.0
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,136,285	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,009,913	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,020,473	0.0
500,000		American International Group, Inc., 3.375%, 08/15/20	511,366	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,645,524	0.1
1,000,000		American International Group, Inc., 5.850%, 01/16/18	1,144,005	0.1
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,387,086	0.1
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,758,019	0.1
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,476,652	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,510,273	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	502,980	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	$500,191	0.0
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	503,094	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	513,091	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	947,537	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,349,534	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	698,164	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	955,748	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	469,775	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	476,229	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,544,209	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	1,009,303	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	999,267	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	502,332	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	3,864,144	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,098,976	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,067,563	0.0
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,016,412	0.0
500,000		Bank of America Corp., 4.000%, 04/01/24	500,507	0.0
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,822,117	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,183,668	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,382,500	0.4
1,000,000		Bank of Montreal, 1.300%, 07/15/16	1,008,991	0.0
1,000,000		Bank of Montreal, 1.400%, 09/11/17	996,042	0.0
1,000,000		Bank of New York Mellon Corp./The, 1.350%, 03/06/18	984,141	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	1,003,238	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	982,748	0.0
1,100,000		Bank of Nova Scotia, 0.750%, 10/09/15	1,103,466	0.1
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	495,453	0.0
1,000,000		Bank of Nova Scotia, 1.375%, 07/15/16	1,010,682	0.0
750,000		Barclays Bank PLC, 5.125%, 01/08/20	840,919	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,003,876	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,030,955	0.0
750,000		BBVA, 4.664%, 10/09/15	787,987	0.0
1,000,000		Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,005,830	0.0
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	738,307	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,013,165	0.0
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	503,548	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,018,697	0.0
250,000		Berkshire Hathaway, Inc., 0.800%, 02/11/16	251,378	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	747,488	0.0
300,000		BlackRock, Inc., 1.375%, 06/01/15	302,926	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	565,008	0.0
250,000		BNP Paribas SA, 1.375%, 03/17/17	249,974	0.0
250,000		BNP Paribas SA, 2.450%, 03/17/19	250,696	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/23	486,461	0.0
2,475,000		BNP Paribas, 3.600%, 02/23/16	2,599,332	0.1
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,148,819	0.2
500,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/23	491,984	0.0
300,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	302,003	0.0
1,000,000		Chubb Corp., 6.000%, 05/11/37	1,225,403	0.1
1,000,000		Citigroup, Inc., 1.700%, 07/25/16	1,012,019	0.0
600,000		Citigroup, Inc., 2.250%, 08/07/15	611,193	0.0
1,000,000		Citigroup, Inc., 3.375%, 03/01/23	969,019	0.0
2,000,000		Citigroup, Inc., 3.500%, 05/15/23	1,890,790	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Citigroup, Inc., 4.050%, 07/30/22	$754,313	0.0
1,044,000		Citigroup, Inc., 6.125%, 08/25/36	1,145,760	0.1
6,455,000		Citigroup, Inc., 8.125%, 07/15/39	9,366,263	0.3
1,000,000		CME Group, Inc., 3.000%, 09/15/22	989,115	0.0
500,000		Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	507,079	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	497,548	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 2.250%, 01/14/19	499,318	0.0
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,061,047	0.0
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	6,303,500	0.2
400,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	401,946	0.0
500,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	513,704	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,011,294	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/24	406,385	0.0
1,000,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,011,769	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,271,557	0.1
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,033,869	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	774,356	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,498,258	0.1
600,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	616,390	0.0
2,000,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	2,041,432	0.1
1,000,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	1,074,588	0.1
1,000,000		General Electric Capital Corp., 1.625%, 07/02/15	1,013,954	0.0
1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	1,774,405	0.1
6,500,000		General Electric Capital Corp., 6.750%, 03/15/32	8,380,950	0.2
1,196,000	L	Genworth Financial, Inc., 6.515%, 05/22/18	1,380,989	0.1
750,000		Genworth Holdings, Inc., 4.900%, 08/15/23	788,044	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,020,636	0.1
8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,378,025	0.3
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	851,897	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,539,322	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,596,404	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,495,089	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	489,247	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,580,894	0.1
500,000		Health Care REIT, Inc., 2.250%, 03/15/18	502,071	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	496,343	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	520,836	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	727,859	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,035,695	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	992,890	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,008,025	0.0
1,000,000		Huntington National Bank/The, 1.350%, 08/02/16	1,005,508	0.0
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,738,042	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	545,280	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	947,713	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,790,809	0.1
375,000		JPMorgan Chase & Co., 1.100%, 10/15/15	376,704	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,474,949	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,422,864	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,319,980	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,250,907	0.2
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	745,301	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,500,000	Lincoln National Corp., 4.200%, 03/15/22	$1,574,681	0.1
4,005,000	Lincoln National Corp., 4.300%, 06/15/15	4,167,062	0.1
1,000,000	Markel Corp., 3.625%, 03/30/23	974,301	0.0
500,000	MetLife, Inc., 3.048%, 12/15/22	485,773	0.0
400,000	MetLife, Inc., 4.125%, 08/13/42	377,243	0.0
5,495,000	MetLife, Inc., 6.750%, 06/01/16	6,166,077	0.2
1,500,000	Morgan Stanley, 2.125%, 04/25/18	1,498,544	0.1
1,000,000	Morgan Stanley, 4.100%, 05/22/23	991,868	0.0
800,000	Morgan Stanley, 4.875%, 11/01/22	842,210	0.0
2,650,000	Morgan Stanley, 5.375%, 10/15/15	2,826,342	0.1
10,500,000	Morgan Stanley, 6.625%, 04/01/18	12,254,298	0.3
500,000	National Australia Bank Ltd./New York, 1.600%, 08/07/15	507,082	0.0
500,000	National Australia Bank Ltd/New York, 1.300%, 07/25/16	504,435	0.0
300,000	Northern Trust Corp., 2.375%, 08/02/22	285,248	0.0
250,000	Northern Trust Corp., 3.950%, 10/30/25	252,135	0.0
1,000,000	NYSE Euronext, 2.000%, 10/05/17	1,017,408	0.0
500,000	PNC Bank NA, 2.700%, 11/01/22	470,659	0.0
1,000,000	PNC Bank NA, 2.950%, 01/30/23	951,376	0.0
500,000	PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	477,707	0.0
500,000	PNC Funding Corp., 3.300%, 03/08/22	504,219	0.0
500,000	Primerica, Inc., 4.750%, 07/15/22	529,898	0.0
300,000	Principal Financial Group, Inc., 1.850%, 11/15/17	301,166	0.0
300,000	Principal Financial Group, Inc., 3.125%, 05/15/23	286,801	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/22	976,330	0.0
1,000,000	Private Export Funding Corp., 1.450%, 08/15/19	963,184	0.0
1,000,000	Private Export Funding Corp., 3.550%, 01/15/24	1,028,013	0.0
500,000	ProLogis L.P., 2.750%, 02/15/19	502,679	0.0
500,000	ProLogis L.P., 4.250%, 08/15/23	509,562	0.0
400,000	Protective Life Corp., 7.375%, 10/15/19	486,332	0.0
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,613,413	0.1
750,000	Royal Bank of Canada, 0.800%, 10/30/15	752,923	0.0
750,000	Royal Bank of Canada, 1.500%, 01/16/18	744,518	0.0
500,000	Royal Bank of Scotland PLC/The, 1.875%, 03/31/17	500,819	0.0
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	515,126	0.0
500,000	Simon Property Group L.P., 2.750%, 02/01/23	475,103	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,012,722	0.0
3,595,000	Simon Property Group L.P., 5.250%, 12/01/16	3,959,310	0.1
1,500,000	State Street Corp., 3.100%, 05/15/23	1,428,885	0.1
500,000	SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	469,272	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,055,449	0.0
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,183,981	0.1
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,623,948	0.1
750,000	US Bancorp, 2.950%, 07/15/22	722,760	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	993,161	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	487,530	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	579,272	0.0
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	972,553	0.0
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	8,819,400	0.2
3,983,000	Wells Fargo & Co., 5.606%, 01/15/44	4,327,358	0.1
500,000	Westpac Banking Corp., 1.125%, 09/25/15	503,774	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	993,812	0.0
500,000	Westpac Banking Corp., 2.000%, 08/14/17	508,688	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,052,095	0.0
400,000	XLIT Ltd., 2.300%, 12/15/18	397,343	0.0
		293,242,757	7.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 1.6%
500,000		3M Co., 2.000%, 06/26/22	$467,337	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,239,489	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	990,525	0.0
2,400,000		Agilent Technologies, Inc., 6.500%, 11/01/17	2,762,225	0.1
750,000		Boeing Capital Corp., 4.700%, 10/27/19	838,133	0.0
500,000		Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	472,890	0.0
4,000,000		Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,059,388	0.1
500,000		Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	475,317	0.0
500,000		Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	478,717	0.0
400,000		Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	413,922	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	921,253	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	993,422	0.0
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	294,359	0.0
300,000	L	Caterpillar Financial Services Corp., 2.625%, 03/01/23	282,304	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	508,188	0.0
300,000		Caterpillar, Inc., 1.500%, 06/26/17	300,484	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,431,346	0.1
1,000,000		CSX Corp., 4.100%, 03/15/44	915,925	0.0
1,000,000		CSX Corp., 4.400%, 03/01/43	958,738	0.0
1,580,000		Cummins, Inc., 7.125%, 03/01/28	2,063,561	0.1
3,510,000		Dover Corp., 4.300%, 03/01/21	3,765,805	0.1
200,000		FedEx Corp., 3.875%, 08/01/42	173,987	0.0
500,000		General Dynamics Corp., 1.000%, 11/15/17	491,256	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	462,050	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	441,847	0.0
500,000		General Electric Co., 2.700%, 10/09/22	485,583	0.0
879,000		General Electric Co., 5.250%, 12/06/17	997,138	0.0
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,051,779	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/24	499,255	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	457,312	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	490,816	0.0
800,000		L-3 Communications Corp., 4.950%, 02/15/21	858,178	0.0
3,500,000		Lockheed Martin Corp., 3.350%, 09/15/21	3,574,725	0.1
1,500,000		Lockheed Martin Corp., 4.070%, 12/15/42	1,412,442	0.1
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	1,815,060	0.1
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	1,031,556	0.1
3,800,000		Raytheon Co., 3.125%, 10/15/20	3,846,018	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,239,598	0.1
500,000		Roper Industries, Inc., 1.850%, 11/15/17	502,643	0.0
1,250,000		Roper Industries, Inc., 2.050%, 10/01/18	1,230,943	0.1
500,000		Ryder System, Inc., 2.500%, 03/01/17	511,437	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	354,092	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	287,239	0.0
750,000		Textron, Inc., 3.650%, 03/01/21	754,163	0.0
500,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	497,095	0.0
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	249,311	0.0
2,500,000		Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,607,668	0.1
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	257,764	0.0
616,000		Tyco International Finance S.A., 3.375%, 10/15/15	637,716	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/19	250,338	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	469,035	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/24	253,279	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
500,000		Union Pacific Corp., 4.250%, 04/15/43	$475,873	0.0
250,000		Union Pacific Corp., 4.850%, 06/15/44	262,938	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	397,637	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	508,831	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	750,111	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	511,177	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	514,009	0.0
2,790,000		Waste Management, Inc., 6.125%, 11/30/39	3,387,866	0.1
			62,633,093	1.6

		Technology: 1.0%
1,500,000		Apple Inc., 1.000%, 05/03/18	1,455,850	0.1
1,500,000		Apple, Inc., 0.450%, 05/03/16	1,495,932	0.1
1,000,000		Apple, Inc., 2.400%, 05/03/23	929,280	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	890,495	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	602,377	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	382,710	0.0
1,250,000		BMC Software, Inc., 7.250%, 06/01/18	1,300,000	0.1
3,500,000		Broadcom Corp., 2.700%, 11/01/18	3,598,903	0.1
750,000		EMC Corp./MA, 1.875%, 06/01/18	750,443	0.0
750,000		EMC Corp./MA, 2.650%, 06/01/20	747,872	0.0
750,000		Hewlett-Packard Co., 2.125%, 09/13/15	764,993	0.0
1,950,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,011,306	0.1
2,000,000		Hewlett-Packard Co., 3.750%, 12/01/20	2,035,372	0.1
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	947,913	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/19	493,129	0.0
7,040,000		International Business Machines Corp., 1.950%, 07/22/16	7,248,637	0.2
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,002,151	0.0
600,000		Intel Corp., 1.350%, 12/15/17	596,587	0.0
750,000	L	Microsoft Corp., 1.000%, 05/01/18	733,178	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	935,619	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	771,019	0.0
250,000		Microsoft Corp., 4.875%, 12/15/43	271,085	0.0
300,000		NetApp Inc., 2.000%, 12/15/17	303,443	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	993,179	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	471,260	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,703,252	0.1
4,220,000		Texas Instruments, Inc., 2.375%, 05/16/16	4,371,958	0.1
250,000		Xerox Corp., 2.750%, 03/15/19	250,574	0.0
400,000		Xerox Corp., 2.950%, 03/15/17	416,221	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	537,959	0.0
250,000		Xilinx, Inc., 2.125%, 03/15/19	247,385	0.0
250,000		Xilinx, Inc., 3.000%, 03/15/21	248,327	0.0
			39,508,409	1.0

		Utilities: 1.7%
300,000		Ameren Illinois Co., 2.700%, 09/01/22	291,440	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	988,393	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/24	253,852	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	255,715	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	497,432	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	293,644	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	406,527	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	300,945	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	401,760	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	513,703	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	406,884	0.0
1,000,000		Entergy Corp., 4.700%, 01/15/17	1,061,021	0.0
5,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	5,758,474	0.2
750,000		Florida Power & Light Co., 3.800%, 12/15/42	694,181	0.0
2,000,000		Florida Power & Light Co., 4.050%, 06/01/42	1,924,710	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
500,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	$502,473	0.0
1,000,000		Georgia Power Co., 0.750%, 08/10/15	1,002,271	0.0
5,005,000		Kentucky Utilities Co., 5.125%, 11/01/40	5,628,533	0.2
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,518,275	0.1
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,851,636	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	275,231	0.0
3,595,000		Ohio Power Co., 5.375%, 10/01/21	4,157,049	0.1
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	257,009	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	787,247	0.0
1,000,000		Pacific Gas & Electric Co., 3.250%, 06/15/23	969,129	0.0
3,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	3,962,836	0.1
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	507,923	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	492,494	0.0
3,570,000		Progress Energy, Inc., 4.400%, 01/15/21	3,829,764	0.1
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,508,450	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	925,604	0.0
750,000	L	Public Service Electric & Gas Co., 3.800%, 01/01/43	692,963	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,846,885	0.1
1,954,155		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,979,056	0.1
3,915,000	L	Southern California Edison Co., 3.875%, 06/01/21	4,181,655	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	464,622	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	524,701	0.0
5,920,000		Southern Co., 2.375%, 09/15/15	6,060,967	0.2
300,000		Union Electric Co., 3.900%, 09/15/42	280,357	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	490,153	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	1,881,173	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	969,934	0.0
500,000		Westar Energy, Inc., 4.625%, 09/01/43	524,294	0.0
			68,121,365	1.7

	Total Corporate Bonds/Notes
	(Cost $889,745,888)		922,064,271	23.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
1,000,000		Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,080,339	0.0
450,000		Banc of America Commercial Mortgage, Inc., 5.598%, 06/10/49	496,291	0.0
1,545,090		Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,672,836	0.0
1,450,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,487,522	0.0
1,436,203		Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	1,459,008	0.0
2,416,965		Bear Stearns Commercial Mortgage Securities, 5.576%, 04/12/38	2,596,262	0.1
3,000,000		Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,097,162	0.1
1,994,000		Citigroup Commercial Mortgage Trust, 5.694%, 12/10/49	2,224,006	0.1
1,146,987		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.216%, 07/15/44	1,204,804	0.0
2,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.216%, 07/15/44	2,100,690	0.1
2,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.216%, 07/15/44	2,119,926	0.1
1,217,342		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,366,348	0.0
1,115,000		Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,120,506	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,250,000		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	$1,356,222	0.0
1,000,000		Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,084,508	0.0
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,155,261	0.1
1,400,000		Credit Suisse Mortgage Capital Certificates, 5.971%, 09/15/39	1,532,946	0.0
1,170,000		CW Capital Cobalt Ltd., 5.771%, 05/15/46	1,297,838	0.0
605,000		DBUBS Mortgage Trust, 3.642%, 08/10/44	636,646	0.0
1,500,000		GE Capital Commercial Mortgage Corp., 5.309%, 11/10/45	1,585,519	0.0
1,750,000		Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,835,705	0.1
2,500,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,741,899	0.1
2,000,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,155,420	0.1
1,715,995	L	Greenwich Capital Commercial Funding Corp., 5.820%, 07/10/38	1,866,420	0.1
595,000		GS Mortgage Securities Corp. II, 2.773%, 11/10/45	569,725	0.0
165,000		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	180,132	0.0
3,189,218		GS Mortgage Securities Corp. II, 5.819%, 08/10/45	3,541,280	0.1
1,122,741		JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,146,807	0.0
1,155,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,262,292	0.0
2,295,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,521,808	0.1
692,075		JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	737,920	0.0
1,750,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.698%, 02/12/49	1,941,781	0.1
1,735,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,891,919	0.1
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.895%, 08/12/49	458,610	0.0
330,000		Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%, 12/15/48	324,477	0.0
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,124,354	0.1
377,157		Morgan Stanley Capital I, Inc., 5.427%, 06/15/38	377,010	0.0
782,798		Morgan Stanley Capital I, 4.970%, 04/14/40	787,189	0.0
3,110,000		Morgan Stanley Capital I, 4.989%, 08/13/42	3,222,879	0.1
1,000,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,037,905	0.0
1,000,000		Morgan Stanley Capital I, 5.331%, 03/15/44	1,016,108	0.0
314,596		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	342,644	0.0
1,089,896		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,153,487	0.0
2,500,000		Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	2,512,498	0.1
320,000		WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	329,911	0.0

		Total Collateralized Mortgage Obligations
		(Cost $62,518,483)	68,754,820	1.7

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	6,043,857	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/32	4,373,087	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	$4,523,904	0.1

	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,653,685	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,391,040	0.1
		7,044,725	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,531,023	0.1

	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,588,566	0.1

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,253,808	0.1

	Total Municipal Bonds
	(Cost $31,551,711)	35,358,970	0.9

ASSET-BACKED SECURITIES: 0.5%
	Automobile Asset-Backed Securities: 0.3%
576,800	Ally Auto Receivables Trust, 0.740%, 04/15/16	577,743	0.0
1,180,000	AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	1,192,898	0.1
685,321	Bank of America Auto Trust, 0.780%, 06/15/16	686,463	0.0
1,200,000	Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,202,864	0.1
1,000,000	Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	993,397	0.0
1,000,000	Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	996,625	0.0
850,000	Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	858,279	0.0
750,000	Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	762,330	0.0
1,000,000	Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,005,533	0.0
1,000,000	Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	996,702	0.0
1,300,000	Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,314,740	0.1
404,107	Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	404,931	0.0
		10,992,505	0.3

	Credit Card Asset-Backed Securities: 0.2%
535,000	Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	611,378	0.0
1,310,000	Chase Issuance Trust, 1.300%, 02/18/20	1,286,253	0.0
1,490,000	Chase Issuance Trust, 5.230%, 04/15/19	1,660,834	0.1
1,948,000	Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,221,372	0.1
500,000	Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	503,366	0.0
1,000,000	Discover Card Execution Note Trust, 5.650%, 03/16/20	1,139,931	0.0
		7,423,134	0.2

	Other Asset-Backed Securities: 0.0%
348,013	AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	349,604	0.0
500,000	AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	495,396	0.0
500,000	PSE&G Transition Funding, LLC, 6.890%, 12/15/17	533,908	0.0
		1,378,908	0.0

	Total Asset-Backed Securities
	(Cost $19,922,957)	19,794,547	0.5

U.S. TREASURY OBLIGATIONS: 40.7%
	U.S. Treasury Bills: 2.3%
6,340,000	0.125%, due 12/31/14	6,341,978	0.1
70,060,000	0.250%, due 09/15/14	70,122,914	1.8
15,921,000	0.250%, due 11/30/14	15,939,659	0.4
		92,404,551	2.3

	U.S. Treasury Bonds: 3.5%
9,582,000	2.750%, due 11/15/42	8,164,161	0.2
2,882,000	3.125%, due 02/15/43	2,652,792	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
23,645,000		3.500%, due 02/15/39	$23,722,579	0.6
18,888,000		3.625%, due 08/15/43	19,121,153	0.5
40,656,000		3.750%, due 11/15/43	42,098,028	1.0
7,845,000		3.875%, due 08/15/40	8,362,284	0.2
26,505,000		4.375%, due 05/15/40	30,609,140	0.8
2,150,000		6.000%, due 02/15/26	2,827,585	0.1
			137,557,722	3.5

		U.S. Treasury Notes: 34.9%
74,766,000		0.125%, due 07/31/14	74,784,991	1.9
75,479,000		0.125%, due 04/30/15	75,470,169	1.9
2,748,000		0.250%, due 01/31/15	2,751,273	0.1
57,333,000		0.250%, due 02/28/15	57,396,812	1.4
9,397,600		0.250%, due 07/31/15	9,406,781	0.2
14,708,000		0.250%, due 09/15/15	14,715,751	0.4
2,899,000		0.250%, due 09/30/15	2,900,360	0.1
25,975,000		0.250%, due 10/15/15	25,977,026	0.7
3,465,000		0.250%, due 10/31/15	3,464,595	0.1
2,142,000		0.250%, due 11/30/15	2,140,661	0.1
27,732,000		0.250%, due 12/15/15	27,705,987	0.7
893,600		0.250%, due 12/31/15	892,536	0.0
29,048,000		0.375%, due 04/15/15	29,118,354	0.7
1,368,100		0.375%, due 06/30/15	1,371,787	0.0
5,914,000		0.375%, due 08/31/15	5,929,016	0.2
9,440,000		0.375%, due 11/15/15	9,455,491	0.2
5,000,000		0.375%, due 01/15/16	5,003,125	0.1
1,103,300		0.375%, due 01/31/16	1,103,817	0.0
15,697,000		0.375%, due 02/15/16	15,698,538	0.4
33,823,000		0.375%, due 03/15/16	33,805,175	0.9
4,755,000		0.500%, due 08/15/14	4,762,893	0.1
6,248,000		0.500%, due 06/15/16	6,244,826	0.2
51,172,000		0.625%, due 07/15/16	51,245,944	1.3
13,521,000		0.625%, due 08/15/16	13,527,341	0.3
7,054,000		0.625%, due 10/15/16	7,043,807	0.2
16,290,000		0.625%, due 11/15/16	16,247,369	0.4
9,514,500		0.625%, due 12/15/16	9,479,934	0.2
9,340,000		0.625%, due 02/15/17	9,281,989	0.2
36,269,100		0.625%, due 09/30/17	35,606,065	0.9
13,873,000		0.750%, due 01/15/17	13,855,659	0.4
18,563,000		0.750%, due 03/15/17	18,497,008	0.5
1,952,000		0.750%, due 10/31/17	1,921,195	0.1
2,285,600		0.750%, due 12/31/17	2,241,762	0.1
21,817,000		0.750%, due 02/28/18	21,323,565	0.5
12,274,000		0.875%, due 09/15/16	12,344,477	0.3
1,918,000		0.875%, due 01/31/18	1,887,356	0.0
27,497,000		1.000%, due 08/31/19	26,246,739	0.7
46,620,000		1.250%, due 10/31/15	47,348,437	1.2
29,467,000		1.250%, due 11/30/18	28,962,849	0.7
1,000		1.250%, due 10/31/19	965	0.0
3,534,000		1.250%, due 02/29/20	3,378,006	0.1
14,190,000		1.375%, due 11/30/15	14,444,143	0.4
6,756,000		1.375%, due 09/30/18	6,698,202	0.2
933,000		1.375%, due 01/31/20	900,418	0.0
19,814,000		1.500%, due 12/31/18	19,672,369	0.5
11,925,000		1.500%, due 01/31/19	11,824,854	0.3
5,048,000		1.500%, due 02/28/19	4,999,494	0.1
6,540,000		1.500%, due 03/31/19	6,467,445	0.2
14,991,000		1.625%, due 03/31/19	14,920,138	0.4
8,876,000		1.625%, due 08/15/22	8,255,372	0.2
28,376,000		1.750%, due 10/31/20	27,560,190	0.7
108,163,000		1.875%, due 09/30/17	110,845,983	2.8
24,900,000		2.000%, due 11/30/20	24,534,269	0.6
12,097,000		2.000%, due 02/28/21	11,871,597	0.3
20,498,000		2.125%, due 01/31/21	20,303,433	0.5
29,430,000		2.250%, due 03/31/21	29,427,436	0.7
4,625,000		2.375%, due 03/31/16	4,805,301	0.1
77,155,000		2.375%, due 07/31/17	80,446,124	2.0
19,590,000		2.375%, due 12/31/20	19,749,169	0.5
13,230,000		2.500%, due 08/15/23	13,043,960	0.3
18,650,000		2.625%, due 04/30/18	19,567,934	0.5
26,255,000		2.750%, due 02/15/19	27,578,016	0.7
36,569,500		2.750%, due 11/15/23	36,740,938	0.9
123,592,000		2.750%, due 02/15/24	123,891,340	3.1
9,190,000		3.500%, due 05/15/20	9,959,304	0.3
4,025,000		8.125%, due 08/15/19	5,335,641	0.1
			1,384,383,501	34.9

	Total U.S. Treasury Obligations
	(Cost $1,613,079,437)		1,614,345,774	40.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.1%
		Federal Home Loan Bank: 0.2%
8,000,000		2.000%, due 04/15/21	7,689,576	0.2

		Federal Home Loan Mortgage Corporation: 6.3%##
10,425,000		0.500%, due 04/17/15	10,461,112	0.3
7,735,000		1.000%, due 03/08/17	7,760,765	0.2
21,246,000		1.000%, due 09/29/17	21,097,172	0.6
8,405,000		2.500%, due 05/27/16	8,766,474	0.2
13,935,790		2.542%, due 02/01/42	14,441,603	0.4
37,400,000	W	3.500%, due 08/15/41	37,464,283	1.0
763,823		3.500%, due 01/01/42	769,673	0.0
4,027,406		3.500%, due 01/01/42	4,058,248	0.1
4,515,000		3.750%, due 03/27/19	4,931,865	0.1
3,429,983		4.000%, due 01/01/25	3,639,498	0.1
514,219		4.000%, due 08/01/40	534,538	0.0
7,200,000	W	4.000%, due 12/15/40	7,445,531	0.2
4,072,421		4.000%, due 04/01/41	4,234,081	0.1
2,743,332		4.000%, due 05/01/41	2,851,978	0.1
155,825		4.000%, due 08/01/41	162,033	0.0
543,983		4.000%, due 12/01/41	565,684	0.0
2,958,964		4.000%, due 01/01/42	3,076,783	0.1
5,254,462		4.000%, due 03/01/42	5,455,135	0.2
6,845,049		4.000%, due 03/01/42	7,117,228	0.2
25,622		4.500%, due 04/01/23	27,455	0.0
298,529		4.500%, due 03/01/39	318,735	0.0
798,413		4.500%, due 08/01/39	853,024	0.0
1,694,442		4.500%, due 09/01/39	1,810,014	0.1
1,207,664		4.500%, due 09/01/39	1,289,284	0.1
1,039,979		4.500%, due 09/01/39	1,111,188	0.0
2,121,010		4.500%, due 10/01/39	2,266,784	0.1
2,867,478		4.500%, due 12/01/39	3,063,302	0.1
500,798		4.500%, due 03/01/40	534,986	0.0
1,648,395		4.500%, due 04/01/40	1,760,983	0.1
322,029		4.500%, due 06/01/40	344,089	0.0
2,624,943		4.500%, due 07/01/40	2,804,960	0.1
1,852,535		4.500%, due 07/01/40	1,979,664	0.1
1,753,023		4.500%, due 08/01/40	1,873,695	0.1
524,384		4.500%, due 08/01/40	560,336	0.0
2,265,049		4.500%, due 03/01/41	2,420,137	0.1
585,256		4.500%, due 03/01/41	625,271	0.0
751,393		4.500%, due 04/01/41	802,845	0.0
1,889,864		4.500%, due 06/01/41	2,019,721	0.1
1,796,122		4.500%, due 07/01/41	1,919,309	0.1
1,001,663		4.500%, due 08/01/41	1,069,155	0.0
8,480,720		4.500%, due 08/01/41	9,055,006	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
62,651	5.000%, due 03/01/34	$68,431	0.0
437,919	5.000%, due 12/01/34	478,069	0.0
325,430	5.000%, due 08/01/35	354,715	0.0
1,547,710	5.000%, due 08/01/35	1,687,870	0.1
527,216	5.000%, due 10/01/35	574,877	0.0
1,048,557	5.000%, due 10/01/35	1,141,528	0.0
479,964	5.000%, due 10/01/35	523,197	0.0
1,173,077	5.000%, due 12/01/35	1,278,306	0.1
149,474	5.000%, due 04/01/36	162,577	0.0
510,695	5.000%, due 11/01/36	556,693	0.0
363,414	5.000%, due 02/01/37	394,944	0.0
305,700	5.000%, due 05/01/37	332,224	0.0
4,284,383	5.000%, due 10/01/37	4,668,337	0.1
1,117,177	5.000%, due 03/01/38	1,214,474	0.0
757,124	5.000%, due 03/01/38	824,572	0.0
2,698,017	5.000%, due 03/01/38	2,932,103	0.1
805,802	5.000%, due 04/01/38	875,716	0.0
82,268	5.000%, due 10/01/38	89,406	0.0
273,011	5.000%, due 06/01/40	297,302	0.0
569,193	5.000%, due 08/01/40	619,979	0.0
1,708,967	5.000%, due 04/01/41	1,864,751	0.1
114,416	5.200%, due 06/01/37	125,136	0.0
136,715	5.200%, due 08/01/37	148,577	0.0
190,000	5.400%, due 03/17/21	208,489	0.0
238,075	5.490%, due 02/01/37	260,360	0.0
1,629,058	5.500%, due 12/01/24	1,753,850	0.1
339,722	5.500%, due 09/01/34	376,935	0.0
336,121	5.500%, due 01/01/35	372,894	0.0
184,711	5.500%, due 09/01/35	204,863	0.0
3,410,059	5.500%, due 09/01/35	3,772,937	0.1
2,173,278	5.500%, due 10/01/35	2,402,459	0.1
283,494	5.500%, due 03/01/36	311,727	0.0
1,545,340	5.500%, due 03/01/36	1,708,851	0.1
211,970	5.500%, due 05/01/36	233,081	0.0
1,013,274	5.500%, due 06/01/36	1,124,166	0.0
81,595	5.500%, due 07/01/36	89,874	0.0
17,262	5.500%, due 07/01/36	19,155	0.0
482,558	5.500%, due 07/01/36	532,673	0.0
144,460	5.500%, due 10/01/36	159,233	0.0
547,215	5.500%, due 11/01/36	601,713	0.0
180,480	5.500%, due 12/01/36	198,454	0.0
359,528	5.500%, due 12/01/36	395,333	0.0
212,057	5.500%, due 12/01/36	233,176	0.0
415,711	5.500%, due 02/01/37	457,111	0.0
49,815	5.500%, due 02/01/37	54,863	0.0
122,875	5.500%, due 05/01/37	135,456	0.0
21,066	5.500%, due 06/01/37	23,164	0.0
274,728	5.500%, due 12/01/37	302,088	0.0
111,326	5.500%, due 03/01/38	122,412	0.0
52,899	5.500%, due 06/01/38	58,167	0.0
22,766	5.500%, due 06/01/38	25,033	0.0
30,849	5.500%, due 08/01/38	33,984	0.0
5,149	5.500%, due 10/01/38	5,662	0.0
3,354,497	5.500%, due 11/01/38	3,706,427	0.1
62,733	5.500%, due 12/01/38	68,981	0.0
84,706	5.500%, due 12/01/38	93,142	0.0
73,005	5.500%, due 12/01/38	80,276	0.0
92,128	5.500%, due 01/01/39	101,303	0.0
573,655	5.500%, due 01/01/39	630,822	0.0
282,957	5.500%, due 01/01/40	311,456	0.0
440,809	5.500%, due 01/01/40	484,710	0.0
263,490	5.500%, due 03/01/40	289,731	0.0
202,856	5.500%, due 01/01/41	223,370	0.0
271,338	5.750%, due 05/01/37	298,360	0.0
259,410	5.750%, due 06/01/37	285,244	0.0
318,057	5.800%, due 07/01/37	349,821	0.0
129,295	5.800%, due 07/01/37	142,860	0.0
788,282	5.800%, due 08/01/37	892,170	0.0
96,710	5.800%, due 09/01/37	106,342	0.0
296,983	5.800%, due 09/01/37	326,560	0.0
20,009	6.000%, due 04/01/28	22,507	0.0
186,351	6.000%, due 07/01/28	206,966	0.0
11,350	6.000%, due 04/01/36	12,722	0.0
44,962	6.000%, due 04/01/36	49,937	0.0
1,734	6.000%, due 04/01/36	1,943	0.0
147,875	6.000%, due 06/01/36	166,071	0.0
53,600	6.000%, due 07/01/36	60,157	0.0
53,781	6.000%, due 08/01/36	60,290	0.0
455,780	6.000%, due 08/01/36	506,207	0.0
19,459	6.000%, due 08/01/36	21,763	0.0
272,343	6.000%, due 01/01/37	303,154	0.0
196,717	6.000%, due 02/01/37	219,202	0.0
14,424	6.000%, due 04/01/37	16,040	0.0
7,711	6.000%, due 06/01/37	8,565	0.0
121,557	6.000%, due 06/01/37	135,260	0.0
40,663	6.000%, due 07/01/37	45,187	0.0
1,721	6.000%, due 07/01/37	1,912	0.0
441,575	6.000%, due 08/01/37	490,430	0.0
35,108	6.000%, due 08/01/37	38,993	0.0
526,111	6.000%, due 08/01/37	584,319	0.0
150,096	6.000%, due 08/01/37	167,031	0.0
43,297	6.000%, due 08/01/37	48,111	0.0
21,954	6.000%, due 08/01/37	24,418	0.0
97,297	6.000%, due 08/01/37	108,280	0.0
10,861	6.000%, due 08/01/37	12,063	0.0
35,249	6.000%, due 09/01/37	39,149	0.0
10,161	6.000%, due 09/01/37	11,285	0.0
95,749	6.000%, due 09/01/37	106,709	0.0
20,446	6.000%, due 10/01/37	22,760	0.0
33,147	6.000%, due 10/01/37	36,814	0.0
89,078	6.000%, due 10/01/37	98,964	0.0
58,687	6.000%, due 10/01/37	65,196	0.0
16,939	6.000%, due 11/01/37	18,827	0.0
89,419	6.000%, due 11/01/37	99,312	0.0
15,757	6.000%, due 11/01/37	17,511	0.0
10,311	6.000%, due 12/01/37	11,461	0.0
327,923	6.000%, due 12/01/37	364,204	0.0
228,452	6.000%, due 12/01/37	253,728	0.0
103,608	6.000%, due 01/01/38	115,161	0.0
9,547	6.000%, due 01/01/38	10,603	0.0
178,898	6.000%, due 01/01/38	198,691	0.0
286,340	6.000%, due 02/01/38	318,020	0.0
11,042	6.000%, due 02/01/38	12,263	0.0
147,438	6.000%, due 05/01/38	163,750	0.0
8,336	6.000%, due 06/01/38	9,258	0.0
229,384	6.000%, due 07/01/38	254,762	0.0
275,580	6.000%, due 07/01/38	306,295	0.0
101,454	6.000%, due 08/01/38	112,679	0.0
1,042,782	6.000%, due 09/01/38	1,158,576	0.0
115,106	6.000%, due 09/01/38	128,348	0.0
5,796	6.000%, due 09/01/38	6,438	0.0
49,434	6.000%, due 09/01/38	54,919	0.0
60,318	6.000%, due 11/01/38	66,954	0.0
596,104	6.000%, due 01/01/39	662,396	0.0
929,179	6.000%, due 04/01/39	1,032,633	0.0
182,722	6.000%, due 08/01/39	203,264	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
276,080		6.000%, due 10/01/39	$307,075	0.0
435,446		6.000%, due 11/01/39	483,675	0.0
90,549		6.000%, due 11/01/39	100,748	0.0
73,720		6.000%, due 11/01/39	81,949	0.0
11,169		6.000%, due 12/01/39	12,404	0.0
410,010		6.000%, due 05/01/40	455,516	0.0
287,258		6.150%, due 12/01/37	321,234	0.0
169,635		6.150%, due 12/01/37	190,169	0.0
379,901		6.150%, due 01/01/38	422,038	0.0
292,031		6.150%, due 02/01/38	329,591	0.0
182,822		6.150%, due 02/01/38	203,049	0.0
840,000		6.250%, due 07/15/32	1,124,566	0.0
41,734		6.500%, due 06/01/36	46,802	0.0
5,771		6.500%, due 08/01/36	6,472	0.0
13,496		6.500%, due 10/01/36	15,240	0.0
162,706		6.500%, due 10/01/36	183,450	0.0
87,235		6.500%, due 07/01/37	97,828	0.0
1,494		6.500%, due 08/01/37	1,675	0.0
41,949		6.500%, due 09/01/37	47,292	0.0
54,118		6.500%, due 09/01/37	60,696	0.0
23,251		6.500%, due 10/01/37	26,075	0.0
75,559		6.500%, due 11/01/37	84,735	0.0
85,376		6.500%, due 01/01/38	95,776	0.0
98,953		6.500%, due 02/01/38	110,970	0.0
38,522		6.500%, due 02/01/38	43,241	0.0
92,714		6.500%, due 04/01/38	103,974	0.0
27,962		6.500%, due 04/01/38	31,380	0.0
3,066		6.500%, due 05/01/38	3,439	0.0
14,839		6.500%, due 05/01/38	16,711	0.0
11,037		6.500%, due 07/01/38	12,378	0.0
8,316		6.500%, due 08/01/38	9,333	0.0
23,746		6.500%, due 09/01/38	26,630	0.0
1,705		6.500%, due 10/01/38	1,912	0.0
40,108		6.500%, due 10/01/38	46,092	0.0
48,630		6.500%, due 11/01/38	54,535	0.0
574,392		6.500%, due 12/01/38	644,145	0.0
12,965		6.500%, due 12/01/38	14,679	0.0
35,753		6.500%, due 12/01/38	40,095	0.0
855,190		6.500%, due 12/01/38	959,043	0.0
16,153		6.500%, due 12/01/38	18,115	0.0
10,259		6.500%, due 01/01/39	11,505	0.0
2,540,000		6.750%, due 03/15/31	3,546,104	0.1
			248,791,943	6.3

		Federal National Mortgage Association: 19.5%##
27,130,000		0.375%, due 03/16/15	27,191,694	0.7
24,450,000		0.875%, due 08/28/14	24,533,668	0.6
6,025,000		1.375%, due 11/15/16	6,123,123	0.2
5,000,000		2.250%, due 03/15/16	5,178,420	0.1
8,750,000		2.375%, due 04/11/16	9,086,297	0.2
72,700,000	W	2.500%, due 11/25/26	72,472,816	1.8
10,084,688		2.500%, due 09/01/27	10,105,922	0.3
15,000,000	W	3.000%, due 10/25/26	15,370,312	0.4
3,357,446		3.000%, due 12/01/26	3,458,474	0.1
2,704,730		3.000%, due 01/01/27	2,786,028	0.1
2,534,766		3.000%, due 01/01/27	2,610,844	0.1
104,137,000	W	3.000%, due 05/01/43	100,248,129	2.5
53,754,654		3.000%, due 05/01/43	52,051,447	1.3
3,800,000	W	3.500%, due 01/25/26	3,975,156	0.1
786,094		3.500%, due 08/01/26	826,169	0.0
732,449		3.500%, due 08/01/26	768,560	0.0
108,274		3.500%, due 09/01/26	113,778	0.0
588,854		3.500%, due 10/01/26	618,854	0.0
1,435,136		3.500%, due 10/01/26	1,508,421	0.1
3,022,501		3.500%, due 11/01/26	3,176,793	0.1
3,268,146		3.500%, due 12/01/26	3,435,157	0.1
2,918,008		3.500%, due 12/01/26	3,066,687	0.1
3,648,003		3.500%, due 01/01/27	3,833,238	0.1
61,636,000	W	3.500%, due 12/25/40	61,809,351	1.6
2,793,527		3.500%, due 03/01/41	2,817,663	0.1
3,405,934		3.500%, due 12/01/41	3,435,361	0.1
5,771,898		3.500%, due 01/01/42	5,821,767	0.2
27,052,698		3.500%, due 11/01/42	27,244,162	0.7
2,206		4.000%, due 06/01/14	2,332	0.0
64,463		4.000%, due 11/01/20	68,244	0.0
85,622		4.000%, due 07/01/22	90,703	0.0
30,144		4.000%, due 04/01/23	31,965	0.0
18,621		4.000%, due 05/01/23	19,750	0.0
33,216		4.000%, due 07/01/23	35,204	0.0
136,232		4.000%, due 03/01/24	144,503	0.0
113,985		4.000%, due 03/01/24	120,900	0.0
92,578		4.000%, due 04/01/24	98,208	0.0
3,238		4.000%, due 04/01/24	3,435	0.0
192,737		4.000%, due 07/01/24	204,509	0.0
634,066		4.000%, due 07/01/24	672,719	0.0
10,195		4.000%, due 08/01/24	10,815	0.0
179,842		4.000%, due 01/01/25	190,850	0.0
160,912		4.000%, due 02/01/25	170,756	0.0
780,771		4.000%, due 02/01/25	828,582	0.0
794,173		4.000%, due 06/01/25	841,567	0.0
13,779		4.000%, due 07/01/25	14,618	0.0
109,172		4.000%, due 09/01/25	115,738	0.0
71,009		4.000%, due 09/01/25	75,253	0.0
1,206,388		4.000%, due 12/01/25	1,280,751	0.1
1,029,274		4.000%, due 02/01/26	1,092,602	0.0
174,089		4.000%, due 03/01/26	184,829	0.0
637,036		4.000%, due 04/01/26	676,238	0.0
2,153,991		4.000%, due 04/01/26	2,286,355	0.1
296,530		4.000%, due 04/01/26	314,776	0.0
1,117,819		4.000%, due 05/01/26	1,186,727	0.0
527,461		4.000%, due 09/01/26	559,977	0.0
48,657,000	W	4.000%, due 02/25/39	50,413,214	1.3
546,211		4.000%, due 10/01/40	568,947	0.0
1,658,789		4.000%, due 10/01/40	1,724,943	0.1
3,313,356		4.000%, due 12/01/40	3,447,077	0.1
3,190,629		4.000%, due 12/01/40	3,323,110	0.1
6,991,226		4.000%, due 02/01/41	7,280,296	0.2
1,367,402		4.000%, due 03/01/41	1,424,007	0.1
1,140,840		4.000%, due 04/01/41	1,188,164	0.0
1,470,655		4.000%, due 08/01/41	1,529,834	0.1
986,052		4.000%, due 09/01/41	1,026,851	0.0
8,294,139		4.000%, due 11/01/41	8,640,383	0.2
1,807,569		4.000%, due 12/01/41	1,882,763	0.1
2,907,659		4.000%, due 01/01/42	3,028,307	0.1
17,435,002		4.000%, due 07/01/42	18,153,109	0.5
1,509,237		4.000%, due 07/01/42	1,571,193	0.1
1,765,143		4.000%, due 07/01/42	1,837,416	0.1
3,173		4.500%, due 08/01/14	3,360	0.0
54,407		4.500%, due 05/01/19	57,755	0.0
19,313		4.500%, due 05/01/19	20,474	0.0
45,114		4.500%, due 01/01/20	47,945	0.0
37,505		4.500%, due 08/01/20	39,857	0.0
4,382		4.500%, due 06/01/22	4,652	0.0
6,601		4.500%, due 07/01/22	7,005	0.0
68,668		4.500%, due 11/01/22	73,042	0.0
18,584		4.500%, due 02/01/23	19,757	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
109,195	4.500%, due 02/01/23	$116,079	0.0
467,482	4.500%, due 03/01/23	496,975	0.0
8,815	4.500%, due 03/01/23	9,356	0.0
2,608	4.500%, due 03/01/23	2,773	0.0
71,376	4.500%, due 04/01/23	75,865	0.0
280,199	4.500%, due 04/01/23	297,864	0.0
5,619	4.500%, due 04/01/23	5,972	0.0
87,229	4.500%, due 04/01/23	92,652	0.0
261,290	4.500%, due 04/01/23	277,738	0.0
363,197	4.500%, due 05/01/23	385,958	0.0
3,698	4.500%, due 05/01/23	3,929	0.0
5,759	4.500%, due 05/01/23	6,119	0.0
7,364	4.500%, due 05/01/23	7,825	0.0
6,220	4.500%, due 07/01/23	6,601	0.0
30,916	4.500%, due 08/01/23	32,816	0.0
45,245	4.500%, due 01/01/24	48,016	0.0
840,699	4.500%, due 05/01/24	892,908	0.0
1,093,515	4.500%, due 07/01/24	1,161,948	0.0
1,512,731	4.500%, due 08/01/24	1,606,704	0.1
858,348	4.500%, due 09/01/24	911,788	0.0
214,145	4.500%, due 09/01/24	227,465	0.0
47,478	4.500%, due 09/01/24	50,403	0.0
52,450	4.500%, due 09/01/24	55,712	0.0
100,481	4.500%, due 10/01/24	106,701	0.0
210,292	4.500%, due 10/01/24	223,894	0.0
519,482	4.500%, due 10/01/24	551,847	0.0
259,261	4.500%, due 11/01/24	275,439	0.0
346,030	4.500%, due 11/01/24	367,478	0.0
22,377	4.500%, due 11/01/24	23,817	0.0
11,034	4.500%, due 11/01/24	11,717	0.0
43,570	4.500%, due 11/01/24	46,290	0.0
59,495	4.500%, due 11/01/24	63,961	0.0
271,720	4.500%, due 12/01/24	288,713	0.0
648,656	4.500%, due 12/01/24	689,114	0.0
551,066	4.500%, due 01/01/25	585,451	0.0
322,099	4.500%, due 01/01/25	346,649	0.0
6,676	4.500%, due 01/01/25	7,186	0.0
1,186,382	4.500%, due 05/01/25	1,275,198	0.0
84,812	4.500%, due 08/01/25	91,058	0.0
1,436,705	4.500%, due 01/01/26	1,526,060	0.1
626,729	4.500%, due 04/01/26	673,688	0.0
12,168	4.500%, due 06/01/34	13,029	0.0
61,453	4.500%, due 05/01/35	65,808	0.0
6,669	4.500%, due 03/01/38	7,120	0.0
23,885	4.500%, due 03/01/38	25,500	0.0
3,990	4.500%, due 05/01/38	4,260	0.0
14,675	4.500%, due 05/01/38	15,667	0.0
45,660	4.500%, due 06/01/38	48,854	0.0
10,350	4.500%, due 07/01/38	11,050	0.0
27,344	4.500%, due 07/01/38	29,193	0.0
40,585	4.500%, due 09/01/38	43,329	0.0
1,517,330	4.500%, due 03/01/39	1,619,056	0.1
69,787	4.500%, due 04/01/39	74,580	0.0
100,351	4.500%, due 04/01/39	107,299	0.0
3,866,361	4.500%, due 06/01/39	4,133,251	0.1
2,444,484	4.500%, due 07/01/39	2,613,464	0.1
1,626,344	4.500%, due 07/01/39	1,739,027	0.1
3,318,643	4.500%, due 07/01/39	3,550,973	0.1
4,815,438	4.500%, due 09/01/39	5,148,843	0.1
3,195,168	4.500%, due 10/01/39	3,415,710	0.1
1,311,395	4.500%, due 12/01/39	1,401,401	0.1
1,070,685	4.500%, due 12/01/39	1,144,632	0.0
1,610,373	4.500%, due 12/01/39	1,721,543	0.1
691,057	4.500%, due 03/01/40	738,622	0.0
1,945,322	4.500%, due 09/01/40	2,080,221	0.1
794,597	4.500%, due 10/01/40	849,753	0.0
812,629	4.500%, due 10/01/40	868,953	0.0
1,122,134	4.500%, due 10/01/40	1,200,018	0.0
2,149,140	4.500%, due 03/01/41	2,294,767	0.1
2,184,533	4.500%, due 04/01/41	2,336,126	0.1
957,598	4.500%, due 06/01/41	1,023,904	0.0
7,326,970	4.500%, due 06/01/41	7,832,754	0.2
863,766	4.500%, due 06/01/41	922,866	0.0
1,083,459	4.500%, due 06/01/41	1,158,134	0.0
379,381	4.500%, due 07/01/41	405,617	0.0
499,126	4.500%, due 07/01/41	533,496	0.0
12,119,235	4.500%, due 07/01/41	12,953,095	0.3
4,045,725	4.500%, due 08/01/41	4,325,298	0.1
729,410	4.500%, due 08/01/41	779,439	0.0
3,119,485	4.500%, due 08/01/41	3,333,394	0.1
3,480	5.000%, due 10/01/14	3,699	0.0
7,101	5.000%, due 02/01/15	7,547	0.0
23,963	5.000%, due 04/01/16	25,472	0.0
282,984	5.000%, due 01/01/18	301,481	0.0
122,086	5.000%, due 01/01/18	130,070	0.0
241,746	5.000%, due 02/01/18	257,538	0.0
41,730	5.000%, due 04/01/18	44,463	0.0
2,610	5.000%, due 02/01/20	2,811	0.0
4,317	5.000%, due 06/01/21	4,602	0.0
30,405	5.000%, due 11/01/21	32,410	0.0
75,358	5.000%, due 01/01/22	80,340	0.0
3,490	5.000%, due 02/01/22	3,760	0.0
5,673	5.000%, due 04/01/22	6,048	0.0
69,821	5.000%, due 06/01/22	75,452	0.0
135,759	5.000%, due 06/01/22	145,984	0.0
7,930	5.000%, due 06/01/22	8,454	0.0
618	5.000%, due 06/01/22	659	0.0
84,970	5.000%, due 07/01/22	90,584	0.0
3,274	5.000%, due 07/01/22	3,490	0.0
91,204	5.000%, due 08/01/22	97,258	0.0
17,296	5.000%, due 09/01/22	18,445	0.0
68,353	5.000%, due 12/01/22	72,870	0.0
4,647	5.000%, due 01/01/23	5,015	0.0
75,572	5.000%, due 01/01/23	81,256	0.0
2,765	5.000%, due 02/01/23	2,988	0.0
550,597	5.000%, due 02/01/23	594,376	0.0
183,658	5.000%, due 02/01/23	198,235	0.0
26,888	5.000%, due 03/01/23	28,668	0.0
23,177	5.000%, due 03/01/23	25,017	0.0
155,541	5.000%, due 03/01/23	165,829	0.0
3,287	5.000%, due 03/01/23	3,544	0.0
81,040	5.000%, due 03/01/23	87,373	0.0
27,903	5.000%, due 04/01/23	30,105	0.0
44,765	5.000%, due 04/01/23	47,693	0.0
114,746	5.000%, due 04/01/23	123,867	0.0
108,608	5.000%, due 04/01/23	117,287	0.0
37,346	5.000%, due 05/01/23	40,294	0.0
37,840	5.000%, due 05/01/23	40,791	0.0
13,851	5.000%, due 05/01/23	14,763	0.0
40,817	5.000%, due 06/01/23	43,520	0.0
70,700	5.000%, due 06/01/23	76,180	0.0
11,439	5.000%, due 06/01/23	12,199	0.0
48,758	5.000%, due 06/01/23	52,615	0.0
134,233	5.000%, due 06/01/23	143,096	0.0
813,120	5.000%, due 07/01/23	876,304	0.0
345,368	5.000%, due 08/01/23	372,718	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,378	5.000%, due 09/01/23	$1,487	0.0
34,777	5.000%, due 02/01/24	37,513	0.0
298,207	5.000%, due 03/01/24	321,832	0.0
139,624	5.000%, due 04/01/24	148,864	0.0
36,421	5.000%, due 04/01/24	38,764	0.0
135,831	5.000%, due 05/01/24	146,043	0.0
244,071	5.000%, due 06/01/24	260,296	0.0
1,098,130	5.000%, due 08/01/24	1,179,010	0.0
465,568	5.000%, due 07/01/33	511,011	0.0
148,078	5.000%, due 02/01/34	161,489	0.0
91,533	5.000%, due 11/01/34	100,095	0.0
6,192,148	5.000%, due 02/01/35	6,789,444	0.2
1,228,677	5.000%, due 06/01/35	1,343,690	0.1
82,740	5.000%, due 08/01/35	90,330	0.0
1,010,589	5.000%, due 09/01/35	1,102,972	0.0
1,486,839	5.000%, due 09/01/35	1,623,575	0.1
440,238	5.000%, due 09/01/35	481,248	0.0
119,909	5.000%, due 10/01/35	130,948	0.0
1,477,949	5.000%, due 03/01/36	1,614,720	0.1
1,861,433	5.000%, due 03/01/36	2,038,462	0.1
493,836	5.000%, due 04/01/36	538,920	0.0
1,347,123	5.000%, due 05/01/36	1,470,200	0.1
15,951	5.000%, due 05/01/36	17,416	0.0
240,095	5.000%, due 06/01/36	262,237	0.0
196,471	5.000%, due 12/01/36	214,545	0.0
598,008	5.000%, due 12/01/36	652,534	0.0
595,303	5.000%, due 07/01/37	650,588	0.0
559,435	5.000%, due 01/01/38	611,381	0.0
1,972,723	5.000%, due 02/01/38	2,156,204	0.1
947,865	5.000%, due 02/01/38	1,035,273	0.0
1,316,682	5.000%, due 08/01/38	1,438,055	0.1
371,572	5.000%, due 07/01/40	404,629	0.0
948,746	5.000%, due 07/01/40	1,035,422	0.0
11,310,000	5.375%, due 06/12/17	12,819,467	0.3
66	5.500%, due 04/01/14	66	0.0
10,591	5.500%, due 12/01/14	11,273	0.0
36,720	5.500%, due 04/01/15	39,084	0.0
21,908	5.500%, due 06/01/15	23,318	0.0
26,163	5.500%, due 04/01/16	27,889	0.0
104,091	5.500%, due 11/01/16	110,825	0.0
18,360	5.500%, due 01/01/17	19,578	0.0
40,964	5.500%, due 01/01/17	43,675	0.0
67,069	5.500%, due 02/01/17	71,425	0.0
67,738	5.500%, due 10/01/17	72,274	0.0
30,153	5.500%, due 11/01/17	32,173	0.0
154,213	5.500%, due 11/01/17	164,520	0.0
319	5.500%, due 02/01/18	340	0.0
31,259	5.500%, due 09/01/18	33,530	0.0
98,094	5.500%, due 07/01/20	104,585	0.0
3,168	5.500%, due 04/01/21	3,452	0.0
14,775	5.500%, due 10/01/21	15,769	0.0
11,994	5.500%, due 11/01/21	12,804	0.0
713,796	5.500%, due 11/01/21	777,826	0.0
180,522	5.500%, due 11/01/21	196,694	0.0
496,118	5.500%, due 12/01/21	540,291	0.0
280,724	5.500%, due 12/01/21	299,739	0.0
385,530	5.500%, due 12/01/21	411,384	0.0
104,279	5.500%, due 01/01/22	111,301	0.0
14,285	5.500%, due 01/01/22	15,225	0.0
14,512	5.500%, due 01/01/22	15,788	0.0
96,110	5.500%, due 02/01/22	104,723	0.0
5,956	5.500%, due 04/01/22	6,490	0.0
77,566	5.500%, due 06/01/22	84,517	0.0
74,180	5.500%, due 06/01/22	80,713	0.0
2,978	5.500%, due 07/01/22	3,180	0.0
104,281	5.500%, due 07/01/22	113,641	0.0
9,483	5.500%, due 07/01/22	10,335	0.0
12,437	5.500%, due 08/01/22	13,277	0.0
43,893	5.500%, due 09/01/22	47,837	0.0
149,629	5.500%, due 09/01/22	161,414	0.0
269,140	5.500%, due 11/01/22	292,495	0.0
28,501	5.500%, due 01/01/23	31,064	0.0
30,861	5.500%, due 01/01/23	32,951	0.0
26,419	5.500%, due 02/01/23	28,789	0.0
25,875	5.500%, due 03/01/23	27,633	0.0
13,793	5.500%, due 04/01/23	15,031	0.0
38,711	5.500%, due 06/01/23	42,119	0.0
50,691	5.500%, due 08/01/23	55,230	0.0
17,403	5.500%, due 08/01/23	18,580	0.0
7,192	5.500%, due 08/01/23	7,679	0.0
117,920	5.500%, due 08/01/23	127,219	0.0
131,383	5.500%, due 09/01/23	143,182	0.0
58,713	5.500%, due 10/01/23	62,594	0.0
214,764	5.500%, due 11/01/23	234,036	0.0
13,843	5.500%, due 11/01/23	14,781	0.0
11,309	5.500%, due 11/01/23	12,107	0.0
228,912	5.500%, due 02/01/24	248,577	0.0
10,096	5.500%, due 03/01/24	10,985	0.0
192,487	5.500%, due 07/01/24	205,448	0.0
16,268	5.500%, due 07/01/24	17,372	0.0
435,564	5.500%, due 05/01/25	467,112	0.0
193,873	5.500%, due 08/01/25	207,198	0.0
10,298	5.500%, due 07/01/27	11,400	0.0
2,225	5.500%, due 08/01/27	2,460	0.0
314,658	5.500%, due 03/01/34	349,891	0.0
402,857	5.500%, due 04/01/34	446,171	0.0
153,965	5.500%, due 11/01/34	171,487	0.0
137,038	5.500%, due 12/01/34	152,712	0.0
1,959,983	5.500%, due 02/01/35	2,182,727	0.1
239,855	5.500%, due 05/01/35	267,106	0.0
321,358	5.500%, due 09/01/35	356,854	0.0
1,810,377	5.500%, due 09/01/35	2,013,420	0.1
415,793	5.500%, due 04/01/36	461,530	0.0
375,557	5.500%, due 04/01/36	414,685	0.0
93,016	5.500%, due 05/01/36	103,127	0.0
337,983	5.500%, due 06/01/36	374,521	0.0
938,363	5.500%, due 07/01/36	1,045,088	0.0
581,404	5.500%, due 11/01/36	644,178	0.0
2,086,157	5.500%, due 12/01/36	2,306,646	0.1
913,827	5.500%, due 12/01/36	1,013,274	0.0
167,054	5.500%, due 12/01/36	185,841	0.0
286,136	5.500%, due 01/01/37	318,228	0.0
2,702,326	5.500%, due 03/01/37	2,985,474	0.1
1,359,522	5.500%, due 03/01/37	1,502,498	0.1
258,382	5.500%, due 03/01/37	285,726	0.0
1,119,390	5.500%, due 08/01/37	1,243,224	0.0
4,062	5.500%, due 01/01/38	4,486	0.0
5,177	5.500%, due 01/01/38	5,716	0.0
13,066	5.500%, due 01/01/38	14,428	0.0
58,959	5.500%, due 03/01/38	65,102	0.0
101,364	5.500%, due 05/01/38	111,925	0.0
188,054	5.500%, due 06/01/38	207,717	0.0
907,880	5.500%, due 06/01/38	1,002,536	0.0
4,475,218	5.500%, due 09/01/38	4,944,840	0.1
1,180,027	5.500%, due 12/01/38	1,303,524	0.1
320,031	5.500%, due 06/01/39	353,374	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
84,978	5.500%, due 04/01/40	$95,404	0.0
238,237	5.500%, due 05/01/40	263,306	0.0
270,096	5.500%, due 06/01/40	298,668	0.0
193,879	5.500%, due 06/01/40	214,412	0.0
43,352	5.500%, due 07/01/40	47,846	0.0
180,500	5.700%, due 07/01/36	201,047	0.0
22,819	5.700%, due 07/01/36	25,197	0.0
21,239	5.700%, due 08/01/36	23,452	0.0
92,811	5.700%, due 08/01/36	102,764	0.0
131,371	6.000%, due 10/01/18	141,364	0.0
31,216	6.000%, due 01/01/34	35,120	0.0
10,303	6.000%, due 07/01/34	11,485	0.0
184,183	6.000%, due 12/01/34	207,452	0.0
177,080	6.000%, due 05/01/35	199,399	0.0
304,485	6.000%, due 01/01/36	338,794	0.0
201,893	6.000%, due 01/01/36	225,879	0.0
82,838	6.000%, due 02/01/36	92,637	0.0
38,313	6.000%, due 03/01/36	42,875	0.0
113,581	6.000%, due 03/01/36	126,817	0.0
47,616	6.000%, due 04/01/36	53,545	0.0
89,125	6.000%, due 04/01/36	99,809	0.0
915,000	6.000%, due 04/18/36	1,002,907	0.0
254,633	6.000%, due 05/01/36	283,626	0.0
1,647	6.000%, due 06/01/36	1,838	0.0
43,339	6.000%, due 08/01/36	48,387	0.0
7,561	6.000%, due 08/01/36	8,425	0.0
268,885	6.000%, due 09/01/36	300,510	0.0
252,100	6.000%, due 09/01/36	281,332	0.0
104,661	6.000%, due 09/01/36	116,778	0.0
110,607	6.000%, due 09/01/36	123,201	0.0
77,734	6.000%, due 10/01/36	86,828	0.0
48,737	6.000%, due 10/01/36	54,392	0.0
383,846	6.000%, due 12/01/36	427,754	0.0
1,227,745	6.000%, due 12/01/36	1,371,761	0.1
122,698	6.000%, due 01/01/37	136,669	0.0
33,149	6.000%, due 02/01/37	36,982	0.0
11,638	6.000%, due 04/01/37	12,972	0.0
415,816	6.000%, due 07/01/37	463,555	0.0
18,522	6.000%, due 08/01/37	20,631	0.0
15,599	6.000%, due 08/01/37	17,376	0.0
90,106	6.000%, due 08/01/37	100,366	0.0
104,032	6.000%, due 09/01/37	115,877	0.0
6,354	6.000%, due 09/01/37	7,077	0.0
63,373	6.000%, due 09/01/37	70,588	0.0
2,789	6.000%, due 09/01/37	3,107	0.0
19,848	6.000%, due 09/01/37	22,108	0.0
57,235	6.000%, due 09/01/37	63,826	0.0
181,465	6.000%, due 09/01/37	202,127	0.0
19,106	6.000%, due 10/01/37	21,476	0.0
2,025	6.000%, due 10/01/37	2,255	0.0
5,790	6.000%, due 10/01/37	6,449	0.0
5,115	6.000%, due 10/01/37	5,703	0.0
8,217	6.000%, due 11/01/37	9,153	0.0
50,612	6.000%, due 11/01/37	56,374	0.0
76,901	6.000%, due 11/01/37	85,656	0.0
225,019	6.000%, due 11/01/37	250,639	0.0
74,968	6.000%, due 11/01/37	83,504	0.0
167,853	6.000%, due 11/01/37	186,985	0.0
14,899	6.000%, due 11/01/37	16,595	0.0
37,222	6.000%, due 12/01/37	41,460	0.0
116,423	6.000%, due 12/01/37	129,679	0.0
276,409	6.000%, due 12/01/37	307,880	0.0
46,411	6.000%, due 12/01/37	51,695	0.0
51,956	6.000%, due 01/01/38	57,872	0.0
11,394	6.000%, due 01/01/38	12,672	0.0
63,167	6.000%, due 01/01/38	70,396	0.0
10,947	6.000%, due 02/01/38	12,193	0.0
247,856	6.000%, due 02/01/38	275,744	0.0
201,609	6.000%, due 03/01/38	224,564	0.0
25,923	6.000%, due 03/01/38	28,874	0.0
91,237	6.000%, due 04/01/38	101,625	0.0
1,366,880	6.000%, due 04/01/38	1,523,103	0.1
87,380	6.000%, due 05/01/38	97,329	0.0
165,961	6.000%, due 05/01/38	184,857	0.0
8,843	6.000%, due 06/01/38	9,850	0.0
178,542	6.000%, due 07/01/38	198,871	0.0
82,307	6.000%, due 07/01/38	91,678	0.0
12,669	6.000%, due 08/01/38	14,141	0.0
4,109	6.000%, due 08/01/38	4,577	0.0
49,402	6.000%, due 09/01/38	55,444	0.0
67,514	6.000%, due 09/01/38	75,201	0.0
335,649	6.000%, due 09/01/38	373,289	0.0
28,599	6.000%, due 10/01/38	31,855	0.0
428,840	6.000%, due 10/01/38	477,667	0.0
454,024	6.000%, due 10/01/38	505,719	0.0
268,163	6.000%, due 10/01/38	298,696	0.0
6,340	6.000%, due 10/01/38	7,062	0.0
61,196	6.000%, due 05/01/39	68,164	0.0
2,839,446	6.000%, due 10/01/39	3,170,226	0.1
90,765	6.000%, due 11/01/39	101,256	0.0
33,177	6.500%, due 04/01/28	37,283	0.0
1,736	6.500%, due 04/01/30	1,989	0.0
39,069	6.500%, due 08/01/32	43,936	0.0
124,524	6.500%, due 02/01/34	140,230	0.0
15,141	6.500%, due 11/01/34	17,013	0.0
69,015	6.500%, due 01/01/36	78,691	0.0
83,139	6.500%, due 03/01/36	93,421	0.0
298,278	6.500%, due 04/01/36	335,163	0.0
6,491	6.500%, due 05/01/36	7,285	0.0
22,775	6.500%, due 06/01/36	25,594	0.0
12,596	6.500%, due 07/01/36	14,360	0.0
441,948	6.500%, due 07/01/36	496,601	0.0
247,448	6.500%, due 07/01/36	278,048	0.0
49,467	6.500%, due 07/01/36	55,584	0.0
5,839	6.500%, due 07/01/36	6,563	0.0
96,388	6.500%, due 07/01/36	108,340	0.0
6,141	6.500%, due 08/01/36	6,890	0.0
9,812	6.500%, due 08/01/36	11,025	0.0
61,891	6.500%, due 09/01/36	70,066	0.0
488,470	6.500%, due 09/01/36	549,005	0.0
4,964	6.500%, due 09/01/36	5,602	0.0
23,579	6.500%, due 09/01/36	26,481	0.0
6,285	6.500%, due 11/01/36	7,062	0.0
666	6.500%, due 11/01/36	749	0.0
16,329	6.500%, due 11/01/36	18,349	0.0
8,153	6.500%, due 12/01/36	9,161	0.0
10,054	6.500%, due 12/01/36	11,326	0.0
15,275	6.500%, due 12/01/36	17,181	0.0
85,082	6.500%, due 01/01/37	95,603	0.0
159,209	6.500%, due 01/01/37	182,641	0.0
2,104	6.500%, due 01/01/37	2,365	0.0
79,056	6.500%, due 01/01/37	88,832	0.0
85,108	6.500%, due 02/01/37	95,632	0.0
32,599	6.500%, due 03/01/37	36,630	0.0
238,640	6.500%, due 03/01/37	268,151	0.0
267,622	6.500%, due 03/01/37	306,625	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
39,699	6.500%, due 03/01/37	$44,608	0.0
1,224	6.500%, due 03/01/37	1,375	0.0
3,885	6.500%, due 04/01/37	4,454	0.0
165,373	6.500%, due 04/01/37	185,824	0.0
16,492	6.500%, due 04/01/37	18,531	0.0
5,170	6.500%, due 07/01/37	5,810	0.0
13,418	6.500%, due 08/01/37	15,396	0.0
14,405	6.500%, due 08/01/37	16,186	0.0
13,971	6.500%, due 08/01/37	15,698	0.0
221,729	6.500%, due 09/01/37	248,771	0.0
33,787	6.500%, due 09/01/37	38,009	0.0
502,294	6.500%, due 09/01/37	564,409	0.0
5,810	6.500%, due 09/01/37	6,529	0.0
3,280	6.500%, due 09/01/37	3,686	0.0
9,456	6.500%, due 09/01/37	10,625	0.0
70,629	6.500%, due 09/01/37	79,364	0.0
1,691	6.500%, due 09/01/37	1,905	0.0
23,812	6.500%, due 10/01/37	27,313	0.0
11,132	6.500%, due 10/01/37	12,512	0.0
80,891	6.500%, due 10/01/37	90,908	0.0
135,929	6.500%, due 10/01/37	155,551	0.0
5,531	6.500%, due 10/01/37	6,237	0.0
432,339	6.500%, due 11/01/37	489,709	0.0
71,563	6.500%, due 12/01/37	82,061	0.0
57,606	6.500%, due 12/01/37	64,730	0.0
432,246	6.500%, due 12/01/37	495,007	0.0
3,222	6.500%, due 12/01/37	3,623	0.0
1,645	6.500%, due 12/01/37	1,848	0.0
15,239	6.500%, due 12/01/37	17,124	0.0
3,742	6.500%, due 12/01/37	4,208	0.0
1,544	6.500%, due 12/01/37	1,735	0.0
74,089	6.500%, due 01/01/38	83,251	0.0
1,583	6.500%, due 01/01/38	1,779	0.0
41,347	6.500%, due 01/01/38	46,460	0.0
1,461	6.500%, due 01/01/38	1,642	0.0
686,117	6.500%, due 02/01/38	787,044	0.0
255,358	6.500%, due 03/01/38	287,891	0.0
242,003	6.500%, due 04/01/38	271,930	0.0
19,054	6.500%, due 05/01/38	21,388	0.0
1,736	6.500%, due 06/01/38	1,951	0.0
354,861	6.500%, due 08/01/38	398,745	0.0
726,070	6.500%, due 08/01/38	832,685	0.0
77,896	6.500%, due 08/01/38	87,547	0.0
39,186	6.500%, due 09/01/38	44,065	0.0
171,342	6.500%, due 09/01/38	193,083	0.0
22,600	6.500%, due 09/01/38	25,410	0.0
142,414	6.500%, due 10/01/38	160,216	0.0
1,041,441	6.500%, due 10/01/38	1,170,229	0.0
18,316	6.500%, due 10/01/38	20,654	0.0
89,676	6.500%, due 10/01/38	100,766	0.0
227,741	6.500%, due 11/01/38	261,379	0.0
153,830	6.500%, due 01/01/39	173,169	0.0
5,961	6.500%, due 01/01/39	6,698	0.0
93,234	6.500%, due 03/01/39	104,778	0.0
16,616	6.500%, due 08/01/39	18,709	0.0
5,967	6.500%, due 09/01/39	6,725	0.0
805,000	6.625%, due 11/15/30	1,109,217	0.0
3,430,000	7.125%, due 01/15/30	4,888,313	0.1
1,560,000	7.250%, due 05/15/30	2,254,992	0.1
		772,943,957	19.5
	Government National Mortgage Association: 7.3%
17,246,272	2.500%, due 02/20/41	17,717,375	0.5
39,961,000	3.000%, due 04/01/43	39,305,388	1.0
58,574,000	3.500%, due 12/20/41	59,791,238	1.5
6,399,524	3.500%, due 01/20/43	6,542,998	0.2
2,228,189	4.000%, due 12/20/40	2,346,414	0.1
31,300,000	4.000%, due 11/20/41	32,801,420	0.8
10,882,573	4.000%, due 12/20/41	11,454,793	0.3
7,866,157	4.000%, due 01/20/42	8,279,330	0.2
4,958,768	4.000%, due 08/20/42	5,219,570	0.1
7,826,674	4.000%, due 10/20/42	8,238,219	0.2
1,500,000	4.500%, due 04/01/40	1,617,422	0.0
3,861,650	4.500%, due 07/20/40	4,169,842	0.1
3,868,807	4.500%, due 02/20/41	4,183,372	0.1
4,602,900	4.500%, due 05/20/41	4,971,534	0.1
5,217,282	4.500%, due 06/20/41	5,627,240	0.1
9,458,824	4.500%, due 07/20/41	10,199,837	0.3
3,755,432	4.500%, due 09/20/41	4,050,198	0.1
8,925,355	4.500%, due 10/20/41	9,647,860	0.2
8,416,467	4.500%, due 12/20/41	9,075,111	0.2
48,311	5.000%, due 10/15/37	52,975	0.0
4,936	5.000%, due 04/15/38	5,408	0.0
249,464	5.000%, due 03/15/39	273,138	0.0
345,385	5.000%, due 08/15/39	378,367	0.0
3,956,031	5.000%, due 09/15/39	4,330,436	0.1
3,423,478	5.000%, due 09/15/39	3,748,368	0.1
2,690,277	5.000%, due 02/15/40	2,955,559	0.1
3,039,179	5.000%, due 04/15/40	3,336,164	0.1
4,712,538	5.000%, due 06/15/40	5,175,430	0.1
318,051	5.000%, due 07/15/40	349,162	0.0
3,197,202	5.000%, due 04/15/42	3,499,791	0.1
2,927,625	5.000%, due 04/20/42	3,195,942	0.1
139,426	5.500%, due 07/20/38	154,119	0.0
1,693,860	5.500%, due 09/20/39	1,871,677	0.1
112,216	5.500%, due 10/20/39	125,676	0.0
2,776,348	5.500%, due 11/20/39	3,067,793	0.1
60,593	5.500%, due 11/20/39	67,844	0.0
37,672	5.500%, due 12/20/40	41,626	0.0
113,953	5.500%, due 01/20/41	126,285	0.0
399,480	5.500%, due 03/20/41	447,695	0.0
1,215,856	5.500%, due 04/20/41	1,350,992	0.0
2,144,607	5.500%, due 05/20/41	2,411,522	0.1
1,934,429	5.500%, due 06/20/41	2,138,472	0.1
61,398	6.000%, due 10/15/36	70,687	0.0
161,410	6.000%, due 08/15/37	181,046	0.0
273,662	6.000%, due 11/15/37	307,074	0.0
36,919	6.000%, due 12/15/37	41,401	0.0
168,930	6.000%, due 01/15/38	189,474	0.0
137,264	6.000%, due 01/15/38	153,927	0.0
473,212	6.000%, due 02/15/38	530,626	0.0
3,987	6.000%, due 02/15/38	4,470	0.0
104,136	6.000%, due 02/15/38	116,897	0.0
7,017	6.000%, due 04/15/38	7,988	0.0
666,437	6.000%, due 05/15/38	746,971	0.0
976,235	6.000%, due 05/15/38	1,093,037	0.0
134,393	6.000%, due 07/15/38	150,825	0.0
156,584	6.000%, due 09/15/38	175,528	0.0
244,458	6.000%, due 11/15/38	274,349	0.0
2,810,063	6.000%, due 08/20/40	3,192,017	0.1
21,787	7.000%, due 12/15/37	24,859	0.0
		291,604,778	7.3

	Other U.S. Agency Obligations: 0.8%
22,990,000	1.100%, due 11/06/18	22,213,490	0.6

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Other U.S. Agency Obligations: (continued)
1,500,000	1.875%, due 08/15/22	$1,377,240	0.0
75,000	5.125%, due 08/25/16	83,026	0.0
10,000	6.150%, due 01/15/38	12,673	0.0
5,000,000	7.125%, due 05/01/30	6,812,510	0.2
		30,498,939	0.8

	Total U.S. Government Agency Obligations
	(Cost $1,344,901,346)	1,351,529,193	34.1

FOREIGN GOVERNMENT BONDS: 3.8%
5,100,000	Asian Development Bank, 2.625%, 02/09/15	5,206,570	0.1
3,000,000	Colombia Government International Bond, 4.000%, 02/26/24	2,977,500	0.1
1,950,000	Colombia Government International Bond, 7.375%, 09/18/37	2,510,625	0.1
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	3,067,731	0.1
2,000,000	European Investment Bank, 4.000%, 02/16/21	2,184,798	0.1
3,775,000	Export-Import Bank of Korea, 3.750%, 10/20/16	4,027,544	0.1
1,000,000	Export-Import Bank of Korea, 4.000%, 01/14/24	1,037,478	0.0
10,010,000	Brazil Government International Bond, 6.000%, 01/17/17	11,146,135	0.3
1,000,000	Inter-American Development Bank, 3.200%, 08/07/42	846,057	0.0
6,040,000	Inter-American Development Bank, 3.000%, 04/22/14	6,050,268	0.1
3,695,000	International Finance Corp., 2.250%, 04/11/16	3,818,834	0.1
8,295,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,319,744	0.2
3,700,000	Japan Finance Corp., 2.500%, 05/18/16	3,836,208	0.1
3,810,000	Korea Development Bank, 3.250%, 03/09/16	3,985,591	0.1
10,000,000	KFW, 2.625%, 01/25/22	9,928,360	0.2
3,285,000	Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,401,749	0.1
12,080,000	Mexico Government International Bond, 4.750%, 03/08/44	11,536,400	0.3
2,710,000	Nordic Investment Bank, 5.000%, 02/01/17	3,020,414	0.1
3,695,000	Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	3,995,463	0.1
1,460,000	Panama Government International Bond, 8.875%, 09/30/27	2,029,400	0.0
2,000,000	Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,190,000	0.1
4,000,000	Peru Government International Bond, 6.550%, 03/14/37	4,830,000	0.1
155,000	Peruvian Government International Bond, 7.125%, 03/30/19	187,744	0.0
500,000	# Petroleos Mexicanos, 4.875%, 01/18/24	517,500	0.0
3,680,000	Petroleos Mexicanos, 6.000%, 03/05/20	4,163,000	0.1
4,000,000	Philippine Government International Bond, 6.375%, 01/15/32	4,895,000	0.1
3,405,000	Poland Government International Bond, 5.125%, 04/21/21	3,768,484	0.1
7,395,000	Province of British Columbia Canada, 2.100%, 05/18/16	7,633,060	0.2
13,308,000	Province of Ontario Canada, 4.400%, 04/14/20	14,723,426	0.4
7,395,000	Republic of Italy, 4.500%, 01/21/15	7,619,157	0.2
3,140,000	South Africa Government Bond, 5.500%, 03/09/20	3,425,740	0.1
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/24	3,082,500	0.1

	Total Foreign Government Bonds
	(Cost $149,570,607)	149,962,480	3.8

	Total Long-Term Investments
	(Cost $4,111,290,429)	4,161,810,055	104.9

SHORT-TERM INVESTMENTS: 7.2%
	Commercial Paper: 5.5%
10,000,000	American Electric Power Inc., 0.270%, 04/14/14	9,998,944	0.3
17,000,000	American Electric Power Inc., 0.270%, 04/17/14	16,997,832	0.4
16,000,000	Autozone Inc., 0.220%, 04/16/14	15,998,436	0.4
24,750,000	Concord Minutemen Capital Co., 0.250%, 07/02/14	24,733,912	0.6

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
24,750,000		Crown Point Capital Co. LLC, 0.200%, 07/02/14	$24,737,130	0.6
15,000,000		Jupiter Securitization Company, 0.170%, 07/01/14	14,993,400	0.4
15,000,000		Kellogg Co. Disc, 0.280%, 05/23/14	14,993,744	0.4
25,000,000		Mondelez Intl Inc., 0.380%, 09/02/14	24,959,500	0.6
13,500,000	#	Old Line Funding LLC, 0.184%, 08/27/14	13,499,460	0.3
25,000,000		Pacific Gas & Electric Disc, 0.220%, 04/04/14	24,999,389	0.6
15,000,000		Time Warner Cable Inc., 0.250%, 04/04/14	14,999,583	0.4
10,000,000		Time Warner Cable Inc., 0.280%, 05/12/14	9,996,792	0.3
7,000,000		Vodafone Group PLC, 0.480%, 04/17/14	6,999,083	0.2
			217,907,205	5.5

		Securities Lending Collateralcc(1): 0.3%
2,991,361		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $2,991,367, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $3,051,194, due 01/31/16-11/01/43)	2,991,361	0.1
2,991,361		Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,991,369, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,051,188, due 05/15/14-09/01/49)	2,991,361	0.1
629,700		Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $629,701, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $642,295, due 08/15/23-05/15/43)	629,700	0.0
2,991,361		HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $2,991,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $3,051,195, due 04/15/14-11/15/30)	2,991,361	0.0
2,991,361		Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,991,369, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $3,051,188, due 04/01/14-05/01/47)	2,991,361	0.1
			12,595,144	0.3

		Certificates of Deposit: 0.7%
25,000,000	#	Barton Capital LLC, 0.185%, 11/17/14	24,997,000	0.6
3,000,000	#	Thunder Bay Funding LLC, 0.184%, 08/27/14	2,999,790	0.1
			27,996,790	0.7

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
28,443,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $28,443,000)	$28,443,000	0.7

	Total Short-Term Investments
	(Cost $286,940,495)	286,942,139	7.2

	Total Investments in Securities (Cost $4,398,230,924)	$4,448,752,194	112.1
	Liabilities in Excess of Other Assets	(479,583,067)	(12.1)
	Net Assets	$3,969,169,127	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $4,400,956,142.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$79,410,816
Gross Unrealized Depreciation	(31,614,764)

Net Unrealized Appreciation	$47,796,052

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$922,064,271	$–	$922,064,271
Collateralized Mortgage Obligations	–	68,754,820	–	68,754,820
Municipal Bonds	–	35,358,970	–	35,358,970
Short-Term Investments	28,443,000	258,499,139	–	286,942,139
U.S. Treasury Obligations	–	1,584,918,338	–	1,614,345,774
Foreign Government Bonds	–	149,962,480	–	149,962,480

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
U.S. Government Agency Obligations	$–	$1,351,529,193	$–	$1,351,529,193
Asset-Backed Securities	–	19,794,547	–	19,794,547
Total Investments, at fair value	$28,443,000	$4,390,881,758	$–	$4,448,752,194
Other Financial Instruments+
Centrally Cleared Swaps	–	195,546	–	195,546
OTC Swaps	–	288,761	–	288,761
Total Assets	$28,443,000	$4,391,366,065	$–	$4,449,236,501

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya U.S. Bond Index Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2014

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.20	Sell	1.000	06/20/18	USD	15,000,000	$294,729	$108,296
CDX.NA.IG.21	Sell	1.000	12/20/18	USD	20,000,000	357,999	49,728
CDX.NA.IG.21	Sell	1.000	12/20/18	USD	20,000,000	357,999	37,522
						$1,010,727	$195,546

Voya U.S. Bond Index Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2014:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.20	Sell	1.000	06/20/18	USD	15,000,000	$288,761	$139,906	$148,855
							$288,761	$139,906	$148,855

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps*	$195,546
Credit contracts	OTC credit default swaps	288,761
Total Asset Derivatives		$484,307

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

Barclays Bank PLC
Assets:
Credit default swaps	$288,761
Total Assets	$288,761

Net OTC derivative instruments by counterparty, at fair value	$288,761

Total collateral pledged by the Portfolio/(Received from counterparty)	$–

Net Exposure(1)	$288,761

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014